SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. (File No. 333-179395)	☐

Post-Effective Amendment No. 4	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42 (File No. 811-07623)	☑
(Check appropriate box or boxes)
RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
(previously IDS Life of New York Variable Annuity Account)
(Exact Name of Registrant)
RiverSource Life Insurance Co. of New York
(previously IDS Life Insurance Company of New York)
(Name of Depositor)
20 Madison Avenue Extension, Albany, NY 12203
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (612) 678-4177
Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on April 29, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus

April 29, 2013

RiverSource

RAVA 5 Advantage Variable Annuity
RAVA 5 Select Variable Annuity
RAVA 5 Access Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:	RiverSource Life Insurance Co. of New York (RiverSource Life of NY)

20 Madison Avenue Extension
Albany, NY 12203
Telephone: 1-800-541-2251
(Corporate Office)
ameriprise.com/variableannuities
RiverSource of New York Variable Annuity Account

Contracts described in this prospectus were offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013. New contracts are not currently being offered under this prospectus.

This prospectus contains information that you should know before investing in the RAVA 5 Advantage, the RAVA 5 Select, or the RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

• AllianceBernstein Variable Products Series Fund, Inc.

•	ALPS Variable Investment Trust

•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	DWS Variable Series II
•	Fidelity® Variable Insurance Products – Service Class 2
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2

•	Invesco Variable Insurance Funds

•	Ivy Funds Variable Insurance Portfolios

•	Janus Aspen Series: Service Shares

•	Lazard Retirement Series, Inc.

•	Legg Mason Partners Variable Income Trust

•	MFS® Variable Insurance Trustsm

•	Morgan Stanley Universal Institutional Funds (UIT)

•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares

•	PIMCO Variable Insurance Trust (VIT)

•	Van Eck VIP Trust

•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 1

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

 2  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract at any point in time.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 3

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life of NY: In this prospectus, “we,” “us,” “our” and “RiverSource Life of NY” refer to RiverSource Life Insurance Co. of New York.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

The Contracts in Brief

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable charges).

Buying a contract: New contracts as described in this prospectus are not currently being offered. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”)

It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: As stated on the first page of your contract, return of the contract to your financial advisor or to our corporate office within the stated time frame results in a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (See “Valuing Your Investment.”) We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we refund all of your purchase payments.)

Accounts: Generally, you may allocate your purchase payments among the:

•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

•	regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Buying Your Contract”, “Transfer Policies” and “The Regular Fixed Account”). For RAVA 5 Access contracts, the regular fixed account is not available (see “The Fixed Account”).

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 5

•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource 3 NY rider, please consider carefully when you take surrenders. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during a credit period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)

Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit” and “Optional Benefits”)

Optional benefits: We offer optional living and death benefits that are available for additional charges if you meet certain criteria. We currently offer SecureSource 3 NY and Accumulation Protector Benefit riders as optional living benefits. SecureSource 3 NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, except under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource 3 NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified Waiting Period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).

If you select the optional living benefit, we restrict investment options available to you which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”) For more information on considerations before buying optional living benefits, please see “Optional Benefits — Optional Living Benefits.”

We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account and Portfolio Stabilizer funds are not available after the annuitization start date. (see “The Annuity Payout Period”)

 6  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first table describes the fees and expenses that you will pay at the time that you surrender one of these contracts.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charges for RAVA 5 Advantage

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

Seven-year schedule		Ten-year schedule
	Surrender charge		Surrender charge
Number of completed	percentage	Number of completed	percentage
years from date of	applied to each	years from date of	applied to each
each purchase payment*	purchase payment	each purchase payment*	purchase payment

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	6

5	4	5	5

6	2	6	4

7+	0	7	3

		8	2

		9	1

		10+	0

Surrender charge for RAVA 5 Select

(Contingent deferred sales load as a percentage of purchase payments surrendered)

Surrender charge
percentage
Contract	applied to
Year**	purchase payments
1	7%

2	6

3	5

4	4

5+	0

There are no surrender charges on and after the fourth contract anniversary.

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge for RAVA 5 Access:

0%

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 7

remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

Annual contract administrative charge	Maximum: $50	Current: $30

Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender	Maximum: $50	Current: $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

RAVA 5 Advantage with ten-year surrender charge schedule

Mortality and
expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge

Mortality and
expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

RAVA 5 Select

Mortality and
expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

RAVA 5 Access

Mortality and
expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

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OTHER ANNUAL EXPENSES

Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits.

SecureSource 3 NY® – Single life rider fee	Maximum: 2.25%	Current: 1.10%

SecureSource 3 NY® – Joint life rider fee	Maximum: 2.25%	Current: 1.10%

(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%

(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Accounts and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund Name**	fees(%)	fees(%)	expenses(%)	expenses(%)***	expenses(%)

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.34	—	1.29	(1)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.11	—	1.11

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP Value, Class II	0.88	0.25	—	—	1.13

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.14	—	0.72	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	0.41	0.25	0.13	—	0.79

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)**	0.57	0.25	0.12	—	0.94

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 2)**	1.07	0.25	0.22	—	1.54	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.55	0.25	0.16	—	0.96

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.17	—	1.00	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	0.79	0.25	0.20	—	1.24

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.71	0.25	0.17	—	1.13	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)**	0.66	0.25	0.14	0.01	1.06

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84	(4)

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.13	0.46	1.04	(2)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.10	0.50	1.05	(2)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.10	0.58	1.13	(2)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)**	0.24	0.25	0.08	0.48	1.05

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

 10  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund Name**	fees(%)	fees(%)	expenses(%)	expenses(%)***	expenses(%)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	0.76	0.25	0.17	—	1.18	(4)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	0.74	0.25	0.14	—	1.13	(4)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.70	0.25	0.15	—	1.10	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.22	—	1.26	(4)

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.60	0.25	0.08	—	0.93

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)**	0.36	0.25	0.14	—	0.75

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(6)

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(7)

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(8)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(9)

Janus Aspen Series Global Allocation Portfolio - Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(9)

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80	(10)

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(11)

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.85	0.25	0.18	—	1.28	(12)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(13)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(14)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(15)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95	0.25	—	0.55	1.75	(16)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(17)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.45	0.25	0.13	—	0.83

Variable Portfolio – American Century Growth Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)**	0.42	0.25	0.13	—	0.80

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.91	0.25	0.20	—	1.36	(4)

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	0.85	0.25	0.16	—	1.26	(4)

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – DFA International Value Fund (Class 2)	0.83	0.25	0.16	—	1.24	(4)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04	(4)

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(18)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund Name**	fees(%)	fees(%)	expenses(%)	expenses(%)***	expenses(%)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)**	0.62	0.25	0.12	—	0.99	(5)

Variable Portfolio – Invesco International Growth Fund (Class 2)	0.83	0.25	0.15	—	1.23

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.45	0.25	0.13	—	0.83

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.12	—	1.12	(4)

Variable Portfolio – MFS Value Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.18	—	1.28	(4)

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.87	0.25	0.16	—	1.28	(4)

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.91	0.25	0.15	0.01	1.32	(4)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)	0.47	0.25	0.15	—	0.87

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.84	0.25	0.17	—	1.26	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 2)**	0.71	0.25	0.13	—	1.09	(4)

Variable Portfolio – Victory Established Value Fund (Class 2)**	0.77	0.25	0.13	—	1.15	(4)

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.14	—	0.85

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(19)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in the Appendix under “The Funds”.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.

(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.70% for Columbia Variable Portfolio – Cash Management Fund (Class 2), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.50% for Columbia Variable Portfolio – Emerging Markets Fund (Class 2), 0.97% for Columbia Variable Portfolio – High Yield Bond Fund (Class 2), 1.04% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 2), 0.82% for Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 1.12% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2), 1.12% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2), 1.00% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2), 1.18% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.25% for Variable Portfolio – Columbia Wanger International Equities Fund (Class 2), 1.21% for Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2), 1.12% for Variable Portfolio – DFA International Value Fund (Class 2), 0.97% for Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2), 1.08% for Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2), 1.14% for Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2), 1.21% for Variable Portfolio – Partners Small Cap Growth Fund (Class 2), 1.13% for Variable Portfolio – Partners Small Cap Value Fund (Class 2), 1.25% for Variable Portfolio – Pyramis® International Equity Fund (Class 2), 1.02% for Variable Portfolio – Sit Dividend Growth Fund (Class 2) and 1.14% for Variable Portfolio – Victory Established Value Fund (Class 2).

(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

 12  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

(6)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.

(7)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.03% of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(8)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.

(9)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.

(10)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent total annual portfolio operating expenses exceed 1.05%.

(11)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(12)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.

(13)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

(14)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(15)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

(16)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.

(17)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(18)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.

(19)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 13

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders, before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP and SecureSource 3 NY rider(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$1,250	$2,305	$3,175	$5,324	$530	$1,585	$2,634	$5,233

RAVA 5 Advantage

With a seven-year surrender charge schedule	1,170	2,244	3,130	5,315	540	1,613	2,679	5,315

RAVA 5 Select	1,195	2,135	2,792	5,526	565	1,684	2,792	5,526

RAVA 5 Access	580	1,727	2,861	5,652	580	1,727	2,861	5,652

Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional ROPP(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$3,734	$7,746	$9,821	$11,546	$3,014	$6,991	$9,240	$11,447

RAVA 5 Advantage

With a seven-year surrender charge schedule	3,655	7,668	9,738	11,448	3,025	7,007	9,253	11,448

RAVA 5 Select	3,680	7,519	9,286	11,451	3,050	7,047	9,286	11,451

RAVA 5 Access	3,066	7,070	9,305	11,452	3,066	7,070	9,305	11,452

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
	If you surrender your contract				or if you select an annuity payout plan
	at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$920	$1,331	$1,516	$2,067	$174	$535	$916	$1,967

RAVA 5 Advantage

With a seven-year surrender charge schedule	836	1,260	1,469	2,078	184	566	969	2,078

RAVA 5 Select	860	1,136	1,101	2,350	209	644	1,101	2,350

RAVA 5 Access	225	690	1,179	2,509	225	690	1,179	2,509

(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

 14  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 15

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix F.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

 16  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 17

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

The Fixed Account

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY’s revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

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The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

•	for the Special DCA fixed account and the regular fixed account; and

•	for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the Special DCA fixed account for a six month term;

•	the Special DCA fixed account for a twelve month term;

•	the Portfolio Stabilizer funds for SecureSource 3 NY and APB riders;

•	unless you have elected one of the optional living benefit riders, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer fund(s), if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available, and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Buying Your Contract

New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may own a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you applied, you may have selected among the following:

•	the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

•	one of the following optional death benefit riders:

•	ROPP Death Benefit;

•	MAV Death Benefit; or

•	5-Year MAV Death Benefit; and

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 19

•	one of the following optional living benefit riders:

–	SecureSource 3 NY; or

–	Accumulation Protector Benefit.

(1)	For RAVA 5 Access contracts, the regular fixed account is not available.

We restrict investment options if you select a SecureSource 3 NY or APB rider. If you choose SecureSource 3 NY or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds as described in the “Investment Allocation Restriction for Living Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See “Purchase Payments.”)

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. Initial purchase payments are $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than 13 months after the contract’s effective date; and no later than

•	the owner’s 95th birthday or the tenth contract anniversary, if later,

•	or such other date as agreed to by us.

Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

 20  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.

Please see “SecureSource 3 NY — Other Provisions” section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select the SecureSource 3 NY — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

Minimum initial purchase payments*

RAVA 5 Advantage

Qualified annuities	$1,000
Nonqualified annuities	$2,000

RAVA 5 Select

Qualified annuities	$2,000
Nonqualified annuities	$10,000

RAVA 5 Access

Qualified annuities	$2,000
Nonqualified annuities	$10,000

Minimum additional purchase payments*

$50

Maximum total purchase payments** (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

For each subsequent year:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0

*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payments is $25.00.
**	These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the SecureSource 3 NY rider

These riders prohibit additional purchase payments if:

(1) You decline any increase to the annual rider fee, or

(2) the Annual lifetime payment is established and your contract value on an anniversary is less than four times the benefit base multiplied by the lifetime payment percentage for your current age band.

The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 21

maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000. These purchase payment restrictions are currently being waived until further notice.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up. Additional purchase payments are also limited to $100,000; however, this restriction is currently being waived until further notice.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

Regular mail:
RiverSource Life Insurance Co. of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RiverSource Life Insurance Co. of New York
70200 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees for your contract.

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

 22  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Mortality and
RAVA 5 Advantage with ten-year surrender charge schedule	expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit(1)	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

Mortality and
RAVA 5 Advantage with seven-year surrender charge	expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit(1)	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

Mortality and
RAVA 5 Select	expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit(1)	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

Mortality and
RAVA 5 Access	expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit(1)	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 23

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource 3 NY:

Contract without SecureSource 3 NY rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or

•	current contract earnings.

During the first contract year, the FA is the greater of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Contract with SecureSource 3 NY rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

Surrender charge under RAVA 5 Advantage:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.

Surrender charge under RAVA 5 Select:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

 24  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

Surrender charge under RAVA 5 Access:

There is no surrender charge if you surrender all or part of your contract.

Partial surrenders:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.

For an example, see Appendix B.

Waiver of surrender charges
We do not assess surrender charges for:

•	surrenders each year that represent the total free amount for that year;

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

•	amounts we refund to you during the free look period; and

•	death benefits.

Contingent events

•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”.)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE 3 NY RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.10% for SecureSource 3 NY — Single Life rider or SecureSource 3 NY — Joint Life rider.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 25

The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource 3 NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

The SecureSource 3 NY — Single Life rider and SecureSource 3 NY — Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future Annual Step-Ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any future Annual Credits, and the Credit Base (CB) will be permanently reset to zero, and

(iv)	any increase to the Lifetime Payment Percentage due to changing Age Bands on subsequent birthdays and rider anniversaries.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.

If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.

The fee does not apply after the annuitization start date or if the rider is terminated.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it(1). The current annual rider fee is 1.30%. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

We reserve the right to vary the rider fee for each approved investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 2.00%.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate

 26  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the Benefit Date or after the annuitization start date.

(1)	Accumulation Protector Benefit rider is available for contract applications signed on or after July 30, 2012.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

Valuing Your Investment

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

•	the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

•	minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	transfers into or out of the subaccounts;

•	partial surrenders;

•	surrender charges;

and a deduction of a prorated portion of:

•	the contract administrative charge;

– SecureSource 3 NY rider charge; or

– Accumulation Protector Benefit rider charge.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 27

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	(ARROW)	Sept	100	21	4.76

market price is high		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

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TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies
For RAVA 5 Advantage and RAVA 5 Select

•	Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.

•	You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.

•	You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource 3 NY or APB, to the selected Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

For RAVA 5 Access

•	Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

•	You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 29

•	After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to the state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In

 30  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders: $250 or entire account balance

Maximum amount

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 31

Transfers or surrenders: Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	If you have a SecureSource 3 NY or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).

•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If you have a SecureSource 3 NY rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders: $50

Maximum amount
Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 By telephone

Call:
518-869-8613

Minimum amount
Transfers or surrenders:  $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and

 32  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource 3 NY rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource 3 NY riders that impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

(1)	If you elected the SecureSource 3 NY or Accumulation Protector Benefit rider, your money will be surrendered from your accounts and subaccounts in the same proportion as your interest in each account bears to your contract value,

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire

•	request that payment be wired to your bank;

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 33

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have the SecureSource 3 NY or APB rider.

Changing the Annuitant

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional death benefit riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you elected the SecureSource 3 NY, the covered person or covered spouses will not change if you change ownership of your annuity contract.

The death benefit may change due to a change of ownership.

•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

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•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).

•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

For the SecureSource 3 NY — Single Life rider, an ownership change will not change the covered person under the rider.

The SecureSource 3 NY — Joint Life rider, if selected, transfer of the ownership of the annuity contract will not change the covered spouses under the rider. If there is a non-natural or revocable trust owner, the annuitant must be one of the covered spouses at rider issue. (See “Optional Benefits — Optional Living Benefits.”)

The Accumulation Protector Benefit rider will continue upon change of ownership. For the Accumulation Protector Benefit rider, change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. Currently, we waive our right to terminate the rider for any type of assignments or ownership changes as specified above. If we discontinue waiving our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company. (See “Optional Benefits.”)

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 35

written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource 3 NY rider will terminate.

If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

•	contract value after any rider charges have been deducted; or

•	the Return of Purchase Payments (ROPP) value.

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.

Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:

ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

Adjusted partial surrenders	=	PS × DB CV

PS = the amount by which the contract value is reduced as a result of the partial surrender.

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DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

CV = the contract value on the date of (but prior to) the partial surrender.

Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid but with no reduction for rider charges on riders that remain in force.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

For example of standard death benefit calculation, please see Appendix C.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

•	ROPP Death Benefit;

•	MAV Death Benefit; and

•	5-Year MAV Death Benefit.

If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value as described above.

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

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After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

As described below, if you are age 75 or younger at contract issue, you may select either the MAV Death Benefit or the 5-Year MAV Death Benefit at the time you purchase your contract. If you are age 76-79 at contract issue, you may select the MAV Death Benefit. The MAV death benefit does not provide any additional benefit before the first contract anniversary and the 5-Year MAV Death Benefit does not provide any additional benefits before the fifth contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders, as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-Year MAXIMUM ANNIVERSARY VALUE (5-YEAR MAV) DEATH BENEFIT

The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the 5-year MAV.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders, as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

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(b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

OPTIONAL LIVING BENEFITS

SECURESOURCE 3 NY RIDERS

The SecureSource 3 NY rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 NY rider may not be purchased with the Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource 3 NY rider may be appropriate for you if:

•	you intend to make periodic withdrawals from your annuity contract; and

•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

The SecureSource 3 NY rider may be not appropriate for you if:

•	you anticipate the need for early or Excess Withdrawals; or

•	you want to invest in funds other than those offered under the Portfolio Stabilizer funds.

The SecureSource 3 NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the Lifetime Benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.

Your benefits under the rider can be reduced if you:

•	withdraw more than the allowed withdrawal amount in a contract year, or

•	take withdrawals before the Lifetime Benefit is available.

AVAILABILITY
There are two optional SecureSource 3 NY riders available under your contract:

•	SecureSource 3 NY – Single Life

•	SecureSource 3 NY – Joint Life

The information in this section applies to both SecureSource 3 NY riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 3 NY — Single Life rider covers one person who is named at contract issue. The SecureSource 3 NY — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 NY — Single Life rider or the SecureSource 3 NY — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 3 NY rider is an optional benefit that you may select for an additional annual charge if:

•	Single Life: you are 85 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource 3 NY riders are not available under an inherited qualified annuity.

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The SecureSource 3 NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below). If there has been an ownership change, the death of the new owner will also terminate the rider.

KEY TERMS
The key terms associated with the SecureSource 3 NY rider are:

Age Bands: Each Age Band is associated with a Lifetime Payment Percentage. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first Age Band for the annual lifetime payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.

Annual Credit, Credit Period: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. If the covered person (Joint Life: younger covered spouse) is age 56 and older, Annual Credit rates are 6% for each of the 10 years. Otherwise, the credit rates are 6% for 9 years and then 5.9% in year 10. Credit Period is a 10 year period that starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The rider anniversary after the number of contract years shown is the last day of a Credit Period (see the “Rider Anniversary Processing” provision below). Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits may result in higher rider charges that may exceed the benefit from the Annual Credits.

Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.

Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases above guaranteed amounts, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment Percentage can increase.

Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment is established, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.

Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the Annual Lifetime Payment is established or if a withdrawal exceeds the Remaining Annual Lifetime Payment.

Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. The percentage used can vary as described in the Lifetime Payment Percentage provision below.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal or benefit reset.

Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

IMPORTANT SECURESOURCE 3 NY RIDER CONSIDERATIONS
You should consider whether SecureSource 3 NY rider is appropriate for you taking into account the following considerations:

You will begin paying the SecureSource 3 NY rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.

•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:

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Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living or a change in ownership and the new owner dies (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse or at the death of any owner who is not a covered spouse. (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available (“Excess Withdrawal”), the guaranteed amounts under the rider will be reduced.

•	Investment Allocation Restriction: You must invest in approved investment options, which are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment option(s) you elected. You should consult your financial advisor before you purchase the SecureSource 3 NY rider.

•	Non-Cancelable: Once elected, the SecureSource 3 NY rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource 3 NY — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 3 NY — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary at rider issue.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary at rider issue. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource 3 NY — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: Additional purchase payments may be limited under the rider. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the Remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts

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received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Treatment of Civil Unions and Domestic Partners: The Federal Defense of Marriage Act (“DOMA”) does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See “Taxes — Other — Spousal status.”

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource 3 NY rider may be of limited value to you.

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is established on the rider effective date and cannot be changed. The covered person is the oldest contract owner on the rider effective date. If any owner on that date is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner on the rider effective date and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner on the rider effective date is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.

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The Lifetime Payment Percentage is listed in the table below:

	Lifetime Payment	Lifetime Payment
Age Bands	Percentage – Single Life	Percentage – Joint Life

50-58	3%	2.5%

59-64	4%	3.5%

65-79	5%	4.5%

80+	6%	5.5%

The Age Band for the Lifetime Payment Percentage is determined at the following times:

•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).

•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)

•	Upon Annual Step-Ups (see “Annual Step ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase in the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:

1.	At rider effective date

The CB, BB and PBG are set equal to the initial purchase payment.

2.	When an additional purchase payment is made

The BB and PBG will be increased by the amount of each additional purchase payment.

If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.

See “Buying Your Contract — Purchase Payments” for purchase payment limitations.

3.	When a withdrawal is taken

If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.

The BB, CB and PBG can be adjusted, but they will not be less than zero.

(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.

The BB and CB will be reduced by the same proportion that the contract value will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b c	where:

a =	the amount of the withdrawal

b =	the CB or BB (as applicable) on the date of (but prior to) the withdrawal

c =	the contract value on the date of (but prior to) the withdrawal.

The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the CB or BB.

(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

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(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e f	where:

d =	the amount of the withdrawal minus the RALP

e =	the BB or CB (as applicable) on the date of (but prior to) the withdrawal

f =	the contract value on the date of (but prior to) the withdrawal minus the RALP.

The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the Excess Withdrawal Processing amount calculated above, substituting the following for “e” in the formula: the PBG minus the RALP on the date of (but prior to) the withdrawal.

Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.

(A)	On the first rider anniversary of the initial Credit Period

The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.

The BB will be set to the greater of:

(i)  the current BB, or

(ii)	the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments since 180 days following the rider effective date.

(B)	On any other rider anniversary during a Credit Period

The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% Annual Credit percentage . If the covered person (Joint Life: younger covered spouse) is age 55 or younger, the Annual Credit percentage is 5.9% in the 10th year of the Credit Period.

The BB will be set to the greater of:

(i)  the current BB, or

(ii)	the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.

If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.

The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.

•	Annual step ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.

The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any Annual Credit is added. If an Annual Step-Up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to a step-up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:

•	The Annual Lifetime Payment is established;

•	The RMD is for your contract alone;

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•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix E for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 NY  — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 NY — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

–	We will no longer accept additional purchase payments.

–	No more charges will be collected for the rider.

–	The current ALP is fixed for as long as payments are made.

–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

At Death:
Single Life: If the contract is jointly owned and any owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available or if someone other than a covered spouse continues the contract, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.

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If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

•	elect to take the death benefit under the terms of the contract, or

•	elect to take the Principal Back Guarantee available under this rider if the PBG is greater than zero, or

•	continue the contract and the SecureSource 3 NY— Joint Life rider under the spousal continuation option.

•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:

1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.

2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age of the covered spouses in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.

•	In either of the above cases:

•	The Lifetime Payment Percentage used will be set as of the date of death.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

Assignment and Change of Ownership
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner on the rider effective date is a natural person, only the covered spouses can be owners at rider issue. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant at rider issue.

Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 NY rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource 3 NY rider cannot be terminated either by you or us except as follows:

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

•	Single Life: after the death of the covered person, the rider will terminate.

•	Joint Life: after the death of the last covered spouse, the rider will terminate.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 NY rider charge”).

•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER

The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under

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the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource 3 NY riders.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

•	you must invest in approved investment options, which are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider.

•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below) In addition, additional purchase payments are limited to $100,000. If we waive any restrictions on additional purchase payments, you will be notified in writing, signed by an officer of the company.;

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted on the latest Contract Anniversary if a change you make in your investment selection causes the Annual Rider Fee to increase more than 0.20 percentage points and the remaining Waiting Period just prior to the change was less than three years (see “Waiting Period” below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.

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Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The Waiting Period for the rider is 10 years.

We reserve the right to restart the Waiting Period on the latest contract anniversary if a change you make in your investment selection causes the annual rider fee to increase more than 0.20 percentage points and the remaining Waiting Period just prior to the change was less than three years. Waiting Period will restart upon elective step ups and spousal continuation step ups.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 90% of the contract value on the contract anniversary (after charges are deducted); or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The automatic step up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step up. Elective step ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The elective step up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.

Additional Purchase Payments with Annual Elective Step Ups
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the Waiting Period will restart as of the most recent contract anniversary.

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Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the Benefit Date without paying a benefit on the date:

•	you take a full surrender;

•	on the annuitization start date;

•	the contract terminates as a result of the death benefit being paid; or

•	when a beneficiary elects an alternative payment plan which is an inherited IRA.

The rider will terminate on the Benefit Date.

For an example, see Appendix E.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIVING BENEFIT RIDERS
If you choose SecureSource 3 NY rider or Accumulation Protector Benefit rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.

Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payment or transfer request that do not comply with the above limitations.

Portfolio Stabilizer funds
If you elect the SecureSource 3 NY rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. Effective on or after April 29, 2013, we have added three new Portfolio Stabilizer funds and currently we offer total of four Portfolio Stabilizer funds (the Funds). We reserve the right to add, remove or substitute Portfolio Stabilizer funds. We also reserve the right, upon notification to you, to close or restrict any Portfolio Stabilizer funds. Any change will apply to current allocations and or to future purchase payments and transfers. If your living benefit rider is terminated, you may remain invested in the Funds, but you will not be allowed to make additional purchase payments or transfers to the Funds.

The Portfolio Stabilizer Funds. Portfolio Stabilizer funds are specifically designed for use with the SecureSource 3 NY rider or Accumulation Protector Benefit rider with the investment objective of pursuing total return while seeking to manage market volatility. Columbia Management Investment Advisers, LLC (Columbia Management) is the investment adviser of the Funds and each underlying fund in which the Funds invest. Columbia Management considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Funds’ investment activities. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

The Portfolio Stabilizer funds currently available are:

1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),(2)

2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio — Managed Volatility Fund (Class 2))

3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)(2)

4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)(2)

(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.

(2)	Available on or after April 29, 2013.

The Funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and debt asset classes through investments in a mix of affiliated mutual funds (underlying funds). Further, in seeking to manage equity market volatility, the Funds employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);

•	direct investments in exchange-traded funds (ETFs); and

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•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Funds’ exposure to different asset classes and various segments within these asset classes.

In general, when the Funds’ investment adviser, Columbia Management, determines that equity market volatility is relatively low, it may increase the Funds’ equity exposure and decrease the Funds’ debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Funds’ equity exposure and, correspondingly, increase the Funds’ debt exposure.

For additional information about the Funds’ investment strategies and risks, see the Funds’ prospectuses.

Portfolio Stabilizer funds conflicts of interest. In providing investment advisory services for the Funds and the underlying funds in which the Funds invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.

In addition, the Funds’ investment strategies are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees under the SecureSource 3 NY rider or Accumulation Protector Benefit rider. To the extent that the Funds’ strategies are successful, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders, and we will have less risk to hedge under the riders than would be the case if holders did not invest in the Funds. For example, the Funds are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Our financial interest in reducing the volatility of overall contract values invested under the riders, in light of our obligations under the riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the riders, in that our interest may at times conflict with the Funds’ investment objectives when markets are appreciating.

For additional information about the conflicts of interest to which Columbia Management and its affiliates are subject, see the Funds’ prospectuses.

Investing in the Portfolio Stabilizer funds. Effective on or after April 29, 2013, you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. You are responsible for determining which Portfolio Stabilizer fund(s) is best for you. Your financial advisor can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment options, or your decision to change to a different investment options.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.

You may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”). We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.

Risks. Although an investment in the Funds may have the effect of mitigating declines in your contract value in the event of a significant decline in equity market valuations, the strategies followed by the Funds, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your contract. In addition, there is no guarantee that the Funds’ strategies will have their intended effect, or that they will work as effectively as is intended.

Before you select the SecureSource 3 NY rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully consider whether the Fund(s) meet your investment objectives and risk tolerance. Because you cannot terminate the SecureSource 3 NY rider or Accumulation Protector Benefit rider once you have selected it, you must terminate your contract

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by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource 3 NY rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See Charges — Surrender charge under Annuity Payout Plan E”).

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date, after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account and Portfolio Stabilizer funds are not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts on the annuitization start date.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:

•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B: Life annuity with five, ten, 15 or 20 years certain: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

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•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See “Charges — Surrender charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource 3 NY rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan, to the owner in a lump sum or change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

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Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

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•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

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Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

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•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life of NY’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received

 56  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Contract

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

Payments to Selling Firms

•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

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•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

•	providing service to contract owners; and

•	funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

Payments to Financial Advisors

•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and

 58  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

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Appendix A: The Funds

Unless you have elected the living benefit rider, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. Certain funds are available only if you select one of the optional living benefit riders.

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 2))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (available only for contracts with living benefit rider)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (available only for contracts with living benefit rider)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (available only for contracts with living benefit rider)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (available only for contracts with living benefit rider) (previously Columbia Variable Portfolio – Managed Volatility Fund (Class 2))	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	Seeks high level of current income and capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund

FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC

Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – American Century Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – DFA International Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.

Variable Portfolio – Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

Variable Portfolio – MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, Inc., subadviser.

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia, doing business as The London Company, Palisade Capital Management, L.L.C. and Wells Capital Management Incorporated, subadvisers.

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pacific Investment Management Company LLC, subadviser.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 67

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisers, LLC, subadviser.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

 68  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix B: Example — Surrender Charges

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

PPS	= PPSC + PPF
PPSC	= purchase payments surrendered that could be subject to a surrender charge
= (PS – FA) / (CV – FA) x (PP – PPF)
PPF	= purchase payments surrendered that are not subject to a surrender charge
= FA – contract earnings, but not less than zero
PP	= purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	= amount the contract value is reduced by the surrender
FA	= total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	= contract value prior to the surrender

When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 69

Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

 70  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	3,500.00	3,206.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,500.00)	(3,206.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$56,470.00	$36,764.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 71

Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS (determined by iterative process described above):	15,376.34	16,062.31

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,376,34	16,062.31
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,376.34	19,375.80

 72  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,376.34	19,375.80
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	376.34	1,062.31

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,376.34	16,062.31
	Surrender charge:	(376.34)	(1,062.31)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 73

Full surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

 74  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	2,000.00	1,832.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(2,000.00)	(1,832.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$57,970.00	$38,138.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 75

Partial surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS (determined by iterative process described above):	15,208.33	15,582.48

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,208.33	15,582.48
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,208.33	18,761.94

 76  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,208.33	18,761.94
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	208.33	582.48

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,208.33	15,582.48
	Surrender charge:	(208.33)	(582.48)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 77

Appendix C: Example — Optional Death Benefits

The purpose of this appendix is to illustrate the operation of various optional death benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:

Assumptions:

•	You purchase the contract with a payment of $20,000.

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a standard death benefit of:	$18,333

since this is greater than your contract value of $16,500

Example — ROPP Death Benefit

Assumptions:

•	You purchase the contract (with the ROPP rider) with a payment of $20,000.

•	The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a death benefit of:	$18,333

 78  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Example — MAV Death Benefit

Assumptions:

•	You purchase the contract (with the MAV rider) with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $24,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your contract anniversary contract values:	$24,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $24,000 $22,000 =	–1,636

for a death benefit of:	$22,364

Example — 5-Year MAV Death Benefit

Assumptions:

•	You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

•	On the fifth contract anniversary the contract value grows to $30,000.

•	During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit as follows:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
Greatest of your 5-year contract anniversary contract values:	$30,000
plus purchase payments made since that anniversary:	+0
minus adjusted partial surrenders, calculated as:

$1,500 × $30,000 $25,000 =	–1,800

for a death benefit of:	$28,200

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 79

Appendix D: Example — Optional Living Benefits

The purpose of this appendix is to illustrate the operation of various optional living benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — SecureSource 3 NY Riders

Assumptions:

•	You purchase the contracts with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 61.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in bold.

Contract			Assumed								Lifetime
Duration	Purchase	Partial	Contract								Payment
in Years	Payments	Withdrawals	Value	CB		BB		PBG	ALP	RALP	Percentage

At Issue	$100,000	NA	$100,000	$100,000		$100,000		$100,000	$4,000	$4,000	4.00%

1	0	0	98,000	100,000		106,000		100,000	4,240	4,240	4.00%

2	0	0	105,000	100,000		112,000		105,000	4,480	4,480	4.00%

3	0	0	120,000	120,000	(1)	120,000		120,000	4,800	4,800	4.00%

3.5	0	4,800	115,200	120,000		120,000		115,200	4,800	0	4.00%

4	0	0	113,000	120,000		120,000	(2)	115,200	4,800	4,800	4.00%

5	0	0	110,000	120,000		127,200		115,200	5,088	5,088	4.00%

6	0	0	140,000	140,000		140,000		140,000	7,000	7,000	5.00%	(3)

7	0	0	120,000	140,000		148,400		140,000	7,420	7,420	5.00%

7.5	0	10,000	110,000	136,792		144,999	(4)	129,542	7,250	0	5.00%

8	0	0	105,000	136,792		144,999		129,542	7,250	7,250	5.00%

9	0	0	116,000	136,792		153,207		129,542	7,660	7,660	5.00%

(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

 80  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Example — Accumulation Protector Benefit

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	0	0	100,000	0	110,000

2	0	0	115,200	0	128,000

3	0	0	121.500	0	135,000

4	0	0	121,500	0	118,000

5	0	0	121,500	0	100,000

6	2,000	2,430	119,070	0	122,000

7	0	0	126,000	0	140,000

8	0	0	126,000	0	130.000

9	5,000	4,846	121,154	0	110,000

10	0	0	121,154	16,154	105,000

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 81

Appendix E: Example — Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource 3 NY rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1)	Each calendar year, if your ALERMDA is greater than the ALP.

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

•	The LABA will be reduced by the total amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource 3 NY rider.

The ALERMDA is:

(1)	determined by us each calendar year;

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3)	based on the value of this contract alone on the date it is determined;

(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRAs under Section 408(p) of the Code;

4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

5. Custodial and investment only plans under section 401(a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource 3 NY rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource 3 NY rider.

 82  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Appendix F: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the front page of the prospectus.

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304	3,657

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86	$0.73
Accumulation unit value at end of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818	1,979

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	53	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	200	78	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	11	8	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	113	28	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	210	47	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	686	721	677	731	890	1,311	1,573	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	88	7	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	151	64	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 83

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	109	29	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	47	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,139	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	557	751	959	1,003	1,019	1,770	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	13	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	23	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782	5,947

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	29	16	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	130	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182	143	17	—	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—	—

 84  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137	5,236

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44	$1.10
Accumulation unit value at end of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522	1,628

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367	1,668

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	880	1,036	9,604	7,662	4,056	—	—	—	—

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297	759

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	557	566	605	622	495	1,082	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	8	1	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	423	470	646	732	760	1,153	883	417	22	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,624	4,473	976	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	84	10	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	27	8	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 85

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	104	14	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	81	39	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	62	38	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,338	9,044	2,797	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	67	39	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	185	21	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	77	34	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	33	13	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	29	15	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	37	13	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	60	30	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,080	71,003	23,480	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,294	32,460	7,790	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,147	23,560	7,958	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	76	23	—	—	—	—	—	—	—

 86  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	94	6	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	2	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	19	4	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	12	1	—	—	—	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	17	1	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	2	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	54	6	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	45	13	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	97	16	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	724	965	677	792	896	1,001	1,175	1,240	1,207	1,199

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489	1,344

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	14	—	—	—	19	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	196	127	159	155	130	142	76

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 87

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	47	72	77	104	8	87	12

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	7	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	34	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	15	—	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	417	424	431	441	422	399	92
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	24	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	9	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,935	—	—	—	—	—	—

 88  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	46	75	91	101	89	65	275

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	46	46	39	32	10	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	36	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	729	752	865	1,975	4,301	3,188	1,284

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	313	312	385	1,768	2,783	1,386	338

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	63	47	72	67	45	48	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	316	297	417	430	422	426	101

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	120	151	187	6,597	4,924	3,189	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	122	105	80	86	97	61	29

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	23	20	36	24	9	202

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	74	60	76	61	65	68	18

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	27	29	40	43	48	17

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	587	511	469	3,861	4,557	3,298	1,204

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	616	622	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	5	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,281	840	730	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—

 90  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	5	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,617	4,588	2,283	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,646	2,032	1,190	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,838	2,313	1,420	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	9	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	35	42	7	2	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	12	29	46	40	39	16

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

 92  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	555

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 93

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4

 94  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	205

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 95

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	117

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

 96  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	30	19	21	34	14	51	9

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.25	$1.13	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.31	$1.25	$1.13	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	33	37	37	52	51	62	11
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 97

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	9	9	12	15	11	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	6	1	21	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	43	59	59	126	349	300	79

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	38	73	80	195	322	117	32

 98  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	57	17	23	30	37	23	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	20	38	43	50	71	85	2

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2	74	76	574	502	276	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	37	45	48	57	28	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	2	5	12

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	30	32	41	48	16	23

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,243	42	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 99

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,544	5,782	4,585	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,443	2,731	1,348	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

 100  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	23	6	2	1	1	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	11	11	5	2	4	—

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 101

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	782

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

 102  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 103

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	93

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

 104  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	93

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 105

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

 106  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 107

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99

Number of accumulation units outstanding at end of period (000 omitted)	–
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

 108  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 109

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

 110  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2012	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firms	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK — PROSPECTUS 111

RiverSource Life Insurance Co.
of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
S-6517 C (4/13)

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE RETIREMENT ADVISOR
VARIABLE ANNUITY®

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS®
VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE ® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT ® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS ® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS ® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE OF NEW YORK
VARIABLE ANNUITY ACCOUNT
April 29, 2013

RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203
1-800-541-2251

S-6343-N (4/13)

Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2012	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firms	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements
EX-99.1.14
EX-99.8.16
EX-99.8.17
EX-99.8.18
EX-99.9
EX-99.10

 2  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  3

Rating Agencies

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see “Debt & Ratings Information” under “Investors Relations” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2012

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2012. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$407,314,788
Fidelity® Variable Insurance Products	$9,239,062
Oppenheimer Variable Account Funds	$6,775,356
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,524,654
Franklin® Templeton® Variable Insurance Products Trust	$3,190,143
AllianceBernstein Variable Products Series Fund, Inc.	$3,007,278
American Century® Variable Portfolios, Inc.	$2,926,764
MFS® Variable Insurance Trustsm	$2,535,757
Goldman Sachs Variable Insurance Trust	$2,406,627
Wells Fargo Advantage Variable Trust Funds	$1,991,995
PIMCO Variable Insurance Trust	$1,635,110
Janus Aspen Series	$1,457,904
Eaton Vance Variable Trust	$1,301,112
Putnam Variable Trust	$889,568
Morgan Stanley UIF	$854,978
Credit Suisse Trust	$502,578
Royce Capital Fund	$230,656
Third Avenue Variable Series Trust	$168,273
Neuberger Berman Advisers Management Trust	$100,226
Calvert Variable Series, Inc.	$93,078
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund	$90,440
Legg Mason Partners Variable Trusts	$46,157
BlackRock Variable Series Funds, Inc.	$12,979
DWS Variable Series II	$4,988
Lincoln Variable Insurance Products Trust	$1,983
Lazard Retirement Series, Inc.	$1,389
J.P. Morgan Series Trust II	$1,213

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

 4  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2012 was $24,714,946, in 2011 was $26,901,811 and in 2010 was $22,718,221. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firms

The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2012 and December 31, 2011 and for each of the two periods then ended and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2012 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2011 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

The statements of income, comprehensive income, cash flows and shareholder’s equity of RiverSource Life Insurance Co. of New York for the year ended December 31, 2010, included in this Statement of Additional Information have been included in reliance on the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—
Accumulation unit value at end of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	—	—	46	4	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.03	$0.92	$0.77	$1.30	$1.25	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/15/2004)
Accumulation unit value at beginning of period	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06	$1.00
Accumulation unit value at end of period	$1.01	$0.89	$1.11	$1.07	$0.80	$1.73	$1.64	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	30	25	24	75	172	142	103	58	3

American Century VP International, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.24	$1.42	$1.26	$0.95	$1.73	$1.48	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	63	74	86	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—
Accumulation unit value at end of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	193	14	—

American Century VP Value, Class II (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.17	$1.17	$1.04	$0.87	$1.20	$1.27	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	21	30	19	16	40	32	10	5	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.28	$1.17	$1.12	$1.01	$0.81	$1.18	$1.16	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	8	8	6	5	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.17	$1.05	$0.85	$1.22	$1.20	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	5	5	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.11	$1.11	$1.12	$1.13	$1.11	$1.06	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	45	22	13	2	14	2	38	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.44	$1.34	$1.27	$1.18	$1.03	$1.11	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	7	3	930	1,000	595	410	31	10

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.25	$1.32	$1.14	$0.90	$1.52	$1.41	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	11	12	16	403	417	406	416	50	5

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08	$1.00
Accumulation unit value at end of period	$2.36	$1.97	$2.50	$2.10	$1.21	$2.64	$1.92	$1.44	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17	20	43	68	105	77	64	24	2

 6  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.34	$1.29	$1.21	$1.10	$1.11	$1.03	$0.97	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	7	6	111	108	115	89	8	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	1	1	9	7	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.82	$1.58	$1.51	$1.33	$0.87	$1.17	$1.15	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	26	22	9	3

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.76	$1.54	$1.46	$1.30	$0.92	$1.13	$1.11	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	10	15	165	74	116	88	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.41	$1.25	$0.98	$1.66	$1.48	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	11	6	7	11	9	3	1	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.11	$0.95	$0.70	$1.27	$1.24	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	1	2	15	12	19	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.06	$0.91	$0.73	$1.28	$1.25	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	38	31	29	27	21	15	14	71	5

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	15	321	275	240	123	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	194	199	229	344	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$1.43	$1.14	$0.70	$1.28	$1.13	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (11/01/2005)
Accumulation unit value at beginning of period	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	$1.00	—
Accumulation unit value at end of period	$1.34	$1.14	$1.25	$1.02	$0.73	$1.34	$1.22	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	6	196	200	200	353	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.14	$1.00	$0.80	$1.27	$1.22	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	—	5	15	87	1	—	3	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.11	$1.14	$0.95	$0.76	$1.26	$1.27	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.31	$1.12	$1.23	$0.97	$0.70	$1.15	$1.20	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.15	$1.14	$1.12	$1.06	$1.10	$1.05	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	1	1	2	28	2	3	4	4

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	22	40	45	10	20	90	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	5	140	73	39	86	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	46	83	109	249	294	366	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.13	$1.12	$0.98	$0.78	$1.34	$1.21	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	4	1	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.50	$1.70	$1.33	$0.95	$1.59	$1.38	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	26	43	30	106	127	120	102	37	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.09	$1.33	$1.19	$0.94	$1.69	$1.46	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	5	4	4	—	—	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.09	$0.86	$0.91	$0.76	$0.64	$1.12	$1.42	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14	23	23	18	19	13	19	7	1

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.33	$1.39	$1.09	$0.85	$1.27	$1.31	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	9	6	9	10	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.20	$1.09	$0.87	$1.39	$1.35	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	6	19	15	17	31	28	16	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.34	$1.43	$1.15	$0.87	$1.39	$1.36	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	12	12	8	23	30	30	49	—

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.02	$0.90	$0.75	$1.20	$1.22	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	29	24	22	19	10	7	5	45	—

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.92	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	11	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	43	33	21	33	23	83	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—
Accumulation unit value at end of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	113	96	78	—	—	—

 8  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Technology Fund, Series I Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.22	$1.29	$1.07	$0.68	$1.24	$1.15	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	61	27	51	48	13	12	11	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.09	$1.12	$0.98	$0.76	$1.20	$1.23	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	35	29	25	111	152	174	238	98	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	22	306	277	311	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	1	1	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.22	$1.10	$0.79	$1.26	$1.14	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	4	1	—

MFS® New Discovery Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.46	$1.64	$1.21	$0.75	$1.24	$1.22	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	10	2	2	2	7	6	2	—

MFS® Utilities Series – Service Class (11/15/2004)
Accumulation unit value at beginning of period	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06	$1.00
Accumulation unit value at end of period	$2.24	$1.99	$1.87	$1.66	$1.26	$2.03	$1.60	$1.23	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	36	26	26	25	21	11	8	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	13	16	65	71	54	78	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	2	2	79	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	67	73	107	107	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.29	$1.42	$1.23	$0.89	$1.50	$1.42	$1.22	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	10	14	8	4	21	9	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.38	$1.21	$1.03	$1.21	$1.11	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	44	13	9	207	182	194	133	40	2

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05	$1.00
Accumulation unit value at end of period	$1.49	$1.27	$1.31	$1.07	$0.79	$1.28	$1.30	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	3	3	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	89	64	152	207	224	220	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.22	$1.24	$1.22	$0.97	$1.18	$1.19	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	7	8	5	17	6	—

Putnam VT International Equity Fund – Class IB Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$1.22	$1.11	$0.90	$1.61	$1.50	$1.18	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.07	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690	680	1,977	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.41	$1.35	$1.23	$1.19	$1.12	$1.12	$1.05	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	13	6	214	88	86	71	17	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,075	1,239	1,088	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	242	244	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	386	465	—	—	—	—	—	—

 10  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,144	1,144	1,144	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	203	205	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.54	$1.36	$1.43	$1.16	$0.85	$1.25	$1.32	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	11	13	151	162	188	106	41	7

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.95	$0.99	$0.90	$0.69	$1.12	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	9	17	308	223	205	218	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.31	$1.08	$0.80	$1.27	$1.20	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Wanger International (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$2.13	$1.76	$2.07	$1.67	$1.12	$2.07	$1.79	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	18	21	29	71	65	62	74	27	2

Wanger USA (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.35	$1.10	$0.78	$1.29	$1.24	$1.15	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	30	41	31	90	74	100	62	45	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.13	$1.31	$1.13	$0.98	$1.69	$1.48	$1.21	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	103	1	5	14	1	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.53	$1.33	$1.42	$1.15	$0.78	$1.32	$1.24	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/01/2005)
Accumulation unit value at beginning of period	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	$1.00	—
Accumulation unit value at end of period	$1.65	$1.54	$1.62	$1.28	$0.85	$1.45	$1.28	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  11

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	275	308	372	309	363	746	160	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98	$0.74
Accumulation unit value at end of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828	9,073	5,594

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31	$0.92
Accumulation unit value at end of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163	4,351	2,161

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74	$0.65	$0.53
Accumulation unit value at end of period	$1.04	$0.86	$0.99	$0.88	$0.66	$1.21	$1.03	$0.83	$0.74	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	223	255	328	349	483	718	801	1,011	1,182	1,240

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91	$0.73
Accumulation unit value at end of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	822	954	1,230	1,185	1,439	1,767	1,718	1,659	1,408	938

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	893	1,061	1,287	2,587	3,176	3,100	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	628	824	884	782	920	4,333	941	—	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59	$1.40	$1.10
Accumulation unit value at end of period	$2.04	$1.79	$1.79	$1.59	$1.34	$1.84	$1.95	$1.66	$1.59	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	298	318	434	579	726	1,098	1,260	1,395	1,239	1,293

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15	$0.90
Accumulation unit value at end of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497	6,900	4,207

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88	$0.75
Accumulation unit value at end of period	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	798	868	1,043	1,088	1,279	1,519	1,455	1,195	895	475

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87	$0.73
Accumulation unit value at end of period	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268	2,153	1,566

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666	11,956	12,254

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19	$1.14
Accumulation unit value at end of period	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926	12,488	10,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14	$0.81
Accumulation unit value at end of period	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139	10,241	4,410

 12  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13	$0.81
Accumulation unit value at end of period	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792	711	217

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35	$1.20
Accumulation unit value at end of period	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917	4,157	2,454

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	917	1,052	1,043	1,201	1,374	2,102	2,297	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12	$0.90
Accumulation unit value at end of period	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084	14,646	9,939

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815	6	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66	$0.52
Accumulation unit value at end of period	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145	2,082	359

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47	$0.39
Accumulation unit value at end of period	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724	6,535	5,159

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71	$0.55
Accumulation unit value at end of period	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370	2,982	815

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	696	847	1,089	1,464	1,986	1,950	3,548	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04	$0.85
Accumulation unit value at end of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	522	640	835	1,066	1,091	1,416	1,560	1,403	1,420	998

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	970	1,211	2,304	3,561	2,944	5,108	351	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983	9,237	6,233

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	233	256	168	91	95	137	187	70	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06	$0.72
Accumulation unit value at end of period	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	551	665	926	1,132	1,628	1,938	2,442	3,007	2,896	1,716

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  13

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15	$1.14
Accumulation unit value at end of period	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771	11,923	9,919

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	985	1,206	1,289	1,510	1,174	752	2,782	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92	$0.87	$0.71
Accumulation unit value at end of period	$1.20	$1.02	$1.01	$0.89	$0.70	$1.22	$1.10	$0.98	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	598	619	857	1,099	1,479	2,257	2,651	3,096	3,183	3,179

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01	$0.82
Accumulation unit value at end of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335	11,997	6,872

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46	$1.18	$0.86
Accumulation unit value at end of period	$2.36	$2.07	$2.34	$1.83	$1.32	$2.19	$1.91	$1.71	$1.46	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	614	722	990	1,300	1,840	2,617	2,925	3,232	3,218	2,990

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27	$0.93
Accumulation unit value at end of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249	12,408	7,511

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91	$0.80	$0.57
Accumulation unit value at end of period	$1.12	$0.94	$1.14	$1.02	$0.81	$1.46	$1.25	$1.07	$0.91	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	163	172	236	276	423	796	1,016	1,064	1,166	780

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06	$0.75
Accumulation unit value at end of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952	5,831	2,326

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51	$1.12
Accumulation unit value at end of period	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097	7,490	4,889

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45	$1.10
Accumulation unit value at end of period	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121	3,861	2,159

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05	$0.85
Accumulation unit value at end of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513	4,483	2,574

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49	$1.17
Accumulation unit value at end of period	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617	6,770	4,304

 14  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41	$1.22	$0.84
Accumulation unit value at end of period	$1.64	$1.47	$1.47	$1.14	$0.90	$1.37	$1.65	$1.48	$1.41	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	27	31	38	61	93	162	240	294	435	382

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79	$0.62
Accumulation unit value at end of period	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511	4,998	3,397

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	550	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	409	471	504	601	590	419	1,896	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	947	1,103	1,381	6,218	5,525	2,450	32	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	858	986	1,234	1,165	1,165	1,261	1,350	1,704	718	403

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,214	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069	65	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	449	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47	$0.39	$0.29
Accumulation unit value at end of period	$0.80	$0.69	$0.70	$0.57	$0.39	$0.71	$0.59	$0.52	$0.47	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	381	382	564	636	712	774	848	1,075	1,194	1,263

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37	$0.26
Accumulation unit value at end of period	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248	1,311	1,434

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,767	2,041	17,067	13,325	8,417	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  15

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65	$0.49
Accumulation unit value at end of period	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056	5,176	4,688

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	80	87	94	64	46	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57	$0.47
Accumulation unit value at end of period	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647	7,097	5,911

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76	$0.57
Accumulation unit value at end of period	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783	5,498	5,373

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92	$0.68
Accumulation unit value at end of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792	1,406	718

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	749	931	966	3,120	4,528	2,291	2,781	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	522	673	774	1,089	1,210	1,294	2,389	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	636	714	4,378	4,519	3,528	3,236	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793	45	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132	152	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	397	454	619	844	1,049	1,233	1,204	468	15	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91	$0.78
Accumulation unit value at end of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	440	505	581	765	1,013	1,144	1,397	1,837	1,481	1,270

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	601	813	1,000	1,406	1,843	2,419	2,803	3,193	3,359	3,718

 16  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	413	551	785	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84	$1.63	$1.10
Accumulation unit value at end of period	$2.68	$2.51	$2.88	$2.23	$1.42	$2.53	$2.45	$2.04	$1.84	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	140	154	221	275	317	577	703	808	831	831

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86	$1.57	$1.11
Accumulation unit value at end of period	$2.08	$1.64	$2.10	$1.86	$1.29	$2.30	$2.44	$2.12	$1.86	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	230	272	354	448	677	1,123	1,416	1,537	1,606	1,714

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,605	2,418	782	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,393	10,873	12,544	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543	21	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,118	3,714	1,170	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,671	13,381	11,054	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,841	10,721	5,136	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,197	82,805	97,423	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,367	8,285	3,243	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,332	49,673	54,821	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,719	4,225	1,619	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,712	26,508	28,686	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28	$0.93
Accumulation unit value at end of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106	4,860	4,184

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  17

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	93	114	125	133	261	377	381	339	45	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80	$0.54
Accumulation unit value at end of period	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740	7,114	4,070

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33	$0.94
Accumulation unit value at end of period	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569	10,599	6,621

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02	$0.84
Accumulation unit value at end of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532	2,515	2,471

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	$1.00	—
Accumulation unit value at end of period	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	859	1,099	1,530	6,732	836	1,104	1,366	1,120	14	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97	$0.72
Accumulation unit value at end of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	775	1,053	683	826	977	1,125	1,281	1,387	1,549	1,450

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81	$0.58
Accumulation unit value at end of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473	1,593	1,080

 18  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24	$1.00
Accumulation unit value at end of period	$1.16	$1.04	$1.37	$1.16	$0.77	$1.47	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	419	457	541	575	523	543	369

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$0.96	$0.85	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	290	297	342	403	480	539	98

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23	$1.00
Accumulation unit value at end of period	$0.74	$0.66	$0.82	$0.79	$0.60	$1.29	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,565	1,876	2,367	8,672	19,629	9,236	2,322

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.14	$1.04	$0.77	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	207	94	94	87	79	78	15

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.26	$1.28	$1.09	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,124	1,186	1,278	5,095	5,525	5,416	222

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.31	$1.16	$1.16	$1.01	$0.76	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	422	460	505	514	565	376	2,202

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.94	$0.79	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,346	1,964	1,982	1,932	1,749	2,079	509

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.09	$1.08	$0.97	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	486	549	572	656	204	215	26

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	69	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,527	2,527	2,560	4,369	6,188	3,844	2,374

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	118	47	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.38	$1.30	$1.22	$1.14	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,137	5,199	5,798	65,945	53,345	39,535	9,494

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	20	1	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.99	$1.05	$0.91	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,800	3,667	4,185	49,381	36,484	17,683	5,496

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  19

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	1	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.56	$1.31	$1.67	$1.40	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,312	1,289	6,199	11,398	4,624	1,065

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	81	50	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.27	$1.20	$1.09	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,503	1,639	1,897	21,067	17,305	13,183	2,629

Columbia Variable Portfolio – High Income Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.16	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.16	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	690	719	759	771	525	493	202

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	47	13	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.66	$1.44	$1.38	$1.22	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	873	765	889	805	733	896	199

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	67	42	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.65	$1.45	$1.37	$1.22	$0.87	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,286	1,546	1,582	28,173	13,694	9,778	3,255

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	12	3	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.10	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	142	296	158	143	125	122	85

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$0.99	$1.03	$0.89	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	337	190	242	240	447	651	39

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	121	130	134	142	166	252	4

 20  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.18	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,941	2,771	3,058	40,570	25,462	13,265	3,408

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	493	548	612	805	895	542	1,471

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.41	$1.13	$0.70	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	75	83	91	108	44	33	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	40	36	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12	$1.00
Accumulation unit value at end of period	$1.21	$1.03	$1.14	$0.93	$0.67	$1.23	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	462	556	657	3,436	5,567	3,208	2,769

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.22	$1.07	$1.06	$0.93	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	260	553	512	239	225	177	17

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.03	$0.86	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	207	200	201	46	25	46	22

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.04	$1.15	$0.92	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	37	57	57	39	40	24	13

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	47	13	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.12	$1.11	$1.10	$1.08	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,314	1,875	1,695	1,227	1,284	354	74

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	52	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  21

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.87	$0.90	$1.04	$0.90	$0.76	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	646	751	720	677	524	327	1,503

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$1.04	$0.95	$0.77	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	94	112	107	133	96	39	13

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,404	1,593	1,698	17,103	10,945	7,332	2,824

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.15	$0.99	$0.74	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,288	4,252	4,934	12,509	24,724	15,405	5,888

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.20	$1.35	$1.06	$0.77	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2,667	2,856	3,483	12,950	16,441	8,335	2,560

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	781	959	986	970	842	615	207

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.92	$0.73	$0.78	$0.65	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,097	862	887	673	680	650	515

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14	$1.00
Accumulation unit value at end of period	$1.34	$1.14	$1.20	$0.94	$0.73	$1.11	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,364	1,289	1,389	1,361	1,250	1,230	500

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,583	2,008	2,267	2,178	2,149	465

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	378	330	330	334	327	442	173

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	525	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.37	$1.14	$1.11	$1.07	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	484	527	590	568	523	591	1,004

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.22	$1.09	$0.82	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	611	858	976	15,690	12,686	4,981	100

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	—	—	—	—	—	—

 22  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.89	$0.70	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	624	906	983	12,830	16,049	9,159	4,172

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,649	2,266	2,566	42,014	28,397	15,952	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	251	243	270	253	260	255	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19	$1.07	$0.78	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	343	324	315	206	99	65	1

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21	$1.00
Accumulation unit value at end of period	$1.65	$1.47	$1.40	$1.24	$0.94	$1.53	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	827	920	1,037	951	939	946	314

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.22	$0.95	$1.06	$0.88	$0.63	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	715	780	754	6,451	7,885	2,724	1,376

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.49	$1.38	$1.50	$1.15	$0.74	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	308	366	325	258	307	239	985

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.04	$0.86	$0.65	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	284	394	403	8,659	7,536	5,181	1,550

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17	$1.00
Accumulation unit value at end of period	$1.25	$1.14	$1.19	$0.97	$0.75	$1.25	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	203	175	141	98	92	121	95

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.17	$1.02	$0.74	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	904	1,019	1,049	1,088	1,224	1,142	437

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.46	$1.30	$1.31	$1.15	$0.98	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	4,369	4,659	5,313	39,107	28,992	21,361	4,287

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.15	$0.94	$0.69	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	340	364	427	499	478	505	93

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	580	606	640	710	754	331	49

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  23

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.45	$1.28	$1.26	$1.13	$0.94	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,816	2,795	2,528	23,718	23,226	15,404	5,362

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,124	13,318	4,063	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,697	38,062	38,056	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	57	50	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	58	13	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.18	$1.14	$1.08	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,925	3,019	2,940	33,459	10,749	8,367	3,500

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	39	21	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	28	21	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,696	11,924	2,392	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,206	42,300	29,947	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	35	22	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	92	24	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	67	21	—	—	—	—

 24  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	9	1	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	3	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	20	14	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	29	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,743	64,312	26,271	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267,004	260,157	274,743	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,700	50,434	21,613	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140,113	157,906	171,003	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,652	15,493	6,340	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,889	72,637	73,389	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	11	5	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	59	20	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.32	$1.17	$1.24	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	755	1,091	1,224	23,507	19,560	11,230	1,381

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	27	24	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	7	2	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	947	1,428	1,540	41,033	20,446	10,815	4,092

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.21	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	110	90	42	25	38	90	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	—	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.44	$1.19	$1.41	$1.14	$0.77	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,543	1,820	1,927	12,174	8,104	3,826	1,466

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.21	$0.99	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,938	2,126	2,399	10,440	8,697	5,535	975

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$1.02	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	495	830	982	19,736	177	207	94

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.31	$1.06	$0.73	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	331	351	69	79	71	69	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.54	$1.44	$1.52	$1.21	$0.80	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	454	531	596	486	519	471	19

 26  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	114	178	330	249	316	302	65	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97	$0.74
Accumulation unit value at end of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121	5,022	3,923

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31	$0.92
Accumulation unit value at end of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012	2,202	1,112

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—	—

American Century VP International, Class I (09/29/2000)
Accumulation unit value at beginning of period	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73	$0.64	$0.52
Accumulation unit value at end of period	$1.01	$0.84	$0.97	$0.86	$0.65	$1.19	$1.02	$0.82	$0.73	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	236	319	409	559	738	1,120	1,194	1,304	1,372	1,559

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90	$0.73
Accumulation unit value at end of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	535	596	758	1,017	1,298	1,457	1,664	1,703	1,507	1,149

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	522	644	1,306	1,860	1,583	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	346	403	473	394	409	1,987	389	—	—

American Century VP Value, Class I (09/29/2000)
Accumulation unit value at beginning of period	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58	$1.39	$1.09
Accumulation unit value at end of period	$1.99	$1.75	$1.75	$1.56	$1.31	$1.81	$1.93	$1.64	$1.58	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	204	249	363	421	753	1,491	1,739	1,751	1,713	1,494

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188	5,304	3,657

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88	$0.74
Accumulation unit value at end of period	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	514	656	743	1,174	1,596	1,765	1,878	1,638	959	544

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86	$0.73
Accumulation unit value at end of period	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	806	952	1,174	1,503	1,256	2,079	1,672	1,877	1,818	1,979

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	53	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04	$1.04
Accumulation unit value at end of period	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130	8,287	10,038

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  27

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	245	200	78	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18	$1.14
Accumulation unit value at end of period	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251	10,446	8,654

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	11	8	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13	$0.81
Accumulation unit value at end of period	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648	8,024	4,235

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	113	28	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12	$0.81
Accumulation unit value at end of period	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792	593	234

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	210	47	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34	$1.20
Accumulation unit value at end of period	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648	3,777	2,836

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	686	721	677	731	890	1,311	1,573	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	88	7	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11	$0.90
Accumulation unit value at end of period	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288	12,815	10,123

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	151	64	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067	1	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	109	29	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66	$0.52
Accumulation unit value at end of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785	1,364	594

 28  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46	$0.39
Accumulation unit value at end of period	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017	3,588	4,296

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70	$0.55
Accumulation unit value at end of period	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105	1,558	831

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	47	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,139	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	557	751	959	1,003	1,019	1,770	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	13	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03	$0.85
Accumulation unit value at end of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	384	437	488	854	698	907	1,092	1,256	1,359	811

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	23	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	695	927	1,532	2,373	2,137	2,846	247	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78	$0.61
Accumulation unit value at end of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646	7,782	5,947

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	236	196	127	65	58	137	175	76	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  29

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	29	16	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05	$0.72
Accumulation unit value at end of period	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	493	515	560	661	922	1,550	1,998	2,289	2,188	1,581

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182	143	17	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14	$1.14
Accumulation unit value at end of period	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250	9,832	9,828

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	130	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	1,106	1,310	1,351	1,404	789	1,558	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91	$0.87	$0.71
Accumulation unit value at end of period	$1.17	$1.00	$0.99	$0.87	$0.69	$1.20	$1.08	$0.97	$0.91	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	607	732	836	1,350	1,847	2,885	3,369	3,780	3,892	3,776

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00	$0.82
Accumulation unit value at end of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746	8,735	6,117

Fidelity® VIP Mid Cap Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45	$1.17	$0.85
Accumulation unit value at end of period	$2.30	$2.02	$2.29	$1.80	$1.29	$2.16	$1.89	$1.69	$1.45	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	669	772	946	1,299	1,842	2,903	3,269	3,605	3,582	3,450

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285	8,137	5,236

Fidelity® VIP Overseas Portfolio Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90	$0.80	$0.56
Accumulation unit value at end of period	$1.10	$0.92	$1.12	$1.00	$0.80	$1.44	$1.24	$1.06	$0.90	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	220	302	373	500	683	1,174	1,258	1,169	1,245	1,023

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05	$0.74
Accumulation unit value at end of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012	3,384	1,478

 30  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50	$1.12
Accumulation unit value at end of period	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194	5,320	3,834

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/29/2000)
Accumulation unit value at beginning of period	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44	$1.10
Accumulation unit value at end of period	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470	2,522	1,628

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446	2,367	1,668

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48	$1.16
Accumulation unit value at end of period	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580	5,065	3,549

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40	$1.21	$0.84
Accumulation unit value at end of period	$1.60	$1.44	$1.44	$1.12	$0.88	$1.35	$1.63	$1.47	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	145	158	198	222	243	343	372	413	521	565

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79	$0.61
Accumulation unit value at end of period	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488	4,379	2,692

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	386	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	227	283	381	432	545	444	892	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	907	1,139	3,824	3,203	1,506	41	—	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69	$0.48
Accumulation unit value at end of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	382	383	511	600	621	929	977	995	735	533

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	194	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754	97	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	190	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160	—	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  31

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Enterprise Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46	$0.39	$0.29
Accumulation unit value at end of period	$0.78	$0.67	$0.69	$0.56	$0.39	$0.70	$0.58	$0.52	$0.46	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	448	469	606	679	834	1,038	1,226	1,353	1,509	1,785

Janus Aspen Series Global Technology Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37	$0.26
Accumulation unit value at end of period	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	346	471	655	827	929	1,099	1,145	1,143	1,305	1,427

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	880	1,036	9,604	7,662	4,056	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (09/29/2000)
Accumulation unit value at beginning of period	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65	$0.48
Accumulation unit value at end of period	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778	3,724	3,654

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	62	25	33	25	57	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56	$0.46
Accumulation unit value at end of period	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560	5,021	4,726

MFS® New Discovery Series – Service Class (09/29/2000)
Accumulation unit value at beginning of period	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75	$0.57
Accumulation unit value at end of period	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667	4,463	4,471

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287	1,297	759

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	396	538	570	1,775	2,665	1,324	1,445	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	557	566	605	622	495	1,082	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	360	381	2,376	2,572	1,809	1,600	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	8	1	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151	31	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096	84	—

 32  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	423	470	646	732	760	1,153	883	417	22	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91	$0.77
Accumulation unit value at end of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	270	327	391	461	620	784	900	883	817	724

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	213	294	372	594	868	1,505	1,655	2,044	2,305	2,650

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	233	267	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/29/2000)
Accumulation unit value at beginning of period	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82	$1.62	$1.10
Accumulation unit value at end of period	$2.62	$2.46	$2.82	$2.19	$1.40	$2.49	$2.42	$2.02	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	185	215	261	307	423	692	780	875	985	1,056

Third Avenue Value Portfolio (09/29/2000)
Accumulation unit value at beginning of period	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85	$1.56	$1.10
Accumulation unit value at end of period	$2.03	$1.61	$2.06	$1.82	$1.27	$2.27	$2.41	$2.10	$1.85	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	389	441	542	660	961	1,491	1,667	1,838	1,839	1,807

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,624	4,473	976	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,343	4,764	4,986	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	84	10	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	27	8	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	104	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131	218	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	81	39	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	62	38	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,338	9,044	2,797	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,346	7,664	5,748	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	67	39	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	185	21	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	33	13	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	29	15	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	37	13	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	77	34	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	60	30	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,080	71,003	23,480	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44,359	49,913	58,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,294	32,460	7,790	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,553	23,909	29,598	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,147	23,560	7,958	—	—	—	—	—	—	—

 34  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,222	16,640	20,699	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	76	23	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	94	6	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	2	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	19	4	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	12	1	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27	$0.93
Accumulation unit value at end of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724	3,930	3,089

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	17	1	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	2	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	54	6	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	560	711	9,462	5,838	3,261	3,580	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	45	13	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	19	34	38	79	68	147	142	161	42	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	97	16	—	—	—	—	—	—	—

Wanger International (09/29/2000)
Accumulation unit value at beginning of period	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79	$0.54
Accumulation unit value at end of period	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190	5,277	3,289

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wanger USA (09/29/2000)
Accumulation unit value at beginning of period	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32	$0.93
Accumulation unit value at end of period	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377	8,711	6,164

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01	$0.84
Accumulation unit value at end of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	391	510	671	1,069	1,473	2,175	2,018	1,925	2,001	2,040

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	503	575	673	3,967	460	658	813	645	40	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	724	965	677	792	896	1,001	1,175	1,240	1,207	1,199

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	519	683	1,016	1,258	1,243	1,559	1,303	1,423	1,489	1,344

 36  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	29	26	74	39	61	150	25	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24	$0.95
Accumulation unit value at end of period	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	142	187	234	286	374	658	767	893	671	320

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45	$1.02
Accumulation unit value at end of period	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	453	551	621	1,087	1,769	1,761	1,895	1,469	792	354

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21	$0.98
Accumulation unit value at end of period	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	57	58	109	87	116	159	238	287	242	72

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	51	49	366	768	1,102	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	117	111	112	136	159	1,283	301	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	327	438	431	472	658	1,255	1,765	1,974	888	297

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13	$0.95
Accumulation unit value at end of period	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	23	21	21	23	33	36	74	181	192	6

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15	$0.96
Accumulation unit value at end of period	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	147	141	163	232	172	552	222	183	82	38

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	450	410	669	1,148	2,741	1,930	1,762	1,751	2,006	888

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535	1,139	622

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39	$1.00
Accumulation unit value at end of period	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866	1,676	227

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40	$1.01
Accumulation unit value at end of period	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	149	157	170	381	809	593	539	605	83	23

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16	$1.04
Accumulation unit value at end of period	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	453	467	596	2,208	2,482	3,061	2,526	1,503	737	253

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  37

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	133	170	243	262	385	500	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28	$1.03
Accumulation unit value at end of period	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	400	461	557	724	821	1,358	1,921	2,181	1,934	936

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	223	240	303	2,818	1,894	2,076	2,349	446	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24	$0.98
Accumulation unit value at end of period	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	74	94	114	151	168	334	354	322	126	43

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13	$0.94
Accumulation unit value at end of period	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	212	256	349	428	472	759	973	1,167	595	309

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18	$0.93
Accumulation unit value at end of period	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	442	493	611	760	954	1,243	1,440	1,293	138	28

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	493	603	4,485	3,709	2,790	2,140	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	119	151	169	214	178	960	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19	$0.98
Accumulation unit value at end of period	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	39	45	55	75	104	146	210	346	387	142

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	126	156	355	751	813	1,468	52	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	177	229	276	300	419	885	1,065	1,178	842	212

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	55	68	40	21	10	29	43	10	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43	$0.98
Accumulation unit value at end of period	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	64	82	114	100	136	170	325	350	369	76

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	445	615	786	804	972	1,041	1,265	1,585	1,420	839

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	141	186	215	281	235	1,052	—	—	—

 38  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	402	392	1,993	1,888	2,239	2,644	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	697	886	977	1,847	3,810	3,538	3,713	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18	$0.97
Accumulation unit value at end of period	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	581	696	907	1,024	1,260	1,786	2,167	2,418	1,811	806

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37	$1.00
Accumulation unit value at end of period	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	516	620	744	1,337	2,138	2,477	3,028	2,674	1,897	567

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34	$0.94
Accumulation unit value at end of period	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	125	133	167	185	268	420	513	557	419	104

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37	$1.02
Accumulation unit value at end of period	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	278	291	319	337	391	524	800	981	673	256

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31	$1.00
Accumulation unit value at end of period	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	191	209	243	296	356	512	911	737	370	224

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23	$0.99
Accumulation unit value at end of period	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	565	613	747	793	1,046	1,559	1,733	1,384	1,109	402

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25	$0.98
Accumulation unit value at end of period	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	361	424	555	653	869	1,520	2,091	2,234	965	307

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21	$0.94
Accumulation unit value at end of period	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	242	285	361	468	610	883	1,109	1,210	276	110

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	33	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	13	10	26	36	42	540	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	68	68	1,308	1,425	831	9	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32	$0.92
Accumulation unit value at end of period	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	39	48	51	60	82	92	103	165	34	5

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  39

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	393	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	517	607	728	1,930	2,880	3,061	3,791	2,436	44	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34	$1.34	$0.93
Accumulation unit value at end of period	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	6	10	16	12	10	11	24	21	20	14

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	137	160	3,858	3,505	2,828	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54	$1.31	$0.98
Accumulation unit value at end of period	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	21	36	61	70	83	193	206	200	197	18

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	1	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13	$0.93
Accumulation unit value at end of period	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	107	131	155	235	285	304	340	345	195	179

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26	$0.95
Accumulation unit value at end of period	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	37	38	57	72	110	127	178	246	249	156

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34	$1.02
Accumulation unit value at end of period	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	106	120	150	209	307	355	578	450	130	40

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	76	77	644	962	485	846	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	80	106	106	114	140	648	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	43	43	878	1,086	1,105	1,042	—	—	—

 40  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	277	298	401	544	664	841	790	465	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	$1.00	—
Accumulation unit value at end of period	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295	2	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	$1.00	—
Accumulation unit value at end of period	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	63	66	62	80	99	173	85	82	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,097	987	2,912	3,613	3,179	3,380	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11	$0.95
Accumulation unit value at end of period	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	85	100	127	164	228	287	405	586	510	324

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26	$0.99
Accumulation unit value at end of period	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	65	107	127	148	180	244	229	273	270	236

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	21	23	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	136	136	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,759	2,093	2,614	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	768	844	1,006	4,005	2,228	2,807	3,435	1,777	71	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	210	72	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,287	2,298	2,129	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,585	1,291	885	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,082	21,360	25,524	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  41

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,065	938	452	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,747	7,546	9,298	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	633	482	320	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,762	3,824	4,744	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36	$1.00
Accumulation unit value at end of period	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	194	216	280	1,523	1,763	1,674	1,021	937	460	220

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	141	144	3,933	2,731	2,168	2,674	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	$1.00	—
Accumulation unit value at end of period	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	28	27	26	33	47	59	63	54	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51	$1.02
Accumulation unit value at end of period	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	274	305	394	835	926	1,054	1,256	1,045	444	199

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41	$0.99
Accumulation unit value at end of period	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	480	576	720	1,292	1,638	2,304	2,492	2,374	1,263	501

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26	$1.17	$0.96
Accumulation unit value at end of period	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	125	127	158	186	269	357	386	401	401	222

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	127	145	159	1,551	187	332	522	458	17	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27	$0.94
Accumulation unit value at end of period	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	114	141	69	79	43	49	76	145	157	151

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35	$0.96
Accumulation unit value at end of period	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	61	84	94	110	100	135	185	144	141	18

 42  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.15	$1.03	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	292	322	417	481	448	427	206

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	165	201	204	142	214	341	89

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	675	742	902	3,880	9,526	4,614	1,363

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	42	50	51	162	83	19	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.25	$1.27	$1.08	$0.84	$1.13	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	481	549	564	1,999	2,749	2,838	36

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.15	$1.00	$0.75	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	461	427	374	387	395	328	1,063

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	786	848	926	806	641	639	116

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	144	126	179	202	143	120	50

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,463	2,275	2,126	4,847	7,111	2,189	741

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,455	2,407	2,611	32,675	28,147	22,505	6,141

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$1.05	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,409	1,783	2,158	22,373	17,748	9,218	3,454

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  43

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	733	1,038	1,415	3,281	5,505	2,399	586

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.31	$1.26	$1.20	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	804	814	1,014	10,507	9,050	7,401	1,654

Columbia Variable Portfolio – High Income Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	639	1,463	328	333	373	264	41

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.37	$1.21	$0.80	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	450	485	601	655	594	810	147

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.62	$1.43	$1.36	$1.22	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,264	1,054	1,295	13,576	6,841	5,168	2,188

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.10	$0.94	$1.09	$0.97	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	201	222	214	243	212	172	100

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.98	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	101	123	173	186	299	542	128

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	150	176	69	75	129	221	39

 44  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,295	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.17	$0.98	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	975	1,157	1,460	18,438	12,132	6,507	1,903

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	269	302	324	495	518	369	815

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.18	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	53	108	148	127	51	32	7

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.13	$0.93	$0.67	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	370	430	521	1,657	2,910	1,939	1,742

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	260	166	121	125	161	68	52

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	40	31	31	30	7	5	4

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	84	83	87	73	79	30	21

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	700	753	801	439	609	266	23

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  45

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	241	359	427	401	319	140	830

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$0.87	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	60	68	74	101	116	95	35

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,460	1,217	1,533	8,837	5,960	4,192	1,837

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.10	$1.14	$0.99	$0.73	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,981	2,111	2,378	5,672	11,948	7,839	3,236

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.34	$1.06	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,557	1,438	1,941	5,798	7,633	3,844	1,122

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17	$1.00
Accumulation unit value at end of period	$1.02	$0.85	$1.04	$0.93	$0.75	$1.35	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	265	306	334	293	596	484	191

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.91	$0.72	$0.77	$0.64	$0.55	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	482	508	445	475	459	527	313

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	539	558	667	686	632	593	209

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	789	949	1,071	1,072	979	948	338

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	212	236	290	177	178	186	162

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	369	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	446	453	552	543	492	374	542

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.27	$1.11	$1.21	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	456	534	621	7,178	6,034	2,512	33

 46  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	329	372	431	5,748	7,463	4,403	2,278

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	758	925	1,073	18,832	13,405	7,803	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	147	149	199	197	122	81	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.18	$1.07	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	224	225	243	129	57	35	28

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.63	$1.46	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	661	782	921	1,049	962	770	261

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	246	297	229	2,721	3,633	1,315	858

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	216	156	186	202	302	238	524

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	183	176	216	3,810	3,541	2,575	863

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.18	$0.97	$0.75	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	142	147	151	148	125	112	67

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.05	$1.16	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	522	678	636	666	666	599	178

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.30	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,428	2,631	3,037	19,339	15,020	11,993	2,853

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.10	$1.14	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	199	218	251	312	257	311	105

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  47

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	371	387	390	529	435	337	5

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,630	1,530	1,232	10,833	11,520	7,960	3,210

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,001	887	563	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,253	14,095	14,269	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,413	1,619	16,556	6,176	4,750	2,249

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,754	1,870	1,217	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,028	27,822	20,457	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

 48  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,779	12,779	7,816	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121,348	121,489	131,296	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,501	4,493	2,399	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54,213	59,742	63,511	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,553	5,429	3,701	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,210	36,289	38,937	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.23	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	252	370	429	10,344	9,166	5,574	673

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	398	508	719	18,154	9,698	5,374	2,318

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	68	106	96	58	26	9	2

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.40	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	800	878	975	5,489	3,842	2,033	855

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.36	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	927	1,071	1,249	4,677	4,142	2,742	456

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	350	421	491	9,217	106	99	75

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.30	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	332	386	125	149	151	119	67

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.52	$1.42	$1.51	$1.20	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	319	373	430	492	382	415	96

 50  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$1.35	$1.15	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	60	68	68	94	38	27	75

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	25	29	26	18	18	3

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	246	313	393	2,285	5,775	2,393	479

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$1.04	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	29	14	5	6	9	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.24	$1.27	$1.08	$0.84	$1.12	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	84	92	109	929	1,551	1,546	4

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.15	$1.00	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	14	9	21	17	35	71	538

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	109	204	245	242	187	148	19

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	190	170	149	136	—	4	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	489	478	448	852	1,141	752	76

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.21	$1.13	$1.00	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	368	424	566	24,086	18,611	12,855	2,798

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	61	3	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$1.04	$0.90	$0.72	$1.22	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	261	330	462	14,862	10,314	4,662	1,337

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  51

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29	$1.00
Accumulation unit value at end of period	$1.54	$1.29	$1.65	$1.39	$0.81	$1.77	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	299	269	254	1,676	3,290	1,248	248

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	5	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.30	$1.26	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	106	117	164	7,610	5,845	4,237	761

Columbia Variable Portfolio – High Income Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.34	$1.27	$1.15	$0.81	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	149	135	111	124	105	82	16

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	4	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.36	$1.21	$0.79	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	122	141	139	79	72	44

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.62	$1.43	$1.36	$1.21	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	77	92	136	9,699	4,459	3,104	984

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.10	$0.94	$1.09	$0.96	$0.76	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	46	46	39	30	4	2	2

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	27	27	13	13	11	8

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$1.00	$0.96	$0.83	$0.67	$1.18	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—

 52  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12	$1.00
Accumulation unit value at end of period	$1.25	$1.13	$1.17	$0.97	$0.78	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	247	272	374	12,618	7,408	3,779	897

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21	$1.00
Accumulation unit value at end of period	$1.08	$0.92	$1.12	$0.99	$0.73	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	156	172	133	121	128	42	370

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13	$1.00
Accumulation unit value at end of period	$1.29	$1.17	$1.40	$1.12	$0.69	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	17	12	17	20	15	37	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.12	$0.93	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	89	118	177	730	1,547	897	754

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	61	92	226	135	152	11	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	4	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	28	15	10	8	8	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	2	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.03	$1.14	$0.91	$0.66	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	29	30	15	43	—	1

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	1	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	114	360	381	313	306	171	5

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  53

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$1.03	$0.89	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	123	106	112	147	92	58	407

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.05	$0.86	$1.03	$0.95	$0.77	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	24	16	28	45	26	11

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	279	271	253	6,229	3,797	2,367	806

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.14	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	754	871	800	3,018	6,996	4,358	1,504

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.34	$1.05	$0.76	$1.28	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	395	436	448	3,101	4,524	1,951	507

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	93	102	118	119	92	99	21

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22	$1.00
Accumulation unit value at end of period	$0.90	$0.72	$0.77	$0.64	$0.54	$0.96	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	54	49	45	26	36	19	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.18	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	104	104	90	90	131	158	47

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	210	240	360	309	430	425	170

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	53	43	47	53	54	55	15

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	32	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.34	$1.13	$1.10	$1.06	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	22	17	23	34	45	7	256

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.20	$1.08	$0.81	$1.38	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	66	79	99	4,814	3,794	1,454	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

 54  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.97	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	107	124	146	4,048	4,844	2,697	1,129

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	89	101	130	13,024	8,449	4,753	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	72	49	36	31	34	31	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.18	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	26	28	33	30	40	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21	$1.00
Accumulation unit value at end of period	$1.63	$1.45	$1.38	$1.23	$0.94	$1.52	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	89	77	101	120	68	59	4

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.20	$0.94	$1.05	$0.87	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	43	53	58	1,797	2,196	755	378

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15	$1.00
Accumulation unit value at end of period	$1.47	$1.37	$1.49	$1.14	$0.73	$1.39	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	63	60	57	102	89	82	259

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19	$1.00
Accumulation unit value at end of period	$1.05	$0.89	$1.03	$0.85	$0.64	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44	37	48	2,555	2,223	1,578	427

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.12	$1.17	$0.97	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	39	40	41	43	56	42	42

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.25	$1.04	$1.15	$1.01	$0.73	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	110	125	140	139	112	83	41

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.44	$1.29	$1.29	$1.14	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	605	754	958	13,334	9,251	6,631	1,314

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	3	6	18	12	12	5

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	10	17	25	5	9	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  55

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	634	500	438	7,502	7,589	4,910	1,615

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,346	3,422	1,451	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,904	7,303	8,181	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	3	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.33	$1.27	$1.17	$1.13	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	105	113	124	11,712	3,538	2,678	1,052

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,439	4,427	3,563	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,186	14,112	15,521	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	3	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	32	—	—	—	—	—

 56  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,365	16,923	8,826	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,374	87,650	103,350	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,954	11,530	5,922	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,028	34,961	38,253	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,102	4,813	1,965	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,423	26,042	29,932	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.22	$1.00	$0.74	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	58	124	162	7,218	5,901	3,393	346

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	1	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	51	81	115	12,560	6,269	3,313	1,143

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	47	2	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.29	$1.11	$1.20	$1.00	$0.74	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	19	9	1	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23	$1.00
Accumulation unit value at end of period	$1.42	$1.18	$1.39	$1.13	$0.76	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	188	222	298	3,426	2,133	931	343

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20	$0.98	$0.70	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	279	303	331	2,615	2,103	1,304	132

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$0.97	$0.87	$1.01	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	50	53	54	6,603	10	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.29	$1.06	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33	39	20	37	9	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.51	$1.42	$1.50	$1.20	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	142	142	118	111	62	74	5

 58  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  59

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,449

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

 60  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	106

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  61

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	280

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	133

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,113

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

 62  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  63

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	41	31	31	25	26	87	18	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24	$0.95
Accumulation unit value at end of period	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	142	193	264	312	351	534	623	698	566	228

AllianceBernstein VPS International Value Portfolio (Class B) (11/07/2002)
Accumulation unit value at beginning of period	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45	$1.02
Accumulation unit value at end of period	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	276	309	382	603	1,147	1,421	1,520	1,016	393	168

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	4	—	—	—	—	—	—	—	—

American Century VP International, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19	$0.98
Accumulation unit value at end of period	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	16	26	30	90	217	269	158	185	132	42

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	75	106	222	398	560	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	62	135	129	118	42	664	109	—	—

American Century VP Value, Class II (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26	$0.99
Accumulation unit value at end of period	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	274	350	375	414	569	1,164	1,347	1,479	981	305

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12	$0.95
Accumulation unit value at end of period	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23	15	100	103	306	291	288	144	101	6

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15	$0.96
Accumulation unit value at end of period	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	244	219	257	300	162	485	198	150	125	108

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	830	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	450	467	644	1,286	3,444	2,303	1,986	1,666	1,123	515

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	75	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694	1,596	573

 64  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	36	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39	$0.99
Accumulation unit value at end of period	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	625	830	1,087	2,423	2,867	3,181	3,601	2,375	1,384	191

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	19	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40	$1.01
Accumulation unit value at end of period	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	89	139	159	327	536	403	381	339	128	11

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	53	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16	$1.04
Accumulation unit value at end of period	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	610	711	809	1,674	2,093	2,465	2,116	1,478	737	198

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	276	269	277	296	362	607	689	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	20	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27	$1.03
Accumulation unit value at end of period	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	185	236	412	500	818	1,579	2,004	2,130	1,810	993

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	36	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	252	264	285	1,691	1,098	1,103	1,257	283	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	1	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24	$0.98
Accumulation unit value at end of period	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	77	81	62	86	127	200	243	237	85	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13	$0.94
Accumulation unit value at end of period	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	77	117	159	184	279	440	531	660	196	120

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  65

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18	$0.93
Accumulation unit value at end of period	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	361	412	483	518	602	779	865	862	62	38

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	45	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,492	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	364	409	2,370	2,024	1,539	1,164	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	102	183	189	279	232	549	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19	$0.98
Accumulation unit value at end of period	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	11	16	27	62	43	57	59	77	52	36

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	69	119	225	454	618	1,132	111	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20	$0.95
Accumulation unit value at end of period	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	291	223	246	322	417	691	735	940	788	372

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	$1.00	—
Accumulation unit value at end of period	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	16	18	5	14	29	15	2	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43	$0.98
Accumulation unit value at end of period	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	46	51	65	63	92	224	337	453	415	117

 66  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	140	226	327	482	738	720	991	1,237	1,102	552

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	137	134	161	167	44	479	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	455	389	453	1,260	1,127	1,335	1,077	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	787	904	1,007	1,393	2,566	2,154	2,206	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18	$0.97
Accumulation unit value at end of period	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	360	419	532	722	976	1,343	1,937	2,066	1,461	559

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36	$1.00
Accumulation unit value at end of period	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	328	423	559	964	1,496	1,756	2,082	1,937	1,292	500

Fidelity® VIP Overseas Portfolio Service Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33	$0.94
Accumulation unit value at end of period	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	113	120	170	204	286	425	456	397	294	90

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36	$1.02
Accumulation unit value at end of period	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	172	167	180	224	340	514	653	812	732	435

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30	$1.00
Accumulation unit value at end of period	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	101	115	128	170	208	507	672	451	208	101

FTVIPT Mutual Shares Securities Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23	$0.99
Accumulation unit value at end of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	354	350	429	484	629	956	1,045	825	780	330

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24	$0.98
Accumulation unit value at end of period	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	289	325	408	473	646	1,282	1,607	1,641	806	272

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21	$0.94
Accumulation unit value at end of period	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	182	215	302	330	472	629	670	764	137	59

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  67

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	14	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	9	16	28	38	300	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	131	160	697	765	403	4	—	—	—

Invesco V.I. Technology Fund, Series I Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32	$0.92
Accumulation unit value at end of period	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	35	44	63	41	55	58	66	121	17	6

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	567	739	831	1,461	2,030	2,124	2,626	1,753	11	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33	$1.34	$0.93
Accumulation unit value at end of period	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	1	18	23	23	23	33	27	31	22	5

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86	158	190	2,089	1,885	1,445	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (11/07/2002)
Accumulation unit value at beginning of period	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52	$1.30	$0.98
Accumulation unit value at end of period	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	26	71	80	87	101	164	112	82	71	16

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	1	1	1	1	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12	$0.93
Accumulation unit value at end of period	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	20	32	82	99	95	193	311	340	193	177

MFS® New Discovery Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25	$0.95
Accumulation unit value at end of period	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	11	25	66	53	85	180	243	288	231	178

 68  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Utilities Series – Service Class (11/07/2002)
Accumulation unit value at beginning of period	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37	$1.02
Accumulation unit value at end of period	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	104	79	96	138	206	303	338	298	160	84

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	61	65	349	540	236	443	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	111	137	173	146	78	353	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	69	68	498	604	584	558	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	$1.00	—
Accumulation unit value at end of period	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	286	282	309	380	448	554	612	479	2	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589	20	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	$1.00	—
Accumulation unit value at end of period	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	52	84	158	355	385	192	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	951	1,025	819	1,698	2,046	1,725	1,792	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11	$0.95
Accumulation unit value at end of period	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	25	44	62	66	62	93	177	190	144	68

Putnam VT International Equity Fund – Class IB Shares (11/07/2002)
Accumulation unit value at beginning of period	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26	$0.99
Accumulation unit value at end of period	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	19	18	33	42	92	102	135	136	73

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,982	2,410	1,164	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	743	864	950	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  69

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	—	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	48	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	$1.00	—
Accumulation unit value at end of period	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	715	861	1,085	2,677	1,805	1,833	2,120	1,111	5	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	12	4	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	4	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,176	7,853	2,274	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,676	1,494	1,943	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131	62	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	35	1	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	36	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	11	4	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	17	1	—	—	—	—	—	—	—

 70  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58,390	50,042	13,452	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,796	9,432	12,524	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,894	17,556	3,559	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,370	4,378	5,751	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,797	14,985	5,337	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,834	3,115	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	4	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	10	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/07/2002)
Accumulation unit value at beginning of period	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36	$1.00
Accumulation unit value at end of period	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	198	240	276	923	1,068	982	774	738	348	180

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	14	—	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  71

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	174	199	2,082	1,501	1,117	1,336	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	19	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	$1.00	—
Accumulation unit value at end of period	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5	7	9	8	10	12	20	16	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	33	—	—	—	—	—	—	—	—

Wanger International (11/07/2002)
Accumulation unit value at beginning of period	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50	$1.02
Accumulation unit value at end of period	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	156	217	284	555	648	846	949	906	460	221

Wanger USA (11/07/2002)
Accumulation unit value at beginning of period	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41	$0.99
Accumulation unit value at end of period	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	388	478	609	958	1,256	1,812	1,951	1,792	1,263	778

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25	$1.15	$0.96
Accumulation unit value at end of period	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	42	38	40	83	93	127	200	282	265	63

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	$1.00	—
Accumulation unit value at end of period	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	49	63	88	839	119	201	226	211	16	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27	$0.94
Accumulation unit value at end of period	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	48	54	34	35	39	42	48	155	153	164

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/07/2002)
Accumulation unit value at beginning of period	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34	$0.96
Accumulation unit value at end of period	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	65	92	146	172	147	127	116	136	124	58

 72  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.01	$1.34	$1.15	$0.76	$1.46	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	24	17	15	5	1	1	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.64	$0.81	$0.78	$0.59	$1.28	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	84	97	156	215	112	24	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.12	$1.03	$0.76	$1.28	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	1	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	4	6	16	43	29	—	—	—	—

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.14	$1.00	$0.75	$1.30	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	—	2	1	9	—	—	—

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	16	19	20	15	27	20	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54	$1.50	$1.39	$1.17
Accumulation unit value at end of period	$1.88	$1.67	$1.65	$1.48	$1.21	$1.75	$1.74	$1.54	$1.50	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	2,592	2,960	3,205	3,847	5,126	7,741	10,786	14,558	16,992	18,315

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	35	35	39	24	19	6	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20	$1.19	$1.19	$1.20
Accumulation unit value at end of period	$1.24	$1.25	$1.27	$1.28	$1.30	$1.29	$1.24	$1.20	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3,012	3,383	1,338	2,245	3,839	4,580	3,891	3,784	5,704	6,560

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	53	56	112	347	197	83	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37	$1.36	$1.32	$1.28
Accumulation unit value at end of period	$1.84	$1.73	$1.64	$1.53	$1.36	$1.47	$1.41	$1.37	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	3,162	3,528	4,544	5,294	6,326	7,756	10,286	13,966	15,219	19,000

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.27	$1.20	$1.12	$1.00	$1.08	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	69	106	588	645	483	96	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.38	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.49	$1.59	$1.38	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,806	4,576	5,685	6,823	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  73

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.97	$1.04	$0.90	$0.71	$1.21	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	56	69	313	252	113	37	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.67	$2.14	$1.81	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.67	$2.14	$1.81	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,178	2,534	3,246	3,748	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.28	$1.64	$1.39	$0.81	$1.76	$1.29	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	38	34	51	66	23	5	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40	$1.49	$1.37	$1.23
Accumulation unit value at end of period	$1.94	$1.85	$1.79	$1.70	$1.54	$1.57	$1.48	$1.40	$1.49	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	810	925	1,254	1,443	2,071	2,644	3,492	5,854	5,748	5,373

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	14	24	183	176	129	28	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.33	$1.26	$1.14	$0.80	$1.08	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	15	10	12	7	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35	$1.32	$1.20	$0.97
Accumulation unit value at end of period	$2.25	$1.97	$1.88	$1.67	$1.10	$1.49	$1.48	$1.35	$1.32	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,854	1,955	2,355	2,822	3,431	5,472	8,612	13,042	16,475	17,673

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	14	6	4	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.41	$1.35	$1.21	$0.86	$1.07	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	59	54	233	124	73	30	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06	$0.91	$0.72
Accumulation unit value at end of period	$1.36	$1.17	$1.35	$1.20	$0.95	$1.62	$1.46	$1.19	$1.06	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	2,618	3,038	3,846	4,729	6,192	9,052	12,088	14,290	14,277	12,627

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.93	$1.08	$0.96	$0.76	$1.30	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	4	1	4	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.97	$1.01	$0.87	$0.65	$1.18	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	4	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (10/08/1996)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33	$1.27	$1.21	$0.95
Accumulation unit value at end of period	$1.46	$1.30	$1.25	$1.08	$0.88	$1.54	$1.51	$1.33	$1.27	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6,716	7,542	9,049	10,716	13,693	19,407	28,231	7,629	8,094	7,948

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.18	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.12	$1.16	$0.97	$0.77	$1.30	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	20	234	157	78	21	—	—	—

 74  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	$1.11	$0.99	$0.72	$1.42	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	9	9	12	16	9	10	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,018	2,215	2,528	3,002	3,675	5,047	6,418	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.16	$1.39	$1.11	$0.69	$1.27	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	2	3	2	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.01	$1.12	$0.92	$0.66	$1.22	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	6	8	23	30	20	11	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	4	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	12	10	3	4	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	8	15	5	1	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.02	$0.89	$0.75	$1.15	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	26	21	18	5	6	9	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.86	$1.02	$0.94	$0.76	$1.34	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	1	3	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134	107	107	233	236	268	107	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	70	75	112	163	102	42	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	74	72	130	141	72	13	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.93	$0.74	$1.35	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	14	12	8	9	7	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  75

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	10	8	11	7	1	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.12	$1.17	$0.93	$0.73	$1.10	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	8	22	23	19	2	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	92	87	77	68	53	8	—	—	—

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	72	43	32	8	8	1	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (10/08/1996)
Accumulation unit value at beginning of period	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59	$1.53	$1.42	$1.16
Accumulation unit value at end of period	$2.05	$1.83	$1.85	$1.71	$1.35	$1.96	$1.83	$1.59	$1.53	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	3,738	4,290	5,251	6,436	8,124	11,316	15,911	22,011	27,583	29,671

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	5	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	3	3	8	—	4	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.20	$1.08	$0.81	$1.38	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	35	39	120	90	34	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.97	$1.00	$0.87	$0.69	$1.09	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	75	91	46	15	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	21	27	246	175	81	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	10	9	3	6	—	—	—	—	—

 76  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	11	14	20	18	13	2	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.93	$1.05	$0.87	$0.62	$1.13	$1.25	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	11	12	36	48	21	11	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.35	$1.48	$1.13	$0.73	$1.39	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	11	9	10	9	3	7	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$1.02	$0.85	$0.64	$1.21	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	41	36	28	9	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.17	$0.96	$0.74	$1.24	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.14	$1.00	$0.73	$1.24	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	12	10	8	6	6	1	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.28	$1.28	$1.13	$0.97	$1.15	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	70	95	364	337	224	43	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.09	$1.13	$0.93	$0.69	$1.12	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	3	—	—	—	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	18	12	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	102	103	163	209	132	51	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IA Shares (10/08/1996)
Accumulation unit value at beginning of period	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27	$1.16	$1.06	$0.81
Accumulation unit value at end of period	$1.45	$1.26	$1.34	$1.13	$0.86	$1.43	$1.36	$1.27	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,409	3,746	4,233	5,013	6,554	8,906	12,653	17,270	22,122	26,316

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	15	8	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	66	67	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.26	$1.16	$1.13	$1.07	$1.08	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	15	262	120	98	38	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  77

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	69	100	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	581	551	1,009	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	215	153	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,056	1,280	1,312	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	123	8	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	418	596	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	121	71	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	397	362	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.15	$1.22	$0.99	$0.73	$1.09	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	8	121	106	56	5	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	1	9	199	125	61	26	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	1	5	1	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.17	$1.39	$1.12	$0.76	$1.41	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	18	25	84	56	24	6	—	—	—

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.19	$0.98	$0.69	$1.17	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	37	84	69	40	2	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	7	129	3	2	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.28	$1.05	$0.72	$1.22	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	12	5	6	—	—	—	—	—	—

 78  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.41	$1.49	$1.19	$0.79	$1.37	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	53	53	51	36	24	7	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  79

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.13	$1.01	$1.34	$1.14	$0.76	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	21	23	36	25	25	58

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	75	75	87	83	71	66	7

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.72	$0.64	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	249	322	377	1,394	3,694	1,875	431

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.12	$1.03	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	14	—	—	—	19	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.41	$1.23	$1.26	$1.07	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	84	94	125	515	941	1,057	19

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.14	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	13	—	7	393

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	196	127	159	155	130	142	76

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	47	72	77	104	8	87	12

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	7	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.05	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	208	385	634	993	1,812	1,238	385

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	34	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.34	$1.26	$1.20	$1.12	$0.99	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	754	744	841	13,045	12,148	9,119	2,248

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.03	$0.90	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	304	476	573	7,761	6,252	3,315	1,118

 80  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.52	$1.27	$1.63	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	105	144	145	830	1,826	817	193

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	15	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.25	$1.19	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	281	290	307	4,144	3,815	2,993	611

Columbia Variable Portfolio – High Income Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	417	424	431	441	422	399	92

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	24	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.35	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	181	170	216	150	116	178	40

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	9	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.41	$1.34	$1.20	$0.86	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	137	152	167	5,045	2,619	2,072	761

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.08	$0.96	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17	26	30	68	27	46	21

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.14	$0.96	$1.01	$0.87	$0.65	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	18	41	50	39	38	38	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  81

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,935	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.12	$1.16	$0.97	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	165	187	204	6,307	4,260	2,481	656

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	46	75	91	101	89	65	275

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.27	$1.16	$1.38	$1.11	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	26	—	3	2

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	66	123	174	488	947	692	591

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	64	46	46	39	32	10	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	3	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.13	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	30	33	24	11	8	2	8

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.08	$1.06	$1.02	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	151	143	271	336	280	34	—

 82  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	36	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99	$1.00
Accumulation unit value at end of period	$0.85	$0.88	$1.02	$0.88	$0.75	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	95	121	121	139	85	35	298

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.04	$0.85	$1.02	$0.94	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	24	18	26	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.21	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	385	496	454	3,520	2,517	1,854	700

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.13	$0.98	$0.73	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	729	752	865	1,975	4,301	3,188	1,284

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.17	$1.33	$1.05	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	313	312	385	1,768	2,783	1,386	338

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	59	60	76	101	78	75	36

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.89	$0.71	$0.76	$0.64	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	90	94	101	119	91	89	10

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.11	$1.17	$0.93	$0.73	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	63	47	72	67	45	48	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.98	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	316	297	417	430	422	426	101

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	14	13	34	60	65	73	55

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	25	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.11	$1.09	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	61	58	50	47	45	26	206

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.19	$1.07	$0.81	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	96	119	122	2,490	2,222	952	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  83

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.13	$0.96	$1.00	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	154	155	153	2,128	2,873	1,873	832

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	120	151	187	6,597	4,924	3,189	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.84	$0.59	$1.02	$1.00	—
Accumulation unit value at end of period	$1.22	$1.04	$1.03	$0.84	$0.59	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	4	2	8	13	11	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13	$1.00
Accumulation unit value at end of period	$1.33	$1.16	$1.17	$1.06	$0.77	$1.24	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	31	44	46	32	10	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.37	$1.22	$0.93	$1.52	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	122	105	80	86	97	61	29

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25	$1.00
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.62	$1.13	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	46	53	72	934	1,282	484	279

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.35	$1.47	$1.13	$0.73	$1.39	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	23	20	36	24	9	202

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18	$1.00
Accumulation unit value at end of period	$1.03	$0.88	$1.02	$0.85	$0.64	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	36	48	55	1,316	1,317	1,079	345

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.16	$0.96	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.14	$1.00	$0.73	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	74	60	76	61	65	68	18

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.27	$1.28	$1.13	$0.97	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,287	1,382	1,598	8,043	6,568	5,113	892

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	24	27	29	40	43	48	17

 84  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.93	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	587	511	469	3,861	4,557	3,298	1,204

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	616	622	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,876	4,832	5,400	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	5	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.31	$1.26	$1.16	$1.12	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	322	356	357	6,263	2,357	1,866	868

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,281	840	730	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,781	7,531	9,790	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99	5	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  85

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,617	4,588	2,283	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,926	39,214	48,051	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,646	2,032	1,190	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,775	14,831	15,140	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,838	2,313	1,420	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,057	14,186	15,285	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	9	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—	—	—	—	—

 86  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.21	$0.99	$0.73	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	122	148	173	3,652	3,422	2,314	279

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	115	147	147	6,336	3,670	2,212	859

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.27	$1.10	$1.19	$0.99	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	15	16	17	4	4	4	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.40	$1.16	$1.38	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	225	264	316	1,829	1,311	679	272

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.34	$1.13	$1.19	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	215	236	290	1,460	1,339	954	103

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$0.96	$0.86	$1.00	$0.87	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	57	79	75	3,390	7	13	9

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.28	$1.05	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	35	42	7	2	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.49	$1.40	$1.49	$1.19	$0.79	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	12	29	46	40	39	16

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  87

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	14	17	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25	44	37

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	2	1	7

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	13	17

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3	7	7

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2	6	11

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	6	6

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 88  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	13	13

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	10	3

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  89

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	68	60	21

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	302	237	56

 90  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	13	17

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	13	13

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	781	380	15

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	140	168	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	339	410	188

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  91

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	45	44

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

 92  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  93

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	555

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4

 94  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  95

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	205

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	117

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

 96  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	4

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  97

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$1.33	$1.14	$0.75	$1.46	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	4	3	2	2	1	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.12	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	19	24	28	37	5	—

AllianceBernstein VPS International Value Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23	$1.00
Accumulation unit value at end of period	$0.71	$0.63	$0.80	$0.78	$0.59	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	32	39	104	366	187	43

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.11	$1.02	$0.76	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.25	$1.06	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	19	22	21	38	104	107	—

American Century VP Ultra®, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.13	$0.99	$0.75	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2	4	2	—	2	3	17

American Century VP Value, Class II (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.02	$1.03	$0.92	$0.78	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	57	19	21	14	18	30	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$1.05	$0.95	$0.77	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	30	19	21	34	14	51	9

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01	$1.00
Accumulation unit value at end of period	$1.00	$1.01	$1.03	$1.04	$1.06	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	151	238	436	708	1,186	1,071	287

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.25	$1.19	$1.12	$0.99	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	301	256	276	1,606	1,847	1,476	221

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$1.03	$0.89	$0.71	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	18	33	43	589	591	310	75

 98  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29	$1.00
Accumulation unit value at end of period	$1.50	$1.26	$1.62	$1.38	$0.80	$1.76	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	27	44	39	75	168	60	9

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.28	$1.24	$1.18	$1.07	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	89	115	131	546	561	415	58

Columbia Variable Portfolio – High Income Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$1.31	$1.25	$1.13	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.31	$1.25	$1.13	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	33	37	37	52	51	62	11

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.59	$1.40	$1.34	$1.19	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	11	12	25	35	26	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.58	$1.40	$1.34	$1.20	$0.85	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	25	34	32	466	272	219	75

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16	$1.00
Accumulation unit value at end of period	$1.07	$0.92	$1.07	$0.95	$0.76	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	3	4	8

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.13	$0.96	$1.00	$0.87	$0.64	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$0.95	$0.82	$0.67	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  99

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.15	$0.96	$0.77	$1.29	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	34	32	493	404	226	89

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/24/2006)
Accumulation unit value at beginning of period	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.05	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	9	9	12	15	11	19

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13	$1.00
Accumulation unit value at end of period	$1.26	$1.15	$1.37	$1.10	$0.69	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	1	1	2	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.11	$0.92	$0.66	$1.22	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6	13	13	34	71	53	24

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1	6	1	21	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	10	11	—	1	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.12	$0.90	$0.65	$1.08	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	2	1	—	2	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.07	$1.07	$1.07	$1.05	$1.01	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	89	91	154	122	81	48	13

 100  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (07/24/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99	$1.00
Accumulation unit value at end of period	$0.84	$0.87	$1.01	$0.88	$0.75	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	17	18	10	15	9	7	21

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.03	$0.85	$1.01	$0.93	$0.76	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	—	1	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.12	$1.05	$0.73	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	162	186	189	520	530	400	285

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.12	$0.97	$0.73	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	43	59	59	126	349	300	79

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12	$1.00
Accumulation unit value at end of period	$1.31	$1.16	$1.32	$1.04	$0.76	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	38	73	80	195	322	117	32

Fidelity® VIP Overseas Portfolio Service Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$0.99	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	15	18	27	32	35	10	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.88	$0.70	$0.76	$0.63	$0.54	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	4	14	14	12	13	22	2

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.10	$1.16	$0.92	$0.72	$1.10	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	57	17	23	30	37	23	16

FTVIPT Mutual Shares Securities Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.07	$0.95	$0.98	$0.89	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	20	38	43	50	71	85	2

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	34	39	37	38	5	2

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	5	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.11	$1.08	$1.04	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	5	3	5	2	1	7

Invesco V.I. International Growth Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.19	$1.07	$0.80	$1.37	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	9	72	74	260	254	97	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  101

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.08	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	10	22	188	262	187	93

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2	74	76	574	502	276	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.16	$1.05	$0.77	$1.23	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2	3	1	5	3	—	—

MFS® Utilities Series – Service Class (07/24/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20	$1.00
Accumulation unit value at end of period	$1.59	$1.43	$1.36	$1.22	$0.93	$1.51	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	37	45	48	57	28	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25	$1.00
Accumulation unit value at end of period	$1.17	$0.92	$1.04	$0.86	$0.62	$1.12	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	4	6	5	60	101	57	22

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.34	$1.46	$1.12	$0.72	$1.38	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	2	2	5	12

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18	$1.00
Accumulation unit value at end of period	$1.02	$0.88	$1.01	$0.84	$0.64	$1.20	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	4	3	84	95	91	19

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/24/2006)
Accumulation unit value at beginning of period	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16	$0.95	$0.74	$1.24	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$1.00	$0.72	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	30	32	41	48	16	23

Oppenheimer Global Strategic Income Fund/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.26	$1.27	$1.12	$0.96	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	203	311	347	1,011	997	672	103

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/24/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15	$1.00
Accumulation unit value at end of period	$1.25	$1.07	$1.12	$0.92	$0.68	$1.12	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	2

 102  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1	2	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.24	$1.23	$1.10	$0.92	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	205	133	87	345	557	401	106

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,258	2,243	42	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	64	64	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.15	$1.12	$1.06	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	19	19	43	671	343	300	83

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,544	5,782	4,585	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,592	2,613	2,906	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  103

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,380	9,526	4,427	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,677	2,110	2,833	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,826	3,020	416	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	815	1,028	1,118	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,443	2,731	1,348	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,737	1,622	1,333	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

 104  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.21	$0.98	$0.73	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1	6	6	251	269	186	9

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	5	11	18	446	335	205	61

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (07/24/2006)
Accumulation unit value at beginning of period	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.18	$0.98	$0.73	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Wanger International (07/24/2006)
Accumulation unit value at beginning of period	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23	$1.00
Accumulation unit value at end of period	$1.38	$1.16	$1.37	$1.12	$0.76	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	65	61	163	172	46	11

Wanger USA (07/24/2006)
Accumulation unit value at beginning of period	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12	$1.00
Accumulation unit value at end of period	$1.32	$1.12	$1.18	$0.97	$0.69	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	78	19	27	102	109	81	12

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16	$1.00
Accumulation unit value at end of period	$0.95	$0.85	$0.99	$0.86	$0.76	$1.32	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	309	7	1	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.27	$1.04	$0.72	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	17	23	6	2	1	1	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/24/2006)
Accumulation unit value at beginning of period	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22	$1.00
Accumulation unit value at end of period	$1.48	$1.39	$1.48	$1.18	$0.79	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	7	11	11	5	2	4	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  105

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 106  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	383	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  107

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

 108  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	565	115	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	6	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,006	801	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	313	316	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,281	776	105

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  109

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 110  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  111

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 112  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	120	143	65

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  113

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	31	31	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 114  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  115

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

 116  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	782

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  117

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	22

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

 118  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	93

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	93

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	356

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  119

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

 120  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  121

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 122  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  123

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	15	16	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	120	120	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 124  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  125

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

 126  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  127

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

 128  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	88

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  129

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

 130  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 22, 2013

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  131

Statements of Assets and Liabilities

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl I

Assets

Investments, at fair value(1),(2)	$1,313,879	$6,083,748	$11,543,261	$378,863	$470,713
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	7,897	5,047	55	139	25
Receivable for share redemptions	1,015	4,690	28,005	299	339

Total assets	1,322,791	6,093,485	11,571,321	379,301	471,077

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,015	4,521	8,586	299	339
Contract terminations	—	168	19,419	—	—
Payable for investments purchased	7,897	5,047	55	139	25

Total liabilities	8,912	9,736	28,060	438	364

Net assets applicable to contracts in accumulation period	1,313,733	6,083,526	11,516,672	377,731	470,713
Net assets applicable to contracts in payment period	—	—	26,589	—	—
Net assets applicable to seed money	146	223	—	1,132	—

Total net assets	$1,313,879	$6,083,749	$11,543,261	$378,863	$470,713

(1) Investment shares	80,017	294,470	899,008	12,471	52,711
(2) Investments, at cost	$1,302,171	$5,990,437	$14,216,565	$330,803	$409,328

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Assets

Investments, at fair value(1),(2)	$2,066,341	$4,356,188	$2,472,049	$1,014,853	$14,452,119
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	98	8,764	1,350	210	7,566
Receivable for share redemptions	4,721	3,479	8,823	712	35,325

Total assets	2,071,160	4,368,431	2,482,222	1,015,775	14,495,010

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,476	3,336	1,904	712	10,822
Contract terminations	3,245	144	6,919	—	24,503
Payable for investments purchased	98	8,764	1,350	210	7,566

Total liabilities	4,819	12,244	10,173	922	42,891

Net assets applicable to contracts in accumulation period	2,062,858	4,356,105	2,471,863	1,014,853	14,420,475
Net assets applicable to contracts in payment period	3,390	—	—	—	30,950
Net assets applicable to seed money	93	82	186	—	694

Total net assets	$2,066,341	$4,356,187	$2,472,049	$1,014,853	$14,452,119

(1) Investment shares	231,653	298,573	232,117	155,652	2,213,188
(2) Investments, at cost	$1,803,495	$3,848,915	$2,114,651	$1,034,358	$14,406,715

See accompanying notes to financial statements.

 132  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	BlackRock	Calvert	Col VP	Col VP	Col VP
	Global Alloc,	VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,
Dec. 31, 2012 (continued)	Cl III	Bal	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$567,429	$1,600,715	$9,563,955	$342,370	$19,727,173
Dividends receivable	—	—	—	—	16
Accounts receivable from RiverSource Life of NY for contract purchase payments	235	213	11,035	—	8,832
Receivable for share redemptions	451	1,167	—	—	—

Total assets	568,115	1,602,095	9,574,990	342,370	19,736,021

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	452	1,137	8,958	347	16,356
Contract terminations	—	30	—	3,125	2,303
Payable for investments purchased	235	213	—	—	—

Total liabilities	687	1,380	8,958	3,472	18,659

Net assets applicable to contracts in accumulation period	566,726	1,600,715	9,350,360	322,939	19,687,980
Net assets applicable to contracts in payment period	—	—	215,580	—	29,382
Net assets applicable to seed money	702	—	92	15,959	—

Total net assets	$567,428	$1,600,715	$9,566,032	$338,898	$19,717,362

(1) Investment shares	39,570	838,510	591,097	342,370	19,727,173
(2) Investments, at cost	$559,692	$1,504,577	$8,382,682	$342,370	$19,724,567

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$993,004	$53,737,725	$425,367	$35,760,103	$261,800
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,873	—	2,735	—
Receivable for share redemptions	—	—	—	—	—

Total assets	993,004	53,739,598	425,367	35,762,838	261,800

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	823	42,789	397	28,903	222
Contract terminations	3	15,235	—	8,122	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	826	58,024	397	37,025	222

Net assets applicable to contracts in accumulation period	991,604	53,488,188	424,882	35,545,857	260,938
Net assets applicable to contracts in payment period	—	193,386	—	179,956	—
Net assets applicable to seed money	574	—	88	—	640

Total net assets	$992,178	$53,681,574	$424,970	$35,725,813	$261,578

(1) Investment shares	88,503	4,768,210	29,934	2,507,721	16,221
(2) Investments, at cost	$985,623	$50,667,799	$402,053	$29,381,844	$261,116

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  133

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield Bond,
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$15,732,778	$513,572	$17,496,452	$6,032,158	$647,131
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,615	—	3,765	151	—
Receivable for share redemptions	—	—	—	—	—

Total assets	15,734,393	513,572	17,500,217	6,032,309	647,131

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	13,324	432	13,896	4,971	494
Contract terminations	22,291	2	4,307	129	2
Payable for investments purchased	—	—	—	—	—

Total liabilities	35,615	434	18,203	5,100	496

Net assets applicable to contracts in accumulation period	15,636,360	512,415	17,463,078	6,026,536	645,931
Net assets applicable to contracts in payment period	62,418	—	18,936	—	—
Net assets applicable to seed money	—	723	—	673	704

Total net assets	$15,698,778	$513,138	$17,482,014	$6,027,209	$646,635

(1) Investment shares	972,360	42,131	1,432,961	565,338	90,130
(2) Investments, at cost	$12,651,406	$502,445	$16,062,922	$5,766,367	$627,109

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$20,713,930	$428,891	$12,211,214	$167,677	$6,110,065
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,173	—	6,848	—	8,736
Receivable for share redemptions	—	—	—	—	—

Total assets	20,715,103	428,891	12,218,062	167,677	6,118,801

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,788	373	9,425	133	5,736
Contract terminations	1,003	—	7,930	—	1,163
Payable for investments purchased	—	—	—	—	—

Total liabilities	17,791	373	17,355	133	6,899

Net assets applicable to contracts in accumulation period	20,627,265	427,723	12,174,142	166,539	6,066,768
Net assets applicable to contracts in payment period	70,047	—	26,565	—	45,038
Net assets applicable to seed money	—	795	—	1,005	96

Total net assets	$20,697,312	$428,518	$12,200,707	$167,544	$6,111,902

(1) Investment shares	2,872,945	41,003	1,159,659	13,892	505,382
(2) Investments, at cost	$18,925,784	$423,753	$11,508,523	$162,230	$5,811,636

See accompanying notes to financial statements.

 134  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

					Col VP
	Col VP	Col VP	Col VP	Col VP	Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$48,211	$4,084,034	$2,899	$20,253,882	$311,304
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	18	—	9,344	—
Receivable for share redemptions	—	—	—	—	—

Total assets	48,211	4,084,052	2,899	20,263,226	311,304

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	15	3,011	2	17,931	263
Contract terminations	—	7,564	—	18	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	15	10,575	2	17,949	263

Net assets applicable to contracts in accumulation period	48,013	4,068,105	2,712	20,109,340	310,413
Net assets applicable to contracts in payment period	—	5,200	—	135,610	—
Net assets applicable to seed money	183	172	185	327	628

Total net assets	$48,196	$4,073,477	$2,897	$20,245,277	$311,041

(1) Investment shares	6,103	515,011	126	874,898	29,258
(2) Investments, at cost	$48,151	$3,459,823	$2,846	$19,469,490	$307,066

	Col VP		Col VP	Col VP	Col VP
	Man Vol	Col VP	Marsico	Mid Cap	Mid Cap
	Mod Gro,	Marsico Gro,	Intl Opp,	Gro Opp,	Gro Opp,
Dec. 31, 2012 (continued)	Cl 2	Cl 1	Cl 2	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$151,753,778	$10,220,350	$2,267,569	$41,328	$3,780,630
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	428,103	2,216	19	—	354
Receivable for share redemptions	—	—	—	—	—

Total assets	152,181,881	10,222,566	2,267,588	41,328	3,780,984

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	127,660	7,886	1,749	22	3,461
Contract terminations	—	23,913	6,576	—	6,137
Payable for investments purchased	—	—	—	—	—

Total liabilities	127,660	31,799	8,325	22	9,598

Net assets applicable to contracts in accumulation period	152,054,191	10,190,767	2,248,765	41,156	3,742,947
Net assets applicable to contracts in payment period	—	—	9,797	—	28,216
Net assets applicable to seed money	30	—	701	150	223

Total net assets	$152,054,221	$10,190,767	$2,259,263	$41,306	$3,771,386

(1) Investment shares	14,762,041	460,584	146,484	3,019	275,355
(2) Investments, at cost	$148,133,025	$ 7,993,795	$2,551,806	$43,180	$3,267,302

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  135

Statements of Assets and Liabilities

	Col VP	Col VP
	Mid Cap	Mid Cap	Col VP	Col VP Select	Col VP Select
	Val Opp,	Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$108,477	$3,424,284	$6,748,483	$19,643	$1,020,560
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	4,663	40	—	7
Receivable for share redemptions	—	—	—	—	—

Total assets	108,477	3,428,947	6,748,523	19,643	1,020,567

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	85	2,634	5,030	16	767
Contract terminations	—	713	567	—	4,932
Payable for investments purchased	—	—	—	—	—

Total liabilities	85	3,347	5,597	16	5,699

Net assets applicable to contracts in accumulation period	108,244	3,425,600	6,742,733	19,466	1,014,628
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	148	—	193	161	240

Total net assets	$108,392	$3,425,600	$6,742,926	$19,627	$1,014,868

(1) Investment shares	9,162	288,482	667,506	1,688	87,452
(2) Investments, at cost	$ 98,358	$3,094,013	$5,361,678	$16,428	$ 841,773

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	US Govt Mtge,	US Govt Mtge,	Strategic Inc,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$50,939	$2,024,396	$308,494	$12,366,516	$472,178
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	40	—	5,848	—
Receivable for share redemptions	—	—	—	—	—

Total assets	50,939	2,024,436	308,494	12,372,364	472,178

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	42	1,535	246	9,267	379
Contract terminations	—	257	—	34	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	42	1,792	246	9,301	379

Net assets applicable to contracts in accumulation period	50,749	2,018,225	307,415	12,317,434	470,891
Net assets applicable to contracts in payment period	—	4,230	—	45,629	—
Net assets applicable to seed money	148	189	833	—	908

Total net assets	$50,897	$2,022,644	$308,248	$12,363,063	$471,799

(1) Investment shares	4,121	163,258	29,493	1,178,886	50,609
(2) Investments, at cost	$45,304	$1,820,719	$306,483	$12,144,126	$446,919

See accompanying notes to financial statements.

 136  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Dec. 31, 2012 (continued)	Return	Serv	Cl B	Inc	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$2,709,282	$222,335	$310,822	$11,023,245	$23,382,431
Dividends receivable	—	—	—	39,275	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	953	116	30	4,350	13,176
Receivable for share redemptions	6,878	317	346	13,254	41,528

Total assets	2,717,113	222,768	311,198	11,080,124	23,437,135

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,095	188	255	8,833	18,051
Contract terminations	4,783	129	90	4,421	23,478
Payable for investments purchased	953	116	30	43,625	13,176

Total liabilities	7,831	433	375	56,879	54,705

Net assets applicable to contracts in accumulation period	2,709,282	222,177	309,965	11,013,162	23,326,014
Net assets applicable to contracts in payment period	—	—	—	9,249	55,496
Net assets applicable to seed money	—	158	858	834	920

Total net assets	$2,709,282	$222,335	$310,823	$11,023,245	$23,382,430

(1) Investment shares	386,488	13,211	22,394	1,165,248	899,324
(2) Investments, at cost	$3,452,900	$221,333	$303,759	$10,751,538	$22,038,329

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$1,426,321	$8,507,429	$2,992,896	$26,834,123	$423,856
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	346	814	371	871	278
Receivable for share redemptions	1,031	6,741	2,165	38,633	309

Total assets	1,427,698	8,514,984	2,995,432	26,873,627	424,443

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,031	6,344	2,165	20,025	309
Contract terminations	—	397	—	18,608	—
Payable for investments purchased	346	814	371	871	278

Total liabilities	1,377	7,555	2,536	39,504	587

Net assets applicable to contracts in accumulation period	1,426,264	8,461,905	2,986,064	26,812,298	423,856
Net assets applicable to contracts in payment period	57	45,347	6,832	21,144	—
Net assets applicable to seed money	—	177	—	681	—

Total net assets	$1,426,321	$8,507,429	$2,992,896	$26,834,123	$423,856

(1) Investment shares	98,435	592,852	98,483	895,067	26,458
(2) Investments, at cost	$1,299,172	$7,603,502	$2,532,064	$24,513,015	$453,960

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  137

Statements of Assets and Liabilities

		FTVIPT Frank		FTVIPT
	Fid VIP	Global	FTVIPT Frank	Mutual	GS VIT
	Overseas,	Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,
Dec. 31, 2012 (continued)	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

Assets

Investments, at fair value(1),(2)	$4,793,107	$8,047,267	$9,110,872	$10,887,003	$11,302,625
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,910	7,827	1,480	1,106	—
Receivable for share redemptions	4,061	21,982	10,914	21,973	27,379

Total assets	4,804,078	8,077,076	9,123,266	10,910,082	11,330,004

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,606	5,977	6,790	8,442	8,371
Contract terminations	454	16,004	4,125	13,531	19,008
Payable for investments purchased	6,910	7,827	1,480	1,106	—

Total liabilities	10,970	29,808	12,395	23,079	27,379

Net assets applicable to contracts in accumulation period	4,791,126	7,997,851	9,110,056	10,886,326	11,264,864
Net assets applicable to contracts in payment period	1,982	49,417	—	—	37,761
Net assets applicable to seed money	—	—	815	677	—

Total net assets	$4,793,108	$8,047,268	$9,110,871	$10,887,003	$11,302,625

(1) Investment shares	300,508	563,929	499,774	632,230	737,288
(2) Investments, at cost	$5,149,715	$9,853,836	$7,380,735	$10,606,228	$10,526,355

	GS VIT	GS VIT
	Structd	Structd	Invesco	Invesco	Invesco
	Sm Cap Eq,	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Div Divd,
Dec. 31, 2012 (continued)	Inst	Inst	Ser I	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$276,246	$6,035,267	$7,784,162	$758,493	$857,814
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	20	7,602	1,169	11,112	80
Receivable for share redemptions	214	5,035	8,269	548	702

Total assets	276,480	6,047,904	7,793,600	770,153	858,596

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	214	4,446	8,269	548	685
Contract terminations	—	589	—	—	17
Payable for investments purchased	20	7,602	1,169	11,112	80

Total liabilities	234	12,637	9,438	11,660	782

Net assets applicable to contracts in accumulation period	276,246	6,033,153	7,676,649	758,493	857,814
Net assets applicable to contracts in payment period	—	2,114	107,513	—	—
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$276,246	$6,035,267	$7,784,162	$758,493	$857,814

(1) Investment shares	21,735	497,139	258,267	46,419	52,691
(2) Investments, at cost	$239,340	$5,802,963	$6,068,163	$694,511	$798,539

See accompanying notes to financial statements.

 138  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$2,286,479	$4,146,775	$1,325,644	$247,306	$4,118,653
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,281	5	—	179	1,951
Receivable for share redemptions	1,862	8,520	5,608	188	3,074

Total assets	2,289,622	4,155,300	1,331,252	247,673	4,123,678

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,760	3,196	932	188	3,074
Contract terminations	102	5,324	4,676	—	—
Payable for investments purchased	1,281	5	—	179	1,951

Total liabilities	3,143	8,525	5,608	367	5,025

Net assets applicable to contracts in accumulation period	2,286,223	4,146,632	1,325,644	247,306	4,116,220
Net assets applicable to contracts in payment period	—	—	—	—	2,287
Net assets applicable to seed money	256	143	—	—	146

Total net assets	$2,286,479	$4,146,775	$1,325,644	$247,306	$4,118,653

(1) Investment shares	111,590	139,716	78,580	6,817	115,855
(2) Investments, at cost	$1,885,430	$3,720,262	$1,082,120	$253,441	$4,221,399

	Invesco	Invesco	Invesco	Janus Aspen	Janus Aspen
	VI Comstock,	VI Mid Cap Gro,	VI Mid Cap Gro,	Enterprise,	Global Tech,
Dec. 31, 2012 (continued)	Ser II	Ser I	Ser II	Serv	Serv

Assets

Investments, at fair value(1),(2)	$9,798,269	$432,019	$1,355,071	$660,432	$769,420
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	77	—	185	64	—
Receivable for share redemptions	11,118	653	1,311	479	12,168

Total assets	9,809,464	432,672	1,356,567	660,975	781,588

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,342	317	1,011	478	541
Contract terminations	3,776	336	300	—	11,627
Payable for investments purchased	77	—	185	64	—

Total liabilities	11,195	653	1,496	542	12,168

Net assets applicable to contracts in accumulation period	9,798,269	431,869	1,354,996	653,983	769,420
Net assets applicable to contracts in payment period	—	—	—	6,450	—
Net assets applicable to seed money	—	150	75	—	—

Total net assets	$9,798,269	$432,019	$1,355,071	$660,433	$769,420

(1) Investment shares	741,170	110,209	346,566	15,295	124,906
(2) Investments, at cost	$8,882,979	$439,105	$1,376,987	$457,567	$573,988

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  139

Statements of Assets and Liabilities

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var	MFS
	Janus,	Gbl Alloc Mod,	Overseas,	Sm Cap Gro,	Inv Gro Stock,
Dec. 31, 2012 (continued)	Serv	Serv	Serv	Cl I	Serv Cl

Assets

Investments, at fair value(1),(2)	$5,165,589	$1,493	$3,663,731	$853,017	$3,980,923
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	124	—	50	7,496	2,470
Receivable for share redemptions	4,736	1	8,683	656	2,974

Total assets	5,170,449	1,494	3,672,464	861,169	3,986,367

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,929	1	2,635	656	2,974
Contract terminations	807	—	6,048	—	—
Payable for investments purchased	124	—	50	7,496	2,470

Total liabilities	4,860	1	8,733	8,152	5,444

Net assets applicable to contracts in accumulation period	5,164,605	1	3,663,731	852,738	3,980,835
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	984	1,492	—	279	88

Total net assets	$5,165,589	$1,493	$3,663,731	$853,017	$3,980,923

(1) Investment shares	197,688	136	98,940	48,577	333,690
(2) Investments, at cost	$4,301,253	$1,460	$3,615,227	$693,980	$3,196,585

			MS UIF
	MFS	MFS	Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

Assets

Investments, at fair value(1),(2)	$2,621,408	$9,194,267	$2,819,073	$2,284,813	$1,540,822
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	796	4,095	17	5,752	6
Receivable for share redemptions	10,325	8,191	2,697	7,971	1,607

Total assets	2,632,529	9,206,553	2,821,787	2,298,536	1,542,435

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,881	7,160	2,114	1,762	1,178
Contract terminations	8,444	1,031	583	6,209	429
Payable for investments purchased	796	4,095	17	5,752	6

Total liabilities	11,121	12,286	2,714	13,723	1,613

Net assets applicable to contracts in accumulation period	2,621,408	9,177,681	2,819,073	2,284,171	1,540,726
Net assets applicable to contracts in payment period	—	15,630	—	—	—
Net assets applicable to seed money	—	956	—	642	96

Total net assets	$2,621,408	$9,194,267	$2,819,073	$2,284,813	$1,540,822

(1) Investment shares	174,644	336,910	297,999	214,738	155,168
(2) Investments, at cost	$2,441,776	$8,284,500	$2,435,935	$2,344,577	$1,538,146

See accompanying notes to financial statements.

 140  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

				Oppen
	NB AMT	Oppen	Oppen Global	Main St	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	Eq Inc VA,
Dec. 31, 2012 (continued)	Cl S	Serv	Srv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$494,165	$6,315,980	$38,831,419	$2,057,994	$1,000,443
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	33	3,204	5,365	20	309
Receivable for share redemptions	397	8,002	64,865	2,182	797

Total assets	494,595	6,327,186	38,901,649	2,060,196	1,001,549

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	397	4,968	30,385	1,574	794
Contract terminations	—	3,035	34,480	608	4
Payable for investments purchased	33	3,204	5,365	20	309

Total liabilities	430	11,207	70,230	2,202	1,107

Net assets applicable to contracts in accumulation period	493,051	6,314,935	38,788,672	2,056,997	1,000,290
Net assets applicable to contracts in payment period	—	—	42,747	—	—
Net assets applicable to seed money	1,114	1,044	—	997	152

Total net assets	$494,165	$6,315,979	$38,831,419	$2,057,994	$1,000,442

(1) Investment shares	31,040	195,844	6,706,635	103,106	92,377
(2) Investments, at cost	$443,006	$5,749,184	$35,568,983	$1,689,208	$ 957,992

			Put VT
	PIMCO VIT	PIMCO VIT	Global	Put VT	Put VT
	All Asset,	Glb Multi-Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$22,364,780	$109,715	$1,144,547	$1,184,798	$4,960,703
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,135	—	10	2,189	1,622
Receivable for share redemptions	41,648	104	1,877	856	5,244

Total assets	22,407,563	109,819	1,146,434	1,187,843	4,967,569

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,695	104	844	853	5,243
Contract terminations	23,954	—	1,033	4	—
Payable for investments purchased	1,135	—	10	2,189	1,622

Total liabilities	42,784	104	1,887	3,046	6,865

Net assets applicable to contracts in accumulation period	22,364,262	108,545	1,144,547	1,180,063	4,954,377
Net assets applicable to contracts in payment period	—	—	—	4,635	6,327
Net assets applicable to seed money	517	1,170	—	99	—

Total net assets	$22,364,779	$109,715	$1,144,547	$1,184,797	$4,960,704

(1) Investment shares	1,948,152	8,598	88,587	104,572	217,289
(2) Investments, at cost	$21,581,767	$106,058	$1,049,711	$1,320,425	$5,241,829

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  141

Statements of Assets and Liabilities

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$748,244	$859,828	$1,265,268	$38,288,198	$86,085,295
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4,006	323	188	795	18,215
Receivable for share redemptions	531	627	937	—	—

Total assets	752,781	860,778	1,266,393	38,288,993	86,103,510

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	531	627	937	31,256	67,847
Contract terminations	—	—	—	699	5,029
Payable for investments purchased	4,006	323	188	—	—

Total liabilities	4,537	950	1,125	31,955	72,876

Net assets applicable to contracts in accumulation period	748,154	859,828	1,265,268	38,256,962	86,030,634
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	90	—	—	76	—

Total net assets	$748,244	$859,828	$1,265,268	$38,257,038	$86,030,634

(1) Investment shares	33,329	78,523	87,805	3,077,829	6,908,932
(2) Investments, at cost	$609,571	$754,988	$1,524,472	$34,493,878	$69,183,239

			VP BR	VP BR	VP Col
	VP AC	VP AC	Gl Infl	Gl Infl	Wanger
	Div Bond,	Gro,	Prot Sec,	Prot Sec,	Intl Eq,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$273,513	$60,516	$431,129	$18,271,888	$426,969
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	766	—
Receivable for share redemptions	—	—	—	—	—

Total assets	273,513	60,516	431,129	18,272,654	426,969

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	225	52	355	14,043	390
Contract terminations	—	—	5	14,998	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	225	52	360	29,041	390

Net assets applicable to contracts in accumulation period	272,487	60,320	430,027	18,243,538	425,728
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	801	144	742	75	851

Total net assets	$273,288	$60,464	$430,769	$18,243,613	$426,579

(1) Investment shares	24,291	4,743	45,287	1,911,285	35,404
(2) Investments, at cost	$264,024	$56,143	$432,064	$18,139,500	$401,917

See accompanying notes to financial statements.

 142  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

					VP EV
	VP Col	VP	VP	VP DFA	Floating
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Rate Inc,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$182,765	$64,086,812	$126,545,379	$152,061	$625,029
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	4,713	20,743	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	182,765	64,091,525	126,566,122	152,061	625,029

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	150	57,075	103,832	130	504
Contract terminations	3	120,415	4,415	—	2
Payable for investments purchased	—	—	—	—	—

Total liabilities	153	177,490	108,247	130	506

Net assets applicable to contracts in accumulation period	182,474	63,914,003	126,457,875	151,153	615,341
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	138	32	—	778	9,182

Total net assets	$182,612	$63,914,035	$126,457,875	$151,931	$624,523

(1) Investment shares	13,588	5,501,014	10,862,264	15,438	62,754
(2) Investments, at cost	$157,997	$59,474,934	$113,544,664	$155,504	$622,593

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$208,604	$270,532	$184,324	$156,363	$153,483
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	208,604	270,532	184,324	156,363	153,483

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	177	259	173	129	130
Contract terminations	—	—	—	4	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	177	259	173	133	130

Net assets applicable to contracts in accumulation period	207,584	269,475	184,013	156,086	153,235
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	843	798	138	144	118

Total net assets	$208,427	$270,273	$184,151	$156,230	$153,353

(1) Investment shares	17,738	24,438	13,756	11,918	12,348
(2) Investments, at cost	$195,745	$264,847	$166,508	$142,451	$130,864

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  143

Statements of Assets and Liabilities

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$365,825,889	$779,796,159	$176,213,556	$375,945,234	$116,655,372
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	282,186	1,808	20,032	1,637	3,262
Receivable for share redemptions	—	—	—	—	—

Total assets	366,108,075	779,797,967	176,233,588	375,946,871	116,658,634

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	311,256	626,459	143,920	295,076	99,749
Contract terminations	30,766	383,423	53,618	30,814	25,534
Payable for investments purchased	—	—	—	—	—

Total liabilities	342,022	1,009,882	197,538	325,890	125,283

Net assets applicable to contracts in accumulation period	365,622,125	778,788,085	175,974,009	375,620,981	116,533,339
Net assets applicable to contracts in payment period	143,886	—	61,977	—	—
Net assets applicable to seed money	42	—	64	—	12

Total net assets	$365,766,053	$778,788,085	$176,036,050	$375,620,981	$116,533,351

(1) Investment shares	29,887,736	63,656,829	14,233,728	30,318,164	9,778,321
(2) Investments, at cost	$331,739,842	$642,129,390	$159,088,339	$304,601,316	$107,369,746

		VP MS		VP Nuveen
	VP Mod	Global	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$228,929,185	$234,839	$248,261	$51,520	$108,939
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,200	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	228,930,385	234,839	248,261	51,520	108,939

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	185,702	203	198	44	105
Contract terminations	266,111	2	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	451,813	205	198	44	105

Net assets applicable to contracts in accumulation period	228,478,572	233,817	247,928	51,332	108,682
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	817	135	144	152

Total net assets	$228,478,572	$234,634	$248,063	$51,476	$108,834

(1) Investment shares	19,141,236	18,290	18,793	4,003	8,406
(2) Investments, at cost	$195,911,956	$205,799	$217,871	$47,532	$105,332

See accompanying notes to financial statements.

 144  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

			VP PIMCO
	VP Ptnrs	VP Ptnrs	Mortgage	VP Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$178,864	$8,585,018	$100,683	$42,368	$148,610
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	160	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	178,864	8,585,178	100,683	42,368	148,610

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	154	6,422	85	35	108
Contract terminations	—	1,478	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	154	7,900	85	35	108

Net assets applicable to contracts in accumulation period	178,581	8,577,278	99,667	41,324	148,390
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	129	—	931	1,009	112

Total net assets	$178,710	$8,577,278	$100,598	$42,333	$148,502

(1) Investment shares	10,840	518,732	9,644	3,779	13,954
(2) Investments, at cost	$161,242	$6,725,403	$100,913	$40,409	$145,066

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Intl

Assets

Investments, at fair value(1),(2)	$3,469,466	$255,299	$475,037	$232,070	$16,791,012
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,656	—	128	—	512
Receivable for share redemptions	—	—	—	—	—

Total assets	3,471,122	255,299	475,165	232,070	16,791,524

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,643	244	375	186	12,633
Contract terminations	396	—	19	—	10,563
Payable for investments purchased	—	—	—	—	—

Total liabilities	3,039	244	394	186	23,196

Net assets applicable to contracts in accumulation period	3,468,073	254,943	474,605	231,045	16,755,462
Net assets applicable to contracts in payment period	—	—	—	—	12,866
Net assets applicable to seed money	10	112	166	839	—

Total net assets	$3,468,083	$255,055	$474,771	$231,884	$16,768,328

(1) Investment shares	325,161	20,926	38,810	22,553	538,346
(2) Investments, at cost	$2,847,796	$229,569	$386,022	$230,985	$14,347,359

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  145

Statements of Assets and Liabilities

		WF Adv VT
		Index Asset	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Dec. 31, 2012 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$21,741,812	$2,481,175	$2,889,441	$3,917,454	$3,860,606
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4,031	1,310	169	902	2,886
Receivable for share redemptions	—	1,748	15,946	11,570	16,929

Total assets	21,745,843	2,484,233	2,905,556	3,929,926	3,880,421

Liabilities

Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,351	1,748	2,186	3,025	2,963
Contract terminations	25,462	—	13,760	8,545	13,967
Payable for investments purchased	—	1,310	169	902	2,886

Total liabilities	41,813	3,058	16,115	12,472	19,816

Net assets applicable to contracts in accumulation period	21,678,558	2,481,175	2,869,429	3,854,787	3,859,892
Net assets applicable to contracts in payment period	25,472	—	20,012	61,871	—
Net assets applicable to seed money	—	—	—	796	713

Total net assets	$21,704,030	$2,481,175	$2,889,441	$3,917,454	$3,860,605

(1) Investment shares	642,489	184,200	582,549	195,384	489,925
(2) Investments, at cost	$18,500,822	$2,244,811	$2,695,625	$3,389,485	$3,535,845

See accompanying notes to financial statements.

 146  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl I

Investment income

Dividend income	$ —	$ 83,669	$ 155,863	$ 117	$ 4,411
Variable account expenses	12,362	55,683	104,429	2,981	4,217

Investment income (loss) — net	(12,362)	27,986	51,434	(2,864)	194

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	396,273	2,027,161	3,384,661	66,088	123,572
Cost of investments sold	413,124	2,098,815	4,444,450	56,636	120,851

Net realized gain (loss) on sales of investments	(16,851)	(71,654)	(1,059,789)	9,452	2,721
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	187,279	1,015,423	2,528,844	33,914	82,795

Net gain (loss) on investments	170,428	943,769	1,469,055	43,366	85,516

Net increase (decrease) in net assets resulting from operations	$158,066	$ 971,755	$1,520,489	$40,502	$ 85,710

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Investment income

Dividend income	$ 13,454	$ 82,044	$ —	$ 19,236	$ 265,392
Variable account expenses	16,490	40,034	22,608	8,421	133,382

Investment income (loss) — net	(3,036)	42,010	(22,608)	10,815	132,010

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	434,785	1,322,325	414,231	170,420	3,802,841
Cost of investments sold	420,506	1,208,674	361,098	184,906	3,962,513

Net realized gain (loss) on sales of investments	14,279	113,651	53,133	(14,486)	(159,672)
Distributions from capital gains	—	239,691	—	—	—
Net change in unrealized appreciation or depreciation of investments	352,428	221,766	257,482	132,809	1,911,476

Net gain (loss) on investments	366,707	575,108	310,615	118,323	1,751,804

Net increase (decrease) in net assets resulting from operations	$ 363,671	$ 617,118	$ 288,007	$ 129,138	$ 1,883,814

	BlackRock	Calvert	Col VP	Col VP	Col VP
	Global Alloc,	VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,
Period ended Dec. 31, 2012 (continued)	Cl III(1)	Bal	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 8,268	$ 19,557	$ —	$ 35	$ 2,185
Variable account expenses	1,765	14,102	106,734	4,146	211,703

Investment income (loss) — net	6,503	5,455	(106,734)	(4,111)	(209,518)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,850	319,932	1,899,650	1,075,090	13,445,452
Cost of investments sold	12,692	305,957	1,707,917	1,075,087	13,443,316

Net realized gain (loss) on sales of investments	158	13,975	191,733	3	2,136
Distributions from capital gains	1,834	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,737	135,648	1,110,958	—	(2,142)

Net gain (loss) on investments	9,729	149,623	1,302,691	3	(6)

Net increase (decrease) in net assets resulting from operations	$ 16,232	$ 155,078	$ 1,195,957	$ (4,108)	$ (209,524)

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  147

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 27,635	$ 2,104,073	$ —	$ —	$ 720
Variable account expenses	7,405	513,420	2,929	366,649	2,119

Investment income (loss) — net	20,230	1,590,653	(2,929)	(366,649)	(1,399)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	77,578	11,211,779	14,068	10,243,296	25,027
Cost of investments sold	76,592	10,522,128	13,589	8,880,776	28,946

Net realized gain (loss) on sales of investments	986	689,651	479	1,362,520	(3,919)
Distributions from capital gains	18,471	1,403,137	—	—	4,461
Net change in unrealized appreciation or depreciation of investments	2,845	(216,914)	28,485	3,802,596	42,384

Net gain (loss) on investments	22,302	1,875,874	28,964	5,165,116	42,926

Net increase (decrease) in net assets resulting from operations	$ 42,532	$ 3,466,527	$ 26,035	$ 4,798,467	$ 41,527

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

Investment income

Dividend income	$ 60,636	$ 11,650	$ 478,613	$ 429,650	$ 25,281
Variable account expenses	157,524	4,759	169,447	63,336	3,831

Investment income (loss) — net	(96,888)	6,891	309,166	366,314	21,450

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,698,550	72,629	3,794,588	2,255,808	14,723
Cost of investments sold	4,268,754	71,845	3,536,419	2,203,966	14,294

Net realized gain (loss) on sales of investments	429,796	784	258,169	51,842	429
Distributions from capital gains	347,955	2,581	93,795	—	—
Net change in unrealized appreciation or depreciation of investments	2,128,901	14,385	279,051	424,360	26,963

Net gain (loss) on investments	2,906,652	17,750	631,015	476,202	27,392

Net increase (decrease) in net assets resulting from operations	$ 2,809,764	$ 24,641	$ 940,181	$ 842,516	$ 48,842

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ 1,521,473	$ 24,670	$ 800,160	$ 2,303	$ 95,398
Variable account expenses	197,366	4,201	111,315	1,466	69,205

Investment income (loss) — net	1,324,107	20,469	688,845	837	26,193

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,449,130	93,874	2,802,765	11,074	1,860,419
Cost of investments sold	4,155,906	93,952	2,692,939	11,302	1,876,784

Net realized gain (loss) on sales of investments	293,224	(78)	109,826	(228)	(16,365)
Distributions from capital gains	—	7,729	248,490	—	—
Net change in unrealized appreciation or depreciation of investments	1,206,982	20,438	515,144	22,371	932,995

Net gain (loss) on investments	1,500,206	28,089	873,460	22,143	916,630

Net increase (decrease) in net assets resulting from operations	$ 2,824,313	$ 48,558	$ 1,562,305	$ 22,980	$ 942,823

See accompanying notes to financial statements.

 148  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

					Col VP
	Col VP	Col VP	Col VP	Col VP	Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$—	$ —	$ —	$ —	$3,812
Variable account expenses	16	35,693	15	220,043	1,878

Investment income (loss) — net	(16)	(35,693)	(15)	(220,043)	1,934

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3	1,091,251	112	3,603,499	23,444
Cost of investments sold	3	973,844	104	3,542,927	22,927

Net realized gain (loss) on sales of investments	—	117,407	8	60,572	517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50	627,505	15	2,703,610	4,996

Net gain (loss) on investments	50	744,912	23	2,764,182	5,513

Net increase (decrease) in net assets resulting from operations	$34	$ 709,219	$ 8	$2,544,139	$7,447

	Col VP		Col VP	Col VP	Col VP
	Man Vol	Col VP	Marsico	Mid Cap	Mid Cap
	Mod Gro,	Marsico Gro,	Intl Opp,	Gro Opp,	Gro Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2(1)	Cl 1	Cl 2	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ 76,235	$ 21,743	$ —	$ —
Variable account expenses	516,597	104,306	21,419	195	43,097

Investment income (loss) — net	(516,597)	(28,071)	324	(195)	(43,097)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	540,182	4,223,349	686,068	443	918,245
Cost of investments sold	530,332	3,285,095	839,431	481	782,054

Net realized gain (loss) on sales of investments	9,850	938,254	(153,363)	(38)	136,191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,620,753	444,199	515,408	2,065	301,742

Net gain (loss) on investments	3,630,603	1,382,453	362,045	2,027	437,933

Net increase (decrease) in net assets resulting from operations	$3,114,006	$1,354,382	$362,369	$1,832	$394,836

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP
	Mid Cap	Mid Cap	Col VP	Col VP Select	Col VP Select
	Val Opp,	Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	924	32,065	59,490	181	8,564

Investment income (loss) — net	(924)	(32,065)	(59,490)	(181)	(8,564)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,977	968,584	1,819,807	1,639	166,986
Cost of investments sold	5,759	939,392	1,503,234	1,523	147,310

Net realized gain (loss) on sales of investments	218	29,192	316,573	116	19,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,406	579,503	632,799	2,909	136,114

Net gain (loss) on investments	15,624	608,695	949,372	3,025	155,790

Net increase (decrease) in net assets resulting from operations	$14,700	$576,630	$ 889,882	$2,844	$147,226

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  149

Statements of Operations

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	US Govt Mtge,	US Govt Mtge,	Strategic Inc,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ —	$ —	$ 2,312	$ 129,226	$17,160
Variable account expenses	491	18,367	2,654	122,838	3,382

Investment income (loss) — net	(491)	(18,367)	(342)	6,388	13,778

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,914	457,447	17,547	5,637,367	11,529
Cost of investments sold	5,551	437,770	17,458	5,550,021	11,029

Net realized gain (loss) on sales of investments	363	19,677	89	87,346	500
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,702	316,600	1,676	6,342	21,257

Net gain (loss) on investments	8,065	336,277	1,765	93,688	21,757

Net increase (decrease) in net assets resulting from operations	$7,574	$317,910	$ 1,423	$ 100,076	$35,535

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	Cl B(1)	Inc	Serv Cl 2

Investment income

Dividend income	$ —	$ 313	$ —	$ 461,300	$ 259,916
Variable account expenses	28,311	2,172	978	103,242	218,461

Investment income (loss) — net	(28,311)	(1,859)	(978)	358,058	41,455

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,048,290	38,987	9,992	2,674,337	5,181,563
Cost of investments sold	1,309,985	43,159	9,844	2,618,013	5,100,641

Net realized gain (loss) on sales of investments	(261,695)	(4,172)	148	56,324	80,922
Distributions from capital gains	—	—	—	127,624	—
Net change in unrealized appreciation or depreciation of investments	211,778	47,134	7,063	134,013	3,192,140

Net gain (loss) on investments	(49,917)	42,962	7,211	317,961	3,273,062

Net increase (decrease) in net assets resulting from operations	$ (78,228)	$41,103	$6,233	$ 676,019	$3,314,517

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ 30,296	$ 170,182	$ 15,397	$ 104,115	$ 7,523
Variable account expenses	12,540	77,907	26,220	245,287	3,811

Investment income (loss) — net	17,756	92,275	(10,823)	(141,172)	3,712

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	274,295	2,219,384	537,428	6,315,680	115,757
Cost of investments sold	257,685	2,060,205	427,344	5,489,542	135,314

Net realized gain (loss) on sales of investments	16,610	159,179	110,084	826,138	(19,557)
Distributions from capital gains	680	4,093	236,130	2,148,246	1,370
Net change in unrealized appreciation or depreciation of investments	195,524	1,160,757	69,308	754,328	91,101

Net gain (loss) on investments	212,814	1,324,029	415,522	3,728,712	72,914

Net increase (decrease) in net assets resulting from operations	$230,570	$1,416,304	$404,699	$3,587,540	$ 76,626

See accompanying notes to financial statements.

 150  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

		FTVIPT Frank		FTVIPT
	Fid VIP	Global	FTVIPT Frank	Mutual	GS VIT
	Overseas,	Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

Investment income

Dividend income	$ 79,371	$ —	$ 69,697	$233,669	$ 129,579
Variable account expenses	45,672	66,989	78,103	105,732	104,391

Investment income (loss) — net	33,699	(66,989)	(8,406)	127,937	25,188

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,843,098	1,332,767	2,352,065	3,080,496	3,532,469
Cost of investments sold	2,122,791	1,837,438	2,047,129	3,124,744	3,491,168

Net realized gain (loss) on sales of investments	(279,693)	(504,671)	304,936	(44,248)	41,301
Distributions from capital gains	15,755	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,117,143	2,299,023	1,164,477	1,357,616	1,883,621

Net gain (loss) on investments	853,205	1,794,352	1,469,413	1,313,368	1,924,922

Net increase (decrease) in net assets resulting from operations	$ 886,904	$1,727,363	$1,461,007	$1,441,305	$1,950,110

	GS VIT	GS VIT
	Structd	Structd	Invesco	Invesco	Invesco
	Sm Cap Eq,	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Div Divd,
Year ended Dec. 31, 2012 (continued)	Inst	Inst	Ser I	Ser I	Ser II

Investment income

Dividend income	$ 3,234	$ 109,335	$ 75,483	$ 15,942	$ 15,205
Variable account expenses	2,581	56,144	100,829	7,270	8,084

Investment income (loss) — net	653	53,191	(25,346)	8,672	7,121

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	37,665	1,470,942	1,368,324	592,242	258,073
Cost of investments sold	34,116	1,440,521	1,096,522	570,079	256,646

Net realized gain (loss) on sales of investments	3,549	30,421	271,802	22,163	1,427
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	26,319	735,976	707,051	111,312	128,071

Net gain (loss) on investments	29,868	766,397	978,853	133,475	129,498

Net increase (decrease) in net assets resulting from operations	$30,521	$ 819,588	$ 953,507	$142,147	$136,619

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I(1)	Ser II(1)

Investment income

Dividend income	$ —	$ 53,797	$ —	$ —	$ —
Variable account expenses	20,647	39,821	11,443	1,485	25,730

Investment income (loss) — net	(20,647)	13,976	(11,443)	(1,485)	(25,730)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	489,619	1,709,978	498,922	13,910	741,126
Cost of investments sold	431,892	1,619,161	409,128	14,898	774,980

Net realized gain (loss) on sales of investments	57,727	90,817	89,794	(988)	(33,854)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	356,519	488,233	60,114	(6,135)	(102,746)

Net gain (loss) on investments	414,246	579,050	149,908	(7,123)	(136,600)

Net increase (decrease) in net assets resulting from operations	$393,599	$ 593,026	$138,465	$(8,608)	$(162,330)

(1)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  151

Statements of Operations

	Invesco	Invesco	Invesco	Janus Aspen	Janus Aspen
	VI Comstock,	VI Mid Cap Gro,	VI Mid Cap Gro,	Enterprise,	Global
Period ended Dec. 31, 2012 (continued)	Ser II	Ser I(1)	Ser II(1)	Serv	Tech, Serv

Investment income

Dividend income	$ 150,580	$ —	$ —	$ —	$ —
Variable account expenses	89,231	2,755	8,148	5,465	6,926

Investment income (loss) — net	61,349	(2,755)	(8,148)	(5,465)	(6,926)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,193,962	129,378	173,304	46,146	380,798
Cost of investments sold	2,087,619	136,650	184,731	33,878	296,332

Net realized gain (loss) on sales of investments	106,343	(7,272)	(11,427)	12,268	84,466
Distributions from capital gains	—	148	425	—	—
Net change in unrealized appreciation or depreciation of investments	1,502,162	(7,086)	(21,916)	85,665	65,132

Net gain (loss) on investments	1,608,505	(14,210)	(32,918)	97,933	149,598

Net increase (decrease) in net assets resulting from operations	$1,669,854	$(16,965)	$(41,066)	$92,468	$142,672

(1) For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var	MFS
	Janus,	Gbl Alloc Mod,	Overseas,	Sm Cap Gro,	Inv Gro Stock,
Period ended Dec. 31, 2012 (continued)	Serv	Serv(1)	Serv	Cl I	Serv Cl

Investment income

Dividend income	$ 23,362	$24	$ 24,100	$ 3,004	$ 9,008
Variable account expenses	50,309	6	35,123	7,241	36,305

Investment income (loss) — net	(26,947)	18	(11,023)	(4,237)	(27,297)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,017,528	6	1,627,355	103,088	1,121,086
Cost of investments sold	1,734,592	6	1,607,379	82,119	902,197

Net realized gain (loss) on sales of investments	282,936	—	19,976	20,969	218,889
Distributions from capital gains	92,810	17	438,735	35,219	198,524
Net change in unrealized appreciation or depreciation of investments	576,585	33	53,801	70,947	211,472

Net gain (loss) on investments	952,331	50	512,512	127,135	628,885

Net increase (decrease) in net assets resulting from operations	$ 925,384	$68	$ 501,489	$122,898	$ 601,588

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

			MS UIF
	MFS	MFS	Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

Investment income

Dividend income	$ —	$ 609,561	$ 14,276	$ —	$ 12,484
Variable account expenses	24,115	87,257	23,971	23,193	13,937

Investment income (loss) — net	(24,115)	522,304	(9,695)	(23,193)	(1,453)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,124,319	2,432,323	889,058	925,187	461,852
Cost of investments sold	1,029,470	2,224,619	862,932	895,931	506,468

Net realized gain (loss) on sales of investments	94,849	207,704	26,126	29,256	(44,616)
Distributions from capital gains	268,382	—	—	295,291	—
Net change in unrealized appreciation or depreciation of investments	213,830	368,692	668,671	(124,955)	288,107

Net gain (loss) on investments	577,061	576,396	694,797	199,592	243,491

Net increase (decrease) in net assets resulting from operations	$ 552,946	$1,098,700	$685,102	$176,399	$242,038

See accompanying notes to financial statements.

 152  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

				Oppen
	NB AMT	Oppen	Oppen Global	Main St	Oppen
	Soc Responsive,	Global	Strategic Inc VA,	Sm Cap VA,	Eq Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl S	VA, Serv	Srv	Serv	Serv

Investment income

Dividend income	$ 496	$ 120,259	$2,227,058	$ 6,822	$ 11,099
Variable account expenses	4,499	57,341	365,393	18,619	9,213

Investment income (loss) — net	(4,003)	62,918	1,861,665	(11,797)	1,886

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	17,622	1,526,701	8,940,127	389,798	68,789
Cost of investments sold	16,624	1,535,330	8,340,042	336,867	68,307

Net realized gain (loss) on sales of investments	998	(8,629)	600,085	52,931	482
Distributions from capital gains	—	—	428,854	—	—
Net change in unrealized appreciation or depreciation of investments	43,514	1,061,835	1,656,752	273,000	108,384

Net gain (loss) on investments	44,512	1,053,206	2,685,691	325,931	108,866

Net increase (decrease) in net assets resulting from operations	$40,509	$1,116,124	$4,547,356	$314,134	$110,752

			Put VT
	PIMCO	PIMCO VIT	Global	Put VT	Put VT
	VIT All Asset,	Glb Multi-Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Period ended Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl(1)	Cl IB	Cl IB	Cl IA

Investment income

Dividend income	$1,014,056	$1,632	$ 14,849	$ 28,940	$ 25,024
Variable account expenses	192,145	521	9,964	10,848	62,696

Investment income (loss) — net	821,911	1,111	4,885	18,092	(37,672)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,336,416	753	297,145	557,330	664,890
Cost of investments sold	3,321,987	732	288,469	678,825	730,372

Net realized gain (loss) on sales of investments	14,429	21	8,676	(121,495)	(65,482)
Distributions from capital gains	—	408	95,804	—	—
Net change in unrealized appreciation or depreciation of investments	1,768,293	3,657	110,700	355,781	823,794

Net gain (loss) on investments	1,782,722	4,086	215,180	234,286	758,312

Net increase (decrease) in net assets resulting from operations	$2,604,633	$5,197	$220,065	$252,378	$720,640

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$ 2,023	$ —	$ 10,536	$ —	$ —
Variable account expenses	7,011	7,705	10,641	367,523	850,533

Investment income (loss) — net	(4,988)	(7,705)	(105)	(367,523)	(850,533)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	285,106	148,597	203,211	5,654,356	19,506,623
Cost of investments sold	237,029	129,923	274,348	5,279,203	16,353,234

Net realized gain (loss) on sales of investments	48,077	18,674	(71,137)	375,153	3,153,389
Distributions from capital gains	—	18,664	—	—	—
Net change in unrealized appreciation or depreciation of investments	87,152	29,784	353,410	4,131,260	8,479,305

Net gain (loss) on investments	135,229	67,122	282,273	4,506,413	11,632,694

Net increase (decrease) in net assets resulting from operations	$130,241	$ 59,417	$282,168	$4,138,890	$10,782,161

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  153

Statements of Operations

			VP BR	VP BR	VP Col
	VP AC	VP AC	Gl Infl	Gl Infl	Wanger
	Div Bond,	Gro,	Prot Sec,	Prot Sec,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 4,242	$ —	$17,565	$ 831,256	$ 3,399
Variable account expenses	1,952	581	3,719	171,748	2,686

Investment income (loss) — net	2,290	(581)	13,846	659,508	713

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	16,253	14,348	20,493	4,389,394	16,348
Cost of investments sold	15,363	13,271	20,618	4,348,967	16,476

Net realized gain (loss) on sales of investments	890	1,077	(125)	40,427	(128)
Distributions from capital gains	1,429	—	4,968	233,752	3,234
Net change in unrealized appreciation or depreciation of investments	2,328	5,436	(860)	(62,589)	46,995

Net gain (loss) on investments	4,647	6,513	3,983	211,590	50,101

Net increase (decrease) in net assets resulting from operations	$ 6,937	$ 5,932	$17,829	$ 871,098	$50,814

					VP EV
	VP Col	VP	VP	VP DFA	Floating
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Rate Inc,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ 2,728	$23,605
Variable account expenses	1,495	601,266	1,207,615	1,309	5,227

Investment income (loss) — net	(1,495)	(601,266)	(1,207,615)	1,419	18,378

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	21,177	11,496,767	37,053,761	10,286	52,648
Cost of investments sold	18,418	10,844,677	33,876,226	11,715	52,502

Net realized gain (loss) on sales of investments	2,759	652,090	3,177,535	(1,429)	146
Distributions from capital gains	—	—	—	—	4,099
Net change in unrealized appreciation or depreciation of investments	24,231	3,281,820	5,634,948	22,140	5,872

Net gain (loss) on investments	26,990	3,933,910	8,812,483	20,711	10,117

Net increase (decrease) in net assets resulting from operations	$25,495	$ 3,332,644	$ 7,604,868	$22,130	$28,495

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$2,197	$ 5,714	$ —	$ —	$ —
Variable account expenses	1,950	2,798	1,799	1,490	1,503

Investment income (loss) — net	247	2,916	(1,799)	(1,490)	(1,503)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	26,111	22,165	4,779	17,882	15,420
Cost of investments sold	26,563	21,132	4,568	16,382	13,742

Net realized gain (loss) on sales of investments	(452)	1,033	211	1,500	1,678
Distributions from capital gains	3,782	639	—	—	—
Net change in unrealized appreciation or depreciation of investments	22,938	2,397	17,518	14,283	19,860

Net gain (loss) on investments	26,268	4,069	17,729	15,783	21,538

Net increase (decrease) in net assets resulting from operations	$26,515	$ 6,985	$15,930	$14,293	$20,035

See accompanying notes to financial statements.

 154  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Operations

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	3,351,465	7,374,036	1,647,970	3,638,422	1,053,613

Investment income (loss) — net	(3,351,465)	(7,374,036)	(1,647,970)	(3,638,422)	(1,053,613)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	21,951,604	83,606,878	18,982,648	69,035,763	11,935,795
Cost of investments sold	20,466,580	70,960,366	17,707,632	58,055,158	11,235,565

Net realized gain (loss) on sales of investments	1,485,024	12,646,512	1,275,016	10,980,605	700,230
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	30,560,361	65,956,341	17,151,194	33,969,214	7,455,780

Net gain (loss) on investments	32,045,385	78,602,853	18,426,210	44,949,819	8,156,010

Net increase (decrease) in net assets resulting from operations	$28,693,920	$71,228,817	$16,778,240	$41,311,397	$7,102,397

		VP MS		VP Nuveen
	VP Mod	Global	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ 220	$ —	$ —	$ —
Variable account expenses	2,160,655	1,971	2,126	493	754

Investment income (loss) — net	(2,160,655)	(1,751)	(2,126)	(493)	(754)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	33,722,578	11,219	7,440	3,996	10,013
Cost of investments sold	29,476,000	10,604	6,910	3,766	9,814

Net realized gain (loss) on sales of investments	4,246,578	615	530	230	199
Distributions from capital gains	—	3,469	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,744,097	45,149	24,374	5,812	5,382

Net gain (loss) on investments	18,990,675	49,233	24,904	6,042	5,581

Net increase (decrease) in net assets resulting from operations	$16,830,020	$47,482	$22,778	$5,549	$4,827

			VP PIMCO
	VP Ptnrs	VP Ptnrs	Mortgage	VP Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ —	$ 1,367	$ 632	$ —
Variable account expenses	1,246	80,463	827	322	993

Investment income (loss) — net	(1,246)	(80,463)	540	310	(993)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	6,244	2,699,962	5,369	6,292	17,847
Cost of investments sold	5,864	2,229,033	5,317	6,852	17,623

Net realized gain (loss) on sales of investments	380	470,929	52	(560)	224
Distributions from capital gains	—	—	1,376	551	—
Net change in unrealized appreciation or depreciation of investments	17,363	710,139	(1,303)	6,048	8,529

Net gain (loss) on investments	17,743	1,181,068	125	6,039	8,753

Net increase (decrease) in net assets resulting from operations	$16,497	$1,100,605	$ 665	$6,349	$ 7,760

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  155

Statements of Operations

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Intl

Investment income

Dividend income	$ —	$ —	$ —	$ 1,882	$ 202,134
Variable account expenses	35,126	2,125	4,743	2,112	154,305

Investment income (loss) — net	(35,126)	(2,125)	(4,743)	(230)	47,829

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,520,583	32,344	151,423	32,266	4,377,930
Cost of investments sold	1,279,206	31,172	125,307	31,872	3,823,049

Net realized gain (loss) on sales of investments	241,377	1,172	26,116	394	554,881
Distributions from capital gains	—	—	—	1,403	1,599,597
Net change in unrealized appreciation or depreciation of investments	186,601	27,485	53,639	(224)	1,026,958

Net gain (loss) on investments	427,978	28,657	79,755	1,573	3,181,436

Net increase (decrease) in net assets resulting from operations	$ 392,852	$26,532	$ 75,012	$ 1,343	$3,229,265

		WF Adv VT
		Index Asset	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 67,440	$ 36,555	$ 39,584	$ 3,789	$ —
Variable account expenses	200,378	21,314	27,194	37,194	39,461

Investment income (loss) — net	(132,938)	15,241	12,390	(33,405)	(39,461)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,493,419	453,364	998,185	1,298,883	1,265,436
Cost of investments sold	4,814,687	425,281	957,966	1,193,729	1,115,376

Net realized gain (loss) on sales of investments	678,732	28,083	40,219	105,154	150,060
Distributions from capital gains	1,109,291	—	197,401	1,390	202,259
Net change in unrealized appreciation or depreciation of investments	2,286,500	250,941	107,867	499,945	(7,548)

Net gain (loss) on investments	4,074,523	279,024	345,487	606,489	344,771

Net increase (decrease) in net assets resulting from operations	$3,941,585	$294,265	$357,877	$ 573,084	$ 305,310

See accompanying notes to financial statements.

 156  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(12,362)	$27,986	$51,434	$(2,864)	$194
Net realized gain (loss) on sales of investments	(16,851)	(71,654)	(1,059,789)	9,452	2,721
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	187,279	1,015,423	2,528,844	33,914	82,795

Net increase (decrease) in net assets resulting from operations	158,066	971,755	1,520,489	40,502	85,710

Contract transactions

Contract purchase payments	39,637	147,282	305,706	13,850	9,550
Net transfers(1)	(106,956)	(80,818)	(1,432,648)	135,317	(80,025)
Transfers for policy loans	638	(9,558)	5,790	495	315
Adjustments to net assets allocated to contracts in payment period	—	—	(3,663)	—	—
Contract charges	(1,815)	(4,242)	(16,375)	(189)	(201)
Contract terminations:
Surrender benefits	(90,296)	(1,304,794)	(1,426,183)	(11,592)	(33,667)
Death benefits	(47,236)	(70,183)	(104,743)	—	—

Increase (decrease) from contract transactions	(206,028)	(1,322,313)	(2,672,116)	137,881	(104,028)

Net assets at beginning of year	1,361,841	6,434,307	12,694,888	200,480	489,031

Net assets at end of year	$1,313,879	$6,083,749	$11,543,261	$378,863	$470,713

Accumulation unit activity

Units outstanding at beginning of year	1,354,846	5,754,848	11,102,102	183,232	573,700
Contract purchase payments	36,856	116,415	281,718	10,597	10,144
Net transfers(1)	(100,290)	(52,313)	(1,206,849)	115,947	(86,086)
Transfers for policy loans	547	(7,136)	2,115	405	335
Contract charges	(1,671)	(3,451)	(13,309)	(152)	(213)
Contract terminations:
Surrender benefits	(85,735)	(1,053,951)	(1,094,983)	(9,174)	(38,598)
Death benefits	(43,161)	(60,350)	(95,651)	—	—

Units outstanding at end of year	1,161,392	4,694,062	8,975,143	300,855	459,282

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  157

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$(3,036)	$42,010	$(22,608)	$10,815	$132,010
Net realized gain (loss) on sales of investments	14,279	113,651	53,133	(14,486)	(159,672)
Distributions from capital gains	—	239,691	—	—	—
Net change in unrealized appreciation or depreciation of investments	352,428	221,766	257,482	132,809	1,911,476

Net increase (decrease) in net assets resulting from operations	363,671	617,118	288,007	129,138	1,883,814

Contract transactions

Contract purchase payments	27,901	58,884	16,778	21,490	378,986
Net transfers(1)	(99,910)	31,960	45,036	(29,370)	78,326
Transfers for policy loans	1,188	948	322	—	1,876
Adjustments to net assets allocated to contracts in payment period	(161)	—	—	—	(3,486)
Contract charges	(892)	(3,041)	(1,948)	(510)	(7,794)
Contract terminations:
Surrender benefits	(192,471)	(497,371)	(141,422)	(108,110)	(1,997,841)
Death benefits	(742)	(24,073)	(7,928)	(6,323)	(77,287)

Increase (decrease) from contract transactions	(265,087)	(432,693)	(89,162)	(122,823)	(1,627,220)

Net assets at beginning of year	1,967,757	4,171,762	2,273,204	1,008,538	14,195,525

Net assets at end of year	$2,066,341	$4,356,187	$2,472,049	$1,014,853	$14,452,119

Accumulation unit activity

Units outstanding at beginning of year	1,634,753	3,660,919	2,070,769	567,744	10,663,280
Contract purchase payments	21,463	45,205	13,888	11,091	297,299
Net transfers(1)	(74,375)	56,791	34,935	(15,892)	173,387
Transfers for policy loans	933	842	252	—	1,275
Contract charges	(672)	(2,450)	(1,609)	(267)	(5,480)
Contract terminations:
Surrender benefits	(150,748)	(432,474)	(117,412)	(56,994)	(1,330,256)
Death benefits	(599)	(18,364)	(6,390)	(3,282)	(58,695)

Units outstanding at end of year	1,430,755	3,310,469	1,994,433	502,400	9,740,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 158  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	BlackRock	Calvert	Col VP	Col VP	Col VP
	Global Alloc,	VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,
Period ended Dec. 31, 2012 (continued)	Cl III(2)	Bal	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$6,503	$5,455	$(106,734)	$(4,111)	$(209,518)
Net realized gain (loss) on sales of investments	158	13,975	191,733	3	2,136
Distributions from capital gains	1,834	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,737	135,648	1,110,958	—	(2,142)

Net increase (decrease) in net assets resulting from operations	16,232	155,078	1,195,957	(4,108)	(209,524)

Contract transactions

Contract purchase payments	55,660	34,800	239,504	346,339	1,119,611
Net transfers(1)	496,846	668	(185,683)	(964,404)	(1,892,599)
Transfers for policy loans	—	2,157	13,619	—	(10,610)
Adjustments to net assets allocated to contracts in payment period	—	—	(20,643)	—	(3,585)
Contract charges	(59)	(973)	(7,689)	(51)	(16,699)
Contract terminations:
Surrender benefits	(1,251)	(210,390)	(975,720)	(12,518)	(5,317,246)
Death benefits	—	(50,055)	(293,566)	—	(385,423)

Increase (decrease) from contract transactions	551,196	(223,793)	(1,230,178)	(630,634)	(6,506,551)

Net assets at beginning of year	—	1,669,430	9,600,253	973,640	26,433,437

Net assets at end of year	$567,428	$1,600,715	$9,566,032	$338,898	$19,717,362

Accumulation unit activity

Units outstanding at beginning of year	—	1,560,050	6,971,397	975,775	23,583,252
Contract purchase payments	54,762	27,928	178,503	346,327	1,027,372
Net transfers(1)	496,930	190	(141,565)	(983,700)	(1,702,434)
Transfers for policy loans	—	1,873	8,133	—	(14,442)
Contract charges	(59)	(828)	(5,127)	(53)	(14,921)
Contract terminations:
Surrender benefits	(627)	(183,008)	(681,465)	(6,639)	(4,771,075)
Death benefits	—	(45,950)	(201,801)	—	(349,624)

Units outstanding at end of year	551,006	1,360,255	6,128,075	331,710	17,758,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  159

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$20,230	$1,590,653	$(2,929)	$(366,649)	$(1,399)
Net realized gain (loss) on sales of investments	986	689,651	479	1,362,520	(3,919)
Distributions from capital gains	18,471	1,403,137	—	—	4,461
Net change in unrealized appreciation or depreciation of investments	2,845	(216,914)	28,485	3,802,596	42,384

Net increase (decrease) in net assets resulting from operations	42,532	3,466,527	26,035	4,798,467	41,527

Contract transactions

Contract purchase payments	496,811	813,998	251,995	696,772	59,476
Net transfers(1)	(15,259)	1,042,967	1,748	(3,982,019)	(4,272)
Transfers for policy loans	(5,000)	10,523	—	37,439	—
Adjustments to net assets allocated to contracts in payment period	—	(22,668)	—	(22,102)	—
Contract charges	(145)	(66,361)	(24)	(33,056)	(38)
Contract terminations:
Surrender benefits	(11,241)	(6,354,204)	(4,396)	(5,019,637)	(4,055)
Death benefits	(26,490)	(767,017)	—	(536,830)	—

Increase (decrease) from contract transactions	438,676	(5,342,762)	249,323	(8,859,433)	51,111

Net assets at beginning of year	510,970	55,557,809	149,612	39,786,779	168,940

Net assets at end of year	$992,178	$53,681,574	$424,970	$35,725,813	$261,578

Accumulation unit activity

Units outstanding at beginning of year	476,496	36,530,727	131,948	27,637,374	177,121
Contract purchase payments	446,453	528,075	203,428	439,080	60,705
Net transfers(1)	(13,812)	683,615	1,312	(2,729,046)	(3,967)
Transfers for policy loans	(4,447)	6,237	—	23,792	—
Contract charges	(129)	(42,844)	(19)	(22,960)	(36)
Contract terminations:
Surrender benefits	(9,797)	(3,930,066)	(3,446)	(3,086,441)	(3,591)
Death benefits	(23,406)	(469,827)	—	(365,701)	—

Units outstanding at end of year	871,358	33,305,917	333,223	21,896,098	230,232

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 160  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield Bond,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(96,888)	$6,891	$309,166	$366,314	$21,450
Net realized gain (loss) on sales of investments	429,796	784	258,169	51,842	429
Distributions from capital gains	347,955	2,581	93,795	—	—
Net change in unrealized appreciation or depreciation of investments	2,128,901	14,385	279,051	424,360	26,963

Net increase (decrease) in net assets resulting from operations	2,809,764	24,641	940,181	842,516	48,842

Contract transactions

Contract purchase payments	315,226	131,861	197,792	105,153	318,266
Net transfers(1)	(1,301,167)	(41,125)	(268,303)	(1,073,956)	73,524
Transfers for policy loans	20,651	—	10,925	(2,179)	—
Adjustments to net assets allocated to contracts in payment period	(4,013)	—	(2,756)	—	—
Contract charges	(19,601)	(67)	(20,757)	(7,905)	(66)
Contract terminations:
Surrender benefits	(1,920,601)	(5,739)	(2,171,151)	(469,445)	(3,887)
Death benefits	(128,255)	(10,564)	(103,185)	(30,009)	(5,329)

Increase (decrease) from contract transactions	(3,037,760)	74,366	(2,357,435)	(1,478,341)	382,508

Net assets at beginning of year	15,926,774	414,131	18,899,268	6,663,034	215,285

Net assets at end of year	$15,698,778	$513,138	$17,482,014	$6,027,209	$646,635

Accumulation unit activity

Units outstanding at beginning of year	8,540,892	384,140	11,174,246	4,960,445	190,567
Contract purchase payments	170,590	120,418	114,278	73,286	257,001
Net transfers(1)	(730,831)	(37,466)	(158,320)	(745,574)	60,631
Transfers for policy loans	10,763	—	5,741	(1,476)	—
Contract charges	(9,463)	(60)	(12,233)	(5,353)	(55)
Contract terminations:
Surrender benefits	(825,847)	(5,057)	(1,197,527)	(320,072)	(3,074)
Death benefits	(76,750)	(9,435)	(62,427)	(22,100)	(4,266)

Units outstanding at end of year	7,079,354	452,540	9,863,758	3,939,156	500,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  161

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$1,324,107	$20,469	$688,845	$837	$26,193
Net realized gain (loss) on sales of investments	293,224	(78)	109,826	(228)	(16,365)
Distributions from capital gains	—	7,729	248,490	—	—
Net change in unrealized appreciation or depreciation of investments	1,206,982	20,438	515,144	22,371	932,995

Net increase (decrease) in net assets resulting from operations	2,824,313	48,558	1,562,305	22,980	942,823

Contract transactions

Contract purchase payments	231,392	76,272	106,928	15,890	149,518
Net transfers(1)	(183,935)	2,123	328,566	3,043	(580,566)
Transfers for policy loans	11,922	—	5,055	—	14,644
Adjustments to net assets allocated to contracts in payment period	(10,601)	—	(1,821)	—	(5,791)
Contract charges	(11,121)	(45)	(19,852)	(21)	(3,638)
Contract terminations:
Surrender benefits	(2,532,469)	(1,268)	(1,370,588)	(6,196)	(929,698)
Death benefits	(151,953)	(5,328)	(27,115)	—	(62,223)

Increase (decrease) from contract transactions	(2,646,765)	71,754	(978,827)	12,716	(1,417,754)

Net assets at beginning of year	20,519,764	308,206	11,617,229	131,848	6,586,833

Net assets at end of year	$20,697,312	$428,518	$12,200,707	$167,544	$6,111,902

Accumulation unit activity

Units outstanding at beginning of year	11,018,299	273,252	7,832,176	126,867	6,258,353
Contract purchase payments	124,384	63,996	67,562	13,863	129,947
Net transfers(1)	(55,984)	3,544	219,951	3,008	(579,666)
Transfers for policy loans	6,174	—	3,158	—	12,956
Contract charges	(5,630)	(37)	(12,392)	(19)	(3,165)
Contract terminations:
Surrender benefits	(1,251,880)	(884)	(858,170)	(5,430)	(854,195)
Death benefits	(76,232)	(4,295)	(17,142)	—	(48,855)

Units outstanding at end of year	9,759,131	335,576	7,235,143	138,289	4,915,375

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 162  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

					Col VP
	Col VP	Col VP	Col VP	Col VP	Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(16)	$(35,693)	$(15)	$(220,043)	$1,934
Net realized gain (loss) on sales of investments	—	117,407	8	60,572	517
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50	627,505	15	2,703,610	4,996

Net increase (decrease) in net assets resulting from operations	34	709,219	8	2,544,139	7,447

Contract transactions

Contract purchase payments	47,932	88,294	144	385,029	84,643
Net transfers(1)	—	(248,820)	2,328	(699,184)	101,580
Transfers for policy loans	—	17,344	—	37,904	—
Adjustments to net assets allocated to contracts in payment period	—	(1,823)	—	(24,990)	—
Contract charges	(2)	(5,726)	(2)	(40,693)	(38)
Contract terminations:
Surrender benefits	—	(335,510)	—	(2,347,025)	(1,003)
Death benefits	—	(51,680)	—	(166,419)	(10,586)

Increase (decrease) from contract transactions	47,930	(537,921)	2,470	(2,855,378)	174,596

Net assets at beginning of year	232	3,902,179	419	20,556,516	128,998

Net assets at end of year	$48,196	$4,073,477	$2,897	$20,245,277	$311,041

Accumulation unit activity

Units outstanding at beginning of year	94	6,775,006	229	20,463,879	125,941
Contract purchase payments	34,921	124,189	73	363,604	80,207
Net transfers(1)	—	(489,911)	1,614	(679,321)	94,627
Transfers for policy loans	—	29,105	—	31,471	—
Contract charges	(1)	(8,527)	(1)	(38,808)	(36)
Contract terminations:
Surrender benefits	—	(511,297)	—	(2,207,651)	(798)
Death benefits	—	(58,953)	—	(142,236)	(9,941)

Units outstanding at end of year	35,014	5,859,612	1,915	17,790,938	290,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  163

Statements of Changes in Net Assets

	Col VP		Col VP	Col VP	Col VP
	Man Vol	Col VP	Marsico	Mid Cap	Mid Cap
	Mod Gro,	Marsico Gro,	Intl Opp,	Gro Opp,	Gro Opp,
Period ended Dec. 31, 2012 (continued)	Cl 2(2)	Cl 1	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(516,597)	$(28,071)	$324	$(195)	$(43,097)
Net realized gain (loss) on sales of investments	9,850	938,254	(153,363)	(38)	136,191
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,620,753	444,199	515,408	2,065	301,742

Net increase (decrease) in net assets resulting from operations	3,114,006	1,354,382	362,369	1,832	394,836

Contract transactions

Contract purchase payments	141,163,700	210,775	76,261	21,195	135,137
Net transfers(1)	7,835,952	(2,254,868)	(335,843)	(192)	(193,724)
Transfers for policy loans	—	3,256	1,896	—	10,823
Adjustments to net assets allocated to contracts in payment period	—	—	(705)	—	(4,451)
Contract charges	—	(16,563)	(1,728)	(9)	(2,781)
Contract terminations:
Surrender benefits	(59,437)	(1,243,780)	(213,830)	(56)	(458,415)
Death benefits	—	(89,645)	(20,558)	—	(43,034)

Increase (decrease) from contract transactions	148,940,215	(3,390,825)	(494,507)	20,938	(556,445)

Net assets at beginning of year	—	12,227,210	2,391,401	18,536	3,932,995

Net assets at end of year	$152,054,221	$10,190,767	$2,259,263	$41,306	$3,771,386

Accumulation unit activity

Units outstanding at beginning of year	—	11,321,827	2,737,610	17,273	3,564,218
Contract purchase payments	141,297,653	176,891	79,725	18,035	103,531
Net transfers(1)	7,791,794	(1,858,307)	(356,111)	(171)	(134,417)
Transfers for policy loans	—	2,791	1,979	—	12,436
Contract charges	—	(13,659)	(1,843)	(8)	(2,341)
Contract terminations:
Surrender benefits	(58,850)	(1,071,108)	(232,716)	(48)	(380,021)
Death benefits	—	(74,472)	(21,452)	—	(40,047)

Units outstanding at end of year	149,030,597	8,483,963	2,207,192	35,081	3,123,359

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 164  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP
	Mid Cap	Mid Cap	Col VP	Col VP Select	Col VP Select
	Val Opp,	Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(924)	$(32,065)	$(59,490)	$(181)	$(8,564)
Net realized gain (loss) on sales of investments	218	29,192	316,573	116	19,676
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	15,406	579,503	632,799	2,909	136,114

Net increase (decrease) in net assets resulting from operations	14,700	576,630	889,882	2,844	147,226

Contract transactions

Contract purchase payments	13,691	72,666	493,141	40	13,840
Net transfers(1)	(1,840)	(433,186)	(489,413)	(471)	104,594
Transfers for policy loans	—	701	(12,460)	—	136
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(15)	(3,780)	(3,523)	(12)	(472)
Contract terminations:
Surrender benefits	(224)	(369,399)	(616,636)	—	(99,858)
Death benefits	—	(14,372)	(34,318)	—	—

Increase (decrease) from contract transactions	11,612	(747,370)	(663,209)	(443)	18,240

Net assets at beginning of year	82,080	3,596,340	6,516,253	17,226	849,402

Net assets at end of year	$108,392	$3,425,600	$6,742,926	$19,627	$1,014,868

Accumulation unit activity

Units outstanding at beginning of year	71,650	3,110,815	6,611,268	14,641	803,542
Contract purchase payments	10,720	58,328	393,575	—	12,230
Net transfers(1)	(1,459)	(343,331)	(428,788)	(408)	86,798
Transfers for policy loans	—	518	(11,494)	—	120
Contract charges	(12)	(2,943)	(3,271)	(9)	(410)
Contract terminations:
Surrender benefits	(176)	(290,448)	(567,238)	—	(83,871)
Death benefits	—	(11,529)	(27,617)	—	—

Units outstanding at end of year	80,723	2,521,410	5,966,435	14,224	818,409

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  165

Statements of Changes in Net Assets

	Col VP Select	Col VP Select	Col VP	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	US Govt Mtge,	US Govt Mtge,	Strategic Inc,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(491)	$(18,367)	$(342)	$6,388	$13,778
Net realized gain (loss) on sales of investments	363	19,677	89	87,346	500
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,702	316,600	1,676	6,342	21,257

Net increase (decrease) in net assets resulting from operations	7,574	317,910	1,423	100,076	35,535

Contract transactions

Contract purchase payments	2,050	27,389	96,600	224,179	128,145
Net transfers(1)	(4,965)	(69,429)	16,463	(799,610)	82,101
Transfers for policy loans	—	317	—	11,851	—
Adjustments to net assets allocated to contracts in payment period	—	(804)	—	(7,059)	—
Contract charges	(22)	(1,465)	(24)	(9,054)	(79)
Contract terminations:
Surrender benefits	(81)	(239,097)	(10,777)	(2,261,762)	(780)
Death benefits	—	(12,762)	—	(355,280)	—

Increase (decrease) from contract transactions	(3,018)	(295,851)	102,262	(3,196,735)	209,387

Net assets at beginning of year	46,341	2,000,585	204,563	15,459,722	226,877

Net assets at end of year	$50,897	$2,022,644	$308,248	$12,363,063	$471,799

Accumulation unit activity

Units outstanding at beginning of year	40,158	1,526,425	203,120	12,542,910	239,007
Contract purchase payments	1,567	19,053	95,618	193,959	127,572
Net transfers(1)	(3,846)	(49,242)	16,378	(693,711)	82,797
Transfers for policy loans	—	251	—	9,867	—
Contract charges	(18)	(1,010)	(24)	(7,457)	(78)
Contract terminations:
Surrender benefits	(67)	(166,285)	(10,617)	(1,824,042)	(698)
Death benefits	—	(8,308)	—	(297,470)	—

Units outstanding at end of year	37,794	1,320,884	304,475	9,924,056	448,600

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 166  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	Cl B(2)	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(28,311)	$(1,859)	$(978)	$358,058	$41,455
Net realized gain (loss) on sales of investments	(261,695)	(4,172)	148	56,324	80,922
Distributions from capital gains	—	—	—	127,624	—
Net change in unrealized appreciation or depreciation of investments	211,778	47,134	7,063	134,013	3,192,140

Net increase (decrease) in net assets resulting from operations	(78,228)	41,103	6,233	676,019	3,314,517

Contract transactions

Contract purchase payments	77,854	9,803	127,261	174,433	657,086
Net transfers(1)	(349,132)	(24,949)	179,438	419,591	(497,194)
Transfers for policy loans	1,022	90	10	1,916	11,787
Adjustments to net assets allocated to contracts in payment period	—	—	—	(657)	(7,511)
Contract charges	(2,145)	(152)	(10)	(11,504)	(16,243)
Contract terminations:
Surrender benefits	(447,117)	(5,024)	(2,109)	(1,404,028)	(2,571,095)
Death benefits	(23,958)	(1,039)	—	(45,083)	(124,006)

Increase (decrease) from contract transactions	(743,476)	(21,271)	304,590	(865,332)	(2,547,176)

Net assets at beginning of year	3,530,986	202,503	—	11,212,558	22,615,089

Net assets at end of year	$2,709,282	$222,335	$310,823	$11,023,245	$23,382,430

Accumulation unit activity

Units outstanding at beginning of year	3,993,682	232,749	—	9,557,026	21,427,314
Contract purchase payments	88,747	10,404	129,152	144,465	558,934
Net transfers(1)	(391,311)	(26,441)	182,503	344,882	(411,496)
Transfers for policy loans	1,197	94	11	1,524	10,783
Contract charges	(2,427)	(160)	(10)	(9,419)	(13,752)
Contract terminations:
Surrender benefits	(505,691)	(5,372)	(1,499)	(1,155,687)	(2,260,066)
Death benefits	(27,184)	(1,028)	—	(37,514)	(105,118)

Units outstanding at end of year	3,157,013	210,246	310,157	8,845,277	19,206,599

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  167

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$17,756	$92,275	$(10,823)	$(141,172)	$3,712
Net realized gain (loss) on sales of investments	16,610	159,179	110,084	826,138	(19,557)
Distributions from capital gains	680	4,093	236,130	2,148,246	1,370
Net change in unrealized appreciation or depreciation of investments	195,524	1,160,757	69,308	754,328	91,101

Net increase (decrease) in net assets resulting from operations	230,570	1,416,304	404,699	3,587,540	76,626

Contract transactions

Contract purchase payments	26,123	139,728	32,360	479,043	12,860
Net transfers(1)	(35,266)	(407,256)	(198,863)	(1,855,661)	(52,797)
Transfers for policy loans	(3,529)	7,216	10,753	11,662	4,577
Adjustments to net assets allocated to contracts in payment period	(10,965)	(3,960)	(1,742)	(1,531)	—
Contract charges	(620)	(5,258)	(1,426)	(25,319)	(183)
Contract terminations:
Surrender benefits	(122,320)	(1,379,318)	(317,052)	(3,165,238)	(55,546)
Death benefits	(28,102)	(55,945)	—	(248,119)	—

Increase (decrease) from contract transactions	(174,679)	(1,704,793)	(475,970)	(4,805,163)	(91,089)

Net assets at beginning of year	1,370,430	8,795,918	3,064,167	28,051,746	438,319

Net assets at end of year	$1,426,321	$8,507,429	$2,992,896	$26,834,123	$423,856

Accumulation unit activity

Units outstanding at beginning of year	1,351,234	7,408,221	1,493,846	15,095,850	473,635
Contract purchase payments	23,208	104,041	14,264	272,271	12,405
Net transfers(1)	(33,845)	(304,382)	(88,717)	(784,450)	(54,020)
Transfers for policy loans	(2,910)	5,446	4,911	4,082	4,792
Contract charges	(558)	(3,980)	(641)	(13,037)	(177)
Contract terminations:
Surrender benefits	(108,086)	(1,060,785)	(140,802)	(1,425,102)	(53,867)
Death benefits	(23,978)	(40,971)	—	(130,184)	—

Units outstanding at end of year	1,205,065	6,107,590	1,282,861	13,019,430	382,768

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 168  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

		FTVIPT Frank		FTVIPT
	Fid VIP	Global	FTVIPT Frank	Mutual	GS VIT
	Overseas,	Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

Operations

Investment income (loss) — net	$33,699	$(66,989)	$(8,406)	$127,937	$25,188
Net realized gain (loss) on sales of investments	(279,693)	(504,671)	304,936	(44,248)	41,301
Distributions from capital gains	15,755	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,117,143	2,299,023	1,164,477	1,357,616	1,883,621

Net increase (decrease) in net assets resulting from operations	886,904	1,727,363	1,461,007	1,441,305	1,950,110

Contract transactions

Contract purchase payments	102,536	149,287	207,905	373,587	168,743
Net transfers(1)	(724,852)	411,966	(655,056)	(1,387,938)	(1,347,452)
Transfers for policy loans	4,261	3,275	3,199	2,972	5,544
Adjustments to net assets allocated to contracts in payment period	(224)	(1,118)	—	—	(2,686)
Contract charges	(2,714)	(5,880)	(4,683)	(7,282)	(13,123)
Contract terminations:
Surrender benefits	(576,267)	(721,018)	(922,320)	(1,345,929)	(1,749,877)
Death benefits	(3,865)	(59,853)	(39,525)	(77,003)	(153,150)

Increase (decrease) from contract transactions	(1,201,125)	(223,341)	(1,410,480)	(2,441,593)	(3,092,001)

Net assets at beginning of year	5,107,329	6,543,246	9,060,344	11,887,291	12,444,516

Net assets at end of year	$4,793,108	$8,047,268	$9,110,871	$10,887,003	$11,302,625

Accumulation unit activity

Units outstanding at beginning of year	4,581,825	5,014,219	5,109,753	9,771,889	5,483,286
Contract purchase payments	90,599	108,850	138,788	310,937	68,892
Net transfers(1)	(603,314)	363,847	(223,403)	(1,098,440)	(542,262)
Transfers for policy loans	3,661	1,925	1,549	3,042	2,193
Contract charges	(2,246)	(4,202)	(2,503)	(5,791)	(5,225)
Contract terminations:
Surrender benefits	(448,492)	(437,682)	(427,160)	(986,979)	(693,779)
Death benefits	(2,834)	(38,674)	(21,841)	(55,999)	(60,728)

Units outstanding at end of year	3,619,199	5,008,283	4,575,183	7,938,659	4,252,377

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  169

Statements of Changes in Net Assets

	GS VIT	GS VIT
	Structd	Structd	Invesco	Invesco	Invesco
	Sm Cap Eq,	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Div Divd,
Year ended Dec. 31, 2012 (continued)	Inst	Inst	Ser I	Ser I	Ser II

Operations

Investment income (loss) — net	$653	$53,191	$(25,346)	$8,672	$7,121
Net realized gain (loss) on sales of investments	3,549	30,421	271,802	22,163	1,427
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	26,319	735,976	707,051	111,312	128,071

Net increase (decrease) in net assets resulting from operations	30,521	819,588	953,507	142,147	136,619

Contract transactions

Contract purchase payments	6,919	81,779	143,015	19,122	15,044
Net transfers(1)	(16,317)	(330,172)	(308,941)	93,103	(80,543)
Transfers for policy loans	—	359	18,713	534	90
Adjustments to net assets allocated to contracts in payment period	—	(515)	(5,547)	—	—
Contract charges	(86)	(16,723)	(6,239)	(567)	(1,168)
Contract terminations:
Surrender benefits	(18,027)	(788,972)	(852,985)	(397,468)	(34,168)
Death benefits	—	(44,120)	(91,606)	(10,374)	(57,285)

Increase (decrease) from contract transactions	(27,511)	(1,098,364)	(1,103,590)	(295,650)	(158,030)

Net assets at beginning of year	273,236	6,314,043	7,934,245	911,996	879,225

Net assets at end of year	$276,246	$6,035,267	$7,784,162	$758,493	$857,814

Accumulation unit activity

Units outstanding at beginning of year	189,785	6,717,843	4,289,847	993,590	960,081
Contract purchase payments	4,379	77,479	72,090	19,163	15,125
Net transfers(1)	(10,576)	(324,685)	(151,783)	96,171	(81,135)
Transfers for policy loans	—	360	9,684	537	90
Contract charges	(55)	(15,473)	(3,159)	(558)	(1,159)
Contract terminations:
Surrender benefits	(11,862)	(764,187)	(432,315)	(396,298)	(34,008)
Death benefits	—	(44,210)	(46,358)	(10,480)	(60,165)

Units outstanding at end of year	171,671	5,647,127	3,738,006	702,125	798,829

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 170  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I(2)	Ser II(2)

Operations

Investment income (loss) — net	$(20,647)	$13,976	$(11,443)	$(1,485)	$(25,730)
Net realized gain (loss) on sales of investments	57,727	90,817	89,794	(988)	(33,854)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	356,519	488,233	60,114	(6,135)	(102,746)

Net increase (decrease) in net assets resulting from operations	393,599	593,026	138,465	(8,608)	(162,330)

Contract transactions

Contract purchase payments	28,004	76,886	18,782	4,768	17,998
Net transfers(1)	13,947	(785,421)	6,310	262,659	4,750,022
Transfers for policy loans	186	3,810	899	—	184
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	2,377
Contract charges	(2,252)	(6,680)	(3,257)	(93)	(17,799)
Contract terminations:
Surrender benefits	(161,555)	(428,401)	(172,036)	(11,420)	(454,572)
Death benefits	(78,095)	(12,936)	(14,700)	—	(17,227)

Increase (decrease) from contract transactions	(199,765)	(1,152,742)	(164,002)	255,914	4,280,983

Net assets at beginning of year	2,092,645	4,706,491	1,351,181	—	—

Net assets at end of year	$2,286,479	$4,146,775	$1,325,644	$247,306	$4,118,653

Accumulation unit activity

Units outstanding at beginning of year	1,881,523	3,906,339	1,522,152	—	—
Contract purchase payments	22,444	58,971	18,747	5,016	18,899
Net transfers(1)	11,698	(628,425)	8,390	262,544	4,747,231
Transfers for policy loans	144	2,797	978	—	193
Contract charges	(1,786)	(5,271)	(3,248)	(99)	(18,586)
Contract terminations:
Surrender benefits	(132,050)	(316,973)	(172,606)	(12,261)	(474,715)
Death benefits	(64,014)	(10,405)	(11,166)	—	(18,040)

Units outstanding at end of year	1,717,959	3,007,033	1,363,247	255,200	4,254,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  171

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Janus Aspen	Janus Aspen
	VI Comstock,	VI Mid Cap Gro,	VI Mid Cap Gro,	Enterprise,	Global
Period ended Dec. 31, 2012 (continued)	Ser II	Ser I(2)	Ser II(2)	Serv	Tech, Serv

Operations

Investment income (loss) — net	$61,349	$(2,755)	$(8,148)	$(5,465)	$(6,926)
Net realized gain (loss) on sales of investments	106,343	(7,272)	(11,427)	12,268	84,466
Distributions from capital gains	—	148	425	—	—
Net change in unrealized appreciation or depreciation of investments	1,502,162	(7,086)	(21,916)	85,665	65,132

Net increase (decrease) in net assets resulting from operations	1,669,854	(16,965)	(41,066)	92,468	142,672

Contract transactions

Contract purchase payments	130,855	3,492	8,594	13,596	19,653
Net transfers(1)	(1,120,679)	493,175	1,439,627	(7,445)	(150,209)
Transfers for policy loans	5,732	—	375	555	(3,409)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(920)	—
Contract charges	(30,288)	(143)	(402)	(342)	(343)
Contract terminations:
Surrender benefits	(767,823)	(47,540)	(44,977)	(21,947)	(113,052)
Death benefits	(32,493)	—	(7,080)	—	—

Increase (decrease) from contract transactions	(1,814,696)	448,984	1,396,137	(16,503)	(247,360)

Net assets at beginning of year	9,943,111	—	—	584,468	874,108

Net assets at end of year	$9,798,269	$432,019	$1,355,071	$660,433	$769,420

Accumulation unit activity

Units outstanding at beginning of year	9,426,869	—	—	850,709	1,627,752
Contract purchase payments	113,220	3,533	8,926	18,056	33,351
Net transfers(1)	(975,613)	487,882	1,433,546	(9,804)	(223,064)
Transfers for policy loans	5,018	—	395	916	(5,816)
Contract charges	(25,066)	(151)	(425)	(456)	(579)
Contract terminations:
Surrender benefits	(643,424)	(49,202)	(47,746)	(29,863)	(186,354)
Death benefits	(28,183)	—	(7,574)	—	—

Units outstanding at end of year	7,872,821	442,062	1,387,122	829,558	1,245,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 172  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var	MFS
	Janus,	Gbl Alloc Mod,	Overseas,	Sm Cap Gro,	Inv Gro Stock,
Period ended Dec. 31, 2012 (continued)	Serv	Serv(2)	Serv	Cl I	Serv Cl

Operations

Investment income (loss) — net	$(26,947)	$18	$(11,023)	$(4,237)	$(27,297)
Net realized gain (loss) on sales of investments	282,936	—	19,976	20,969	218,889
Distributions from capital gains	92,810	17	438,735	35,219	198,524
Net change in unrealized appreciation or depreciation of investments	576,585	33	53,801	70,947	211,472

Net increase (decrease) in net assets resulting from operations	925,384	68	501,489	122,898	601,588

Contract transactions

Contract purchase payments	77,585	1,425	48,793	21,474	55,510
Net transfers(1)	(1,188,126)	—	(563,746)	133,665	(155,210)
Transfers for policy loans	1,646	—	3,173	1,196	2,751
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(11,553)	—	(1,878)	(306)	(2,265)
Contract terminations:
Surrender benefits	(446,359)	—	(954,428)	(48,368)	(466,462)
Death benefits	(46,288)	—	(6,782)	—	(101,818)

Increase (decrease) from contract transactions	(1,613,095)	1,425	(1,474,868)	107,661	(667,494)

Net assets at beginning of year	5,853,300	—	4,637,110	622,458	4,046,829

Net assets at end of year	$5,165,589	$1,493	$3,663,731	$853,017	$3,980,923

Accumulation unit activity

Units outstanding at beginning of year	6,489,993	—	3,493,267	590,294	5,149,165
Contract purchase payments	76,192	—	34,544	18,123	63,000
Net transfers(1)	(1,180,360)	—	(376,459)	114,373	(190,467)
Transfers for policy loans	1,607	—	2,322	991	3,388
Contract charges	(11,331)	—	(1,331)	(257)	(2,517)
Contract terminations:
Surrender benefits	(445,400)	—	(663,152)	(39,835)	(576,140)
Death benefits	(45,777)	—	(5,514)	—	(119,365)

Units outstanding at end of year	4,884,924	—	2,483,677	683,689	4,327,064

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  173

Statements of Changes in Net Assets

			MS UIF
	MFS	MFS	Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

Operations

Investment income (loss) — net	$(24,115)	$522,304	$(9,695)	$(23,193)	$(1,453)
Net realized gain (loss) on sales of investments	94,849	207,704	26,126	29,256	(44,616)
Distributions from capital gains	268,382	—	—	295,291	—
Net change in unrealized appreciation or depreciation of investments	213,830	368,692	668,671	(124,955)	288,107

Net increase (decrease) in net assets resulting from operations	552,946	1,098,700	685,102	176,399	242,038

Contract transactions

Contract purchase payments	43,390	131,657	47,045	97,412	30,650
Net transfers(1)	(342,356)	(437,057)	(241,555)	(153,176)	(104,716)
Transfers for policy loans	3,694	896	1,416	699	754
Adjustments to net assets allocated to contracts in payment period	—	(1,744)	—	—	—
Contract charges	(1,920)	(6,620)	(3,457)	(2,166)	(3,313)
Contract terminations:
Surrender benefits	(652,028)	(1,229,591)	(283,635)	(367,227)	(98,341)
Death benefits	(5,478)	(72,749)	(22,227)	(19,850)	(5,040)

Increase (decrease) from contract transactions	(954,698)	(1,615,208)	(502,413)	(444,308)	(180,006)

Net assets at beginning of year	3,023,160	9,710,775	2,636,384	2,552,722	1,478,790

Net assets at end of year	$2,621,408	$9,194,267	$2,819,073	$2,284,813	$1,540,822

Accumulation unit activity

Units outstanding at beginning of year	2,719,112	5,023,051	2,818,496	2,045,709	1,771,562
Contract purchase payments	34,062	75,703	43,600	67,214	32,876
Net transfers(1)	(272,887)	(248,674)	(234,241)	(121,830)	(107,288)
Transfers for policy loans	3,758	407	1,324	535	831
Contract charges	(1,459)	(3,400)	(3,154)	(1,638)	(3,575)
Contract terminations:
Surrender benefits	(515,390)	(560,350)	(266,511)	(287,171)	(110,923)
Death benefits	(4,372)	(36,511)	(21,186)	(15,942)	(5,713)

Units outstanding at end of year	1,962,824	4,250,226	2,338,328	1,686,877	1,577,770

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 174  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

				Oppen
	NB AMT	Oppen	Oppen Global	Main St	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	Eq Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	Serv	Serv

Operations

Investment income (loss) — net	$(4,003)	$62,918	$1,861,665	$(11,797)	$1,886
Net realized gain (loss) on sales of investments	998	(8,629)	600,085	52,931	482
Distributions from capital gains	—	—	428,854	—	—
Net change in unrealized appreciation or depreciation of investments	43,514	1,061,835	1,656,752	273,000	108,384

Net increase (decrease) in net assets resulting from operations	40,509	1,116,124	4,547,356	314,134	110,752

Contract transactions

Contract purchase payments	45,297	211,799	403,963	76,611	1,180
Net transfers(1)	(1,205)	(529,870)	(1,235,068)	(127,750)	(18,125)
Transfers for policy loans	174	1,100	5,141	4,882	90
Adjustments to net assets allocated to contracts in payment period	—	—	(7,020)	—	—
Contract charges	(247)	(2,429)	(40,057)	(905)	(216)
Contract terminations:
Surrender benefits	(9,467)	(470,708)	(4,566,313)	(142,481)	(21,021)
Death benefits	—	(30,419)	(164,929)	(15,294)	(10,567)

Increase (decrease) from contract transactions	34,552	(820,527)	(5,604,283)	(204,937)	(48,659)

Net assets at beginning of year	419,104	6,020,382	39,888,346	1,948,797	938,349

Net assets at end of year	$494,165	$6,315,979	$38,831,419	$2,057,994	$1,000,442

Accumulation unit activity

Units outstanding at beginning of year	369,311	5,106,522	29,870,540	1,635,106	1,024,516
Contract purchase payments	36,402	179,918	285,704	60,882	1,212
Net transfers(1)	(1,194)	(444,182)	(880,069)	(99,037)	(18,484)
Transfers for policy loans	145	832	3,520	3,517	92
Contract charges	(208)	(1,908)	(27,830)	(683)	(222)
Contract terminations:
Surrender benefits	(7,916)	(353,158)	(3,184,206)	(104,212)	(21,127)
Death benefits	—	(24,507)	(116,966)	(12,366)	(11,050)

Units outstanding at end of year	396,540	4,463,517	25,950,693	1,483,207	974,937

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  175

Statements of Changes in Net Assets

			Put VT
	PIMCO VIT	PIMCO VIT	Global	Put VT	Put VT
	All Asset,	Glb Multi-Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Period ended Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl(2)	Cl IB	Cl IB	Cl IA

Operations

Investment income (loss) — net	$821,911	$1,111	$4,885	$18,092	$(37,672)
Net realized gain (loss) on sales of investments	14,429	21	8,676	(121,495)	(65,482)
Distributions from capital gains	—	408	95,804	—	—
Net change in unrealized appreciation or depreciation of investments	1,768,293	3,657	110,700	355,781	823,794

Net increase (decrease) in net assets resulting from operations	2,604,633	5,197	220,065	252,378	720,640

Contract transactions

Contract purchase payments	667,690	70,428	18,666	16,998	88,067
Net transfers(1)	1,745,749	34,322	(17,152)	(184,465)	(98,369)
Transfers for policy loans	(4,583)	—	766	195	34,091
Adjustments to net assets allocated to contracts in payment period	—	—	—	(282)	(1,116)
Contract charges	(18,683)	—	(802)	(1,047)	(5,671)
Contract terminations:
Surrender benefits	(1,644,995)	(232)	(165,960)	(221,040)	(463,627)
Death benefits	(87,779)	—	(35,387)	(46,717)	(28,777)

Increase (decrease) from contract transactions	657,399	104,518	(199,869)	(436,358)	(475,402)

Net assets at beginning of year	19,102,747	—	1,124,351	1,368,777	4,715,466

Net assets at end of year	$22,364,779	$109,715	$1,144,547	$1,184,797	$4,960,704

Accumulation unit activity

Units outstanding at beginning of year	15,080,804	—	977,733	1,233,194	3,746,288
Contract purchase payments	520,073	70,511	14,334	14,132	62,872
Net transfers(1)	1,266,030	34,857	(8,383)	(140,633)	(71,591)
Transfers for policy loans	(3,407)	—	609	179	24,766
Contract charges	(13,619)	—	(616)	(867)	(4,041)
Contract terminations:
Surrender benefits	(1,225,849)	—	(134,007)	(180,181)	(328,810)
Death benefits	(64,182)	—	(27,054)	(39,711)	(20,780)

Units outstanding at end of year	15,559,850	105,368	822,616	886,113	3,408,704

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 176  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(4,988)	$(7,705)	$(105)	$(367,523)	$(850,533)
Net realized gain (loss) on sales of investments	48,077	18,674	(71,137)	375,153	3,153,389
Distributions from capital gains	—	18,664	—	—	—
Net change in unrealized appreciation or depreciation of investments	87,152	29,784	353,410	4,131,260	8,479,305

Net increase (decrease) in net assets resulting from operations	130,241	59,417	282,168	4,138,890	10,782,161

Contract transactions

Contract purchase payments	12,357	10,163	12,522	3,717,479	1,800,621
Net transfers(1)	(8,453)	(43,289)	(82,613)	(1,059,141)	(10,018,348)
Transfers for policy loans	859	5,436	(614)	(77,594)	(18,665)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(738)	(334)	(569)	(265,274)	(555,120)
Contract terminations:
Surrender benefits	(236,516)	(85,535)	(93,725)	(376,516)	(6,086,948)
Death benefits	(5,807)	(794)	(5,665)	(103,995)	(169,471)

Increase (decrease) from contract transactions	(238,298)	(114,353)	(170,664)	1,834,959	(15,047,931)

Net assets at beginning of year	856,301	914,764	1,153,764	32,283,189	90,296,404

Net assets at end of year	$748,244	$859,828	$1,265,268	$38,257,038	$86,030,634

Accumulation unit activity

Units outstanding at beginning of year	804,247	368,805	712,463	29,998,953	83,697,672
Contract purchase payments	10,376	3,874	6,704	3,201,917	1,548,534
Net transfers(1)	(6,889)	(15,912)	(44,845)	(930,970)	(8,583,272)
Transfers for policy loans	726	2,193	(329)	(64,420)	(15,192)
Contract charges	(620)	(128)	(308)	(228,036)	(478,022)
Contract terminations:
Surrender benefits	(196,038)	(33,672)	(51,439)	(322,872)	(5,235,819)
Death benefits	(4,881)	(301)	(3,100)	(92,616)	(140,675)

Units outstanding at end of year	606,921	324,859	619,146	31,561,956	70,793,226

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  177

Statements of Changes in Net Assets

			VP BR	VP BR	VP Col
	VP AC	VP AC	Gl Infl	Gl Infl	Wanger
	Div Bond,	Gro,	Prot Sec,	Prot Sec,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$2,290	$(581)	$13,846	$659,508	$713
Net realized gain (loss) on sales of investments	890	1,077	(125)	40,427	(128)
Distributions from capital gains	1,429	—	4,968	233,752	3,234
Net change in unrealized appreciation or depreciation of investments	2,328	5,436	(860)	(62,589)	46,995

Net increase (decrease) in net assets resulting from operations	6,937	5,932	17,829	871,098	50,814

Contract transactions

Contract purchase payments	96,090	9,185	172,414	157,518	218,431
Net transfers(1)	(897)	(3,091)	(5,688)	54,385	2,606
Transfers for policy loans	—	—	—	2,452	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(18)	(6)	(65)	(35,337)	(21)
Contract terminations:
Surrender benefits	(5,861)	(354)	(3,670)	(2,171,146)	(1,070)
Death benefits	—	—	—	(159,935)	—

Increase (decrease) from contract transactions	89,314	5,734	162,991	(2,152,063)	219,946

Net assets at beginning of year	177,037	48,798	249,949	19,524,578	155,819

Net assets at end of year	$273,288	$60,464	$430,769	$18,243,613	$426,579

Accumulation unit activity

Units outstanding at beginning of year	165,992	41,054	225,453	14,976,499	150,407
Contract purchase payments	87,005	6,655	154,469	117,872	191,998
Net transfers(1)	(692)	(2,309)	(4,873)	51,217	2,131
Transfers for policy loans	—	—	—	1,828	—
Contract charges	(16)	(4)	(57)	(26,262)	(18)
Contract terminations:
Surrender benefits	(5,245)	(270)	(3,184)	(1,623,212)	(807)
Death benefits	—	—	—	(120,043)	—

Units outstanding at end of year	247,044	45,126	371,808	13,377,899	343,711

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 178  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

					VP EV
	VP Col	VP	VP	VP DFA	Floating
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Rate Inc,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(1,495)	$(601,266)	$(1,207,615)	$1,419	$18,378
Net realized gain (loss) on sales of investments	2,759	652,090	3,177,535	(1,429)	146
Distributions from capital gains	—	—	—	—	4,099
Net change in unrealized appreciation or depreciation of investments	24,231	3,281,820	5,634,948	22,140	5,872

Net increase (decrease) in net assets resulting from operations	25,495	3,332,644	7,604,868	22,130	28,495

Contract transactions

Contract purchase payments	39,904	6,873,656	886,388	20,531	144,914
Net transfers(1)	(11,913)	8,276,175	(877,512)	(2,464)	67,851
Transfers for policy loans	—	(9,000)	5,978	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(24)	(408,323)	(712,501)	(27)	(38)
Contract terminations:
Surrender benefits	(3,720)	(2,492,510)	(7,791,397)	(852)	(5,325)
Death benefits	—	(1,008,390)	(1,927,410)	—	(10,587)

Increase (decrease) from contract transactions	24,247	11,231,608	(10,416,454)	17,188	196,815

Net assets at beginning of year	132,870	49,349,783	129,269,461	112,613	399,213

Net assets at end of year	$182,612	$63,914,035	$126,457,875	$151,931	$624,523

Accumulation unit activity

Units outstanding at beginning of year	109,403	46,251,600	121,004,069	119,266	368,448
Contract purchase payments	29,035	6,314,686	801,024	23,056	131,101
Net transfers(1)	(8,596)	7,421,517	(992,307)	(2,191)	63,529
Transfers for policy loans	—	(8,108)	5,372	—	—
Contract charges	(18)	(366,761)	(642,710)	(27)	(35)
Contract terminations:
Surrender benefits	(2,674)	(2,217,317)	(7,003,979)	(729)	(2,795)
Death benefits	—	(903,044)	(1,740,620)	—	(9,577)

Units outstanding at end of year	127,150	56,492,573	111,430,849	139,375	550,671

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  179

Statements of Changes in Net Assets

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$247	$2,916	$(1,799)	$(1,490)	$(1,503)
Net realized gain (loss) on sales of investments	(452)	1,033	211	1,500	1,678
Distributions from capital gains	3,782	639	—	—	—
Net change in unrealized appreciation or depreciation of investments	22,938	2,397	17,518	14,283	19,860

Net increase (decrease) in net assets resulting from operations	26,515	6,985	15,930	14,293	20,035

Contract transactions

Contract purchase payments	16,316	18,761	48,505	12,514	5,923
Net transfers(1)	(15,554)	155,678	57,955	(2,865)	(2,124)
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(20)	(8)	(9)	(32)	(9)
Contract terminations:
Surrender benefits	(1,298)	(949)	(572)	(1,283)	(4,923)
Death benefits	—	(10,483)	—	—	—

Increase (decrease) from contract transactions	(556)	162,999	105,879	8,334	(1,133)

Net assets at beginning of year	182,468	100,289	62,342	133,603	134,451

Net assets at end of year	$208,427	$270,273	$184,151	$156,230	$153,353

Accumulation unit activity

Units outstanding at beginning of year	170,262	94,122	51,882	111,650	117,748
Contract purchase payments	14,678	16,944	38,888	9,528	4,622
Net transfers(1)	(13,760)	145,580	44,375	(2,227)	(1,645)
Transfers for policy loans	—	—	—	—	—
Contract charges	(17)	(7)	(6)	(23)	(7)
Contract terminations:
Surrender benefits	(1,013)	(872)	(400)	(984)	(3,713)
Death benefits	—	(9,623)	—	—	—

Units outstanding at end of year	170,150	246,144	134,739	117,944	117,005

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 180  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(3,351,465)	$(7,374,036)	$(1,647,970)	$(3,638,422)	$(1,053,613)
Net realized gain (loss) on sales of investments	1,485,024	12,646,512	1,275,016	10,980,605	700,230
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	30,560,361	65,956,341	17,151,194	33,969,214	7,455,780

Net increase (decrease) in net assets resulting from operations	28,693,920	71,228,817	16,778,240	41,311,397	7,102,397

Contract transactions

Contract purchase payments	53,331,873	5,680,579	23,304,533	4,442,128	18,815,097
Net transfers(1)	32,492,637	24,969,938	(1,802,018)	(33,330,818)	12,349,836
Transfers for policy loans	(25,484)	(87,713)	(30,761)	(27,594)	(6,530)
Adjustments to net assets allocated to contracts in payment period	58,228	—	60,247	—	—
Contract charges	(2,497,756)	(4,500,112)	(1,393,510)	(2,241,228)	(663,953)
Contract terminations:
Surrender benefits	(6,670,542)	(46,097,456)	(2,918,929)	(18,511,677)	(2,733,052)
Death benefits	(2,936,165)	(7,034,385)	(514,911)	(1,910,082)	(936,498)

Increase (decrease) from contract transactions	73,752,791	(27,069,149)	16,704,651	(51,579,271)	26,824,900

Net assets at beginning of year	263,319,342	734,628,417	142,553,159	385,888,855	82,606,054

Net assets at end of year	$365,766,053	$778,788,085	$176,036,050	$375,620,981	$116,533,351

Accumulation unit activity

Units outstanding at beginning of year	242,627,168	675,652,973	131,370,648	354,776,446	76,601,676
Contract purchase payments	46,667,351	4,932,333	20,166,526	3,838,105	16,886,004
Net transfers(1)	28,182,792	21,612,848	(1,484,724)	(28,571,873)	10,939,761
Transfers for policy loans	(22,336)	(74,714)	(26,129)	(26,240)	(5,845)
Contract charges	(2,156,931)	(3,907,355)	(1,195,659)	(1,930,247)	(585,037)
Contract terminations:
Surrender benefits	(5,758,514)	(39,917,046)	(2,511,044)	(15,900,186)	(2,415,657)
Death benefits	(2,581,020)	(6,088,861)	(444,827)	(1,611,790)	(834,087)

Units outstanding at end of year	306,958,510	652,210,178	145,874,791	310,574,215	100,586,815

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  181

Statements of Changes in Net Assets

		VP MS		VP Nuveen
	VP Mod	Global	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(2,160,655)	$(1,751)	$(2,126)	$(493)	$(754)
Net realized gain (loss) on sales of investments	4,246,578	615	530	230	199
Distributions from capital gains	—	3,469	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,744,097	45,149	24,374	5,812	5,382

Net increase (decrease) in net assets resulting from operations	16,830,020	47,482	22,778	5,549	4,827

Contract transactions

Contract purchase payments	2,067,196	71,188	54,619	4,252	71,031
Net transfers(1)	13,370,071	(1,006)	25,499	(1,972)	51
Transfers for policy loans	(22,604)	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,210,670)	(41)	(5)	(16)	(9)
Contract terminations:
Surrender benefits	(18,316,931)	(3,737)	(570)	(262)	(314)
Death benefits	(1,769,350)	—	—	—	—

Increase (decrease) from contract transactions	(5,882,288)	66,404	79,543	2,002	70,759

Net assets at beginning of year	217,530,840	120,748	145,742	43,925	33,248

Net assets at end of year	$228,478,572	$234,634	$248,063	$51,476	$108,834

Accumulation unit activity

Units outstanding at beginning of year	201,182,770	112,352	121,316	36,034	26,098
Contract purchase payments	1,822,909	61,361	41,799	4,443	52,280
Net transfers(1)	11,836,401	(628)	20,751	(1,467)	40
Transfers for policy loans	(20,879)	—	—	—	—
Contract charges	(1,068,234)	(32)	(4)	(11)	(7)
Contract terminations:
Surrender benefits	(16,161,790)	(2,761)	(423)	(196)	(209)
Death benefits	(1,569,309)	—	—	—	—

Units outstanding at end of year	196,021,868	170,292	183,439	38,803	78,202

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 182  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

			VP PIMCO
	VP Ptnrs	VP Ptnrs	Mortgage	VP Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(1,246)	$(80,463)	$540	$310	$(993)
Net realized gain (loss) on sales of investments	380	470,929	52	(560)	224
Distributions from capital gains	—	—	1,376	551	—
Net change in unrealized appreciation or depreciation of investments	17,363	710,139	(1,303)	6,048	8,529

Net increase (decrease) in net assets resulting from operations	16,497	1,100,605	665	6,349	7,760

Contract transactions

Contract purchase payments	67,533	103,553	33,717	17,298	60,695
Net transfers(1)	(2,781)	(1,174,701)	(1,137)	(3,268)	(3,771)
Transfers for policy loans	—	5,258	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7)	(19,829)	(14)	(5)	(24)
Contract terminations:
Surrender benefits	(257)	(1,163,263)	(272)	(242)	(1,577)
Death benefits	—	(91,759)	—	—	—

Increase (decrease) from contract transactions	64,488	(2,340,741)	32,294	13,783	55,323

Net assets at beginning of year	97,725	9,817,414	67,639	22,201	85,419

Net assets at end of year	$178,710	$8,577,278	$100,598	$42,333	$148,502

Accumulation unit activity

Units outstanding at beginning of year	83,797	5,763,575	64,255	21,376	76,887
Contract purchase payments	55,480	59,759	31,673	16,093	50,046
Net transfers(1)	(2,254)	(745,329)	(1,059)	(2,940)	(3,165)
Transfers for policy loans	—	2,604	—	—	—
Contract charges	(5)	(10,983)	(13)	(4)	(20)
Contract terminations:
Surrender benefits	(198)	(597,832)	(260)	(142)	(1,320)
Death benefits	—	(60,612)	—	—	—

Units outstanding at end of year	136,820	4,411,182	94,596	34,383	122,428

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  183

Statements of Changes in Net Assets

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Intl

Operations

Investment income (loss) — net	$(35,126)	$(2,125)	$(4,743)	$(230)	$47,829
Net realized gain (loss) on sales of investments	241,377	1,172	26,116	394	554,881
Distributions from capital gains	—	—	—	1,403	1,599,597
Net change in unrealized appreciation or depreciation of investments	186,601	27,485	53,639	(224)	1,026,958

Net increase (decrease) in net assets resulting from operations	392,852	26,532	75,012	1,343	3,229,265

Contract transactions

Contract purchase payments	59,621	109,058	8,916	71,413	289,081
Net transfers(1)	(1,005,753)	(15,880)	(18,195)	2,569	(1,630,475)
Transfers for policy loans	1,594	—	46	—	11,013
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(920)
Contract charges	(12,489)	(19)	(328)	(41)	(20,413)
Contract terminations:
Surrender benefits	(308,487)	(2,725)	(49,401)	(4,863)	(2,109,991)
Death benefits	(26,132)	—	(11,618)	(20,924)	(150,985)

Increase (decrease) from contract transactions	(1,291,646)	90,434	(70,580)	48,154	(3,612,690)

Net assets at beginning of year	4,366,877	138,089	470,339	182,387	17,151,753

Net assets at end of year	$3,468,083	$255,055	$474,771	$231,884	$16,768,328

Accumulation unit activity

Units outstanding at beginning of year	4,605,610	121,335	407,938	179,380	10,953,429
Contract purchase payments	58,425	88,456	6,957	69,971	169,698
Net transfers(1)	(987,364)	(12,783)	(12,862)	2,567	(953,184)
Transfers for policy loans	1,554	—	34	—	6,261
Contract charges	(12,124)	(15)	(258)	(40)	(11,464)
Contract terminations:
Surrender benefits	(304,041)	(2,059)	(36,882)	(4,734)	(1,172,189)
Death benefits	(25,710)	—	(9,141)	(20,590)	(77,248)

Units outstanding at end of year	3,336,350	194,934	355,786	226,554	8,915,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 184  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

		WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Index Asset	Intl Eq,	Opp,	Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(132,938)	$15,241	$12,390	$(33,405)	$(39,461)
Net realized gain (loss) on sales of investments	678,732	28,083	40,219	105,154	150,060
Distributions from capital gains	1,109,291	—	197,401	1,390	202,259
Net change in unrealized appreciation or depreciation of investments	2,286,500	250,941	107,867	499,945	(7,548)

Net increase (decrease) in net assets resulting from operations	3,941,585	294,265	357,877	573,084	305,310

Contract transactions

Contract purchase payments	345,811	43,518	37,294	80,414	112,703
Net transfers(1)	(2,079,062)	(73,255)	(557,487)	(436,210)	(431,518)
Transfers for policy loans	6,165	4,878	648	(1,524)	1,029
Adjustments to net assets allocated to contracts in payment period	(3,169)	—	(1,023)	(4,126)	—
Contract charges	(19,579)	(2,119)	(5,710)	(1,984)	(2,486)
Contract terminations:
Surrender benefits	(2,536,773)	(318,482)	(248,339)	(583,397)	(524,279)
Death benefits	(172,883)	(17,542)	(22,779)	(53,487)	(30,929)

Increase (decrease) from contract transactions	(4,459,490)	(363,002)	(797,396)	(1,000,314)	(875,480)

Net assets at beginning of year	22,221,935	2,549,912	3,328,960	4,344,684	4,430,775

Net assets at end of year	$21,704,030	$2,481,175	$2,889,441	$3,917,454	$3,860,605

Accumulation unit activity

Units outstanding at beginning of year	13,163,290	1,940,144	3,280,752	3,065,727	3,048,528
Contract purchase payments	183,121	30,248	35,386	55,176	72,820
Net transfers(1)	(1,036,341)	(52,735)	(560,294)	(287,812)	(271,963)
Transfers for policy loans	2,959	3,438	568	(970)	650
Contract charges	(10,450)	(1,476)	(5,646)	(1,334)	(1,607)
Contract terminations:
Surrender benefits	(1,259,737)	(225,931)	(224,467)	(375,448)	(334,757)
Death benefits	(97,265)	(13,358)	(20,369)	(36,190)	(20,391)

Units outstanding at end of year	10,945,577	1,680,330	2,505,930	2,419,149	2,493,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  185

Statements of Changes in Net Assets

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2011	Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(10,203)	$15,460	$468,092	$(1,612)	$3,468
Net realized gain (loss) on sales of investments	86,182	(362,974)	(875,616)	1,616	7,957
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(514,296)	726,198	(2,989,418)	(8,935)	(91,326)

Net increase (decrease) in net assets resulting from operations	(438,317)	378,684	(3,396,942)	(8,931)	(79,901)

Contract transactions

Contract purchase payments	51,608	96,266	364,486	34,054	9,118
Net transfers(1)	(122,863)	(333,808)	(2,105,928)	7,572	(45,800)
Transfers for policy loans	1,411	8,532	11,362	305	306
Adjustments to net assets allocated to contracts in payment period	—	—	(4,288)	—	—
Contract charges	(2,401)	(4,731)	(18,341)	(106)	(240)
Contract terminations:
Surrender benefits	(179,587)	(1,124,126)	(2,252,451)	(3,575)	(111,901)
Death benefits	(87,091)	(107,926)	(180,164)	—	(3,343)

Increase (decrease) from contract transactions	(338,923)	(1,465,793)	(4,185,324)	38,250	(151,860)

Net assets at beginning of year	2,139,081	7,521,416	20,277,154	171,161	720,792

Net assets at end of year	$1,361,841	$6,434,307	$12,694,888	$200,480	$489,031

Accumulation unit activity

Units outstanding at beginning of year	1,614,496	7,059,113	14,110,298	149,982	737,337
Contract purchase payments	42,498	86,843	298,760	29,006	9,545
Net transfers(1)	(85,216)	(300,248)	(1,629,328)	7,164	(52,383)
Transfers for policy loans	1,054	7,814	7,365	270	324
Contract charges	(1,969)	(4,297)	(14,536)	(94)	(258)
Contract terminations:
Surrender benefits	(144,632)	(994,175)	(1,537,938)	(3,096)	(117,698)
Death benefits	(71,385)	(100,202)	(132,519)	—	(3,167)

Units outstanding at end of year	1,354,846	5,754,848	11,102,102	183,232	573,700

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 186  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$11,554	$12,429	$(22,120)	$14,078	$152,466
Net realized gain (loss) on sales of investments	32,552	100,419	49,071	(71,071)	(661,814)
Distributions from capital gains	—	125,774	—	—	—
Net change in unrealized appreciation or depreciation of investments	(380,409)	(319,233)	(11,439)	58,987	521,716

Net increase (decrease) in net assets resulting from operations	(336,303)	(80,611)	15,512	1,994	12,368

Contract transactions

Contract purchase payments	37,626	95,452	24,302	22,506	418,487
Net transfers(1)	(127,710)	(143,146)	(56,188)	(245,202)	(682,964)
Transfers for policy loans	(3,318)	761	(1,737)	—	(2,073)
Adjustments to net assets allocated to contracts in payment period	(173)	—	—	—	(3,358)
Contract charges	(1,058)	(2,888)	(1,910)	(544)	(7,831)
Contract terminations:
Surrender benefits	(548,528)	(497,171)	(300,673)	(182,821)	(2,405,069)
Death benefits	(4,740)	(30,632)	(18,884)	—	(151,893)

Increase (decrease) from contract transactions	(647,901)	(577,624)	(355,090)	(406,061)	(2,834,701)

Net assets at beginning of year	2,951,961	4,829,997	2,612,782	1,412,605	17,017,858

Net assets at end of year	$1,967,757	$4,171,762	$2,273,204	$1,008,538	$14,195,525

Accumulation unit activity

Units outstanding at beginning of year	2,126,910	4,193,301	2,392,210	796,872	12,667,302
Contract purchase payments	27,864	79,248	21,697	12,540	317,656
Net transfers(1)	(97,554)	(116,975)	(46,092)	(139,383)	(480,401)
Transfers for policy loans	(3,003)	748	(1,418)	—	(1,877)
Contract charges	(783)	(2,496)	(1,758)	(302)	(5,994)
Contract terminations:
Surrender benefits	(415,119)	(467,452)	(276,994)	(101,983)	(1,712,907)
Death benefits	(3,562)	(25,455)	(16,876)	—	(120,499)

Units outstanding at end of year	1,634,753	3,660,919	2,070,769	567,744	10,663,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  187

Statements of Changes in Net Assets

	Calvert	Col VP	Col VP	Col VP	Col VP
	VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,	Div Bond,
Year ended Dec. 31, 2011 (continued)	Bal	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$6,968	$(111,384)	$(2,546)	$(235,970)	$14,846
Net realized gain (loss) on sales of investments	(18,792)	53,518	2	5,864	(183)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,686	207,444	—	(5,864)	4,539

Net increase (decrease) in net assets resulting from operations	68,862	149,578	(2,544)	(235,970)	19,202

Contract transactions

Contract purchase payments	25,714	238,484	1,541,270	951,040	492,728
Net transfers(1)	(168,103)	(292,867)	(520,559)	6,662,728	(159,159)
Transfers for policy loans	4,052	8,585	—	10,257	—
Adjustments to net assets allocated to contracts in payment period	—	(21,108)	—	(29,602)	—
Contract charges	(1,009)	(8,399)	(19)	(17,034)	(27)
Contract terminations:
Surrender benefits	(254,409)	(1,190,194)	(68,794)	(7,235,630)	(6,607)
Death benefits	(2,165)	(97,951)	—	(1,191,908)	(697)

Increase (decrease) from contract transactions	(395,920)	(1,363,450)	951,898	(850,149)	326,238

Net assets at beginning of year	1,996,488	10,814,125	24,286	27,519,556	165,530

Net assets at end of year	$1,669,430	$9,600,253	$973,640	$26,433,437	$510,970

Accumulation unit activity

Units outstanding at beginning of year	1,914,770	8,053,678	1,555	24,624,864	162,211
Contract purchase payments	23,850	177,671	1,561,573	863,055	470,485
Net transfers(1)	(155,106)	(309,020)	(525,934)	5,586,412	(149,425)
Transfers for policy loans	3,755	4,318	—	8,744	—
Contract charges	(937)	(6,084)	(19)	(15,233)	(25)
Contract terminations:
Surrender benefits	(224,276)	(873,838)	(61,400)	(6,425,285)	(6,093)
Death benefits	(2,006)	(75,328)	—	(1,059,305)	(657)

Units outstanding at end of year	1,560,050	6,971,397	975,775	23,583,252	476,496

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 188  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,	Emer Mkts,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$2,112,788	$(850)	$(449,382)	$209	$25,952
Net realized gain (loss) on sales of investments	888,125	(422)	1,313,362	(2,041)	1,219,427
Distributions from capital gains	—	—	—	2,821	306,049
Net change in unrealized appreciation or depreciation of investments	243,584	(6,424)	(3,501,419)	(44,325)	(6,343,371)

Net increase (decrease) in net assets resulting from operations	3,244,497	(7,696)	(2,637,439)	(43,336)	(4,791,943)

Contract transactions

Contract purchase payments	771,825	129,236	804,088	153,050	370,644
Net transfers(1)	(3,282,548)	13,729	(4,397,473)	17,501	(784,397)
Transfers for policy loans	(117)	—	(1,120)	—	22,849
Adjustments to net assets allocated to contracts in payment period	(32,124)	—	(23,821)	—	(5,250)
Contract charges	(72,124)	(7)	(38,405)	(14)	(20,576)
Contract terminations:
Surrender benefits	(8,208,729)	(299)	(7,445,343)	(7,524)	(2,785,889)
Death benefits	(817,431)	—	(398,333)	—	(199,525)

Increase (decrease) from contract transactions	(11,641,248)	142,659	(11,500,407)	163,013	(3,402,144)

Net assets at beginning of year	63,954,560	14,649	53,924,625	49,263	24,120,861

Net assets at end of year	$55,557,809	$149,612	$39,786,779	$168,940	$15,926,774

Accumulation unit activity

Units outstanding at beginning of year	44,252,539	12,034	35,042,987	39,815	10,113,961
Contract purchase payments	543,667	109,063	551,976	129,074	188,388
Net transfers(1)	(2,258,687)	11,225	(3,012,631)	16,215	(394,593)
Transfers for policy loans	(899)	—	(3,104)	—	11,954
Contract charges	(49,988)	(7)	(28,006)	(14)	(9,643)
Contract terminations:
Surrender benefits	(5,375,116)	(367)	(4,646,631)	(7,969)	(1,264,095)
Death benefits	(580,789)	—	(267,217)	—	(105,080)

Units outstanding at end of year	36,530,727	131,948	27,637,374	177,121	8,540,892

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  189

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Global Bond,	Hi Inc,	Hi Yield Bond,	Hi Yield Bond,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$6,226	$401,382	$447,819	$10,762	$1,670,394
Net realized gain (loss) on sales of investments	112	469,868	(35,524)	(188)	417,695
Distributions from capital gains	1,519	105,100	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,264)	(150,804)	(105,051)	(7,884)	(991,233)

Net increase (decrease) in net assets resulting from operations	5,593	825,546	307,244	2,690	1,096,856

Contract transactions

Contract purchase payments	181,632	238,234	148,954	145,849	187,824
Net transfers(1)	118,826	(1,763,399)	1,708,044	34,653	(1,489,813)
Transfers for policy loans	—	14,942	1,369	—	820
Adjustments to net assets allocated to contracts in payment period	—	(3,178)	—	—	(119,223)
Contract charges	(27)	(23,317)	(9,914)	(19)	(11,336)
Contract terminations:
Surrender benefits	(5,578)	(3,018,011)	(237,383)	(6,409)	(4,778,773)
Death benefits	(14,998)	(275,649)	(156,160)	—	(338,613)

Increase (decrease) from contract transactions	279,855	(4,830,378)	1,454,910	174,074	(6,549,114)

Net assets at beginning of year	128,683	22,904,100	4,900,880	38,521	25,972,022

Net assets at end of year	$414,131	$18,899,268	$6,663,034	$215,285	$20,519,764

Accumulation unit activity

Units outstanding at beginning of year	123,254	13,979,667	3,848,401	35,097	14,504,313
Contract purchase payments	169,249	148,859	113,225	129,883	105,864
Net transfers(1)	110,782	(1,053,152)	1,305,585	31,352	(855,271)
Transfers for policy loans	—	6,980	1,077	—	(1,029)
Contract charges	(25)	(14,456)	(7,605)	(18)	(6,279)
Contract terminations:
Surrender benefits	(5,204)	(1,714,765)	(180,114)	(5,747)	(2,544,840)
Death benefits	(13,916)	(178,887)	(120,124)	—	(184,459)

Units outstanding at end of year	384,140	11,174,246	4,960,445	190,567	11,018,299

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 190  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$20,028	$933,824	$462	$19,357	$—
Net realized gain (loss) on sales of investments	(228)	184,409	(298)	17,332	—
Distributions from capital gains	6,576	311,469	—	—	—
Net change in unrealized appreciation or depreciation of investments	(17,307)	(818,297)	(18,491)	(1,140,775)	(8)

Net increase (decrease) in net assets resulting from operations	9,069	611,405	(18,327)	(1,104,086)	(8)

Contract transactions

Contract purchase payments	152,964	150,426	39,640	143,914	112
Net transfers(1)	26,477	(180,602)	70,428	(19,296)	—
Transfers for policy loans	—	(2,442)	—	10,068	—
Adjustments to net assets allocated to contracts in payment period	—	(1,746)	—	(7,548)	—
Contract charges	(20)	(19,621)	(6)	(4,559)	—
Contract terminations:
Surrender benefits	(531)	(882,972)	(344)	(1,313,650)	—
Death benefits	—	(144,872)	—	(60,125)	—

Increase (decrease) from contract transactions	178,890	(1,081,829)	109,718	(1,251,196)	112

Net assets at beginning of year	120,247	12,087,653	40,457	8,942,115	128

Net assets at end of year	$308,206	$11,617,229	$131,848	$6,586,833	$232

Accumulation unit activity

Units outstanding at beginning of year	111,675	8,585,190	33,182	7,317,479	—
Contract purchase payments	138,158	104,444	32,597	121,988	94
Net transfers(1)	23,843	(136,656)	61,284	(21,619)	—
Transfers for policy loans	—	(1,744)	—	8,591	—
Contract charges	(18)	(13,613)	(5)	(3,849)	—
Contract terminations:
Surrender benefits	(406)	(603,462)	(191)	(1,108,910)	—
Death benefits	—	(101,983)	—	(55,327)	—

Units outstanding at end of year	273,252	7,832,176	126,867	6,258,353	94

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  191

Statements of Changes in Net Assets

				Col VP
	Col VP	Col VP	Col VP	Limited	Col VP
	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,	Marsico Gro,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 1

Operations

Investment income (loss) — net	$(40,360)	$—	$(235,143)	$478	$(86,245)
Net realized gain (loss) on sales of investments	78,672	—	(506,732)	(316)	389,176
Distributions from capital gains	—	—	—	336	—
Net change in unrealized appreciation or depreciation of investments	(183,954)	21	1,719,054	(914)	(756,568)

Net increase (decrease) in net assets resulting from operations	(145,642)	21	977,179	(416)	(453,637)

Contract transactions

Contract purchase payments	98,410	271	398,935	115,293	317,759
Net transfers(1)	(552,262)	—	(1,221,889)	11,296	(1,863,280)
Transfers for policy loans	1,849	—	47,839	—	920
Adjustments to net assets allocated to contracts in payment period	(1,769)	—	(29,272)	—	—
Contract charges	(6,058)	—	(42,026)	(3)	(18,474)
Contract terminations:
Surrender benefits	(622,446)	—	(3,205,009)	(1,216)	(1,214,086)
Death benefits	(48,252)	—	(175,908)	(14,720)	(190,071)

Increase (decrease) from contract transactions	(1,130,528)	271	(4,227,330)	110,650	(2,967,232)

Net assets at beginning of year	5,178,349	127	23,806,667	18,764	15,648,079

Net assets at end of year	$3,902,179	$419	$20,556,516	$128,998	$12,227,210

Accumulation unit activity

Units outstanding at beginning of year	8,572,070	—	24,764,349	17,828	14,009,252
Contract purchase payments	167,463	229	390,202	112,425	280,455
Net transfers(1)	(855,487)	—	(1,314,452)	11,066	(1,679,688)
Transfers for policy loans	2,740	—	46,015	—	1,074
Contract charges	(10,167)	—	(45,677)	(3)	(16,308)
Contract terminations:
Surrender benefits	(1,022,054)	—	(3,183,024)	(894)	(1,103,555)
Death benefits	(79,559)	—	(193,534)	(14,481)	(169,403)

Units outstanding at end of year	6,775,006	229	20,463,879	125,941	11,321,827

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 192  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Marsico	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Intl Opp,	Gro Opp,	Gro Opp,	Val Opp,	Val Opp,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(3,569)	$(163)	$(52,803)	$(705)	$(40,728)
Net realized gain (loss) on sales of investments	(152,495)	(608)	215,970	(8)	(22,603)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(389,841)	(4,030)	(952,186)	(8,510)	(353,890)

Net increase (decrease) in net assets resulting from operations	(545,905)	(4,801)	(789,019)	(9,223)	(417,221)

Contract transactions

Contract purchase payments	96,420	24,419	88,728	28,165	89,737
Net transfers(1)	(254,942)	(2,574)	(289,911)	5,912	(516,841)
Transfers for policy loans	(1,866)	—	8,354	—	(2,421)
Adjustments to net assets allocated to contracts in payment period	(961)	—	(5,668)	—	—
Contract charges	(2,041)	(1)	(3,518)	(1)	(4,060)
Contract terminations:
Surrender benefits	(385,486)	(78)	(582,654)	(249)	(599,332)
Death benefits	(21,151)	—	(34,776)	—	(22,224)

Increase (decrease) from contract transactions	(570,027)	21,766	(819,445)	33,827	(1,055,141)

Net assets at beginning of year	3,507,333	1,571	5,541,459	57,476	5,068,702

Net assets at end of year	$2,391,401	$18,536	$3,932,995	$82,080	$3,596,340

Accumulation unit activity

Units outstanding at beginning of year	3,359,066	1,132	4,197,994	45,391	3,969,792
Contract purchase payments	96,198	18,571	70,079	21,766	73,419
Net transfers(1)	(285,593)	(2,365)	(225,580)	4,700	(440,862)
Transfers for policy loans	(1,300)	—	7,427	—	(2,209)
Contract charges	(2,161)	(1)	(2,832)	(1)	(3,370)
Contract terminations:
Surrender benefits	(408,059)	(64)	(454,235)	(206)	(468,749)
Death benefits	(20,541)	—	(28,635)	—	(17,206)

Units outstanding at end of year	2,737,610	17,273	3,564,218	71,650	3,110,815

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  193

Statements of Changes in Net Assets

	Col VP	Col VP Select	Col VP Select	Col VP Select	Col VP Select
	S&P 500,	Lg Cap Val,	Lg Cap Val,	Sm Cap Val,	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(64,012)	$(103)	$(6,560)	$(415)	$(21,569)
Net realized gain (loss) on sales of investments	316,836	143	26,865	27	11,422
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(154,947)	150	(41,545)	(4,737)	(213,067)

Net increase (decrease) in net assets resulting from operations	97,877	190	(21,240)	(5,125)	(223,214)

Contract transactions

Contract purchase payments	191,967	(98)	13,440	16,352	36,162
Net transfers(1)	(681,630)	12,343	259,410	5,431	(76,801)
Transfers for policy loans	7,094	—	132	—	1,473
Adjustments to net assets allocated to contracts in payment period	(6,132)	—	—	—	(813)
Contract charges	(3,851)	(10)	(457)	(10)	(1,873)
Contract terminations:
Surrender benefits	(1,122,448)	(21)	(46,003)	(10)	(468,489)
Death benefits	(61,834)	—	—	—	—

Increase (decrease) from contract transactions	(1,676,834)	12,214	226,522	21,763	(510,341)

Net assets at beginning of year	8,095,210	4,822	644,120	29,703	2,734,140

Net assets at end of year	$6,516,253	$17,226	$849,402	$46,341	$2,000,585

Accumulation unit activity

Units outstanding at beginning of year	8,319,097	3,906	597,136	23,234	1,873,338
Contract purchase payments	191,711	—	12,770	12,530	24,717
Net transfers(1)	(682,169)	10,744	235,799	4,403	(51,042)
Transfers for policy loans	5,620	—	125	—	1,034
Contract charges	(3,889)	(9)	(426)	(9)	(1,356)
Contract terminations:
Surrender benefits	(1,153,744)	—	(41,862)	—	(320,266)
Death benefits	(65,358)	—	—	—	—

Units outstanding at end of year	6,611,268	14,641	803,542	40,158	1,526,425

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 194  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	CS	Drey VIF
	US Govt Mtge,	US Govt Mtge,	Strategic Inc,	Commodity	Intl Eq,
Period ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2(2)	Return	Serv

Operations

Investment income (loss) — net	$(378)	$4,112	$(1,126)	$65,727	$2,010
Net realized gain (loss) on sales of investments	33	106,737	6	(195,382)	(5,190)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	440	(32,463)	4,002	(467,158)	(34,669)

Net increase (decrease) in net assets resulting from operations	95	78,386	2,882	(596,813)	(37,849)

Contract transactions

Contract purchase payments	93,324	230,753	92,284	85,069	16,468
Net transfers(1)	90,294	(1,239,846)	132,030	213,015	2,109
Transfers for policy loans	—	2,890	—	1,069	(100)
Adjustments to net assets allocated to contracts in payment period	—	(7,312)	—	—	—
Contract charges	(20)	(9,841)	(26)	(2,381)	(174)
Contract terminations:
Surrender benefits	(10,447)	(3,181,660)	(293)	(612,635)	(6,789)
Death benefits	(3,402)	(20,473)	—	(17,483)	(4,776)

Increase (decrease) from contract transactions	169,749	(4,225,489)	223,995	(333,346)	6,738

Net assets at beginning of year	34,719	19,606,825	—	4,461,145	233,614

Net assets at end of year	$204,563	$15,459,722	$226,877	$3,530,986	$202,503

Accumulation unit activity

Units outstanding at beginning of year	33,991	15,888,367	—	4,369,922	226,225
Contract purchase payments	92,909	189,799	97,845	85,313	16,166
Net transfers(1)	89,985	(978,358)	141,504	170,837	2,604
Transfers for policy loans	—	2,276	—	1,100	(87)
Contract charges	(20)	(8,094)	(28)	(2,432)	(174)
Contract terminations:
Surrender benefits	(10,359)	(2,534,264)	(314)	(614,808)	(6,760)
Death benefits	(3,386)	(16,816)	—	(16,250)	(5,225)

Units outstanding at end of year	203,120	12,542,910	239,007	3,993,682	232,749

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  195

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Gro & Inc,	Mid Cap,
Year ended Dec. 31, 2011 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$384,186	$(49,755)	$10,715	$54,073	$(27,547)
Net realized gain (loss) on sales of investments	93,637	(463,018)	(22,511)	(78,354)	223,101
Distributions from capital gains	—	—	—	—	5,871
Net change in unrealized appreciation or depreciation of investments	(323,919)	(434,534)	17,015	74,381	(627,018)

Net increase (decrease) in net assets resulting from operations	153,904	(947,307)	5,219	50,100	(425,593)

Contract transactions

Contract purchase payments	275,643	984,231	25,077	163,883	40,119
Net transfers(1)	742,370	(2,536,800)	(103,047)	(1,008,836)	(376,646)
Transfers for policy loans	1,029	5,242	1,678	9,713	(3,707)
Adjustments to net assets allocated to contracts in payment period	(663)	(7,359)	(648)	(3,671)	(1,848)
Contract charges	(12,088)	(17,505)	(726)	(5,552)	(1,590)
Contract terminations:
Surrender benefits	(1,160,517)	(3,228,407)	(260,237)	(1,939,220)	(639,166)
Death benefits	(166,513)	(304,763)	(1,956)	(76,303)	(14,861)

Increase (decrease) from contract transactions	(320,739)	(5,105,361)	(339,859)	(2,859,986)	(997,699)

Net assets at beginning of year	11,379,393	28,667,757	1,705,070	11,605,804	4,487,459

Net assets at end of year	$11,212,558	$22,615,089	$1,370,430	$8,795,918	$3,064,167

Accumulation unit activity

Units outstanding at beginning of year	9,856,898	26,228,610	1,693,116	9,833,946	1,935,837
Contract purchase payments	235,740	889,832	24,767	136,188	17,737
Net transfers(1)	609,623	(2,407,146)	(101,690)	(854,527)	(169,592)
Transfers for policy loans	889	5,578	1,556	8,224	(1,736)
Contract charges	(10,366)	(16,051)	(718)	(4,708)	(702)
Contract terminations:
Surrender benefits	(993,093)	(2,989,623)	(263,702)	(1,649,101)	(281,410)
Death benefits	(142,665)	(283,886)	(2,095)	(61,801)	(6,288)

Units outstanding at end of year	9,557,026	21,427,314	1,351,234	7,408,221	1,493,846

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 196  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

				FTVIPT Frank
	Fid VIP	Fid VIP	Fid VIP	Global	FTVIPT Frank
	Mid Cap,	Overseas,	Overseas,	Real Est,	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(298,871)	$1,463	$9,149	$529,356	$(18,090)
Net realized gain (loss) on sales of investments	1,611,227	(17,296)	(207,448)	(1,189,272)	262,831
Distributions from capital gains	54,158	1,194	15,199	—	—
Net change in unrealized appreciation or depreciation of investments	(5,314,782)	(90,824)	(986,518)	197,097	(763,454)

Net increase (decrease) in net assets resulting from operations	(3,948,268)	(105,463)	(1,169,618)	(462,819)	(518,713)

Contract transactions

Contract purchase payments	778,126	15,673	139,371	149,437	264,877
Net transfers(1)	(4,218,688)	(71,311)	(1,107,421)	(348,303)	(1,266,296)
Transfers for policy loans	18,529	342	2,827	5,572	4,069
Adjustments to net assets allocated to contracts in payment period	(1,582)	—	(248)	(1,250)	—
Contract charges	(28,179)	(238)	(3,163)	(5,890)	(5,356)
Contract terminations:
Surrender benefits	(5,179,282)	(88,098)	(1,323,127)	(1,262,580)	(1,340,519)
Death benefits	(414,916)	—	(60,145)	(51,279)	(121,150)

Increase (decrease) from contract transactions	(9,045,992)	(143,632)	(2,351,906)	(1,514,293)	(2,464,375)

Net assets at beginning of year	41,046,006	687,414	8,628,853	8,520,358	12,043,432

Net assets at end of year	$28,051,746	$438,319	$5,107,329	$6,543,246	$9,060,344

Accumulation unit activity

Units outstanding at beginning of year	19,381,645	609,092	6,208,990	5,902,287	6,319,724
Contract purchase payments	429,057	14,452	106,593	111,371	162,479
Net transfers(1)	(2,248,422)	(68,115)	(764,651)	(194,250)	(672,124)
Transfers for policy loans	6,471	298	1,392	3,190	2,110
Contract charges	(14,466)	(227)	(2,437)	(4,623)	(2,995)
Contract terminations:
Surrender benefits	(2,234,970)	(81,865)	(923,568)	(774,592)	(635,749)
Death benefits	(223,465)	—	(44,494)	(29,164)	(63,692)

Units outstanding at end of year	15,095,850	473,635	4,581,825	5,014,219	5,109,753

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  197

Statements of Changes in Net Assets

	FTVIPT		GS VIT	GS VIT
	Mutual	GS VIT	Structd	Structd	Invesco
	Shares Sec,	Mid Cap Val,	Sm Cap Eq,	U.S. Eq,	VI Core Eq,
Year ended Dec. 31, 2011 (continued)	Cl 2	Inst	Inst	Inst	Ser I

Operations

Investment income (loss) — net	$182,575	$(28,750)	$(396)	$50,500	$(29,614)
Net realized gain (loss) on sales of investments	(281,174)	(109,827)	6,156	(170,002)	327,170
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(146,625)	(883,884)	(3,735)	364,414	(376,260)

Net increase (decrease) in net assets resulting from operations	(245,224)	(1,022,461)	2,025	244,912	(78,704)

Contract transactions

Contract purchase payments	388,057	188,175	5,451	83,920	133,251
Net transfers(1)	(2,324,050)	(1,838,563)	(37,363)	(780,774)	(38,470)
Transfers for policy loans	(5,973)	12,912	1,460	2,358	17,311
Adjustments to net assets allocated to contracts in payment period	—	(2,684)	—	(490)	(5,456)
Contract charges	(8,734)	(14,003)	(101)	(16,544)	(7,224)
Contract terminations:
Surrender benefits	(1,657,405)	(2,352,468)	(39,238)	(1,066,554)	(1,861,485)
Death benefits	(140,961)	(139,340)	—	(75,255)	(46,854)

Increase (decrease) from contract transactions	(3,749,066)	(4,145,971)	(69,791)	(1,853,339)	(1,808,927)

Net assets at beginning of year	15,881,581	17,612,948	341,002	7,922,470	9,821,876

Net assets at end of year	$11,887,291	$12,444,516	$273,236	$6,314,043	$7,934,245

Accumulation unit activity

Units outstanding at beginning of year	12,765,839	7,200,102	236,271	8,697,600	5,250,629
Contract purchase payments	317,972	78,314	3,710	85,338	71,009
Net transfers(1)	(1,889,015)	(769,990)	(25,348)	(810,052)	(18,029)
Transfers for policy loans	(5,594)	5,170	912	2,137	9,704
Contract charges	(7,408)	(6,110)	(68)	(17,682)	(3,842)
Contract terminations:
Surrender benefits	(1,296,421)	(969,438)	(25,692)	(1,163,736)	(994,540)
Death benefits	(113,484)	(54,762)	—	(75,762)	(25,084)

Units outstanding at end of year	9,771,889	5,483,286	189,785	6,717,843	4,289,847

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 198  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Div Divd,	VI Div Divd,	VI Global Hlth,	VI Intl Gro,	VI Tech,
Period ended Dec. 31, 2011 (continued)	Ser I(2)	Ser II(2)	Ser II	Ser II	Ser I

Operations

Investment income (loss) — net	$(5,264)	$(6,050)	$(20,822)	$14,690	$(10,913)
Net realized gain (loss) on sales of investments	(32,395)	(24,018)	54,206	98,551	122,494
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(47,330)	(68,796)	60,920	(527,054)	(208,783)

Net increase (decrease) in net assets resulting from operations	(84,989)	(98,864)	94,304	(413,813)	(97,202)

Contract transactions

Contract purchase payments	14,812	9,958	33,179	111,961	18,479
Net transfers(1)	1,069,837	1,092,102	(97,482)	(418,434)	(89,225)
Transfers for policy loans	651	52	(507)	(4,216)	(214)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(364)	(823)	(2,311)	(7,463)	(3,171)
Contract terminations:
Surrender benefits	(83,923)	(34,286)	(169,345)	(647,850)	(208,655)
Death benefits	(4,028)	(88,914)	(100,489)	(55,353)	(26,222)

Increase (decrease) from contract transactions	996,985	978,089	(336,955)	(1,021,355)	(309,008)

Net assets at beginning of year	—	—	2,335,296	6,141,659	1,757,391

Net assets at end of year	$911,996	$879,225	$2,092,645	$4,706,491	$1,351,181

Accumulation unit activity

Units outstanding at beginning of year	—	—	2,158,838	4,684,376	1,886,230
Contract purchase payments	16,294	10,864	29,206	86,624	18,340
Net transfers(1)	1,073,086	1,089,959	(64,644)	(338,503)	(117,538)
Transfers for policy loans	691	57	(422)	(2,949)	(120)
Contract charges	(402)	(915)	(2,046)	(5,965)	(3,416)
Contract terminations:
Surrender benefits	(92,004)	(37,229)	(149,927)	(475,524)	(234,557)
Death benefits	(4,075)	(102,655)	(89,482)	(41,720)	(26,787)

Units outstanding at end of year	993,590	960,081	1,881,523	3,906,339	1,522,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  199

Statements of Changes in Net Assets

	Invesco	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	VI Comstock,	Enterprise,	Global Tech,	Janus,	Overseas,
Year ended Dec. 31, 2011 (continued)	Ser II	Serv	Serv	Serv	Serv

Operations

Investment income (loss) — net	$53,123	$(6,272)	$(9,183)	$(30,980)	$(34,211)
Net realized gain (loss) on sales of investments	(84,751)	55,375	82,266	159,736	706,909
Distributions from capital gains	—	—	—	—	72,427
Net change in unrealized appreciation or depreciation of investments	(289,104)	(62,813)	(170,711)	(543,160)	(3,395,183)

Net increase (decrease) in net assets resulting from operations	(320,732)	(13,710)	(97,628)	(414,404)	(2,650,058)

Contract transactions

Contract purchase payments	189,932	18,668	18,909	214,158	64,762
Net transfers(1)	(1,144,730)	(100,517)	(81,218)	(659,646)	(579,028)
Transfers for policy loans	3,176	(2,210)	1,681	3,007	4,879
Adjustments to net assets allocated to contracts in payment period	—	(900)	—	—	—
Contract charges	(30,136)	(387)	(442)	(12,856)	(3,180)
Contract terminations:
Surrender benefits	(792,064)	(129,354)	(227,779)	(339,888)	(2,033,838)
Death benefits	(177,459)	(9,862)	(6,109)	(170,055)	(7,868)

Increase (decrease) from contract transactions	(1,951,281)	(224,562)	(294,958)	(965,280)	(2,554,273)

Net assets at beginning of year	12,215,124	822,740	1,266,694	7,232,984	9,841,441

Net assets at end of year	$9,943,111	$584,468	$874,108	$5,853,300	$4,637,110

Accumulation unit activity

Units outstanding at beginning of year	11,226,756	1,169,145	2,129,507	7,508,271	4,983,535
Contract purchase payments	176,496	26,498	33,725	222,435	38,667
Net transfers(1)	(1,058,677)	(149,264)	(113,556)	(688,722)	(356,285)
Transfers for policy loans	3,066	(2,955)	2,999	3,173	3,099
Contract charges	(29,031)	(561)	(759)	(13,565)	(1,853)
Contract terminations:
Surrender benefits	(733,495)	(176,897)	(411,736)	(359,393)	(1,168,686)
Death benefits	(158,246)	(15,257)	(12,428)	(182,206)	(5,210)

Units outstanding at end of year	9,426,869	850,709	1,627,752	6,489,993	3,493,267

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 200  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

					MS UIF
	CB Var	MFS	MFS	MFS	Global
	Sm Cap Gro,	Inv Gro Stock,	New Dis,	Utilities,	Real Est,
Year ended Dec. 31, 2011 (continued)	Cl I	Serv Cl	Serv Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$(5,845)	$(27,669)	$(33,520)	$215,896	$67,958
Net realized gain (loss) on sales of investments	43,426	210,054	293,791	235,727	(17,955)
Distributions from capital gains	10,174	—	471,642	—	—
Net change in unrealized appreciation or depreciation of investments	(34,390)	(190,592)	(1,105,900)	152,772	(388,299)

Net increase (decrease) in net assets resulting from operations	13,365	(8,207)	(373,987)	604,395	(338,296)

Contract transactions

Contract purchase payments	24,612	88,033	52,195	164,698	61,725
Net transfers(1)	(49,486)	(408,918)	(313,581)	(453,798)	297,258
Transfers for policy loans	(1,198)	1,429	3,028	59	241
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,699)	—
Contract charges	(168)	(2,523)	(2,271)	(6,550)	(3,529)
Contract terminations:
Surrender benefits	(24,098)	(590,812)	(814,466)	(1,545,369)	(328,447)
Death benefits	(3,078)	—	(641)	(117,100)	(16,576)

Increase (decrease) from contract transactions	(53,416)	(912,791)	(1,075,736)	(1,959,759)	10,672

Net assets at beginning of year	662,509	4,967,827	4,472,883	11,066,139	2,964,008

Net assets at end of year	$622,458	$4,046,829	$3,023,160	$9,710,775	$2,636,384

Accumulation unit activity

Units outstanding at beginning of year	631,363	6,341,384	3,549,800	5,997,466	2,823,342
Contract purchase payments	22,904	100,000	42,004	89,459	59,588
Net transfers(1)	(36,960)	(503,417)	(248,930)	(276,719)	274,015
Transfers for policy loans	(1,129)	1,983	2,288	(44)	405
Contract charges	(158)	(3,055)	(1,779)	(3,593)	(3,519)
Contract terminations:
Surrender benefits	(22,473)	(787,730)	(623,696)	(730,120)	(318,650)
Death benefits	(3,253)	—	(575)	(53,398)	(16,685)

Units outstanding at end of year	590,294	5,149,165	2,719,112	5,023,051	2,818,496

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  201

Statements of Changes in Net Assets

	MS UIF	NB AMT	NB AMT	Oppen	Oppen Global
	Mid Cap Gro,	Intl Eq,	Soc Responsive,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl S	Cl S	Serv	Srv

Operations

Investment income (loss) — net	$(19,698)	$87,404	$(2,971)	$10,849	$955,608
Net realized gain (loss) on sales of investments	136,659	(3,128)	2,328	5,589	865,253
Distributions from capital gains	1,226	—	—	—	598,574
Net change in unrealized appreciation or depreciation of investments	(339,931)	(295,001)	(19,625)	(657,743)	(2,324,834)

Net increase (decrease) in net assets resulting from operations	(221,744)	(210,725)	(20,268)	(641,305)	94,601

Contract transactions

Contract purchase payments	122,481	41,094	35,430	632,027	631,793
Net transfers(1)	193,955	(46,381)	8,885	(576,733)	(3,852,230)
Transfers for policy loans	2,529	(427)	965	3,049	9,814
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(7,025)
Contract charges	(2,670)	(3,572)	(267)	(2,990)	(44,734)
Contract terminations:
Surrender benefits	(476,236)	(151,722)	(2,745)	(975,613)	(7,046,040)
Death benefits	(19,471)	(10,485)	—	(38,548)	(597,503)

Increase (decrease) from contract transactions	(179,412)	(171,493)	42,268	(958,808)	(10,905,925)

Net assets at beginning of year	2,953,878	1,861,008	397,104	7,620,495	50,699,670

Net assets at end of year	$2,552,722	$1,478,790	$419,104	$6,020,382	$39,888,346

Accumulation unit activity

Units outstanding at beginning of year	2,187,156	1,936,369	335,781	5,813,079	37,820,375
Contract purchase payments	81,606	42,740	28,050	484,356	468,501
Net transfers(1)	141,179	(31,168)	7,270	(449,223)	(2,827,067)
Transfers for policy loans	1,785	(246)	794	2,340	6,507
Contract charges	(1,965)	(3,835)	(225)	(2,260)	(33,074)
Contract terminations:
Surrender benefits	(349,528)	(161,464)	(2,359)	(713,254)	(5,122,561)
Death benefits	(14,524)	(10,834)	—	(28,516)	(442,141)

Units outstanding at end of year	2,045,709	1,771,562	369,311	5,106,522	29,870,540

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 202  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Oppen			Put VT
	Main St	Oppen	PIMCO VIT	Global	Put VT
	Sm Cap VA,	Eq Inc VA,	All Asset,	Hlth Care,	Intl Eq,
Year ended Dec. 31, 2011 (continued)	Serv	Serv	Advisor Cl	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(11,332)	$(550)	$1,245,111	$35,410	$46,526
Net realized gain (loss) on sales of investments	68,031	(627)	879	8,741	(95,349)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(120,896)	(50,385)	(1,092,258)	(68,032)	(274,486)

Net increase (decrease) in net assets resulting from operations	(64,197)	(51,562)	153,732	(23,881)	(323,309)

Contract transactions

Contract purchase payments	57,501	4,713	969,237	28,334	17,859
Net transfers(1)	(281,570)	(515)	2,864,575	(85,597)	(64,893)
Transfers for policy loans	1,330	88	(656)	103	4,326
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(313)
Contract charges	(965)	(268)	(19,489)	(826)	(1,183)
Contract terminations:
Surrender benefits	(352,851)	(32,128)	(1,813,925)	(149,384)	(303,621)
Death benefits	(1,712)	(14,119)	(216,990)	(12,117)	—

Increase (decrease) from contract transactions	(578,267)	(42,229)	1,782,752	(219,487)	(347,825)

Net assets at beginning of year	2,591,261	1,032,140	17,166,263	1,367,719	2,039,911

Net assets at end of year	$1,948,797	$938,349	$19,102,747	$1,124,351	$1,368,777

Accumulation unit activity

Units outstanding at beginning of year	2,095,191	1,066,310	13,679,808	1,161,973	1,516,986
Contract purchase payments	44,878	4,934	755,133	23,499	13,811
Net transfers(1)	(228,396)	567	2,244,237	(70,387)	(52,639)
Transfers for policy loans	1,067	91	(476)	41	3,377
Contract charges	(785)	(276)	(15,255)	(687)	(930)
Contract terminations:
Surrender benefits	(275,142)	(33,268)	(1,413,595)	(126,838)	(247,411)
Death benefits	(1,707)	(13,842)	(169,048)	(9,868)	—

Units outstanding at end of year	1,635,106	1,024,516	15,080,804	977,733	1,233,194

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  203

Statements of Changes in Net Assets

	Put VT	Put VT	Royce	Third	VP
	Multi-Cap Gro,	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,
Year ended Dec. 31, 2011 (continued)	Cl IA	Cl IB	Invest Cl	Val	Cl 2

Operations

Investment income (loss) — net	$(45,867)	$(5,681)	$15,390	$13,479	$(221,138)
Net realized gain (loss) on sales of investments	(147,464)	46,904	56,554	(122,180)	(29,287)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(113,949)	(90,924)	(230,268)	(247,936)	(1,125,283)

Net increase (decrease) in net assets resulting from operations	(307,280)	(49,701)	(158,324)	(356,637)	(1,375,708)

Contract transactions

Contract purchase payments	94,935	15,885	16,644	11,643	16,680,178
Net transfers(1)	(71,011)	(52,551)	(150,158)	(111,050)	6,516,056
Transfers for policy loans	24,952	449	904	316	10,448
Adjustments to net assets allocated to contracts in payment period	(1,087)	—	—	—	—
Contract charges	(6,415)	(814)	(417)	(645)	(102,592)
Contract terminations:
Surrender benefits	(653,445)	(270,905)	(163,828)	(250,281)	(466,628)
Death benefits	(36,632)	(657)	(1,477)	(657)	—

Increase (decrease) from contract transactions	(648,703)	(308,593)	(298,332)	(350,674)	22,637,462

Net assets at beginning of year	5,671,449	1,214,595	1,371,420	1,861,075	11,021,435

Net assets at end of year	$4,715,466	$856,301	$914,764	$1,153,764	$32,283,189

Accumulation unit activity

Units outstanding at beginning of year	4,232,706	1,074,024	481,426	896,267	9,828,193
Contract purchase payments	71,679	14,067	6,002	6,192	14,906,016
Net transfers(1)	(51,803)	(45,310)	(60,328)	(63,963)	5,791,643
Transfers for policy loans	19,186	430	337	149	9,888
Contract charges	(4,857)	(729)	(153)	(330)	(95,095)
Contract terminations:
Surrender benefits	(493,255)	(237,622)	(57,994)	(125,546)	(441,692)
Death benefits	(27,368)	(613)	(485)	(306)	—

Units outstanding at end of year	3,746,288	804,247	368,805	712,463	29,998,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 204  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

				VP BR	VP BR
	VP	VP AC	VP AC	Gl Infl	Gl Infl
	Aggr,	Div Bond,	Gro,	Prot Sec,	Prot Sec,
Year ended Dec. 31, 2011 (continued)	Cl 4	Cl 2	Cl 2	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(932,723)	$97	$(380)	$10,388	$1,316,825
Net realized gain (loss) on sales of investments	2,634,849	285	(23)	(724)	(30,378)
Distributions from capital gains	—	587	—	2,022	259,014
Net change in unrealized appreciation or depreciation of investments	(5,556,623)	7,200	(2,170)	188	190,136

Net increase (decrease) in net assets resulting from operations	(3,854,497)	8,169	(2,573)	11,874	1,735,597

Contract transactions

Contract purchase payments	2,433,417	55,861	28,948	163,175	296,421
Net transfers(1)	(656,261)	54,183	12,974	45,868	(126,702)
Transfers for policy loans	(194)	—	—	—	238
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(615,118)	(10)	—	(25)	(37,470)
Contract terminations:
Surrender benefits	(6,936,192)	(1,403)	(382)	(1,156)	(2,137,679)
Death benefits	(26,281)	—	—	—	(265,787)

Increase (decrease) from contract transactions	(5,800,629)	108,631	41,540	207,862	(2,270,979)

Net assets at beginning of year	99,951,530	60,237	9,831	30,213	20,059,960

Net assets at end of year	$90,296,404	$177,037	$48,798	$249,949	$19,524,578

Accumulation unit activity

Units outstanding at beginning of year	89,107,157	59,396	8,031	29,035	16,771,156
Contract purchase payments	2,169,836	54,861	23,080	154,402	241,568
Net transfers(1)	(914,221)	52,934	10,244	42,881	(70,944)
Transfers for policy loans	(1,551)	—	—	—	100
Contract charges	(551,852)	(10)	—	(23)	(29,662)
Contract terminations:
Surrender benefits	(6,088,434)	(1,189)	(301)	(842)	(1,717,305)
Death benefits	(23,263)	—	—	—	(218,414)

Units outstanding at end of year	83,697,672	165,992	41,054	225,453	14,976,499

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  205

Statements of Changes in Net Assets

	VP Col
	Wanger	VP Col	VP	VP	VP DFA
	Intl Eq,	Wanger US Eq,	Conserv,	Conserv,	Intl Val,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$1,444	$(1,197)	$(337,093)	$(1,048,574)	$1,292
Net realized gain (loss) on sales of investments	(380)	813	210,620	2,170,543	(168)
Distributions from capital gains	2,113	—	—	—	3,227
Net change in unrealized appreciation or depreciation of investments	(29,415)	(10,419)	821,568	1,642,541	(31,357)

Net increase (decrease) in net assets resulting from operations	(26,238)	(10,803)	695,095	2,764,510	(27,006)

Contract transactions

Contract purchase payments	73,087	61,342	15,598,622	837,429	45,962
Net transfers(1)	30,388	1,749	15,082,191	32,768,079	19,671
Transfers for policy loans	—	—	—	6,180	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9)	(13)	(198,898)	(589,201)	(6)
Contract terminations:
Surrender benefits	(2,645)	(3,383)	(1,129,666)	(10,669,363)	(756)
Death benefits	—	—	(550,494)	(1,978,660)	—

Increase (decrease) from contract transactions	100,821	59,695	28,801,755	20,374,464	64,871

Net assets at beginning of year	81,236	83,978	19,852,933	106,130,487	74,748

Net assets at end of year	$155,819	$132,870	$49,349,783	$129,269,461	$112,613

Accumulation unit activity

Units outstanding at beginning of year	66,540	64,965	19,020,961	101,591,007	62,733
Contract purchase payments	59,410	46,477	14,727,180	791,623	39,425
Net transfers(1)	26,960	893	14,272,695	31,072,511	17,805
Transfers for policy loans	—	—	—	5,810	—
Contract charges	(8)	(11)	(188,592)	(555,660)	(6)
Contract terminations:
Surrender benefits	(2,495)	(2,921)	(1,059,038)	(10,029,011)	(691)
Death benefits	—	—	(521,606)	(1,872,211)	—

Units outstanding at end of year	150,407	109,403	46,251,600	121,004,069	119,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 206  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP EV
	Floating	VP Invesco	VP JPM	VP Jennison	VP Holl
	Rate Inc,	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$4,713	$458	$67	$(458)	$(1,090)
Net realized gain (loss) on sales of investments	(2,065)	(215)	75	466	210
Distributions from capital gains	873	1,043	551	—	—
Net change in unrealized appreciation or depreciation of investments	(4,680)	(11,342)	3,434	(847)	(5,257)

Net increase (decrease) in net assets resulting from operations	(1,159)	(10,056)	4,127	(839)	(6,137)

Contract transactions

Contract purchase payments	346,955	76,388	55,584	18,116	69,635
Net transfers(1)	4,670	75,195	11,600	25,003	11,121
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(11)	(8)	(5)	(4)	(12)
Contract terminations:
Surrender benefits	(13,309)	(2,841)	(1,274)	(390)	(1,163)
Death benefits	(21,990)	—	—	—	—

Increase (decrease) from contract transactions	316,315	148,734	65,905	42,725	79,581

Net assets at beginning of year	84,057	43,790	30,257	20,456	60,159

Net assets at end of year	$399,213	$182,468	$100,289	$62,342	$133,603

Accumulation unit activity

Units outstanding at beginning of year	64,946	37,023	29,448	17,096	48,482
Contract purchase payments	328,508	66,797	54,157	14,378	55,324
Net transfers(1)	3,320	69,074	11,508	20,724	8,793
Transfers for policy loans	—	—	—	—	—
Contract charges	(10)	(7)	(4)	(3)	(11)
Contract terminations:
Surrender benefits	(7,241)	(2,625)	(987)	(313)	(938)
Death benefits	(21,075)	—	—	—	—

Units outstanding at end of year	368,448	170,262	94,122	51,882	111,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  207

Statements of Changes in Net Assets

	VP MFS	VP	VP	VP Mod	VP Mod
	Val,	Mod,	Mod,	Aggr,	Aggr,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(992)	$(1,883,014)	$(7,535,887)	$(1,022,318)	$(3,982,804)
Net realized gain (loss) on sales of investments	239	336,921	15,173,061	168,506	8,762,441
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,538)	(2,274,213)	(11,715,988)	(3,742,075)	(14,579,477)

Net increase (decrease) in net assets resulting from operations	(3,291)	(3,820,306)	(4,078,814)	(4,595,887)	(9,799,840)

Contract transactions

Contract purchase payments	34,732	147,722,044	10,509,041	81,626,457	6,818,386
Net transfers(1)	37,507	23,969,794	(26,050,896)	17,288,705	(20,673,536)
Transfers for policy loans	—	(61,836)	(10,821)	(37,605)	21,704
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(864,934)	(4,493,447)	(477,785)	(2,500,014)
Contract terminations:
Surrender benefits	(376)	(4,624,923)	(61,945,739)	(1,486,767)	(19,634,381)
Death benefits	—	(395,693)	(5,904,095)	(1,556,014)	(1,814,125)

Increase (decrease) from contract transactions	71,863	165,744,452	(87,895,957)	95,356,991	(37,781,966)

Net assets at beginning of year	65,879	101,395,196	826,603,188	51,792,055	433,470,661

Net assets at end of year	$134,451	$263,319,342	$734,628,417	$142,553,159	$385,888,855

Accumulation unit activity

Units outstanding at beginning of year	56,896	92,743,270	755,823,905	46,591,423	389,555,841
Contract purchase payments	28,990	133,893,504	9,489,631	72,956,545	6,077,461
Net transfers(1)	32,176	21,444,725	(24,360,556)	15,050,153	(19,542,647)
Transfers for policy loans	—	(55,713)	(10,218)	(33,766)	20,596
Contract charges	—	(805,697)	(4,073,317)	(445,360)	(2,235,858)
Contract terminations:
Surrender benefits	(314)	(4,238,139)	(55,875,941)	(1,327,387)	(17,492,122)
Death benefits	—	(354,782)	(5,340,531)	(1,420,960)	(1,606,825)

Units outstanding at end of year	117,748	242,627,168	675,652,973	131,370,648	354,776,446

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 208  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

			VP MS		VP Nuveen
	VP Mod	VP Mod	Global	VP NFJ	Winslow
	Conserv,	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 4	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(589,563)	$(2,132,210)	$2,985	$(621)	$(210)
Net realized gain (loss) on sales of investments	186,824	4,278,593	(461)	45	(12)
Distributions from capital gains	—	—	1,237	—	—
Net change in unrealized appreciation or depreciation of investments	452,093	225,634	(16,453)	5,644	(1,904)

Net increase (decrease) in net assets resulting from operations	49,354	2,372,017	(12,692)	5,068	(2,126)

Contract transactions

Contract purchase payments	36,758,701	2,249,734	54,410	29,041	10,858
Net transfers(1)	13,766,357	2,244,462	45,766	105,078	33,508
Transfers for policy loans	(2,476)	19,347	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(273,549)	(1,146,299)	(13)	(2)	—
Contract terminations:
Surrender benefits	(1,255,434)	(17,075,759)	(736)	(3,100)	(304)
Death benefits	(142,922)	(3,153,742)	—	—	—

Increase (decrease) from contract transactions	48,850,677	(16,862,257)	99,427	131,017	44,062

Net assets at beginning of year	33,706,023	232,021,080	34,013	9,657	1,989

Net assets at end of year	$82,606,054	$217,530,840	$120,748	$145,742	$43,925

Accumulation unit activity

Units outstanding at beginning of year	31,516,262	216,688,149	27,806	8,132	1,509
Contract purchase payments	33,918,847	2,078,641	45,197	24,066	8,348
Net transfers(1)	12,721,685	2,075,081	39,885	91,901	26,394
Transfers for policy loans	(2,695)	17,723	—	—	—
Contract charges	(256,095)	(1,057,789)	(12)	(1)	—
Contract terminations:
Surrender benefits	(1,164,847)	(15,718,326)	(524)	(2,782)	(217)
Death benefits	(131,481)	(2,900,709)	—	—	—

Units outstanding at end of year	76,601,676	201,182,770	112,352	121,316	36,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  209

Statements of Changes in Net Assets

				VP PIMCO
	VP Ptnrs	VP Ptnrs	VP Ptnrs	Mortgage	VP Pyramis
	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 3	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(256)	$(511)	$(98,841)	$(86)	$231
Net realized gain (loss) on sales of investments	(49)	(48)	456,729	24	(80)
Distributions from capital gains	—	—	—	1,256	512
Net change in unrealized appreciation or depreciation of investments	(1,908)	(389)	(953,411)	1,001	(4,209)

Net increase (decrease) in net assets resulting from operations	(2,213)	(948)	(595,523)	2,195	(3,546)

Contract transactions

Contract purchase payments	25,811	25,794	162,610	31,321	10,651
Net transfers(1)	4,494	46,928	(1,112,841)	8,433	12,456
Transfers for policy loans	—	—	1,510	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	—	(3)	(21,155)	(3)	—
Contract terminations:
Surrender benefits	(316)	(274)	(1,374,511)	(454)	(309)
Death benefits	—	—	(142,036)	—	—

Increase (decrease) from contract transactions	29,989	72,445	(2,486,423)	39,297	22,798

Net assets at beginning of year	5,472	26,228	12,899,360	26,147	2,949

Net assets at end of year	$33,248	$97,725	$9,817,414	$67,639	$22,201

Accumulation unit activity

Units outstanding at beginning of year	4,136	21,192	7,108,324	25,348	1,743
Contract purchase payments	18,895	20,926	101,055	30,799	9,100
Net transfers(1)	3,305	41,902	(625,998)	8,400	10,691
Transfers for policy loans	—	—	369	—	—
Contract charges	—	(3)	(12,810)	(3)	—
Contract terminations:
Surrender benefits	(238)	(220)	(723,735)	(289)	(158)
Death benefits	—	—	(83,630)	—	—

Units outstanding at end of year	26,098	83,797	5,763,575	64,255	21,376

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 210  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(662)	$(42,848)	$(842)	$(4,285)	$(396)
Net realized gain (loss) on sales of investments	(163)	194,816	(641)	5,469	23
Distributions from capital gains	—	—	—	—	400
Net change in unrealized appreciation or depreciation of investments	(5,717)	(351,371)	(3,024)	(35,667)	1,088

Net increase (decrease) in net assets resulting from operations	(6,542)	(199,403)	(4,507)	(34,483)	1,115

Contract transactions

Contract purchase payments	72,724	104,787	73,219	7,811	40,245
Net transfers(1)	10,077	(395,858)	51,812	52,160	79,786
Transfers for policy loans	—	(1,483)	.	(1,168)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(15)	(13,951)	(4)	(347)	(34)
Contract terminations:
Surrender benefits	(6,277)	(425,440)	(382)	(11,167)	(392)
Death benefits	—	(58,496)	—	—	—

Increase (decrease) from contract transactions	76,509	(790,441)	124,645	47,289	119,605

Net assets at beginning of year	15,452	5,356,721	17,951	457,533	61,667

Net assets at end of year	$85,419	$4,366,877	$138,089	$470,339	$182,387

Accumulation unit activity

Units outstanding at beginning of year	13,192	5,404,743	14,497	365,851	60,849
Contract purchase payments	61,027	106,031	59,749	6,571	39,828
Net transfers(1)	8,652	(400,035)	47,397	45,537	78,973
Transfers for policy loans	—	(1,317)	—	(847)	—
Contract charges	(13)	(14,351)	(3)	(288)	(34)
Contract terminations:
Surrender benefits	(5,971)	(430,271)	(305)	(8,886)	(236)
Death benefits	—	(59,190)	—	—	—

Units outstanding at end of year	76,887	4,605,610	121,335	407,938	179,380

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  211

Statements of Changes in Net Assets

			WF Adv VT
			Index Asset	WF Adv VT	WF Adv VT
	Wanger	Wanger	Alloc,	Intl Eq,	Opp,
Year ended Dec. 31, 2011 (continued)	Intl	USA	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$844,759	$(235,224)	$58,991	$(31,388)	$(25,830)
Net realized gain (loss) on sales of investments	(707,318)	587,836	(21,500)	214,267	21,521
Distributions from capital gains	535,212	2,397,872	—	176,832	—
Net change in unrealized appreciation or depreciation of investments	(4,027,535)	(3,674,273)	107,138	(895,403)	(21,710)

Net increase (decrease) in net assets resulting from operations	(3,354,882)	(923,789)	144,629	(535,692)	(26,019)

Contract transactions

Contract purchase payments	357,049	495,383	48,431	57,543	59,296
Net transfers(1)	(1,594,874)	(2,876,580)	(145,446)	(377,631)	2,079,257
Transfers for policy loans	2,313	804	(1,497)	774	(1,418)
Adjustments to net assets allocated to contracts in payment period	(975)	(3,137)	—	(1,121)	53,143
Contract charges	(22,150)	(20,980)	(2,366)	(6,645)	(1,476)
Contract terminations:
Surrender benefits	(2,881,843)	(3,687,181)	(474,257)	(572,690)	(399,903)
Death benefits	(179,703)	(294,364)	(15,671)	(52,585)	(1,017)

Increase (decrease) from contract transactions	(4,320,183)	(6,386,055)	(590,806)	(952,355)	1,787,882

Net assets at beginning of year	24,826,818	29,531,779	2,996,089	4,817,007	2,582,821

Net assets at end of year	$17,151,753	$22,221,935	$2,549,912	$3,328,960	$4,344,684

Accumulation unit activity

Units outstanding at beginning of year	13,275,985	16,537,755	2,408,763	4,074,565	1,694,777
Contract purchase payments	216,475	283,264	37,329	51,641	41,562
Net transfers(1)	(894,960)	(1,538,961)	(115,061)	(323,385)	1,592,752
Transfers for policy loans	(119)	(1,060)	(1,333)	653	(955)
Contract charges	(12,869)	(12,126)	(1,843)	(6,327)	(1,035)
Contract terminations:
Surrender benefits	(1,543,772)	(1,915,214)	(374,977)	(467,562)	(260,504)
Death benefits	(87,311)	(190,368)	(12,734)	(48,833)	(870)

Units outstanding at end of year	10,953,429	13,163,290	1,940,144	3,280,752	3,065,727

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

 212  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

WF Adv VT
Sm Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2

Operations

Investment income (loss) — net	$(49,729)
Net realized gain (loss) on sales of investments	177,292
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(458,820)

Net increase (decrease) in net assets resulting from operations	(331,257)

Contract transactions

Contract purchase payments	189,773
Net transfers(1)	(817,776)
Transfers for policy loans	3,000
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(2,876)
Contract terminations:
Surrender benefits	(928,342)
Death benefits	(18,295)

Increase (decrease) from contract transactions	(1,574,516)

Net assets at beginning of year	6,336,548

Net assets at end of year	$4,430,775

Accumulation unit activity

Units outstanding at beginning of year	4,128,166
Contract purchase payments	126,596
Net transfers(1)	(582,325)
Transfers for policy loans	1,775
Contract charges	(1,976)
Contract terminations:
Surrender benefits	(611,288)
Death benefits	(12,420)

Units outstanding at end of year	3,048,528

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  213

Notes to Financial Statements

1.	ORGANIZATION
RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)
RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)
RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)
RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® Flexible Portfolio Annuity (FPA)*

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund

AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)

 214  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund

Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 2	Columbia Variable Portfolio – Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversifed Equity Income Fund (Class 2))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversifed Equity Income Fund (Class 3))
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Inc, Cl 2	Columbia Variable Portfolio – High Income Fund (Class 2)(1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Fund (Class 2))
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
FTVIPT Mutual Shares Sec, Cl 2	FTVIPT Mutual Shares Securities Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Structd Sm Cap Eq, Inst	Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares
GS VIT Structd U.S. Eq, Inst	Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  215

Division	Fund

Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares(2) (previously Invesco Van Kampen V.I. American Franchise Fund, Series I Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares(3) (previously Invesco Van Kampen V.I. American Franchise Fund, Series II Shares)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. Comstock Fund, Series II Shares)
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(4) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares)
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(5) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares)
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Moderate Allocation Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I (previously Legg Mason ClearBridge Variable Small Cap Growth Portfolio – Class I)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Portfolio (Class S))
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares (previously Oppenheimer Value Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Multi-Asset, Advisor Cl	PIMCO VIT Global Multi-Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AC Gro, Cl 2	Variable Portfolio – American Century Growth Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2	Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))
VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)

 216  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Division	Fund

VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP PIMCO Mortgage Backed Sec, Cl 2	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2(6)
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.
(2)	Invesco V.I. Capital Appreciation Fund, Series I Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco V.I. American Franchise Fund, Series I Shares.
(3)	Invesco V.I. Capital Appreciation Fund, Series II Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco V.I. American Franchise Fund, Series II Shares.
(4)	Invesco V.I. Capital Development Fund, Series I Shares merged into Invesco V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
(5)	Invesco V.I. Capital Development Fund, Series II Shares merged into Invesco V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
(6)	Wells Fargo Advantage VT Core Equity Fund – Class 2 merged into Wells Fargo Advantage VT Opportunity Fund – Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contracts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  217

which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2012.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee

RAVA	0.75% to 0.95% (depending on the contract selected)

RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

RAVA Select	1.00% to 1.20% (depending on the contract selected)

RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)

RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)

RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)

RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)

RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.40% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.65% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.80% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.30% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.55% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.70% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)

 218  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee

RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)

FPA	1.25%

4.	CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.	SURRENDER CHARGES
RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Global Thematic Gro, Cl B	$177,883
AB VPS Gro & Inc, Cl B	732,833
AB VPS Intl Val, Cl B	763,980
AB VPS Lg Cap Gro, Cl B	201,105
AC VP Intl, Cl I	19,738
AC VP Intl, Cl II	166,662
AC VP Mid Cap Val, Cl II	1,171,332
AC VP Ultra, Cl II	302,461
AC VP Val, Cl I	58,412
AC VP Val, Cl II	2,307,631
BlackRock Global Alloc, Cl III	572,384
Calvert VP SRI Bal	101,594
Col VP Bal, Cl 3	551,641
Col VP Cash Mgmt, Cl 2	443,436
Col VP Cash Mgmt, Cl 3	6,713,424
Col VP Div Bond, Cl 2	555,373
Col VP Div Bond, Cl 3	8,936,234
Col VP Divd Opp, Cl 2	260,725
Col VP Divd Opp, Cl 3	977,686
Col VP Emer Mkts, Cl 2	79,284
Col VP Emer Mkts, Cl 3	1,934,862
Col VP Global Bond, Cl 2	156,574
Col VP Global Bond, Cl 3	1,859,029
Col VP Hi Inc, Cl 2	1,142,976
Col VP Hi Yield Bond, Cl 2	419,024
Col VP Hi Yield Bond, Cl 3	3,128,443
Col VP Inc Opp, Cl 2	193,959
Col VP Inc Opp, Cl 3	2,749,434
Col VP Intl Opp, Cl 2	24,659
Col VP Intl Opp, Cl 3	463,882
Col VP Lg Cap Gro, Cl 2	47,932
Col VP Lg Cap Gro, Cl 3	525,283
Col VP Lg Core Quan, Cl 2	2,569
Col VP Lg Core Quan, Cl 3	513,282
Col VP Limited Duration Cr, Cl 2	200,120
Col VP Man Vol Mod Gro, Cl 2	148,663,357
Col VP Marsico Gro, Cl 1	786,200
Col VP Marsico Intl Opp, Cl 2	198,800
Col VP Mid Cap Gro Opp, Cl 2	21,194
Col VP Mid Cap Gro Opp, Cl 3	324,889
Col VP Mid Cap Val Opp, Cl 2	16,687
Col VP Mid Cap Val Opp, Cl 3	182,255
Col VP S&P 500, Cl 3	1,097,698
Col VP Select Lg Cap Val, Cl 2	1,016
Col VP Select Lg Cap Val, Cl 3	181,565
Col VP Select Sm Cap Val, Cl 2	2,411
Col VP Select Sm Cap Val, Cl 3	144,370
Col VP US Govt Mtge, Cl 2	119,553
Col VP US Govt Mtge, Cl 3	2,460,319
Col VP Strategic Inc, Cl 2	234,911
CS Commodity Return	276,502
Drey VIF Intl Eq, Serv	15,857

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  219

Division	Purchases

DWS Alt Asset Alloc VIP, Cl B	$313,603
EV VT Floating-Rate Inc	2,294,687
Fid VIP Contrafund, Serv Cl 2	2,675,844
Fid VIP Gro & Inc, Serv Cl	118,051
Fid VIP Gro & Inc, Serv Cl 2	610,960
Fid VIP Mid Cap, Serv Cl	286,765
Fid VIP Mid Cap, Serv Cl 2	3,517,592
Fid VIP Overseas, Serv Cl	29,750
Fid VIP Overseas, Serv Cl 2	691,428
FTVIPT Frank Global Real Est, Cl 2	1,042,437
FTVIPT Frank Sm Cap Val, Cl 2	933,180
FTVIPT Mutual Shares Sec, Cl 2	766,840
GS VIT Mid Cap Val, Inst	465,655
GS VIT Structd Sm Cap Eq, Inst	10,807
GS VIT Structd U.S. Eq, Inst	425,769
Invesco VI Core Eq, Ser I	239,388
Invesco VI Div Divd, Ser I	305,264
Invesco VI Div Divd, Ser II	107,164
Invesco VI Global Hlth, Ser II	269,207
Invesco VI Intl Gro, Ser II	571,213
Invesco VI Tech, Ser I	323,477
Invesco VI Am Fran, Ser I	268,339
Invesco VI Am Fran, Ser II	4,996,379
Invesco VI Comstock, Ser II	440,614
Invesco VI Mid Cap Gro, Ser I	575,755
Invesco VI Mid Cap Gro, Ser II	1,561,718
Janus Aspen Enterprise, Serv	24,177
Janus Aspen Global Tech, Serv	126,512
Janus Aspen Janus, Serv	470,296
Janus Aspen Gbl Alloc Mod, Serv	1,466
Janus Aspen Overseas, Serv	580,197
CB Var Sm Cap Gro, Cl I	241,731
MFS Inv Gro Stock, Serv Cl	624,820
MFS New Dis, Serv Cl	413,888
MFS Utilities, Serv Cl	1,339,419
MS UIF Global Real Est, Cl II	376,950
MS UIF Mid Cap Gro, Cl II	752,977
NB AMT Intl Eq, Cl S	280,394
NB AMT Soc Responsive, Cl S	48,171
Oppen Global VA, Serv	769,093
Oppen Global Strategic Inc VA, Srv	5,626,364
Oppen Main St Sm Cap VA, Serv	173,065
Oppen Eq Inc VA, Serv	22,017
PIMCO VIT All Asset, Advisor Cl	4,815,727
PIMCO VIT Glb Multi-Asset, Advisor Cl	106,790
Put VT Global Hlth Care, Cl IB	197,965
Put VT Intl Eq, Cl IB	139,065
Put VT Multi-Cap Gro, Cl IA	151,815
Put VT Multi-Cap Gro, Cl IB	41,820
Royce Micro-Cap, Invest Cl	45,203
Third Ave Val	32,442
VP Aggr, Cl 2	7,128,428
VP Aggr, Cl 4	3,591,146
VP AC Div Bond, Cl 2	109,374
VP AC Gro, Cl 2	19,512
VP BR Gl Infl Prot Sec, Cl 2	202,453
VP BR Gl Infl Prot Sec, Cl 3	3,181,195
VP Col Wanger Intl Eq, Cl 2	240,508
VP Col Wanger US Eq, Cl 2	43,975
VP Conserv, Cl 2	22,326,106
VP Conserv, Cl 4	25,411,313
VP DFA Intl Val, Cl 2	28,934
VP EV Floating Rate Inc, Cl 2	272,107
VP Invesco Intl Gro, Cl 2	29,611
VP JPM Core Bond, Cl 2	188,885
VP Jennison Mid Cap Gro, Cl 2	108,980
VP Holl Lg Cap Gro, Cl 2	24,752
VP MFS Val, Cl 2	12,805
VP Mod, Cl 2	92,493,860
VP Mod, Cl 4	49,768,994
VP Mod Aggr, Cl 2	33,995,331
VP Mod Aggr, Cl 4	13,641,548
VP Mod Conserv, Cl 2	38,022,439
VP Mod Conserv, Cl 4	25,937,889
VP MS Global Real Est, Cl 2	79,449
VP NFJ Divd Val, Cl 2	84,943
VP Nuveen Winslow Lg Cap Gro, Cl 2	5,514
VP Ptnrs Sm Cap Gro, Cl 2	80,096
VP Ptnrs Sm Cap Val, Cl 2	69,565
VP Ptnrs Sm Cap Val, Cl 3	243,902
VP PIMCO Mortgage Backed Sec, Cl 2	39,608
VP Pyramis Intl Eq, Cl 2	20,952
VP Sit Divd Gro, Cl 2	72,214
VP Sit Divd Gro, Cl 3	162,543
VP Vty Estb Val, Cl 2	120,778
VP Vty Estb Val, Cl 3	75,805
VP WF Short Duration Govt, Cl 2	81,618
Wanger Intl	2,432,472
Wanger USA	2,027,320
WF Adv VT Index Asset Alloc, Cl 2	105,603
WF Adv VT Intl Eq, Cl 2	410,581
WF Adv VT Opp, Cl 2	266,555
WF Adv VT Sm Cap Gro, Cl 2	552,756

 220  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	$1.10	$1.27	$1.01	$—	$—
0.75%	1.08	1.30	1.53	—	1.04
0.85%	1.16	1.17	0.74	1.26	—
0.95%	1.07	1.27	1.50	1.33	1.01
1.00%	1.06	1.62	1.66	—	—
1.05%	1.15	1.15	0.73	1.24	—
1.10%	1.15	1.15	0.73	1.24	—
1.15%	—	—	—	0.99	—
1.20%	1.05	1.59	1.63	1.32	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	1.14	0.72	1.22	—
1.30%	1.13	1.14	0.72	1.22	—
1.35%	—	—	—	1.32	—
1.40%	—	—	—	0.99	—
1.45%	1.12	1.12	0.71	1.21	—
1.55%	—	—	—	1.31	—
1.60%	—	—	—	1.31	—
1.65%	—	—	—	0.99	—
1.70%	—	—	—	1.31	—
1.80%	—	—	—	0.98	—

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	$1.49	$1.18	$1.21	$—	$1.34
0.75%	1.43	1.17	1.20	2.04	1.65
0.85%	—	1.45	1.31	—	1.20
0.95%	1.40	1.16	1.18	1.99	1.61
1.00%	1.86	1.15	1.18	—	1.77
1.05%	—	1.43	1.29	—	1.19
1.10%	—	1.43	1.29	—	1.18
1.15%	—	—	—	—	1.04
1.20%	1.81	1.14	1.16	—	1.73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.42	1.28	—	1.17
1.30%	—	1.41	1.27	—	1.17
1.35%	—	—	—	—	1.30
1.40%	—	—	—	—	1.04
1.45%	—	1.40	1.26	—	1.16
1.55%	—	—	—	—	1.30
1.60%	—	—	—	—	1.29
1.65%	—	—	—	—	1.04
1.70%	—	—	—	—	1.29
1.80%	—	—	—	—	1.04

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  221

		Calvert	Col VP	Col VP	Col VP
		VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,
Subaccount	BlackRock Global Alloc, Cl III	Bal	Cl 3	Cl 2	Cl 3

0.55%	$1.03	$1.28	$1.36	$—	$1.10
0.75%	1.03	1.18	1.24	—	1.13
0.85%	1.03	—	1.24	0.98	1.04
0.95%	1.03	1.15	1.21	0.98	1.10
1.00%	1.03	1.47	1.60	—	1.05
1.05%	1.03	—	1.22	0.97	1.02
1.10%	1.03	—	1.22	0.97	1.02
1.15%	1.03	—	1.04	0.99	—
1.20%	1.03	1.44	1.56	0.97	1.03
1.25%	—	—	—	—	—
1.25%	—	—	1.21	—	1.01
1.25%	—	—	—	—	—
1.25%	—	—	1.88	—	1.24
1.25%	1.03	—	—	—	—
1.30%	1.03	—	1.20	0.97	1.01
1.35%	1.03	—	1.30	0.97	—
1.40%	1.03	—	1.04	0.99	—
1.45%	1.03	—	1.19	0.96	1.00
1.55%	1.02	—	1.29	0.96	—
1.60%	1.02	—	1.29	0.96	—
1.65%	1.02	—	1.04	0.99	—
1.70%	1.02	—	1.29	0.96	—
1.80%	1.02	—	1.03	0.99	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.44	$—	$1.42	$—
0.75%	—	1.73	—	1.77	—
0.85%	1.14	1.38	1.28	1.12	1.14
0.95%	1.14	1.69	1.28	1.73	1.14
1.00%	—	1.50	—	2.12	—
1.05%	1.14	1.36	1.28	1.11	1.13
1.10%	1.14	1.36	1.28	1.10	1.13
1.15%	1.05	—	1.02	—	1.06
1.20%	1.13	1.47	1.27	2.07	1.13
1.25%	—	—	—	1.68	—
1.25%	—	1.35	—	1.09	—
1.25%	—	—	—	—	—
1.25%	—	1.84	—	—	—
1.25%	—	—	—	—	—
1.30%	1.13	1.34	1.27	1.09	1.13
1.35%	1.13	—	1.27	—	1.12
1.40%	1.05	—	1.02	—	1.06
1.45%	1.13	1.33	1.26	1.08	1.12
1.55%	1.13	—	1.26	—	1.12
1.60%	1.12	—	1.26	—	1.12
1.65%	1.04	—	1.02	—	1.05
1.70%	1.12	—	1.26	—	1.11
1.80%	1.04	—	1.01	—	1.05

 222  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield Bond,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	$2.36	$—	$1.42	$1.57	$—
0.75%	2.99	—	2.00	1.55	—
0.85%	1.56	1.14	1.40	1.55	1.30
0.95%	2.91	1.13	1.95	1.53	1.29
1.00%	3.62	—	1.68	1.52	—
1.05%	1.54	1.13	1.38	1.53	1.29
1.10%	1.54	1.13	1.37	1.52	1.29
1.15%	—	1.04	—	1.09	1.09
1.20%	3.54	1.13	1.65	1.50	1.28
1.25%	1.99	—	—	—	—
1.25%	1.52	—	1.36	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.94	—	—
1.25%	—	—	—	1.51	—
1.30%	1.52	1.12	1.35	1.50	1.28
1.35%	—	1.12	—	1.15	1.28
1.40%	—	1.04	—	1.09	1.09
1.45%	1.50	1.12	1.34	1.49	1.28
1.55%	—	1.12	—	1.15	1.27
1.60%	—	1.12	—	1.15	1.27
1.65%	—	1.04	—	1.09	1.09
1.70%	—	1.11	—	1.14	1.27
1.80%	—	1.04	—	1.09	1.09

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1.82	$—	$1.76	$—	$1.44
0.75%	2.19	—	1.73	—	1.03
0.85%	1.66	1.28	1.65	1.21	1.11
0.95%	2.15	1.28	1.70	1.20	1.01
1.00%	2.45	—	1.70	—	1.89
1.05%	1.64	1.28	1.62	1.20	1.10
1.10%	1.63	1.28	1.62	1.20	1.10
1.15%	—	1.09	—	1.07	—
1.20%	2.40	1.27	1.67	1.20	1.86
1.25%	—	—	—	—	—
1.25%	1.61	—	—	—	1.09
1.25%	—	—	—	—	—
1.25%	2.25	—	—	—	1.36
1.25%	—	—	1.60	—	—
1.30%	1.61	1.27	1.60	1.19	1.08
1.35%	—	1.27	—	1.19	—
1.40%	—	1.09	—	1.07	—
1.45%	1.59	1.26	1.58	1.19	1.07
1.55%	—	1.26	—	1.19	—
1.60%	—	1.26	—	1.19	—
1.65%	—	1.09	—	1.06	—
1.70%	—	1.26	—	1.18	—
1.80%	—	1.09	—	1.06	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  223

					Col VP
	Col VP	Col VP	Col VP	Col VP	Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.28	$—	$1.25	$—
0.75%	—	0.61	—	0.89	—
0.85%	1.38	1.18	1.42	1.14	1.08
0.95%	1.38	0.60	1.42	0.87	1.07
1.00%	—	1.45	—	1.45	—
1.05%	1.37	1.16	1.41	1.13	1.07
1.10%	1.37	1.16	1.41	1.13	1.07
1.15%	1.02	—	0.99	—	1.03
1.20%	1.37	1.42	1.41	1.43	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	1.11	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.46	—
1.25%	—	1.15	—	—	—
1.30%	1.36	1.14	1.40	1.11	1.07
1.35%	1.36	—	1.40	—	1.06
1.40%	1.01	—	0.99	—	1.03
1.45%	1.36	1.13	1.40	1.10	1.06
1.55%	1.36	—	1.39	—	1.06
1.60%	1.35	—	1.39	—	1.06
1.65%	1.01	—	0.99	—	1.02
1.70%	1.35	—	1.39	—	1.05
1.80%	1.01	—	0.99	—	1.02

	Col VP		Col VP	Col VP	Col VP
	Man Vol	Col VP	Marsico	Mid Cap	Mid Cap
	Mod Gro,	Marsico Gro,	Intl Opp,	Gro Opp,	Gro Opp,
Subaccount	Cl 2	Cl 1	Cl 2	Cl 2	Cl 3

0.55%	$—	$1.19	$0.99	$—	$1.34
0.75%	—	1.17	0.97	—	1.42
0.85%	—	1.27	1.09	1.18	1.31
0.95%	1.02	1.15	0.96	1.17	1.39
1.00%	—	1.15	0.96	—	1.60
1.05%	1.02	1.26	1.08	1.17	1.29
1.10%	—	1.25	1.08	1.17	1.29
1.15%	1.02	—	1.03	0.96	—
1.20%	1.02	1.14	0.94	1.17	1.57
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.28
1.25%	—	—	—	—	1.09
1.25%	—	—	—	—	—
1.25%	—	1.24	1.07	—	—
1.30%	1.02	1.24	1.06	1.16	1.27
1.35%	—	—	1.17	1.16	—
1.40%	1.02	—	1.03	0.96	—
1.45%	1.02	1.22	1.05	1.16	1.26
1.55%	1.02	—	1.16	1.16	—
1.60%	—	—	1.16	1.16	—
1.65%	1.02	—	1.03	0.95	—
1.70%	1.02	—	1.16	1.15	—
1.80%	1.02	—	1.03	0.95	—

 224  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP
	Mid Cap	Mid Cap	Col VP	Col VP Select	Col VP Select
	Val Opp,	Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$—	$1.34	$1.32	$—	$1.31
0.75%	—	1.48	1.08	—	1.29
0.85%	1.34	1.21	1.22	1.37	1.17
0.95%	1.34	1.45	1.06	1.37	1.27
1.00%	—	1.45	1.64	—	1.27
1.05%	1.34	1.19	1.21	1.37	1.16
1.10%	1.34	1.19	1.20	1.37	1.16
1.15%	1.04	—	1.03	1.03	—
1.20%	1.33	1.43	1.60	1.36	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.18	1.19	—	1.14
1.30%	1.33	1.17	1.19	1.36	1.14
1.35%	1.33	—	1.34	1.36	—
1.40%	1.04	—	1.02	1.03	—
1.45%	1.32	1.16	1.18	1.35	1.13
1.55%	1.32	—	1.34	1.35	—
1.60%	1.32	—	1.34	1.35	—
1.65%	1.04	—	1.02	1.02	—
1.70%	1.32	—	1.33	1.35	—
1.80%	1.04	—	1.02	1.02	—

	Col VP Select		Col VP	Col VP	Col VP
	Sm Cap Val,	Col VP Select Sm Cap Val,	US Govt Mtge,	US Govt Mtge,	Strategic Inc,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.31	$—	$1.17	$—
0.75%	—	1.55	—	1.31	—
0.85%	1.35	1.22	1.01	1.12	1.05
0.95%	1.34	1.51	1.01	1.28	1.05
1.00%	—	2.04	—	1.12	—
1.05%	1.34	1.20	1.01	1.10	1.05
1.10%	1.34	1.20	1.01	1.10	1.05
1.15%	1.02	—	1.00	—	1.07
1.20%	1.33	1.99	1.00	1.10	1.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.19	—	1.09	—
1.30%	1.33	1.18	1.00	1.08	1.04
1.35%	1.33	—	1.00	—	1.04
1.40%	1.02	—	1.00	—	1.07
1.45%	1.33	1.17	1.00	1.07	1.04
1.55%	1.32	—	0.99	—	1.04
1.60%	1.32	—	0.99	—	1.04
1.65%	1.02	—	1.00	—	1.07
1.70%	1.32	—	0.99	—	1.04
1.80%	1.01	—	1.00	—	1.07

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  225

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	$0.87	$—	$1.00	$1.28	$1.20
0.75%	0.86	—	1.00	1.26	1.19
0.85%	0.87	1.07	1.00	1.25	1.28
0.95%	0.85	—	1.00	1.25	1.17
1.00%	0.85	—	1.00	1.24	1.17
1.05%	0.86	1.05	1.00	1.23	1.26
1.10%	0.86	1.05	1.00	1.23	1.26
1.15%	—	—	1.00	—	1.02
1.20%	0.83	—	1.00	1.23	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.85	1.04	1.00	1.22	1.24
1.30%	0.85	1.04	1.00	1.21	1.24
1.35%	—	—	1.00	—	1.32
1.40%	—	—	1.00	—	1.02
1.45%	0.84	1.03	1.00	1.20	1.23
1.55%	—	—	1.00	—	1.31
1.60%	—	—	1.00	—	1.31
1.65%	—	—	0.99	—	1.01
1.70%	—	—	0.99	—	1.31
1.80%	—	—	0.99	—	1.01

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$—	$1.33	$—	$1.71	$—
0.75%	1.20	1.37	2.36	2.52	1.12
0.85%	—	—	—	1.36	—
0.95%	1.17	1.34	2.30	2.46	1.10
1.00%	—	1.56	—	2.64	—
1.05%	—	—	—	1.34	—
1.10%	—	—	—	1.34	—
1.15%	—	—	—	1.01	—
1.20%	—	1.53	—	2.59	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.33	—
1.30%	—	—	—	1.32	—
1.35%	—	—	—	1.23	—
1.40%	—	—	—	1.01	—
1.45%	—	—	—	1.31	—
1.55%	—	—	—	1.23	—
1.60%	—	—	—	1.22	—
1.65%	—	—	—	1.01	—
1.70%	—	—	—	1.22	—
1.80%	—	—	—	1.01	—

 226  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

		FTVIPT Frank
	Fid VIP	Global		FTVIPT	GS VIT
	Overseas,	Real Est,		Mutual	Mid Cap Val,
Subaccount	Serv Cl 2	Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	Shares Sec, Cl 2	Inst

0.55%	$1.31	$1.09	$1.56	$1.35	$1.57
0.75%	1.46	2.02	2.63	1.49	2.76
0.85%	1.03	0.92	1.34	1.12	—
0.95%	1.43	1.97	2.57	1.46	2.69
1.00%	1.80	1.78	2.32	1.71	2.25
1.05%	1.02	0.91	1.32	1.10	—
1.10%	1.01	0.90	1.32	1.10	—
1.15%	—	—	1.07	1.05	—
1.20%	1.77	1.74	2.27	1.67	2.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	0.89	1.30	1.09	—
1.30%	1.00	0.89	1.30	1.08	—
1.35%	—	—	1.44	1.23	—
1.40%	—	—	1.07	1.05	—
1.45%	0.99	0.88	1.29	1.07	—
1.55%	—	—	1.44	1.22	—
1.60%	—	—	1.44	1.22	—
1.65%	—	—	1.07	1.05	—
1.70%	—	—	1.43	1.22	—
1.80%	—	—	1.07	1.05	—

	GS VIT	GS VIT
	Structd	Structd	Invesco	Invesco	Invesco
	Sm Cap Eq,	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Inst	Inst	Ser I	Ser I	Ser II

0.55%	$—	$1.20	$—	$1.09	$—
0.75%	1.64	1.03	—	1.08	—
0.85%	—	1.08	—	—	1.08
0.95%	1.60	1.01	—	1.08	—
1.00%	—	1.54	—	1.08	—
1.05%	—	1.07	—	—	1.07
1.10%	—	1.07	—	—	1.07
1.15%	—	—	—	—	—
1.20%	—	1.51	—	1.07	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.05	2.05	—	1.07
1.30%	—	1.05	—	—	1.07
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1.04	—	—	1.06
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  227

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	$1.32	$1.49	$1.35	$—	$0.97
0.75%	1.30	1.47	0.92	0.97	0.97
0.85%	1.37	1.28	—	—	0.97
0.95%	1.28	1.45	0.90	0.97	0.97
1.00%	1.28	1.44	1.72	—	0.97
1.05%	1.35	1.27	—	—	0.97
1.10%	1.34	1.26	—	—	0.97
1.15%	—	—	—	—	—
1.20%	1.26	1.42	1.69	—	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.25	—	—	0.96
1.30%	1.33	1.25	—	—	0.96
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.31	1.23	—	—	0.96
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

		Invesco	Invesco	Janus Aspen	Janus Aspen
	Invesco	VI Mid Cap Gro,	VI Mid Cap Gro,	Enterprise,	Global Tech,
Subaccount	VI Comstock, Ser II	Ser I	Ser II	Serv	Serv

0.55%	$1.29	$—	$0.98	$—	$—
0.75%	1.27	0.98	0.98	0.80	0.61
0.85%	1.16	—	0.98	—	—
0.95%	1.25	0.98	0.98	0.78	0.60
1.00%	1.25	0.98	0.98	—	2.15
1.05%	1.15	—	0.98	—	—
1.10%	1.15	—	0.98	—	—
1.15%	—	—	—	—	—
1.20%	1.23	0.97	0.97	—	2.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	—	0.97	—	—
1.30%	1.13	—	0.97	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.12	—	0.97	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

 228  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

			Janus Aspen	CB Var Sm	MFS
	Janus Aspen Janus,	Janus Aspen Gbl Alloc Mod,	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Serv	Serv	Cl I	Serv Cl

0.55%	$1.08	$1.04	$—	$1.27	$1.42
0.75%	1.07	1.04	1.46	1.26	0.83
0.85%	1.06	1.04	—	1.25	1.37
0.95%	1.05	1.04	1.43	1.24	0.81
1.00%	1.05	1.04	2.88	1.24	1.60
1.05%	1.05	1.04	—	1.24	1.36
1.10%	1.05	1.04	—	1.23	1.35
1.15%	1.01	1.04	—	—	—
1.20%	1.04	1.04	2.81	1.23	1.57
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.04	1.04	—	1.22	1.34
1.30%	1.03	1.04	—	1.22	1.33
1.35%	1.27	1.03	—	—	—
1.40%	1.01	1.03	—	—	—
1.45%	1.02	1.03	—	1.21	1.32
1.55%	1.27	1.03	—	—	—
1.60%	1.26	1.03	—	—	—
1.65%	1.01	1.03	—	—	—
1.70%	1.26	1.03	—	—	—
1.80%	1.00	1.03	—	—	—

			MS UIF
	MFS	MFS	Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

0.55%	$1.75	$2.24	$1.22	$1.31	$0.95
0.75%	1.33	2.45	1.20	1.29	0.94
0.85%	—	1.65	1.22	1.49	1.06
0.95%	1.29	2.40	1.19	1.28	0.93
1.00%	2.15	3.50	1.19	1.27	0.93
1.05%	—	1.63	1.21	1.47	1.05
1.10%	—	1.63	1.20	1.47	1.05
1.15%	—	1.07	—	0.93	—
1.20%	2.10	3.51	1.17	1.25	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.61	1.19	1.45	1.04
1.30%	—	1.61	1.19	1.45	1.03
1.35%	—	1.37	—	1.23	—
1.40%	—	1.07	—	0.93	—
1.45%	—	1.59	1.17	1.43	1.02
1.55%	—	1.37	—	1.23	—
1.60%	—	1.37	—	1.23	—
1.65%	—	1.07	—	0.93	—
1.70%	—	1.36	—	1.22	—
1.80%	—	1.07	—	0.92	—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  229

				Oppen
		Oppen		Main St	Oppen
	NB AMT	Global VA,	Oppen Global Strategic Inc VA,	Sm Cap VA,	Eq Inc VA,
Subaccount	Soc Responsive, Cl S	Serv	Serv	Serv	Serv

0.55%	$—	$1.55	$1.56	$1.49	$—
0.75%	—	1.52	1.53	1.47	—
0.85%	1.25	1.27	1.46	1.29	1.03
0.95%	1.25	1.50	1.51	1.44	—
1.00%	—	1.49	1.50	1.44	—
1.05%	1.24	1.25	1.44	1.28	1.02
1.10%	1.23	1.25	1.44	1.27	1.02
1.15%	1.01	1.08	—	1.03	—
1.20%	1.24	1.47	1.48	1.41	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.22	1.24	1.43	1.26	1.01
1.30%	1.22	1.23	1.42	1.26	1.00
1.35%	1.24	1.28	—	1.37	—
1.40%	1.00	1.08	—	1.03	—
1.45%	1.20	1.22	1.41	1.25	0.99
1.55%	1.23	1.27	—	1.36	—
1.60%	1.23	1.27	—	1.36	—
1.65%	1.00	1.08	—	1.03	—
1.70%	1.23	1.27	—	1.36	—
1.80%	1.00	1.08	—	1.03	—

			Put VT
	PIMCO VIT	PIMCO VIT	Global	Put VT	Put VT
	All Asset,	Glb Multi-Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Cl IA

0.55%	$1.48	$1.03	$1.49	$1.22	$—
0.75%	1.46	1.03	1.37	1.31	—
0.85%	1.45	1.03	—	—	—
0.95%	1.44	1.03	1.34	1.28	—
1.00%	1.43	1.03	1.63	1.62	—
1.05%	1.43	1.03	—	—	—
1.10%	1.43	1.03	—	—	—
1.15%	1.08	1.03	—	—	—
1.20%	1.41	1.03	1.60	1.59	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.42	1.03	—	—	1.45
1.30%	1.41	1.03	—	—	—
1.35%	1.21	1.03	—	—	—
1.40%	1.08	1.03	—	—	—
1.45%	1.40	1.03	—	—	—
1.55%	1.20	1.03	—	—	—
1.60%	1.20	1.03	—	—	—
1.65%	1.07	1.03	—	—	—
1.70%	1.20	1.03	—	—	—
1.80%	1.07	1.03	—	—	—

 230  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	$1.24	$—	$—	$1.23	$1.23
0.75%	1.23	2.68	2.08	1.22	1.22
0.85%	—	—	—	1.22	1.22
0.95%	1.23	2.62	2.03	1.21	1.21
1.00%	1.23	—	—	1.21	1.21
1.05%	—	—	—	1.21	1.21
1.10%	—	—	—	1.21	1.21
1.15%	—	—	—	1.03	—
1.20%	1.22	—	—	1.20	1.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.20	1.20
1.30%	—	—	—	1.20	1.20
1.35%	—	—	—	1.25	—
1.40%	—	—	—	1.03	—
1.45%	—	—	—	1.20	1.20
1.55%	—	—	—	1.24	—
1.60%	—	—	—	1.24	—
1.65%	—	—	—	1.02	—
1.70%	—	—	—	1.24	—
1.80%	—	—	—	1.02	—

			VP BR	VP BR	VP Col
	VP AC	VP AC	Gl Infl	Gl Infl	Wanger
	Div Bond,	Gro,	Prot Sec,	Prot Sec,	Intl Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	$—	$—	$—	$1.41	$—
0.75%	—	—	—	1.39	—
0.85%	1.11	1.34	1.16	1.35	1.25
0.95%	1.10	1.34	1.16	1.37	1.24
1.00%	—	—	—	1.36	—
1.05%	1.10	1.34	1.16	1.33	1.24
1.10%	1.10	1.33	1.15	1.33	1.24
1.15%	1.03	0.98	1.05	—	1.07
1.20%	1.10	1.33	1.15	1.34	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.31	—
1.30%	1.09	1.33	1.15	1.31	1.23
1.35%	1.09	1.33	1.15	—	1.23
1.40%	1.03	0.97	1.04	—	1.07
1.45%	1.09	1.32	1.14	1.30	1.23
1.55%	1.09	1.32	1.14	—	1.22
1.60%	1.09	1.32	1.14	—	1.22
1.65%	1.03	0.97	1.04	—	1.06
1.70%	1.08	1.31	1.14	—	1.22
1.80%	1.02	0.97	1.04	—	1.06

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  231

					VP EV
	VP Col	VP	VP	VP DFA	Floating
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Rate Inc,
Subaccount	Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$—	$1.15	$1.15	$—	$—
0.75%	—	1.14	1.14	—	—
0.85%	1.44	1.14	1.14	1.09	1.12
0.95%	1.44	1.14	1.14	1.09	1.12
1.00%	—	1.13	1.13	—	—
1.05%	1.43	1.13	1.13	1.08	1.12
1.10%	1.43	1.13	1.13	1.08	1.12
1.15%	1.03	1.03	—	1.07	1.03
1.20%	1.43	1.13	1.13	1.08	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.13	1.13	—	—
1.30%	1.43	1.12	1.12	1.08	1.11
1.35%	1.42	1.13	—	1.08	1.11
1.40%	1.02	1.03	—	1.07	1.03
1.45%	1.42	1.12	1.12	1.07	1.11
1.55%	1.42	1.12	—	1.07	1.11
1.60%	1.41	1.12	—	1.07	1.10
1.65%	1.02	1.02	—	1.06	1.03
1.70%	1.41	1.12	—	1.07	1.10
1.80%	1.02	1.02	—	1.06	1.03

	VP Invesco	VP JPM		VP	VP MFS
	Intl Gro,	Core Bond,		Holl Lg Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	VP Jennison Mid Cap Gro, Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.75%	—	—	—	—	—
0.85%	1.22	1.10	1.38	1.33	1.31
0.95%	1.22	1.10	1.38	1.32	1.31
1.00%	—	—	—	—	—
1.05%	1.22	1.10	1.38	1.32	1.31
1.10%	1.22	1.10	1.38	1.32	1.31
1.15%	1.06	1.03	1.01	0.95	1.03
1.20%	1.21	1.09	1.37	1.32	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	1.21	1.09	1.37	1.31	1.30
1.35%	1.21	1.09	1.37	1.31	1.30
1.40%	1.06	1.03	1.01	0.95	1.03
1.45%	1.21	1.09	1.36	1.31	1.30
1.55%	1.20	1.08	1.36	1.30	1.29
1.60%	1.20	1.08	1.36	1.30	1.29
1.65%	1.06	1.02	1.01	0.95	1.03
1.70%	1.20	1.08	1.36	1.30	1.29
1.80%	1.05	1.02	1.01	0.95	1.03

 232  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$1.21	$1.21	$1.22	$1.22	$1.18
0.75%	1.20	1.20	1.21	1.22	1.17
0.85%	1.20	1.20	1.21	1.21	1.17
0.95%	1.19	1.19	1.21	1.21	1.16
1.00%	1.19	1.19	1.21	1.21	1.16
1.05%	1.19	1.19	1.20	1.21	1.16
1.10%	1.19	1.19	1.20	1.20	1.16
1.15%	1.03	—	1.03	—	1.03
1.20%	1.18	1.19	1.20	1.20	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.18	1.18	1.20	1.20	1.15
1.30%	1.18	1.18	1.20	1.20	1.15
1.35%	1.20	—	1.22	—	1.16
1.40%	1.03	—	1.03	—	1.03
1.45%	1.18	1.18	1.19	1.19	1.15
1.55%	1.19	—	1.22	—	1.15
1.60%	1.19	—	1.21	—	1.15
1.65%	1.03	—	1.02	—	1.02
1.70%	1.19	—	1.21	—	1.15
1.80%	1.03	—	1.02	—	1.02

		VP MS
	VP Mod	Global	VP NFJ	VP Nuveen Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1.18	$—	$—	$—	$—
0.75%	1.17	—	—	—	—
0.85%	1.17	1.38	1.36	1.37	1.40
0.95%	1.17	1.38	1.35	1.37	1.40
1.00%	1.16	—	—	—	—
1.05%	1.16	1.38	1.35	1.36	1.39
1.10%	1.16	1.38	1.35	1.36	1.39
1.15%	—	1.15	1.05	0.95	0.97
1.20%	1.16	1.37	1.35	1.36	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.16	—	—	—	—
1.30%	1.15	1.37	1.34	1.35	1.38
1.35%	—	1.37	1.34	1.35	1.38
1.40%	—	1.14	1.05	0.95	0.97
1.45%	1.15	1.36	1.34	1.35	1.38
1.55%	—	1.36	1.33	1.35	1.38
1.60%	—	1.36	1.33	1.34	1.37
1.65%	—	1.14	1.05	0.95	0.97
1.70%	—	1.36	1.33	1.34	1.37
1.80%	—	1.14	1.04	0.95	0.97

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  233

	VP Ptnrs	VP Ptnrs	VP PIMCO Mortgage	VP Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	$—	$1.54	$—	$—	$—
0.75%	—	2.19	—	—	—
0.85%	1.31	1.32	1.06	1.21	1.22
0.95%	1.31	2.14	1.06	1.21	1.22
1.00%	—	2.28	—	—	—
1.05%	1.30	1.30	1.05	1.20	1.21
1.10%	1.30	1.30	1.05	1.20	1.21
1.15%	1.03	—	1.00	1.10	1.00
1.20%	1.30	2.23	1.05	1.20	1.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.29	—	—	—
1.30%	1.30	1.28	1.05	1.20	1.21
1.35%	1.29	—	1.04	1.19	1.21
1.40%	1.03	—	1.00	1.10	0.99
1.45%	1.29	1.27	1.04	1.19	1.20
1.55%	1.29	—	1.04	1.19	1.20
1.60%	1.29	—	1.04	1.19	1.20
1.65%	1.03	—	1.00	1.09	0.99
1.70%	1.28	—	1.04	1.18	1.19
1.80%	1.03	—	1.00	1.09	0.99

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Intl

0.55%	$1.05	$—	$1.42	$—	$2.13
0.75%	1.03	—	1.40	—	1.98
0.85%	1.06	1.32	1.31	1.03	1.44
0.95%	1.02	1.32	1.38	1.02	1.94
1.00%	1.02	—	1.37	—	3.67
1.05%	1.05	1.32	1.29	1.02	1.42
1.10%	1.04	1.31	1.29	1.02	1.42
1.15%	—	1.04	—	1.00	—
1.20%	1.00	1.31	1.35	1.02	3.60
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	—	1.27	—	1.40
1.30%	1.03	1.31	1.27	1.01	1.40
1.35%	—	1.31	—	1.01	—
1.40%	—	1.04	—	1.00	—
1.45%	1.02	1.30	1.26	1.01	1.38
1.55%	—	1.30	—	1.01	—
1.60%	—	1.30	—	1.01	—
1.65%	—	1.04	—	1.00	—
1.70%	—	1.29	—	1.01	—
1.80%	—	1.04	—	1.00	—

 234  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

		WF Adv VT
		Index Asset	WF Adv VT	WF Adv VT
	Wanger	Alloc,	Intl Eq,	Opp,	WF Adv VT
Subaccount	USA	Cl 2	Cl 2	Cl 2	Sm Cap Gro, Cl 2

0.55%	$1.54	$—	$1.28	$1.53	$1.65
0.75%	2.28	1.47	1.26	1.66	1.50
0.85%	1.38	—	0.99	1.40	1.54
0.95%	2.23	1.43	1.24	1.62	1.47
1.00%	2.36	1.65	1.23	2.12	2.43
1.05%	1.36	—	0.98	1.38	1.52
1.10%	1.35	—	0.97	1.38	1.51
1.15%	—	—	—	1.01	0.94
1.20%	2.32	1.60	1.21	2.07	2.38
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.34	—	0.96	1.37	1.50
1.30%	1.34	—	0.96	1.36	1.49
1.35%	—	—	—	1.30	1.28
1.40%	—	—	—	1.01	0.93
1.45%	1.32	—	0.95	1.35	1.48
1.55%	—	—	—	1.30	1.27
1.60%	—	—	—	1.30	1.27
1.65%	—	—	—	1.01	0.93
1.70%	—	—	—	1.29	1.27
1.80%	—	—	—	1.01	0.93

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	—	—	30,430	—	—
0.75%	251,576	2,472,427	3,618,238	—	223,021
0.85%	419,140	289,975	1,565,011	207,407	—
0.95%	89,953	1,373,593	1,774,271	8,052	236,261
1.00%	2,330	141,670	453,094	—	—
1.05%	292,177	164,760	675,471	41,983	—
1.10%	60,394	19,357	246,215	28,804	—
1.15%	—	—	—	—	—
1.20%	16,092	142,273	275,902	7,604	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,215	407	74,969	4,614	—
1.30%	7,221	74,579	248,529	2,150	—
1.35%	—	—	—	241	—
1.40%	—	—	—	—	—
1.45%	294	15,021	13,013	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	1,161,392	4,694,062	8,975,143	300,855	459,282

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  235

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	—	—	—	—	20,533
0.75%	822,301	893,224	600,514	298,392	3,322,385
0.85%	—	1,123,735	422,325	—	2,346,264
0.95%	535,396	493,320	336,874	204,008	2,287,712
1.00%	56,618	54,787	87,436	—	326,552
1.05%	—	481,412	460,577	—	785,630
1.10%	—	84,374	13,944	—	108,982
1.15%	—	—	—	—	—
1.20%	16,440	68,529	52,742	—	274,386
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,308	5,179	—	14,688
1.30%	—	83,667	12,696	—	196,272
1.35%	—	—	—	—	98
1.40%	—	—	—	—	—
1.45%	—	19,113	2,146	—	57,308
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	1,430,755	3,310,469	1,994,433	502,400	9,740,810

		Calvert	Col VP	Col VP	Col VP
	BlackRock Global Alloc,	VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,
Subaccount	Cl III	Bal	Cl 3	Cl 2	Cl 3

0.55%	6,573	2,029	11,425	—	44,778
0.75%	70,212	798,476	1,399,703	—	4,641,275
0.85%	56,670	—	486,144	56,534	1,527,020
0.95%	118,928	514,279	805,913	70,789	4,233,830
1.00%	24,982	22,507	146,864	—	449,582
1.05%	158,696	—	144,398	85,523	2,463,108
1.10%	58,830	—	189,879	424	489,040
1.15%	—	—	—	—	—
1.20%	16,989	22,964	243,651	45,014	450,432
1.25%	—	—	—	—	—
1.25%	—	—	31,294	—	88,676
1.25%	—	—	—	—	—
1.25%	—	—	2,591,686	—	3,011,544
1.25%	—	—	—	—	—
1.30%	31,802	—	47,328	14,641	208,298
1.35%	—	—	—	13,822	—
1.40%	7,324	—	—	—	—
1.45%	—	—	29,790	41,370	150,545
1.55%	—	—	—	3,593	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	551,006	1,360,255	6,128,075	331,710	17,758,128

 236  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	2,188	—	10,891	—
0.75%	—	9,998,202	—	7,121,236	—
0.85%	203,917	5,137,060	46,808	2,800,146	15,419
0.95%	244,847	7,188,334	15,333	4,628,991	121,063
1.00%	—	2,142,142	—	859,510	—
1.05%	75,531	2,454,744	9,170	1,409,131	36,419
1.10%	—	368,437	58,491	260,629	26,459
1.15%	—	—	—	—	—
1.20%	85,388	1,721,049	173,251	625,176	20,841
1.25%	—	—	—	3,805,982	—
1.25%	—	76,383	—	52,875	—
1.25%	—	—	—	—	—
1.25%	—	3,162,100	—	—	—
1.25%	—	—	—	—	—
1.30%	225,556	754,242	25,732	303,938	7,253
1.35%	24,569	—	—	—	1,767
1.40%	6,877	—	—	—	—
1.45%	—	301,036	—	17,593	—
1.55%	4,673	—	4,438	—	1,011
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	871,358	33,305,917	333,223	21,896,098	230,232

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield Bond,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 2

0.55%	17,019	—	4,396	—	—
0.75%	1,252,044	—	2,869,768	916,658	—
0.85%	1,151,540	136,391	1,502,523	690,019	122,577
0.95%	1,039,042	187,627	2,317,798	685,617	194,825
1.00%	148,994	—	452,817	127,682	—
1.05%	733,019	—	803,965	638,528	18,506
1.10%	299,301	11,171	106,000	149,276	6,182
1.15%	—	—	—	—	—
1.20%	89,450	53,542	609,994	276,473	126,125
1.25%	2,177,526	—	—	—	—
1.25%	39,658	—	16,170	—	—
1.25%	—	—	—	—	—
1.25%	—	—	810,193	—	—
1.25%	—	—	—	2,583	—
1.30%	104,934	52,221	281,093	416,683	30,376
1.35%	—	4,792	—	2,564	2,213
1.40%	—	3,484	—	—	—
1.45%	26,827	481	89,041	33,073	—
1.55%	—	2,831	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	7,079,354	452,540	9,863,758	3,939,156	500,804

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  237

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	621	—	16,857	—	8,177
0.75%	3,269,032	—	2,265,957	—	918,158
0.85%	872,938	66,707	1,285,836	20,849	141,856
0.95%	2,410,252	112,455	1,654,751	112,246	813,178
1.00%	400,081	—	222,703	—	74,078
1.05%	449,729	9,118	1,264,293	—	201,022
1.10%	120,332	—	77,201	—	46,344
1.15%	—	—	—	—	—
1.20%	184,859	99,144	252,421	5,032	77,047
1.25%	—	—	—	—	—
1.25%	7,074	—	—	—	78
1.25%	—	—	—	—	—
1.25%	1,853,821	—	—	—	2,617,570
1.25%	—	—	33,059	—	—
1.30%	181,023	39,370	137,428	—	17,215
1.35%	—	2,290	—	162	—
1.40%	—	3,487	—	—	—
1.45%	9,369	437	24,637	—	652
1.55%	—	2,568	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	9,759,131	335,576	7,235,143	138,289	4,915,375

					Col VP
	Col VP	Col VP	Col VP		Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Col VP	Duration Cr,
Subaccount	Cl 2	Cl 3	Cl 2	Lg Core Quan, Cl 3	Cl 2

0.55%	—	2,656	—	38,121	—
0.75%	—	3,104,001	—	7,014,941	—
0.85%	—	337,139	1,333	120,823	11,595
0.95%	—	1,984,666	—	2,926,371	90,115
1.00%	—	211,681	—	442,374	—
1.05%	30,047	100,700	—	149,610	68,806
1.10%	—	18,923	—	14,828	2,262
1.15%	—	—	—	—	—
1.20%	—	77,143	—	361,165	43,979
1.25%	—	—	—	—	—
1.25%	—	—	—	4,348	—
1.25%	—	—	—	—	—
1.25%	—	—	—	6,715,611	—
1.25%	—	4,226	—	—	—
1.30%	4,874	18,477	—	2,746	60,084
1.35%	93	—	228	—	4,893
1.40%	—	—	—	—	—
1.45%	—	—	—	—	1,319
1.55%	—	—	354	—	6,947
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	35,014	5,859,612	1,915	17,790,938	290,000

 238  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Col VP		Col VP		Col VP
	Man Vol		Marsico	Col VP	Mid Cap
	Mod Gro,	Col VP	Intl Opp,	Mid Cap Gro Opp,	Gro Opp,
Subaccount	Cl 2	Marsico Gro, Cl 1	Cl 2	Cl 2	Cl 3

0.55%	—	19,126	—	—	387
0.75%	—	2,373,325	696,087	—	522,133
0.85%	—	1,940,701	493,236	3,819	74,884
0.95%	51,138,612	1,998,233	376,268	13,594	383,613
1.00%	—	424,074	93,412	—	39,419
1.05%	63,294,699	975,242	268,794	17,588	52,848
1.10%	—	247,382	156,092	—	16,643
1.15%	4,449,360	—	—	—	—
1.20%	4,492,177	310,244	68,220	—	11,378
1.25%	—	—	—	—	—
1.25%	—	—	—	—	3,850
1.25%	—	—	—	—	2,017,794
1.25%	—	—	—	—	—
1.25%	—	9,199	7,136	—	—
1.30%	23,935,417	165,204	46,394	—	21
1.35%	—	—	—	80	—
1.40%	554,972	—	—	—	—
1.45%	—	21,233	1,553	—	389
1.55%	383,166	—	—	—	—
1.60%	—	—	—	—	—
1.65%	782,194	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	149,030,597	8,483,963	2,207,192	35,081	3,123,359

	Col VP	Col VP
	Mid Cap	Mid Cap	Col VP	Col VP Select	Col VP Select
	Val Opp,	Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	—	4,439	2,176	—	—
0.75%	—	754,084	2,523,682	—	233,399
0.85%	46,761	461,982	260,400	—	207,296
0.95%	23,956	611,329	2,324,630	8,832	235,607
1.00%	—	103,888	177,247	—	55,437
1.05%	—	369,952	260,177	—	40,145
1.10%	—	89,104	60,997	5,392	26,002
1.15%	—	—	—	—	—
1.20%	7,363	50,741	290,555	—	8,374
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,416	997	—	1,666
1.30%	—	66,249	64,057	—	26
1.35%	459	—	—	—	—
1.40%	—	—	—	—	—
1.45%	505	6,226	1,517	—	10,457
1.55%	1,679	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	80,723	2,521,410	5,966,435	14,224	818,409

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  239

			Col VP	Col VP	Col VP
	Col VP Select Sm Cap Val,	Col VP Select Sm Cap Val,	US Govt Mtge,	US Govt Mtge,	Strategic Inc,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	—	—	6,714	—
0.75%	—	550,610	—	3,805,098	—
0.85%	4,495	37,211	104,029	1,314,242	115,779
0.95%	27,358	493,135	182,039	3,142,541	239,998
1.00%	—	63,852	—	445,041	—
1.05%	—	83,622	—	699,868	19,663
1.10%	5,845	8,641	3,659	113,784	—
1.15%	—	—	—	—	—
1.20%	—	46,287	—	139,895	17,092
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	7,734	—	17,185	—
1.30%	—	29,792	6,393	150,612	50,881
1.35%	96	—	8,355	—	1,062
1.40%	—	—	—	—	—
1.45%	—	—	—	89,076	1,050
1.55%	—	—	—	—	3,075
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	37,794	1,320,884	304,475	9,924,056	448,600

	CS	Drey VIF	DWS Alt		Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	EV VT	Contrafund,
Subaccount	Return	Serv	Cl B	Floating-Rate Inc	Serv Cl 2

0.55%	8,090	—	5,203	6,152	26,402
0.75%	984,865	—	62,243	2,358,679	6,131,909
0.85%	646,209	94,421	19,972	1,404,012	4,287,919
0.95%	798,252	—	64,923	1,814,572	3,682,594
1.00%	97,416	—	—	387,226	696,764
1.05%	241,327	59,621	32,237	1,459,763	1,980,952
1.10%	123,495	26,752	7,619	278,693	753,711
1.15%	—	—	—	—	—
1.20%	118,412	—	87,208	455,396	787,174
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,872	1,680	—	133,679	81,336
1.30%	95,131	26,354	30,752	385,374	729,031
1.35%	—	—	—	—	713
1.40%	—	—	—	—	3,740
1.45%	16,944	1,418	—	161,731	42,639
1.55%	—	—	—	—	1,715
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	3,157,013	210,246	310,157	8,845,277	19,206,599

 240  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	—	—	—	26,026	—
0.75%	597,750	2,948,982	613,908	4,722,313	163,105
0.85%	—	—	—	2,667,409	—
0.95%	607,315	2,217,454	668,953	2,380,392	219,663
1.00%	—	581,122	—	516,258	—
1.05%	—	—	—	1,556,859	—
1.10%	—	—	—	395,040	—
1.15%	—	—	—	—	—
1.20%	—	360,032	—	328,459	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	74,357	—
1.30%	—	—	—	313,280	—
1.35%	—	—	—	557	—
1.40%	—	—	—	—	—
1.45%	—	—	—	38,480	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	1,205,065	6,107,590	1,282,861	13,019,430	382,768

		FTVIPT Frank		FTVIPT
	Fid VIP	Global	FTVIPT Frank	Mutual	GS VIT
	Overseas,	Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,
Subaccount	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

0.55%	354	13,997	—	10,146	13,037
0.75%	1,226,580	1,639,373	1,382,798	2,574,816	2,073,488
0.85%	781,130	1,096,586	1,363,935	1,385,331	—
0.95%	924,972	1,170,956	763,834	1,631,953	1,515,959
1.00%	124,624	277,742	191,275	564,952	361,319
1.05%	264,519	481,893	539,016	788,608	—
1.10%	92,514	53,668	103,515	210,103	—
1.15%	—	—	—	—	—
1.20%	112,781	171,640	100,610	353,931	288,574
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	17,953	8,249	5,883	78,256	—
1.30%	59,231	89,853	63,416	315,745	—
1.35%	—	—	321	261	—
1.40%	—	—	3,926	3,697	—
1.45%	14,541	4,326	56,654	19,837	—
1.55%	—	—	—	1,023	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	3,619,199	5,008,283	4,575,183	7,938,659	4,252,377

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  241

	GS VIT	GS VIT
	Structd	Structd	Invesco	Invesco	Invesco
	Sm Cap Eq,	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Inst	Inst	Ser I	Ser I	Ser II

0.55%	—	29,177	—	2,703	—
0.75%	27,110	3,031,289	—	344,627	—
0.85%	—	377,518	—	—	456,478
0.95%	144,561	1,429,091	—	326,769	—
1.00%	—	241,770	—	7,354	—
1.05%	—	212,416	—	—	276,049
1.10%	—	53,132	—	—	42,665
1.15%	—	—	—	—	—
1.20%	—	182,385	—	20,672	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	75,778	3,738,006	—	8,489
1.30%	—	14,004	—	—	13,594
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	567	—	—	1,554
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	171,671	5,647,127	3,738,006	702,125	798,829

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	42,468	—	48,508	—	39,520
0.75%	408,843	946,636	857,998	61,544	2,214,326
0.85%	484,109	610,598	—	—	132,316
0.95%	226,900	624,859	382,468	193,656	967,747
1.00%	10,084	52,614	38,892	—	393,409
1.05%	446,412	456,473	—	—	116,219
1.10%	22,408	66,461	—	—	9,857
1.15%	—	—	—	—	—
1.20%	9,398	116,056	35,381	—	369,370
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,410	28,322	—	—	1,821
1.30%	60,618	95,705	—	—	10,397
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	4,309	9,309	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	1,717,959	3,007,033	1,363,247	255,200	4,254,982

 242  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

		Invesco	Invesco	Janus Aspen	Janus Aspen
	Invesco	VI Mid Cap Gro,	VI Mid Cap Gro,	Enterprise,	Global
Subaccount	VI Comstock, Ser II	Ser I	Ser II	Serv	Tech, Serv

0.55%	35,247	—	—	—	—
0.75%	3,680,621	252,534	448,868	381,282	892,265
0.85%	623,609	—	465,665	—	—
0.95%	1,851,022	189,528	160,189	448,276	345,969
1.00%	516,617	—	5,510	—	5,710
1.05%	329,294	—	264,192	—	—
1.10%	107,083	—	1,958	—	—
1.15%	—	—	—	—	—
1.20%	567,370	—	18,939	—	1,346
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,155	—	12,060	—	—
1.30%	153,673	—	7,888	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,130	—	1,853	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	7,872,821	442,062	1,387,122	829,558	1,245,290

	Janus Aspen		Janus Aspen	CB Var Sm	MFS
	Janus,	Janus Aspen Gbl Alloc Mod,	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Serv	Serv	Cl I	Serv Cl

0.55%	51	—	—	3,308	—
0.75%	1,315,589	—	1,477,075	133,693	2,050,374
0.85%	1,648,669	—	—	251,152	342,604
0.95%	719,652	—	958,965	61,432	1,518,525
1.00%	118,995	—	21,202	971	106,624
1.05%	758,183	—	—	146,576	223,519
1.10%	89,103	—	—	71,659	26,294
1.15%	—	—	—	—	—
1.20%	86,228	—	26,435	5,933	20,314
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,669	—	—	4,040	6,613
1.30%	119,517	—	—	3,834	30,682
1.35%	119	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,149	—	—	1,091	1,515
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	4,884,924	—	2,483,677	683,689	4,327,064

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  243

			MS UIF
	MFS	MFS	Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

0.55%	10,032	17,143	11,357	7,449	137
0.75%	1,176,845	1,216,854	748,969	522,280	533,282
0.85%	—	827,444	714,596	307,620	284,469
0.95%	728,043	1,075,731	395,695	402,086	392,417
1.00%	37,332	105,753	66,398	59,708	39,068
1.05%	—	660,858	245,595	216,470	182,697
1.10%	—	89,473	43,327	63,076	43,578
1.15%	—	—	—	—	—
1.20%	10,572	104,075	51,451	77,071	58,361
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	10,362	11,562	6,153	5,252
1.30%	—	122,486	45,629	24,457	36,380
1.35%	—	943	—	280	—
1.40%	—	3,639	—	—	—
1.45%	—	15,465	3,749	227	2,129
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	1,962,824	4,250,226	2,338,328	1,686,877	1,577,770

				Oppen
	NB AMT	Oppen	Oppen Global	Main St	Oppen
	Soc Responsive,	Global	Strategic Inc	Sm Cap VA,	Eq Inc VA,
Subaccount	Cl S	VA, Serv	VA, Srv	Serv	Serv

0.55%	—	9,015	44,348	—	—
0.75%	—	976,855	8,608,082	396,874	—
0.85%	202,967	903,773	4,368,822	340,000	580,387
0.95%	12,753	1,280,709	5,872,924	422,897	—
1.00%	—	277,142	1,150,433	62,840	—
1.05%	142,121	522,228	2,428,323	198,841	370,943
1.10%	38,699	110,333	604,565	5,210	2,395
1.15%	—	—	—	—	—
1.20%	—	286,227	1,311,863	28,930	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	15,388	70,987	34	19,002
1.30%	—	73,843	1,286,899	23,681	—
1.35%	—	483	—	92	—
1.40%	—	3,841	—	3,808	—
1.45%	—	3,680	203,447	—	2,210
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	396,540	4,463,517	25,950,693	1,483,207	974,937

 244  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

			Put VT
	PIMCO	PIMCO VIT	Global	Put VT	Put VT
	VIT All Asset,	Glb Multi-Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Cl IA

0.55%	130,397	5,166	1,765	—	—
0.75%	3,705,951	—	440,424	600,524	—
0.85%	2,816,319	3,032	—	—	—
0.95%	3,658,620	24,008	269,676	212,752	—
1.00%	1,004,514	—	85,380	64,693	—
1.05%	1,630,368	—	—	—	—
1.10%	633,734	7,437	—	—	—
1.15%	106,498	—	—	—	—
1.20%	950,831	—	25,371	8,144	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	105,965	—	—	—	3,408,704
1.30%	586,582	65,725	—	—	—
1.35%	1,000	—	—	—	—
1.40%	—	—	—	—	—
1.45%	205,156	—	—	—	—
1.55%	1,688	—	—	—	—
1.60%	—	—	—	—	—
1.65%	22,227	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	15,559,850	105,368	822,616	886,113	3,408,704

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	—	—	—	84,635	689,678
0.75%	412,584	139,963	230,437	2,605,157	9,392,846
0.85%	—	—	—	14,124,361	32,697,290
0.95%	170,285	184,896	388,709	5,623,932	3,342,644
1.00%	18,891	—	—	135,492	1,759,409
1.05%	—	—	—	1,000,904	12,253,283
1.10%	—	—	—	2,346,240	5,904,423
1.15%	—	—	—	—	—
1.20%	5,161	—	—	2,981,694	743,170
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	14,088	70,680
1.30%	—	—	—	319,524	3,875,918
1.35%	—	—	—	68,297	—
1.40%	—	—	—	—	—
1.45%	—	—	—	2,257,632	63,885
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	606,921	324,859	619,146	31,561,956	70,793,226

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  245

			VP BR		VP Col
	VP AC	VP AC	Gl Infl		Wanger
	Div Bond,	Gro,	Prot Sec,	VP BR Gl Infl Prot	Intl Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Sec, Cl 3	Cl 2

0.55%	—	—	—	—	—
0.75%	—	—	—	4,301,507	—
0.85%	55,597	5,787	148,395	2,924,716	59,773
0.95%	139,163	28,983	136,912	2,930,120	75,085
1.00%	—	—	—	768,460	—
1.05%	—	—	—	1,287,219	—
1.10%	—	—	7,835	104,542	16,136
1.15%	—	—	—	—	—
1.20%	14,050	6,627	48,650	715,495	180,836
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	4,101	—
1.30%	32,446	—	18,555	322,286	9,625
1.35%	—	457	—	—	459
1.40%	—	—	3,405	—	—
1.45%	—	—	659	19,453	—
1.55%	5,788	3,272	7,397	—	1,797
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	247,044	45,126	371,808	13,377,899	343,711

					VP EV
	VP Col	VP	VP	VP DFA	Floating
	Wanger US Eq,	Conserv,	Conserv,	Intl Val,	Rate Inc,
Subaccount	Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	—	—	1,075,311	—	—
0.75%	—	4,117,817	12,671,107	—	—
0.85%	31,987	12,696,124	38,206,365	31,510	103,382
0.95%	55,010	11,337,543	7,346,487	68,144	185,571
1.00%	—	496,248	2,287,454	—	—
1.05%	—	3,753,807	23,028,216	8,490	9,226
1.10%	—	5,438,874	14,186,016	3,809	6,816
1.15%	—	279,840	—	—	—
1.20%	18,424	8,176,489	1,676,227	10,840	131,171
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	62,544	580,558	—	—
1.30%	20,550	2,280,598	7,781,158	13,037	99,282
1.35%	—	301,510	—	357	5,052
1.40%	—	205,144	—	—	3,501
1.45%	389	6,544,255	2,591,950	—	—
1.55%	790	564,786	—	3,188	6,670
1.60%	—	120,217	—	—	—
1.65%	—	93,010	—	—	—
1.70%	—	23,767	—	—	—
1.80%	—	—	—	—	—

Total	127,150	56,492,573	111,430,849	139,375	550,671

 246  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	65,203	2,867	10,984	22,384	25,223
0.95%	24,272	52,011	44,355	80,031	59,069
1.00%	—	—	—	—	—
1.05%	9,513	3,922	—	—	—
1.10%	32,519	2,197	—	—	7,445
1.15%	—	—	—	—	—
1.20%	34,495	174,582	56,183	11,894	17,604
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	—	17,624	—	3,906
1.35%	—	4,765	317	331	400
1.40%	—	—	3,686	—	—
1.45%	462	—	—	—	—
1.55%	3,686	5,800	1,590	3,304	3,358
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	170,150	246,144	134,739	117,944	117,005

	VP	VP	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	VP Mod Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	—	388,823	14,606	201,971	1,143,637
0.75%	12,841,154	75,197,249	9,367,206	45,331,670	5,718,874
0.85%	81,743,207	267,004,496	58,699,652	140,112,570	21,652,136
0.95%	91,080,427	44,359,374	35,294,046	20,553,443	28,147,312
1.00%	1,585,045	19,082,312	1,064,623	6,747,217	633,249
1.05%	16,778,632	121,347,698	5,500,802	54,212,699	7,552,647
1.10%	25,365,387	78,374,373	9,954,098	27,027,828	5,102,303
1.15%	132,669	—	—	—	1,112,610
1.20%	58,389,608	8,796,036	19,893,582	3,369,655	18,797,461
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	119,888	1,056,292	160,616	427,592	145,853
1.30%	6,617,008	34,926,250	2,646,327	11,774,814	4,837,680
1.35%	780,602	—	139,525	—	339,178
1.40%	—	—	495	—	116,722
1.45%	10,380,066	1,677,275	2,826,459	814,756	3,442,624
1.55%	1,005,708	—	312,754	—	1,280,760
1.60%	30,692	—	—	—	—
1.65%	92,925	—	—	—	356,125
1.70%	15,492	—	—	—	119,894
1.80%	—	—	—	—	87,750

Total	306,958,510	652,210,178	145,874,791	310,574,215	100,586,815

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  247

		VP MS			VP Ptnrs
	VP Mod	Global	VP NFJ	VP Nuveen Winslow	Sm Cap
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	281,928	—	—	—	—
0.75%	23,712,001	—	—	—	—
0.85%	75,889,119	20,085	1,866	19,108	1,341
0.95%	16,222,330	79,655	122,230	8,056	24,541
1.00%	2,761,585	—	—	—	—
1.05%	37,210,382	17,374	22,806	—	—
1.10%	22,422,543	13,521	—	—	—
1.15%	—	—	—	—	—
1.20%	2,293,693	10,434	9,444	4,784	41,815
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	434,799	—	—	—	—
1.30%	13,056,890	23,269	23,845	—	9,307
1.35%	—	684	—	551	397
1.40%	—	3,611	—	3,897	—
1.45%	1,736,598	835	—	—	—
1.55%	—	824	3,248	2,407	801
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	196,021,868	170,292	183,439	38,803	78,202

	VP Ptnrs	VP Ptnrs	VP PIMCO Mortgage	VP Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Backed Sec,	Intl Eq,	Divd Gro,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 2	Cl 2

0.55%	—	13,344	—	—	—
0.75%	—	1,820,547	—	—	—
0.85%	56,859	754,697	28,395	317	3,383
0.95%	19,154	993,738	36,634	10,219	53,296
1.00%	—	194,055	—	—	—
1.05%	6,911	252,360	4,046	10,137	8,755
1.10%	—	57,957	3,491	—	—
1.15%	—	—	—	—	—
1.20%	51,081	198,109	14,545	6,147	13,275
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,039	—	—	—
1.30%	—	122,453	4,450	5,568	40,777
1.35%	206	—	—	107	255
1.40%	—	—	—	—	—
1.45%	—	883	—	—	—
1.55%	2,609	—	3,035	1,888	2,687
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	136,820	4,411,182	94,596	34,383	122,428

 248  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Intl

0.55%	—	—	—	—	17,656
0.75%	1,152,422	—	93,340	—	3,431,064
0.85%	947,256	6,828	109,793	2,068	1,543,362
0.95%	419,786	43,580	19,439	109,163	2,258,253
1.00%	120,580	—	27,764	—	273,868
1.05%	398,210	1,668	68,272	4,169	799,849
1.10%	50,875	45,768	10,249	—	187,723
1.15%	—	—	—	—	—
1.20%	124,358	72,797	5,062	33,071	155,868
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,411	—	5,040	—	13,778
1.30%	115,362	18,627	15,080	49,287	225,425
1.35%	—	247	—	28,796	—
1.40%	—	3,741	—	—	—
1.45%	5,090	—	1,747	—	8,457
1.55%	—	1,678	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	3,336,350	194,934	355,786	226,554	8,915,303

		WF Adv VT Index Asset	WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	Alloc,	Intl Eq,	Opp,	Sm Cap Gro,
Subaccount	USA	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	30,215	—	2,505	89	—
0.75%	3,873,768	1,122,603	859,130	774,611	869,704
0.85%	1,938,313	—	495,193	331,175	453,886
0.95%	2,707,353	390,686	503,383	723,957	519,103
1.00%	479,929	124,976	126,853	114,387	60,679
1.05%	927,168	—	350,112	331,793	318,799
1.10%	279,093	—	50,066	33,056	142,019
1.15%	—	—	—	—	—
1.20%	387,518	42,065	48,613	47,571	64,735
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,879	—	1,179	10,110	46,614
1.30%	215,157	—	57,065	35,285	9,744
1.35%	—	—	—	340	728
1.40%	—	—	—	—	—
1.45%	78,184	—	11,831	16,775	7,269
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	10,945,577	1,680,330	2,505,930	2,419,149	2,493,280

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  249

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS
	Global	AB VPS	AB VPS	AB VPS	AC VP
	Thematic Gro,	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	$65	$112	$30,783	$—	$—
0.75%	271,939	3,223,970	5,558,404	—	231,425
0.85%	488,154	338,929	1,161,621	260,678	—
0.95%	95,684	1,750,920	2,668,530	10,725	239,288
1.00%	2,474	229,490	752,516	—	—
1.05%	335,742	190,107	499,300	52,062	—
1.10%	69,192	22,257	179,981	35,608	—
1.15%	—	—	—	129	—
1.20%	16,835	225,822	449,355	10,066	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,214	575	54,219	5,650	—
1.30%	8,169	84,677	179,261	2,624	—
1.35%	—	—	—	443	—
1.40%	—	—	—	129	—
1.45%	411	16,890	9,291	118	—
1.55%	—	—	—	125	—
1.60%	—	—	—	125	—
1.65%	—	—	—	128	—
1.70%	—	—	—	125	—
1.80%	—	—	—	128	—

Total	$1,313,879	$6,083,749	$11,543,261	$378,863	$470,713

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	$93	$82	$85	$—	$27,415
0.75%	1,177,840	1,043,894	718,977	608,707	5,492,293
0.85%	—	1,633,329	552,872	—	2,817,349
0.95%	753,019	569,789	397,514	406,146	3,687,265
1.00%	105,591	63,156	102,818	—	578,302
1.05%	—	690,606	595,127	—	931,563
1.10%	—	120,555	17,961	—	128,781
1.15%	—	—	—	—	80
1.20%	29,798	78,055	61,140	—	475,966
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	11,766	6,607	—	17,188
1.30%	—	118,233	16,145	—	228,970
1.35%	—	—	—	—	221
1.40%	—	—	—	—	80
1.45%	—	26,722	2,803	—	66,206
1.55%	—	—	—	—	94
1.60%	—	—	—	—	94
1.65%	—	—	—	—	80
1.70%	—	—	—	—	93
1.80%	—	—	—	—	79

Total	$2,066,341	$4,356,187	$2,472,049	$1,014,853	$14,452,119

 250  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

		Calvert	Col VP	Col VP	Col VP
	BlackRock Global Alloc,	VP SRI	Bal,	Cash Mgmt,	Cash Mgmt,
Subaccount	Cl III	Bal	Cl 3	Cl 2	Cl 3

0.55%	$6,781	$2,601	$15,514	$—	$49,385
0.75%	72,339	940,772	1,729,105	—	5,247,249
0.85%	58,346	—	602,854	55,384	1,583,783
0.95%	122,346	591,372	986,110	69,172	4,679,358
1.00%	25,693	32,948	234,218	—	473,839
1.05%	163,158	—	176,775	83,330	2,522,621
1.10%	60,462	—	231,712	2,438	499,079
1.15%	78	—	11	1,984	—
1.20%	17,449	33,022	380,823	43,712	465,368
1.25%	—	—	—	—	—
1.25%	—	—	37,819	—	89,608
1.25%	—	—	—	—	—
1.25%	—	—	5,078,432	—	3,747,136
1.25%	78	—	—	—	—
1.30%	32,640	—	57,030	14,180	209,834
1.35%	78	—	13	13,375	—
1.40%	7,512	—	11	1,979	—
1.45%	78	—	35,544	39,914	150,102
1.55%	78	—	13	5,461	—
1.60%	78	—	13	1,999	—
1.65%	78	—	11	1,976	—
1.70%	78	—	13	1,995	—
1.80%	78	—	11	1,999	—

Total	$567,428	$1,600,715	$9,566,032	$338,898	$19,717,362

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$3,147	$—	$15,416	$—
0.75%	—	17,346,462	—	12,604,346	—
0.85%	233,455	7,098,045	60,098	3,143,897	17,546
0.95%	279,618	12,141,146	19,637	8,031,262	137,436
1.00%	—	3,223,061	—	1,819,770	—
1.05%	86,030	3,347,377	11,715	1,567,113	41,237
1.10%	85	500,937	74,636	288,090	29,925
1.15%	78	—	10	—	81
1.20%	96,915	2,537,427	220,523	1,296,990	23,514
1.25%	—	—	—	6,516,314	—
1.25%	—	102,820	—	57,866	—
1.25%	—	—	—	—	—
1.25%	—	5,912,611	—	—	—
1.25%	—	—	—	—	—
1.30%	255,348	1,012,328	32,670	331,679	8,162
1.35%	27,784	—	13	—	1,986
1.40%	7,194	—	10	—	81
1.45%	85	456,213	13	53,070	80
1.55%	5,260	—	5,601	—	1,211
1.60%	85	—	12	—	80
1.65%	78	—	10	—	80
1.70%	85	—	12	—	79
1.80%	78	—	10	—	80

Total	$992,178	$53,681,574	$424,970	$35,725,813	$261,578

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  251

	Col VP			Col VP	Col VP
	Emer Mkts,	Col VP	Col VP	Hi Inc,	Hi Yield Bond,
Subaccount	Cl 3	Global Bond, Cl 2	Global Bond, Cl 3	Cl 2	Cl 2

0.55%	$40,102	$—	$6,241	$91	$—
0.75%	3,753,188	—	5,725,987	1,418,241	—
0.85%	1,798,576	155,116	2,096,293	1,067,462	158,756
0.95%	3,027,990	212,857	4,517,648	1,046,766	251,695
1.00%	538,931	—	762,854	194,275	—
1.05%	1,130,130	83	1,107,086	975,245	23,847
1.10%	459,648	12,627	145,393	227,197	7,958
1.15%	—	77	—	81	81
1.20%	317,154	60,370	1,006,677	415,153	161,941
1.25%	4,373,308	—	—	—	—
1.25%	60,358	—	21,988	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1,591,497	—	—
1.25%	—	—	—	3,895	—
1.30%	159,093	58,728	380,833	626,173	38,903
1.35%	—	5,383	—	2,959	2,831
1.40%	—	3,706	—	81	81
1.45%	40,300	623	119,517	49,170	95
1.55%	—	3,248	—	86	95
1.60%	—	83	—	86	95
1.65%	—	77	—	81	81
1.70%	—	83	—	86	95
1.80%	—	77	—	81	81

Total	$15,698,778	$513,138	$17,482,014	$6,027,209	$646,635

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield Bond,	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1,131	$—	$29,662	$—	$11,778
0.75%	7,170,652	—	3,948,948	—	947,558
0.85%	1,446,423	85,591	2,115,087	25,167	158,017
0.95%	5,178,054	143,930	2,818,581	135,158	818,673
1.00%	979,612	—	377,650	—	140,241
1.05%	735,651	11,642	2,052,756	86	221,201
1.10%	196,189	95	125,003	86	50,802
1.15%	—	81	—	81	—
1.20%	442,926	126,116	421,201	6,020	143,193
1.25%	—	—	—	—	—
1.25%	11,425	—	—	—	181
1.25%	—	—	—	—	—
1.25%	4,228,941	—	—	—	3,584,495
1.25%	—	—	52,995	—	—
1.30%	291,373	49,952	219,807	86	18,631
1.35%	—	2,903	—	279	—
1.40%	—	3,877	—	80	—
1.45%	14,935	647	39,017	86	17,132
1.55%	—	3,334	—	85	—
1.60%	—	94	—	85	—
1.65%	—	81	—	80	—
1.70%	—	94	—	85	—
1.80%	—	81	—	80	—

Total	$20,697,312	$428,518	$12,200,707	$167,544	$6,111,902

 252  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

					Col VP
	Col VP	Col VP	Col VP	Col VP	Limited
	Lg Cap Gro,	Lg Cap Gro,	Lg Core Quan,	Lg Core Quan,	Duration Cr,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$3,396	$—	$47,767	$—
0.75%	—	1,901,423	—	6,244,050	—
0.85%	14	396,848	1,905	138,182	12,489
0.95%	14	1,191,317	14	2,568,699	96,829
1.00%	—	306,224	—	643,564	—
1.05%	41,246	116,829	14	168,912	73,744
1.10%	14	21,919	14	16,687	2,502
1.15%	10	—	10	—	77
1.20%	14	109,371	14	516,443	46,967
1.25%	—	—	—	—	—
1.25%	—	—	—	4,956	—
1.25%	—	—	—	—	—
1.25%	—	—	—	9,892,747	—
1.25%	—	4,933	—	—	—
1.30%	6,661	21,132	14	3,161	63,998
1.35%	140	—	332	—	5,207
1.40%	10	—	10	—	77
1.45%	14	85	14	109	1,480
1.55%	13	—	508	—	7,357
1.60%	13	—	14	—	80
1.65%	10	—	10	—	77
1.70%	13	—	14	—	80
1.80%	10	—	10	—	77

Total	$48,196	$4,073,477	$2,897	$20,245,277	$311,041

	Col VP		Col VP	Col VP	Col VP
	Man Vol	Col VP	Marsico	Mid Cap	Mid Cap
	Mod Gro,	Marsico Gro,	Intl Opp,	Gro Opp,	Gro Opp,
Subaccount	Cl 2	Cl 1	Cl 2	Cl 2	Cl 3

0.55%	$—	$22,657	$89	$—	$588
0.75%	—	2,776,170	687,513	—	748,745
0.85%	—	2,469,388	539,127	4,506	98,216
0.95%	52,220,880	2,306,408	361,416	15,963	536,511
1.00%	—	487,724	89,427	—	63,113
1.05%	64,586,685	1,224,940	290,245	20,614	68,437
1.10%	—	309,630	167,887	12	21,479
1.15%	4,537,293	—	78	10	—
1.20%	4,579,144	352,198	64,446	12	17,870
1.25%	—	—	—	—	—
1.25%	—	—	—	—	4,920
1.25%	—	—	—	—	2,210,835
1.25%	—	—	—	—	—
1.25%	—	11,419	7,595	—	—
1.30%	24,380,763	204,245	49,273	11	85
1.35%	—	—	75	104	—
1.40%	564,948	—	78	10	—
1.45%	10	25,988	1,633	11	587
1.55%	389,640	—	75	11	—
1.60%	—	—	75	11	—
1.65%	794,838	—	78	10	—
1.70%	10	—	75	11	—
1.80%	10	—	78	10	—

Total	$152,054,221	$10,190,767	$2,259,263	$41,306	$3,771,386

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  253

	Col VP	Col VP
	Mid Cap	Mid Cap	Col VP	Col VP Select	Col VP Select
	Val Opp,	Val Opp,	S&P 500,	Lg Cap Val,	Lg Cap Val,
Subaccount	Cl 2	Cl 3	Cl 3	Cl 2	Cl 3

0.55%	$—	$5,932	$2,878	$—	$69
0.75%	—	1,113,114	2,738,110	—	301,261
0.85%	62,833	558,768	318,194	14	243,308
0.95%	32,110	888,304	2,460,976	12,102	299,217
1.00%	—	150,350	290,162	—	70,125
1.05%	13	441,811	313,899	13	46,518
1.10%	13	105,989	73,338	7,363	30,033
1.15%	10	—	11	11	—
1.20%	9,808	72,282	466,166	13	10,421
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	4,026	1,278	—	1,992
1.30%	13	77,784	76,038	13	114
1.35%	622	—	13	13	—
1.40%	10	—	10	11	—
1.45%	681	7,240	1,794	13	11,810
1.55%	2,231	—	13	13	—
1.60%	13	—	13	13	—
1.65%	11	—	10	11	—
1.70%	13	—	13	13	—
1.80%	11	—	10	11	—

Total	$108,392	$3,425,600	$6,742,926	$19,627	$1,014,868

	Col VP Select	Col VP Select	Col VP	Col VP
	Sm Cap Val,	Sm Cap Val,	US Govt Mtge,	US Govt Mtge,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Col VP Strategic Inc, Cl 2

0.55%	$—	$102	$—	$7,830	$—
0.75%	—	851,197	—	4,991,973	—
0.85%	6,052	45,322	105,260	1,467,256	121,808
0.95%	36,748	748,039	183,727	4,023,287	252,067
1.00%	—	130,132	—	499,358	—
1.05%	13	100,652	77	771,407	20,701
1.10%	7,823	10,367	3,754	125,013	86
1.15%	10	—	76	—	80
1.20%	13	92,269	77	153,838	17,876
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,189	—	18,700	—
1.30%	13	35,287	6,395	163,365	53,120
1.35%	140	—	8,350	—	1,193
1.40%	11	—	76	—	80
1.45%	13	88	76	141,036	1,178
1.55%	13	—	76	—	3,282
1.60%	13	—	76	—	84
1.65%	11	—	76	—	80
1.70%	13	—	76	—	84
1.80%	11	—	76	—	80

Total	$50,897	$2,022,644	$308,248	$12,363,063	$471,799

 254  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc VIP,	Floating-Rate	Contrafund,
Subaccount	Return	Serv	Cl B	Inc	Serv Cl 2

0.55%	$7,046	$—	$5,216	$8,715	$31,736
0.75%	847,316	—	62,321	2,990,589	7,279,078
0.85%	564,178	100,753	19,983	1,753,841	5,473,686
0.95%	677,499	—	64,912	2,263,167	4,322,121
1.00%	82,459	—	78	481,275	813,309
1.05%	208,037	62,830	32,209	1,800,149	2,504,143
1.10%	106,104	28,072	7,610	342,361	946,591
1.15%	—	—	78	—	105
1.20%	98,884	—	87,042	558,484	907,105
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,863	1,832	78	162,730	101,166
1.30%	80,669	27,317	30,672	467,579	904,063
1.35%	—	—	78	—	1,069
1.40%	—	—	78	—	3,903
1.45%	14,227	1,531	78	194,355	91,518
1.55%	—	—	78	—	2,379
1.60%	—	—	78	—	124
1.65%	—	—	78	—	105
1.70%	—	—	78	—	125
1.80%	—	—	78	—	104

Total	$2,709,282	$222,335	$310,823	$11,023,245	$23,382,430

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$—	$177	$—	$44,552	$—
0.75%	716,205	4,071,308	1,447,141	11,908,751	183,123
0.85%	—	—	—	3,628,177	—
0.95%	710,116	2,974,779	1,545,755	5,857,125	240,733
1.00%	—	909,215	—	1,362,441	—
1.05%	—	—	—	2,090,494	—
1.10%	—	—	—	528,921	—
1.15%	—	—	—	105	—
1.20%	—	551,950	—	849,253	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	98,517	—
1.30%	—	—	—	414,148	—
1.35%	—	—	—	686	—
1.40%	—	—	—	104	—
1.45%	—	—	—	50,376	—
1.55%	—	—	—	89	—
1.60%	—	—	—	88	—
1.65%	—	—	—	104	—
1.70%	—	—	—	88	—
1.80%	—	—	—	104	—

Total	$1,426,321	$8,507,429	$2,992,896	$26,834,123	$423,856

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  255

		FTVIPT Frank		FTVIPT
	Fid VIP	Global	FTVIPT Frank	Mutual	GS VIT
	Overseas,	Real Est,	Sm Cap Val,	Shares Sec,	Mid Cap Val,
Subaccount	Serv Cl 2	Cl 2	Cl 2	Cl 2	Inst

0.55%	$463	$15,204	$88	$13,652	$20,527
0.75%	1,789,428	3,340,640	3,635,467	3,839,974	5,747,497
0.85%	804,446	1,006,079	1,826,348	1,544,811	—
0.95%	1,320,590	2,316,850	1,959,506	2,378,892	4,083,264
1.00%	224,637	493,460	443,310	964,245	813,956
1.05%	268,968	436,419	712,610	868,358	—
1.10%	93,768	48,457	136,392	230,463	—
1.15%	—	—	84	80	—
1.20%	199,159	298,893	228,608	592,136	637,381
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,021	7,373	7,674	85,044	—
1.30%	59,219	80,075	82,493	342,019	—
1.35%	—	—	564	411	—
1.40%	—	—	4,280	3,957	—
1.45%	14,409	3,818	72,983	21,282	—
1.55%	—	—	99	1,341	—
1.60%	—	—	99	89	—
1.65%	—	—	84	80	—
1.70%	—	—	99	89	—
1.80%	—	—	83	80	—

Total	$4,793,108	$8,047,268	$9,110,871	$10,887,003	$11,302,625

	GS VIT	GS VIT
	Structd	Structd	Invesco	Invesco	Invesco
	Sm Cap Eq,	U.S. Eq,	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Inst	Inst	Ser I	Ser I	Ser II

0.55%	$—	$34,852	$—	$2,935	$—
0.75%	44,561	3,125,685	—	372,968	—
0.85%	—	408,533	—	—	490,959
0.95%	231,685	1,439,770	—	352,463	—
1.00%	—	372,438	—	7,923	—
1.05%	—	226,921	—	—	295,925
1.10%	—	56,589	—	—	45,696
1.15%	—	—	—	—	—
1.20%	—	275,237	—	22,204	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	79,932	7,784,162	—	9,068
1.30%	—	14,719	—	—	14,511
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	591	—	—	1,655
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	$276,246	$6,035,267	$7,784,162	$758,493	$857,814

 256  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	$56,004	$144	$65,281	$—	$38,317
0.75%	531,979	1,389,607	789,570	59,702	2,145,997
0.85%	661,131	783,674	—	—	128,027
0.95%	291,382	903,916	344,126	187,604	935,740
1.00%	12,899	75,981	66,971	—	380,270
1.05%	601,627	578,347	—	—	112,299
1.10%	30,090	83,988	—	—	9,521
1.15%	—	—	—	—	—
1.20%	11,869	164,830	59,696	—	356,550
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,336	35,441	—	—	1,757
1.30%	80,374	119,333	—	—	10,029
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	5,788	11,514	—	—	146
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	$2,286,479	$4,146,775	$1,325,644	$247,306	$4,118,653

	Invesco	Invesco	Invesco	Janus Aspen	Janus Aspen
	VI Comstock,	VI Mid Cap Gro,	VI Mid Cap Gro,	Enterprise,	Global
Subaccount	Ser II	Ser I	Ser II	Serv	Tech, Serv

0.55%	$45,544	$—	$75	$—	$—
0.75%	4,684,157	246,804	438,826	304,573	547,256
0.85%	726,183	—	454,989	—	—
0.95%	2,317,546	185,065	156,410	355,860	207,060
1.00%	644,048	75	5,378	—	12,270
1.05%	378,580	—	257,785	—	—
1.10%	122,714	—	1,909	—	—
1.15%	—	—	—	—	—
1.20%	696,310	75	18,461	—	2,834
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,985	—	11,751	—	—
1.30%	173,815	—	7,684	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2,387	—	1,803	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.80%	—	—	—	—	—

Total	$9,798,269	$432,019	$1,355,071	$660,433	$769,420

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  257

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var	MFS
	Janus,	Gbl Alloc Mod,	Overseas,	Sm Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Serv	Serv	Cl I	Serv Cl

0.55%	$136	$78	$—	$4,308	$89
0.75%	1,402,558	78	2,160,170	168,332	1,692,964
0.85%	1,747,553	78	—	314,430	470,608
0.95%	758,424	78	1,368,414	76,473	1,223,781
1.00%	125,021	78	60,901	1,297	171,052
1.05%	794,794	78	—	181,425	303,146
1.10%	93,198	78	—	88,438	35,556
1.15%	104	78	—	—	—
1.20%	89,630	79	74,246	7,281	31,939
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	27,617	79	—	4,944	8,852
1.30%	123,403	79	—	4,678	40,933
1.35%	274	79	—	—	—
1.40%	104	79	—	—	—
1.45%	2,201	79	—	1,411	2,003
1.55%	122	79	—	—	—
1.60%	121	79	—	—	—
1.65%	104	79	—	—	—
1.70%	121	79	—	—	—
1.80%	104	79	—	—	—

Total	$5,165,589	$1,493	$3,663,731	$853,017	$3,980,923

			MS UIF
	MFS	MFS	Global	MS UIF	NB AMT
	New Dis,	Utilities,	Real Est,	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Cl II	Cl II	Cl S

0.55%	$17,594	$38,329	$13,862	$9,755	$227
0.75%	1,559,958	2,986,378	902,502	674,967	501,746
0.85%	—	1,369,012	872,774	458,340	302,473
0.95%	941,496	2,589,950	470,435	512,717	364,285
1.00%	80,144	369,676	78,851	75,908	36,138
1.05%	—	1,085,939	296,099	318,634	191,793
1.10%	—	145,660	52,013	92,385	45,605
1.15%	—	109	—	73	—
1.20%	22,216	365,063	60,134	96,468	53,349
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	16,712	13,811	8,932	5,449
1.30%	—	196,772	54,188	35,394	37,573
1.35%	—	1,428	—	434	—
1.40%	—	4,008	—	73	—
1.45%	—	24,624	4,404	325	2,184
1.55%	—	131	—	88	—
1.60%	—	131	—	87	—
1.65%	—	108	—	73	—
1.70%	—	130	—	87	—
1.80%	—	107	—	73	—

Total	$2,621,408	$9,194,267	$2,819,073	$2,284,813	$1,540,822

 258  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

				Oppen
	NB AMT	Oppen	Oppen Global	Main St	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Sm Cap VA,	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	Serv	Serv

0.55%	$—	$13,942	$69,111	$111	$—
0.75%	—	1,489,222	13,201,731	581,943	—
0.85%	253,938	1,145,804	6,392,139	440,079	598,707
0.95%	15,945	1,920,639	8,894,109	609,633	—
1.00%	—	413,979	1,729,256	90,059	—
1.05%	175,524	653,874	3,518,735	253,901	377,835
1.10%	47,641	137,620	870,067	6,636	2,441
1.15%	78	140	—	80	—
1.20%	90	420,660	1,939,880	40,883	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	89	19,010	101,164	135	19,112
1.30%	178	90,934	1,828,865	29,773	76
1.35%	90	739	—	223	—
1.40%	78	4,285	—	3,999	—
1.45%	89	4,488	286,362	91	2,271
1.55%	90	122	—	96	—
1.60%	90	122	—	96	—
1.65%	78	139	—	80	—
1.70%	89	121	—	96	—
1.80%	78	139	—	80	—

Total	$494,165	$6,315,979	$38,831,419	$2,057,994	$1,000,442

			Put VT
	PIMCO VIT	PIMCO VIT	Global	Put VT	Put VT
	All Asset,	Glb Multi-Asset,	Hlth Care,	Intl Eq,	Multi-Cap Gro,
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Cl IA

0.55%	$192,359	$5,345	$2,623	$99	$—
0.75%	5,394,023	78	601,781	789,079	—
0.85%	4,091,471	3,208	—	—	—
0.95%	5,254,525	24,767	360,200	277,929	—
1.00%	1,438,174	78	139,364	104,760	—
1.05%	2,338,119	78	—	—	—
1.10%	905,978	7,664	—	—	—
1.15%	114,728	78	—	—	—
1.20%	1,342,950	78	40,579	12,930	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	149,975	78	—	—	4,960,704
1.30%	828,061	67,639	—	—	—
1.35%	1,298	78	—	—	—
1.40%	80	78	—	—	—
1.45%	286,804	78	—	—	—
1.55%	2,119	78	—	—	—
1.60%	89	78	—	—	—
1.65%	23,857	78	—	—	—
1.70%	89	78	—	—	—
1.80%	80	78	—	—	—

Total	$22,364,779	$109,715	$1,144,547	$1,184,797	$4,960,704

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  259

	Put VT	Royce	Third	VP	VP
	Multi-Cap Gro,	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	$90	$—	$—	$103,734	$846,662
0.75%	509,379	375,610	478,099	3,175,548	11,468,159
0.85%	—	—	—	17,173,810	39,821,255
0.95%	209,277	484,218	787,169	6,818,977	4,059,444
1.00%	23,190	—	—	164,063	2,133,771
1.05%	—	—	—	1,210,259	14,839,188
1.10%	—	—	—	2,833,309	7,141,848
1.15%	—	—	—	10	—
1.20%	6,308	—	—	3,590,789	896,465
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	16,945	85,141
1.30%	—	—	—	383,823	4,662,159
1.35%	—	—	—	85,266	—
1.40%	—	—	—	10	—
1.45%	—	—	—	2,700,439	76,542
1.55%	—	—	—	12	—
1.60%	—	—	—	12	—
1.65%	—	—	—	10	—
1.70%	—	—	—	12	—
1.80%	—	—	—	10	—

Total	$748,244	$859,828	$1,265,268	$38,257,038	$86,030,634

			VP BR	VP BR	VP Col
	VP AC	VP AC	Gl Infl	Gl Infl	Wanger
	Div Bond,	Gro,	Prot Sec,	Prot Sec,	Intl Eq,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 3	Cl 2

0.55%	$—	$—	$—	$75	$—
0.75%	—	—	—	5,983,698	—
0.85%	61,551	7,768	172,326	3,939,297	74,465
0.95%	153,689	38,809	158,590	4,010,812	93,310
1.00%	—	—	—	1,047,646	—
1.05%	83	13	87	1,711,378	90
1.10%	83	13	9,042	138,590	19,981
1.15%	77	10	78	—	80
1.20%	15,421	8,820	56,007	959,732	223,345
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	5,400	—
1.30%	35,525	13	21,307	421,727	11,860
1.35%	83	618	86	—	654
1.40%	77	10	3,633	—	79
1.45%	83	13	840	25,258	89
1.55%	6,300	4,331	8,445	—	2,290
1.60%	82	13	86	—	89
1.65%	76	10	78	—	79
1.70%	82	13	86	—	89
1.80%	76	10	78	—	79

Total	$273,288	$60,464	$430,769	$18,243,613	$426,579

 260  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

					VP EV
	VP Col	VP	VP	VP DFA	Floating
	Wanger	Conserv,	Conserv,	Intl Val,	Rate Inc,
Subaccount	US Eq, Cl 2	Cl 2	Cl 4	Cl 2	Cl 2

0.55%	$—	$12	$1,234,269	$—	$—
0.75%	—	4,700,708	14,465,199	—	—
0.85%	46,101	14,457,078	43,505,536	34,304	116,217
0.95%	79,087	12,873,771	8,341,878	74,004	208,081
1.00%	—	562,778	2,593,888	—	—
1.05%	14	4,250,597	26,074,210	9,196	12,556
1.10%	14	6,150,947	16,043,638	4,196	7,616
1.15%	10	287,892	—	82	77
1.20%	26,326	9,221,677	1,890,516	11,699	146,176
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	70,445	653,782	—	—
1.30%	29,289	2,564,925	8,751,324	14,034	110,348
1.35%	14	340,502	—	459	5,610
1.40%	10	210,658	—	82	3,679
1.45%	565	7,330,339	2,903,635	75	2,218
1.55%	1,134	634,800	—	3,486	7,371
1.60%	14	134,941	—	75	2,212
1.65%	10	95,345	—	82	78
1.70%	14	26,610	—	75	2,206
1.80%	10	10	—	82	78

Total	$182,612	$63,914,035	$126,457,875	$151,931	$624,523

	VP Invesco	VP JPM	VP Jennison	VP Holl	VP MFS
	Intl Gro,	Core Bond,	Mid Cap Gro,	Lg Cap Gro,	Val,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.75%	—	—	—	—	—
0.85%	79,867	3,161	15,207	29,714	33,159
0.95%	29,656	57,224	61,252	105,975	77,465
1.00%	—	—	—	—	—
1.05%	11,593	4,385	14	12	13
1.10%	39,586	2,490	14	13	9,728
1.15%	79	77	10	10	10
1.20%	41,887	190,898	77,110	15,653	22,946
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	88	82	24,129	13	5,079
1.35%	88	5,192	447	447	532
1.40%	79	77	3,728	10	10
1.45%	645	82	14	13	13
1.55%	4,526	6,289	2,178	4,324	4,352
1.60%	88	81	14	13	13
1.65%	79	77	10	10	10
1.70%	87	81	14	13	13
1.80%	79	77	10	10	10

Total	$208,427	$270,273	$184,151	$156,230	$153,353

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  261

	VP	VP	VP Mod	VP Mod	VP Mod
	Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$12	$469,289	$17,816	$246,747	$1,344,252
0.75%	15,401,903	90,266,929	11,362,985	55,081,595	6,685,333
0.85%	97,875,799	319,687,626	71,027,256	169,809,288	25,246,903
0.95%	108,655,978	52,963,102	42,587,532	24,840,642	32,729,488
1.00%	1,888,491	22,756,353	1,282,962	8,144,583	735,398
1.05%	19,961,032	144,482,452	6,619,393	65,338,735	8,757,798
1.10%	30,138,960	93,202,599	11,962,783	32,534,893	5,908,941
1.15%	136,933	—	10	—	1,143,597
1.20%	69,247,079	10,430,964	23,904,008	4,045,078	21,708,899
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	141,870	1,251,038	192,215	512,598	168,229
1.30%	7,818,632	41,301,930	3,162,930	14,095,309	5,571,319
1.35%	934,619	—	170,580	—	393,434
1.40%	10	—	519	—	119,756
1.45%	12,215,871	1,975,803	3,364,636	971,513	3,949,159
1.55%	1,198,370	—	380,381	—	1,478,484
1.60%	36,523	—	12	—	12
1.65%	95,572	—	10	—	364,707
1.70%	18,389	—	12	—	137,875
1.80%	10	—	10	—	89,767

Total	$365,766,053	$778,788,085	$176,036,050	$375,620,981	$116,533,351

		VP MS		VP Nuveen
	VP Mod	Global	VP NFJ	Winslow	VP Ptnrs
	Conserv,	Real Est,	Divd Val,	Lg Cap Gro,	Sm Cap Gro,
Subaccount	Cl 4	Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$332,215	$—	$—	$—	$—
0.75%	27,789,443	—	—	—	—
0.85%	88,713,068	27,803	2,533	26,153	1,891
0.95%	18,910,505	109,987	165,529	10,999	34,259
1.00%	3,214,900	—	—	—	—
1.05%	43,255,087	23,929	30,821	13	14
1.10%	26,032,951	18,601	13	13	14
1.15%	—	84	11	10	10
1.20%	2,655,719	14,319	12,710	6,491	58,016
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	502,756	—	—	—	—
1.30%	15,074,762	31,852	32,014	13	12,881
1.35%	—	1,033	13	759	562
1.40%	—	4,212	11	3,715	10
1.45%	1,997,166	1,236	13	13	14
1.55%	—	1,219	4,347	3,251	1,115
1.60%	—	97	13	13	14
1.65%	—	83	11	10	10
1.70%	—	96	13	13	14
1.80%	—	83	11	10	10

Total	$228,478,572	$234,634	$248,063	$51,476	$108,834

 262  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap Val,	Sm Cap Val,	Mortgage	Intl Eq,	Divd Gro,
Subaccount	Cl 2	Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	$—	$20,482	$—	$—	$—
0.75%	—	3,983,831	—	—	—
0.85%	74,522	996,199	30,029	469	4,127
0.95%	25,043	2,125,638	38,649	12,332	64,858
1.00%	—	442,322	—	—	—
1.05%	9,013	328,749	4,338	12,202	10,627
1.10%	13	75,295	3,747	85	12
1.15%	11	—	76	82	10
1.20%	66,372	442,469	15,251	7,373	16,056
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	3,916	—	—	—
1.30%	13	157,255	4,732	6,747	49,204
1.35%	280	—	79	212	308
1.40%	11	—	75	82	10
1.45%	12	1,122	79	85	12
1.55%	3,374	—	3,235	2,330	3,234
1.60%	12	—	79	85	12
1.65%	11	—	75	82	10
1.70%	12	—	79	85	12
1.80%	11	—	75	82	10

Total	$178,710	$8,577,278	$100,598	$42,333	$148,502

	VP Sit	VP Vty	VP Vty	VP WF Short
	Divd Gro,	Estb Val,	Estb Val,	Duration Govt,	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Intl

0.55%	$10	$—	$74	$—	$37,575
0.75%	1,192,787	—	130,610	—	6,822,076
0.85%	1,002,989	9,025	143,417	2,122	2,220,601
0.95%	428,725	57,460	26,741	111,779	4,373,340
1.00%	122,885	—	38,054	—	1,005,735
1.05%	416,417	2,207	88,030	4,336	1,136,082
1.10%	52,946	60,124	13,175	77	265,875
1.15%	—	10	—	75	—
1.20%	124,990	95,390	6,826	33,656	561,036
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,488	—	6,419	—	19,308
1.30%	118,661	24,348	19,137	50,103	315,001
1.35%	—	336	—	29,196	—
1.40%	—	3,902	—	76	—
1.45%	5,185	13	2,288	78	11,699
1.55%	—	2,193	—	78	—
1.60%	—	13	—	78	—
1.65%	—	10	—	76	—
1.70%	—	13	—	78	—
1.80%	—	11	—	76	—

Total	$3,468,083	$255,055	$474,771	$231,884	$16,768,328

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  263

			WF Adv VT	WF Adv VT	WF Adv VT
	Wanger	WF Adv VT	Intl Eq,	Opp,	Sm Cap Gro,
Subaccount	USA	Index Asset Alloc, Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$46,648	$—	$3,204	$252	$72
0.75%	8,845,507	1,647,854	1,101,376	1,347,272	1,304,653
0.85%	2,668,761	—	489,159	464,399	698,048
0.95%	6,042,805	560,237	623,150	1,174,325	760,839
1.00%	1,134,266	205,818	156,385	241,959	147,275
1.05%	1,260,203	—	341,408	459,303	483,989
1.10%	378,019	—	48,662	45,612	214,907
1.15%	—	—	—	78	73
1.20%	897,792	67,266	58,962	98,694	154,074
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	38,755	—	1,135	13,816	69,860
1.30%	287,779	—	54,756	48,068	14,557
1.35%	—	—	—	537	1,021
1.40%	—	—	—	78	72
1.45%	103,495	—	11,244	22,629	10,754
1.55%	—	—	—	92	89
1.60%	—	—	—	92	88
1.65%	—	—	—	78	73
1.70%	—	—	—	92	88
1.80%	—	—	—	78	73

Total	$21,704,030	$2,481,175	$2,889,441	$3,917,454	$3,860,605

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Global Thematic Gro, Cl B
2012	1,161	$1.10 to $1.12	$1,314	—	0.55%	to	1.45%	12.62%	to	11.61%
2011	1,355	$0.97 to $1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%)	to	(24.51%)
2010	1,614	$1.28 to $1.33	$2,139	2.01%	0.55%	to	1.45%	17.93%	to	16.88%
2009	2,013	$1.08 to $1.14	$2,257	—	0.55%	to	1.45%	52.30%	to	50.93%
2008	1,663	$0.71 to $0.75	$1,233	—	0.55%	to	1.45%	(47.75%)	to	(48.22%)

AB VPS Gro & Inc, Cl B
2012	4,694	$1.27 to $1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%	to	15.55%
2011	5,755	$1.09 to $0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%	to	4.55%
2010	7,059	$1.03 to $0.93	$7,521	—	0.55%	to	1.45%	12.18%	to	11.18%
2009	9,067	$0.92 to $0.84	$8,650	3.51%	0.55%	to	1.45%	19.69%	to	18.62%
2008	11,492	$0.77 to $0.71	$9,184	1.84%	0.55%	to	1.45%	(41.02%)	to	(41.55%)

AB VPS Intl Val, Cl B
2012	8,975	$1.01 to $0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%	to	12.55%
2011	11,102	$0.89 to $0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%)	to	(20.60%)
2010	14,110	$1.11 to $0.80	$20,277	2.32%	0.55%	to	1.45%	3.73%	to	2.80%
2009	30,983	$1.07 to $0.78	$36,824	0.83%	0.55%	to	1.45%	33.62%	to	32.42%
2008	60,527	$0.80 to $0.59	$49,552	0.87%	0.55%	to	1.45%	(53.54%)	to	(53.96%)

 264  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Lg Cap Gro, Cl B
2012	301	$1.26 to $0.98	$379	0.04%	0.85%	to	1.80%	15.14%		to	(0.54	%)(10)
2011	183	$1.09 to $1.15	$200	0.09%	0.85%	to	1.70%	(4.09%)		to	(4.90%)
2010	150	$1.14 to $1.20	$171	0.30%	0.85%	to	1.70%	8.90%		to	19.60	%(6)
2009	256	$1.04 to $1.02	$267	—	0.85%	to	1.45%	35.94%		to	35.13%
2008	171	$0.77 to $0.76	$132	—	0.85%	to	1.45%	(40.33%)		to	(40.69%)

AC VP Intl, Cl I
2012	459	$1.04 to $1.01	$471	0.90%	0.75%	to	0.95%	20.26%		to	20.01%
2011	574	$0.86 to $0.84	$489	1.43%	0.75%	to	0.95%	(12.70%)		to	(12.87%)
2010	737	$0.99 to $0.97	$721	2.40%	0.75%	to	0.95%	12.44%		to	12.22%
2009	908	$0.88 to $0.86	$790	2.17%	0.75%	to	0.95%	32.76%		to	32.50%
2008	1,221	$0.66 to $0.65	$801	0.91%	0.75%	to	0.95%	(45.24%)		to	(45.35%)

AC VP Intl, Cl II
2012	1,431	$1.49 to $1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24 to $1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	2,127	$1.42 to $1.75	$2,952	2.28%	0.55%	to	1.20%	12.52%		to	11.79%
2009	2,381	$1.26 to $1.56	$2,948	2.04%	0.55%	to	1.20%	32.90%		to	32.04%
2008	3,073	$0.95 to $1.18	$2,900	0.67%	0.55%	to	1.20%	(45.20%)		to	(45.56%)

AC VP Mid Cap Val, Cl II
2012	3,310	$1.18 to $1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02 to $1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	4,193	$1.04 to $1.25	$4,830	1.51%	0.55%	to	1.45%	18.33%		to	17.27%
2009	13,136	$0.88 to $1.06	$13,258	4.07%	0.55%	to	1.45%	29.09%		to	27.93%
2008	17,191	$0.68 to $0.83	$13,427	0.07%	0.55%	to	1.45%	(24.92%)		to	(25.60%)

AC VP Ultra, Cl II
2012	1,994	$1.21 to $1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07 to $1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	2,392	$1.07 to $1.13	$2,613	0.35%	0.55%	to	1.45%	15.18%		to	14.15%
2009	2,530	$0.93 to $0.99	$2,403	0.16%	0.55%	to	1.45%	33.78%		to	32.59%
2008	2,428	$0.69 to $0.75	$1,737	—	0.55%	to	1.45%	(41.96%)		to	(42.49%)

AC VP Val, Cl I
2012	502	$2.04 to $1.99	$1,015	1.91%	0.75%	to	0.95%	13.72%		to	13.49%
2011	568	$1.79 to $1.75	$1,009	2.00%	0.75%	to	0.95%	0.26%		to	0.06%
2010	797	$1.79 to $1.75	$1,413	2.16%	0.75%	to	0.95%	12.57%		to	12.35%
2009	1,000	$1.59 to $1.56	$1,577	6.11%	0.75%	to	0.95%	18.97%		to	18.73%
2008	7,121	$1.34 to $1.78	$12,107	2.73%	0.75%	to	1.25%	(27.32%)		to	(27.69%)

AC VP Val, Cl II
2012	9,741	$1.34 to $1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(10)
2011	10,663	$1.17 to $1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%)
2010	12,667	$1.17 to $1.16	$17,018	2.04%	0.55%	to	1.70%	12.42%		to	15.19	%(6)
2009	13,656	$1.04 to $0.92	$16,532	5.50%	0.55%	to	1.45%	19.07%		to	18.00%
2008	15,321	$0.87 to $0.78	$15,877	2.47%	0.55%	to	1.45%	(27.21%)		to	(27.86%)

BlackRock Global Alloc, Cl III
2012	551	$1.03 to $1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(10)	to	1.83	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  265

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Calvert VP SRI Bal
2012	1,360	$1.28 to $1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17 to $1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	1,915	$1.12 to $1.27	$1,996	1.29%	0.55%	to	1.20%	11.48%		to	10.76%
2009	2,397	$1.01 to $1.15	$2,240	1.89%	0.55%	to	1.20%	24.61%		to	23.80%
2008	3,219	$0.81 to $0.93	$2,452	2.44%	0.55%	to	1.20%	(31.70%)		to	(32.14%)

Col VP Bal, Cl 3
2012	6,128	$1.36 to $1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(10)
2011	6,971	$1.19 to $1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
2010	8,054	$1.17 to $1.14	$10,814	—	0.55%	to	1.70%	11.91%		to	13.89	%(6)
2009	9,658	$1.05 to $0.95	$11,637	—	0.55%	to	1.45%	23.55%		to	22.44%
2008	8,677	$0.85 to $0.77	$9,231	0.28%	0.55%	to	1.45%	(30.30%)		to	(30.92%)

Col VP Cash Mgmt, Cl 2
2012	332	$0.98 to $0.99	$339	0.01%	0.85%	to	1.80%	(0.85%)		to	(1.20	%)(10)
2011	976	$0.99 to $0.98	$974	0.01%	0.85%	to	1.70%	(0.84%)		to	(1.69%)
2010	2	$1.00 to $0.99	$24	0.00%	0.85%	to	1.70%	(0.38	%)(6)	to	(0.78	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Cash Mgmt, Cl 3
2012	17,758	$1.10 to $1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2011	23,583	$1.11 to $1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2010	24,625	$1.11 to $1.03	$27,520	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
2009	38,573	$1.12 to $1.04	$43,299	0.07%	0.55%	to	1.45%	(0.40%)		to	(1.29%)
2008	65,574	$1.13 to $1.06	$74,279	2.24%	0.55%	to	1.45%	1.72%		to	0.80%

Col VP Div Bond, Cl 2
2012	871	$1.14 to $1.04	$992	3.87%	0.85%	to	1.80%	6.58%		to	3.43	%(10)
2011	476	$1.07 to $1.06	$511	5.09%	0.85%	to	1.70%	5.58%		to	4.67%
2010	162	$1.02 to $1.01	$166	—	0.85%	to	1.70%	1.75	%(6)	to	1.35	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Div Bond, Cl 3
2012	33,306	$1.44 to $1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34 to $1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
2010	44,253	$1.27 to $1.19	$63,955	2.62%	0.55%	to	1.45%	7.73%		to	6.76%
2009	219,232	$1.18 to $1.12	$269,617	4.24%	0.55%	to	1.45%	13.79%		to	12.77%
2008	198,995	$1.03 to $0.99	$218,338	0.39%	0.55%	to	1.45%	(6.83%)		to	(7.66%)

Col VP Divd Opp, Cl 2
2012	333	$1.28 to $1.01	$425	—	0.85%	to	1.80%	12.90%		to	1.81	%(10)
2011	132	$1.14 to $1.12	$150	—	0.85%	to	1.70%	(5.89%)		to	(6.70%)
2010	12	$1.21 to $1.20	$15	—	0.85%	to	1.70%	20.85	%(6)	to	20.38	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Divd Opp, Cl 3
2012	21,896	$1.42 to $1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25 to $0.96	$39,787	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	35,043	$1.32 to $1.03	$53,925	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	150,449	$1.14 to $0.89	$166,409	—	0.55%	to	1.45%	26.76%		to	25.62%
2008	121,100	$0.90 to $0.71	$108,641	0.07%	0.55%	to	1.45%	(40.79%)		to	(41.32%)

 266  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Emer Mkts, Cl 2
2012	230	$1.14 to $1.05	$262	0.34%	0.85%	to	1.80%	19.34%		to	6.15	%(10)
2011	177	$0.95 to $0.94	$169	1.14%	0.85%	to	1.70%	(21.76%)		to	(22.43%)
2010	40	$1.22 to $1.21	$49	0.69%	0.85%	to	1.70%	21.89	%(6)	to	21.41	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Emer Mkts, Cl 3
2012	7,079	$2.36 to $1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97 to $1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	10,114	$2.50 to $1.62	$24,121	1.51%	0.55%	to	1.45%	19.10%		to	18.03%
2009	21,819	$2.10 to $1.38	$40,000	0.38%	0.55%	to	1.45%	73.13%		to	71.58%
2008	31,575	$1.21 to $0.80	$32,849	0.67%	0.55%	to	1.45%	(53.96%)		to	(54.37%)

Col VP Global Bond, Cl 2
2012	453	$1.14 to $1.04	$513	2.46%	0.85%	to	1.80%	5.39%		to	2.32	%(10)
2011	384	$1.08 to $1.07	$414	3.22%	0.85%	to	1.70%	3.74%		to	2.84%
2010	123	$1.04 to $1.04	$129	5.48%	0.85%	to	1.70%	4.03	%(6)	to	3.63	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Global Bond, Cl 3
2012	9,864	$1.42 to $1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34 to $1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
2010	13,980	$1.29 to $1.24	$22,904	3.24%	0.55%	to	1.45%	6.00%		to	5.05%
2009	67,102	$1.21 to $1.18	$91,076	1.83%	0.55%	to	1.45%	10.77%		to	9.77%
2008	62,153	$1.10 to $1.07	$78,086	6.96%	0.55%	to	1.45%	(0.98%)		to	(1.87%)

Col VP Hi Inc, Cl 2
2012	3,939	$1.57 to $1.09	$6,027	6.61%	0.55%	to	1.80%	14.38%		to	7.56	%(10)
2011	4,960	$1.37 to $1.01	$6,663	7.66%	0.55%	to	1.70%	5.94%		to	4.72%
2010	3,848	$1.29 to $0.97	$4,901	7.95%	0.55%	to	1.70%	11.29%		to	4.98	%(6)
2009	4,210	$1.16 to $1.13	$4,838	10.64%	0.55%	to	1.45%	43.13%		to	41.84%
2008	4,375	$0.81 to $0.80	$3,525	10.58%	0.55%	to	1.45%	(25.17%)		to	(25.84%)

Col VP Hi Yield Bond, Cl 2
2012	501	$1.30 to $1.09	$647	6.62%	0.85%	to	1.80%	14.64%		to	7.65	%(10)
2011	191	$1.13 to $1.12	$215	9.76%	0.85%	to	1.70%	4.57%		to	3.68%
2010	35	$1.08 to $1.08	$39	—	0.85%	to	1.70%	8.04	%(6)	to	7.62	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Hi Yield Bond, Cl 3
2012	9,759	$1.82 to $1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58 to $1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
2010	14,504	$1.51 to $1.34	$25,972	9.13%	0.55%	to	1.45%	13.34%		to	12.32%
2009	18,233	$1.33 to $1.19	$29,089	9.98%	0.55%	to	1.45%	53.01%		to	51.64%
2008	22,020	$0.87 to $0.79	$23,197	0.32%	0.55%	to	1.45%	(25.58%)		to	(26.25%)

Col VP Inc Opp, Cl 2
2012	336	$1.28 to $1.09	$429	6.14%	0.85%	to	1.80%	13.75%		to	7.53	%(10)
2011	273	$1.13 to $1.11	$308	10.20%	0.85%	to	1.70%	5.28%		to	4.38%
2010	112	$1.07 to $1.07	$120	—	0.85%	to	1.70%	7.15	%(6)	to	6.73	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  267

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Inc Opp, Cl 3
2012	7,235	$1.76 to $1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54 to $1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
2010	8,585	$1.46 to $1.34	$12,088	2.81%	0.55%	to	1.45%	12.43%		to	11.42%
2009	82,468	$1.30 to $1.20	$101,923	4.50%	0.55%	to	1.45%	41.61%		to	40.35%
2008	43,318	$0.92 to $0.85	$38,026	0.18%	0.55%	to	1.45%	(19.26%)		to	(19.98%)

Col VP Intl Opp, Cl 2
2012	138	$1.21 to $1.06	$168	1.49%	0.85%	to	1.80%	16.50%		to	5.06	%(10)
2011	127	$1.04 to $1.02	$132	1.43%	0.85%	to	1.70%	(13.24%)		to	(13.98%)
2010	33	$1.19 to $1.19	$40	0.15%	0.85%	to	1.70%	19.44	%(6)	to	18.97	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Intl Opp, Cl 3
2012	4,915	$1.44 to $1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23 to $0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	7,317	$1.41 to $1.07	$8,942	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	9,065	$1.25 to $0.95	$9,825	1.56%	0.55%	to	1.45%	26.84%		to	25.71%
2008	11,408	$0.98 to $0.76	$9,839	2.31%	0.55%	to	1.45%	(40.76%)		to	(41.29%)

Col VP Lg Cap Gro, Cl 2
2012	35	$1.38 to $1.01	$48	—	0.85%	to	1.80%	19.05%		to	0.85	%(10)
2011	0	$1.16 to $1.14	$0	—	0.85%	to	1.70%	(4.19%)		to	(5.01%)
2010	—	$1.21 to $1.20	$0	—	0.85%	to	1.70%	20.93	%(6)	to	20.46	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Cap Gro, Cl 3
2012	5,860	$1.28 to $1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07 to $0.96	$3,902	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	8,572	$1.11 to $1.00	$5,178	—	0.55%	to	1.45%	16.52%		to	15.48%
2009	9,988	$0.95 to $0.87	$5,165	—	0.55%	to	1.45%	36.24%		to	35.02%
2008	12,974	$0.70 to $0.64	$4,973	0.30%	0.55%	to	1.45%	(44.65%)		to	(45.15%)

Col VP Lg Core Quan, Cl 2
2012	2	$1.42 to $0.99	$3	—	0.85%	to	1.80%	12.78%		to	(0.38	%)(10)
2011	0	$1.26 to $1.24	$0	—	0.85%	to	1.70%	4.19%		to	3.30%
2010	—	$1.21 to $1.20	$0	—	0.85%	to	1.70%	20.74	%(6)	to	20.27	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Core Quan, Cl 3
2012	17,791	$1.25 to $1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11 to $0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
2010	24,764	$1.06 to $0.95	$23,807	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	29,751	$0.91 to $0.82	$24,542	—	0.55%	to	1.45%	23.47%		to	22.36%
2008	37,045	$0.73 to $0.67	$24,974	0.24%	0.55%	to	1.45%	(42.48%)		to	(43.00%)

Col VP Limited Duration Cr, Cl 2
2012	290	$1.08 to $1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(10)
2011	126	$1.02 to $1.01	$129	1.58%	0.85%	to	1.70%	1.24%		to	0.37%
2010	18	$1.01 to $1.01	$19	—	0.85%	to	1.70%	1.20	%(6)	to	0.80	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 268  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Man Vol Mod Gro, Cl 2
2012	149,031	$1.02 to $1.02	$152,054	—	0.95%	to	1.80%	1.64	%(10)	to	1.07	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Marsico Gro, Cl 1
2012	8,484	$1.19 to $1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%		to	10.61%
2011	11,322	$1.06 to $1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	14,009	$1.10 to $1.15	$15,648	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	119,442	$0.91 to $0.96	$113,537	0.88%	0.55%	to	1.45%	25.97%		to	24.84%
2008	83,757	$0.72 to $0.77	$63,098	0.34%	0.55%	to	1.45%	(39.78%)		to	(40.32%)

Col VP Marsico Intl Opp, Cl 2
2012	2,207	$0.99 to $1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35	%(10)
2011	2,738	$0.84 to $1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%)		to	(17.60%)
2010	3,359	$1.01 to $1.22	$3,507	0.65%	0.55%	to	1.70%	13.11%		to	21.33	%(6)
2009	4,521	$0.89 to $0.98	$4,184	1.90%	0.55%	to	1.45%	37.19%		to	35.96%
2008	5,342	$0.65 to $0.72	$3,602	1.34%	0.55%	to	1.45%	(48.77%)		to	(49.23%)

Col VP Mid Cap Gro Opp, Cl 2
2012	35	$1.18 to $0.95	$41	—	0.85%	to	1.80%	10.18%		to	(4.00	%)(10)
2011	17	$1.07 to $1.06	$19	—	0.85%	to	1.70%	(15.92%)		to	(16.64%)
2010	1	$1.27 to $1.27	$2	—	0.85%	to	1.70%	27.08	%(6)	to	26.59	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Gro Opp, Cl 3
2012	3,123	$1.34 to $1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21 to $1.15	$3,933	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	4,198	$1.43 to $1.37	$5,541	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	5,343	$1.14 to $1.10	$5,705	—	0.55%	to	1.45%	62.51%		to	61.05%
2008	5,726	$0.70 to $0.69	$3,721	0.02%	0.55%	to	1.45%	(45.15%)		to	(45.64%)

Col VP Mid Cap Val Opp, Cl 2
2012	81	$1.34 to $1.04	$108	—	0.85%	to	1.80%	17.28%		to	3.80	%(10)
2011	72	$1.15 to $1.13	$82	—	0.85%	to	1.70%	(9.35%)		to	(10.13%)
2010	45	$1.26 to $1.26	$57	—	0.85%	to	1.70%	26.40	%(6)	to	25.91	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Val Opp, Cl 3
2012	2,521	$1.34 to $1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14 to $1.00	$3,596	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	3,970	$1.25 to $1.11	$5,069	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	10,980	$1.02 to $0.92	$11,119	—	0.55%	to	1.45%	40.16%		to	38.91%
2008	18,411	$0.73 to $0.66	$13,300	—	0.55%	to	1.45%	(45.41%)		to	(45.90%)

Col VP S&P 500, Cl 3
2012	5,966	$1.32 to $1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(10)
2011	6,611	$1.15 to $1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%)
2010	8,319	$1.14 to $1.17	$8,095	—	0.55%	to	1.70%	14.07%		to	17.36	%(6)
2009	10,144	$1.00 to $0.91	$8,614	—	0.55%	to	1.45%	25.31%		to	24.18%
2008	12,137	$0.80 to $0.73	$8,288	0.08%	0.55%	to	1.45%	(37.44%)		to	(38.00%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  269

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Select Lg Cap Val, Cl 2
2012	14	$1.37 to $1.02	$20	—	0.85%	to	1.80%	17.17%		to	3.89	%(10)
2011	15	$1.17 to $1.16	$17	—	0.85%	to	1.70%	(2.62%)		to	(3.45%)
2010	4	$1.20 to $1.20	$5	—	0.85%	to	1.70%	20.38	%(6)	to	19.92	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Lg Cap Val, Cl 3
2012	818	$1.31 to $1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11 to $0.97	$849	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	597	$1.14 to $1.00	$644	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	281	$0.95 to $0.84	$256	—	0.55%	to	1.45%	25.44%		to	24.31%
2008	209	$0.76 to $0.68	$154	0.09%	0.55%	to	1.45%	(39.79%)		to	(40.33%)

Col VP Select Sm Cap Val, Cl 2
2012	38	$1.35 to $1.01	$51	—	0.85%	to	1.80%	16.72%		to	2.11	%(10)
2011	40	$1.15 to $1.14	$46	—	0.85%	to	1.70%	(9.46%)		to	(10.24%)
2010	23	$1.27 to $1.27	$30	—	0.85%	to	1.70%	27.43	%(6)	to	26.94	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Sm Cap Val, Cl 3
2012	1,321	$1.31 to $1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12 to $1.01	$2,001	—	0.55%	to	1.45%	(9.02%)		to	(9.83%)
2010	1,873	$1.23 to $1.12	$2,734	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	2,096	$0.97 to $0.90	$2,443	—	0.55%	to	1.45%	39.05%		to	37.80%
2008	2,955	$0.70 to $0.65	$2,505	—	0.55%	to	1.45%	(38.93%)		to	(39.48%)

Col VP US Govt Mtge, Cl 2
2012	304	$1.01 to $1.00	$308	0.82%	0.85%	to	1.80%	0.63%		to	(0.32	%)(10)
2011	203	$1.01 to $0.99	$205	0.69%	0.85%	to	1.70%	0.37%		to	(0.50%)
2010	34	$1.00 to $1.00	$35	—	0.85%	to	1.70%	0.20	%(6)	to	(0.19	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP US Govt Mtge, Cl 3
2012	9,924	$1.17 to $1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15 to $1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%)
2010	15,888	$1.14 to $1.07	$19,607	1.00%	0.55%	to	1.45%	2.44%		to	1.51%
2009	16,368	$1.12 to $1.05	$19,932	3.15%	0.55%	to	1.45%	4.95%		to	4.01%
2008	18,382	$1.06 to $1.01	$21,378	0.14%	0.55%	to	1.45%	(3.17%)		to	(4.04%)

Col VP Strategic Inc, Cl 2
2012	449	$1.05 to $1.07	$472	4.98%	0.85%	to	1.80%	11.01%		to	5.63	%(10)
2011	239	$0.95 to $0.94	$227	—	0.85%	to	1.70%	1.54	%(8)	to	0.95	%(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

CS Commodity Return
2012	3,157	$0.87 to $0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	3,994	$0.90 to $0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	4,370	$1.03 to $1.01	$4,461	6.84%	0.55%	to	1.45%	16.02%		to	14.98%
2009	4,680	$0.89 to $0.88	$4,131	12.12%	0.55%	to	1.45%	18.82%		to	17.75%
2008	4,073	$0.75 to $0.75	$3,033	1.34%	0.55%	to	1.45%	(34.09%)		to	(34.69%)

 270  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Drey VIF Intl Eq, Serv
2012	210	$1.07 to $1.03	$222	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	233	$0.88 to $0.85	$203	1.88%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
2010	226	$1.04 to $1.01	$234	1.67%	0.85%	to	1.45%	8.81%		to	8.17%
2009	285	$0.95 to $0.93	$271	3.76%	0.85%	to	1.45%	23.83%		to	23.10%
2008	280	$0.77 to $0.76	$215	1.40%	0.85%	to	1.45%	(42.85%)		to	(43.19%)

DWS Alt Asset Alloc VIP, Cl B
2012	310	$1.00 to $0.99	$311	—	0.55%	to	1.80%	3.67	%(10)	to	2.80	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

EV VT Floating-Rate Inc
2012	8,845	$1.28 to $1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20 to $1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
2010	9,857	$1.18 to $1.12	$11,379	4.00%	0.55%	to	1.45%	8.53%		to	7.55%
2009	54,109	$1.08 to $1.05	$57,630	4.79%	0.55%	to	1.45%	43.52%		to	42.23%
2008	38,615	$0.76 to $0.73	$28,774	5.74%	0.55%	to	1.45%	(27.54%)		to	(28.19%)

Fid VIP Contrafund, Serv Cl 2
2012	19,207	$1.20 to $1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(10)
2011	21,427	$1.04 to $1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%)		to	(4.42%)
2010	26,229	$1.08 to $1.20	$28,668	0.81%	0.55%	to	1.70%	16.29%		to	19.32	%(6)
2009	47,996	$0.93 to $0.97	$45,708	0.92%	0.55%	to	1.45%	34.73%		to	33.52%
2008	87,551	$0.69 to $0.73	$62,382	0.96%	0.55%	to	1.45%	(43.01%)		to	(43.52%)

Fid VIP Gro & Inc, Serv Cl
2012	1,205	$1.20 to $1.17	$1,426	2.08%	0.75%	to	0.95%	17.51%		to	17.28%
2011	1,351	$1.02 to $1.00	$1,370	1.57%	0.75%	to	0.95%	0.82%		to	0.62%
2010	1,693	$1.01 to $0.99	$1,705	0.55%	0.75%	to	0.95%	13.81%		to	13.58%
2009	2,449	$0.89 to $0.87	$2,163	0.95%	0.75%	to	0.95%	26.21%		to	25.96%
2008	3,326	$0.70 to $0.69	$2,329	0.87%	0.75%	to	0.95%	(42.21%)		to	(42.33%)

Fid VIP Gro & Inc, Serv Cl 2
2012	6,108	$1.33 to $1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
2011	7,408	$1.13 to $1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%		to	0.15%
2010	9,834	$1.12 to $1.31	$11,606	0.44%	0.55%	to	1.20%	13.92%		to	13.18%
2009	12,843	$0.98 to $1.16	$13,318	0.83%	0.55%	to	1.20%	26.33%		to	25.50%
2008	15,851	$0.78 to $0.92	$13,101	0.84%	0.55%	to	1.20%	(42.21%)		to	(42.59%)

Fid VIP Mid Cap, Serv Cl
2012	1,283	$2.36 to $2.30	$2,993	0.51%	0.75%	to	0.95%	13.89%		to	13.66%
2011	1,494	$2.07 to $2.02	$3,064	0.13%	0.75%	to	0.95%	(11.38%)		to	(11.56%)
2010	1,936	$2.34 to $2.29	$4,487	0.24%	0.75%	to	0.95%	27.74%		to	27.49%
2009	2,598	$1.83 to $1.80	$4,717	0.54%	0.75%	to	0.95%	38.97%		to	38.69%
2008	3,682	$1.32 to $1.29	$4,814	0.33%	0.75%	to	0.95%	(39.96%)		to	(40.08%)

Fid VIP Mid Cap, Serv Cl 2
2012	13,019	$1.71 to $1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(10)
2011	15,096	$1.50 to $1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%)		to	(12.35%)
2010	19,382	$1.70 to $1.24	$41,046	0.09%	0.55%	to	1.70%	27.87%		to	23.09	%(6)
2009	43,897	$1.33 to $1.04	$64,438	0.43%	0.55%	to	1.45%	38.99%		to	37.74%
2008	58,773	$0.95 to $0.76	$62,465	0.25%	0.55%	to	1.45%	(39.94%)		to	(40.48%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  271

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Overseas, Serv Cl
2012	383	$1.12 to $1.10	$424	1.74%	0.75%	to	0.95%	19.64%	to	19.40%
2011	474	$0.94 to $0.92	$438	1.13%	0.75%	to	0.95%	(17.85%)	to	(18.01%)
2010	609	$1.14 to $1.12	$687	1.21%	0.75%	to	0.95%	12.15%	to	11.92%
2009	776	$1.02 to $1.00	$782	1.82%	0.75%	to	0.95%	25.49%	to	25.24%
2008	1,106	$0.81 to $0.80	$890	1.92%	0.75%	to	0.95%	(44.29%)	to	(44.40%)

Fid VIP Overseas, Serv Cl 2
2012	3,619	$1.31 to $0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%	to	18.64%
2011	4,582	$1.09 to $0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%)	to	(18.53%)
2010	6,209	$1.33 to $1.03	$8,629	1.11%	0.55%	to	1.45%	12.21%	to	11.21%
2009	7,380	$1.19 to $0.92	$9,290	1.83%	0.55%	to	1.45%	25.53%	to	24.41%
2008	9,113	$0.94 to $0.74	$9,254	2.13%	0.55%	to	1.45%	(44.27%)	to	(44.77%)

FTVIPT Frank Global Real Est, Cl 2
2012	5,008	$1.09 to $0.88	$8,047	—	0.55%	to	1.45%	26.71%	to	25.57%
2011	5,014	$0.86 to $0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%)	to	(7.01%)
2010	5,902	$0.91 to $0.76	$8,520	2.91%	0.55%	to	1.45%	20.31%	to	19.23%
2009	6,777	$0.76 to $0.63	$8,474	12.94%	0.55%	to	1.45%	18.43%	to	17.37%
2008	8,312	$0.64 to $0.54	$9,000	1.02%	0.55%	to	1.45%	(42.71%)	to	(43.22%)

FTVIPT Frank Sm Cap Val, Cl 2
2012	4,575	$1.56 to $1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%	to	6.79	%(10)
2011	5,110	$1.33 to $1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%)	to	(5.38%)
2010	6,320	$1.39 to $1.30	$12,043	0.76%	0.55%	to	1.70%	27.52%	to	29.42	%(6)
2009	7,494	$1.09 to $0.92	$11,588	1.66%	0.55%	to	1.45%	28.45%	to	27.30%
2008	8,307	$0.85 to $0.72	$10,292	1.16%	0.55%	to	1.45%	(33.38%)	to	(33.98%)

FTVIPT Mutual Shares Sec, Cl 2
2012	7,939	$1.35 to $1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%	to	4.70	%(10)
2011	9,772	$1.18 to $1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%)	to	(2.71%)
2010	12,766	$1.20 to $1.12	$15,882	1.55%	0.55%	to	1.70%	10.59%	to	11.34	%(6)
2009	14,798	$1.09 to $0.89	$16,820	1.93%	0.55%	to	1.45%	25.36%	to	24.23%
2008	16,737	$0.87 to $0.72	$15,409	2.91%	0.55%	to	1.45%	(37.45%)	to	(38.02%)

GS VIT Mid Cap Val, Inst
2012	4,252	$1.57 to $2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%	to	17.05%
2011	5,483	$1.34 to $1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%)	to	(7.49%)
2010	7,200	$1.43 to $2.04	$17,613	0.64%	0.55%	to	1.20%	24.32%	to	23.51%
2009	9,048	$1.15 to $1.65	$17,889	1.70%	0.55%	to	1.20%	32.42%	to	31.56%
2008	11,725	$0.87 to $1.25	$17,534	0.86%	0.55%	to	1.20%	(37.40%)	to	(37.80%)

GS VIT Structd Sm Cap Eq, Inst
2012	172	$1.64 to $1.60	$276	1.15%	0.75%	to	0.95%	11.99%	to	11.76%
2011	190	$1.47 to $1.44	$273	0.79%	0.75%	to	0.95%	(0.08%)	to	(0.27%)
2010	236	$1.47 to $1.44	$341	0.54%	0.75%	to	0.95%	29.15%	to	28.89%
2009	283	$1.14 to $1.12	$317	1.16%	0.75%	to	0.95%	26.72%	to	26.47%
2008	337	$0.90 to $0.88	$299	0.62%	0.75%	to	0.95%	(34.52%)	to	(34.65%)

GS VIT Structd U.S. Eq, Inst
2012	5,647	$1.20 to $1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%	to	12.81%
2011	6,718	$1.05 to $0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%	to	2.55%
2010	8,698	$1.02 to $0.90	$7,922	1.41%	0.55%	to	1.45%	12.22%	to	11.22%
2009	10,686	$0.90 to $0.81	$8,679	1.97%	0.55%	to	1.45%	20.48%	to	19.40%
2008	13,087	$0.75 to $0.68	$8,874	1.45%	0.55%	to	1.45%	(37.35%)	to	(37.91%)

 272  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Core Eq, Ser I
2012	3,738	$2.05 to $2.05	$7,784	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	4,290	$1.83 to $1.83	$7,934	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	5,251	$1.85 to $1.85	$9,822	0.94%	1.25%	to	1.25%	8.19%		to	8.19%
2009	6,436	$1.71 to $1.71	$11,112	1.75%	1.25%	to	1.25%	26.71%		to	26.71%
2008	8,124	$1.35 to $1.35	$11,053	1.89%	1.25%	to	1.25%	(31.01%)		to	(31.01%)

Invesco VI Div Divd, Ser I
2012	702	$1.09 to $1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92 to $0.92	$912	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Div Divd, Ser II
2012	799	$1.08 to $1.06	$858	1.79%	0.85%	to	1.45%	17.37%		to	16.66%
2011	960	$0.92 to $0.91	$879	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Global Hlth, Ser II
2012	1,718	$1.32 to $1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10 to $1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	2,159	$1.07 to $1.08	$2,335	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	2,297	$1.02 to $1.04	$2,382	0.12%	0.55%	to	1.45%	26.69%		to	25.56%
2008	2,346	$0.81 to $0.83	$1,923	—	0.55%	to	1.45%	(29.17%)		to	(29.81%)

Invesco VI Intl Gro, Ser II
2012	3,007	$1.49 to $1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30 to $1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	4,684	$1.40 to $1.19	$6,142	0.47%	0.55%	to	1.45%	11.99%		to	10.99%
2009	42,710	$1.25 to $1.07	$48,223	1.53%	0.55%	to	1.45%	34.17%		to	32.97%
2008	36,094	$0.93 to $0.80	$30,573	0.73%	0.55%	to	1.45%	(40.87%)		to	(41.40%)

Invesco VI Tech, Ser I
2012	1,363	$1.35 to $1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22 to $1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%)		to	(6.19%)
2010	1,886	$1.29 to $1.64	$1,757	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	1,917	$1.07 to $1.36	$1,483	—	0.55%	to	1.20%	56.54%		to	55.52%
2008	1,972	$0.68 to $0.88	$990	—	0.55%	to	1.20%	(44.81%)		to	(45.17%)

Invesco VI Am Fran, Ser I
2012	255	$0.97 to $0.97	$247	—	0.75%	to	0.95%	(2.99	%)(9)	to	(3.13	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Am Fran, Ser II
2012	4,255	$0.97 to $0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  273

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Comstock, Ser II
2012	7,873	$1.29 to $1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09 to $0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	11,227	$1.12 to $0.99	$12,215	0.23%	0.55%	to	1.45%	15.06%		to	14.03%
2009	43,684	$0.98 to $0.87	$40,021	4.61%	0.55%	to	1.45%	27.70%		to	26.56%
2008	56,243	$0.76 to $0.69	$40,534	2.08%	0.55%	to	1.45%	(36.15%)		to	(36.73%)

Invesco VI Mid Cap Gro, Ser I
2012	442	$0.98 to $0.97	$432	—	0.75%	to	1.20%	(2.22	%)(9)	to	(2.52	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Mid Cap Gro, Ser II
2012	1,387	$0.98 to $0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(9)	to	(2.69	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Enterprise, Serv
2012	830	$0.80 to $0.78	$660	—	0.75%	to	0.95%	16.11%		to	15.88%
2011	851	$0.69 to $0.67	$584	—	0.75%	to	0.95%	(2.39%)		to	(2.58%)
2010	1,169	$0.70 to $0.69	$823	—	0.75%	to	0.95%	24.58%		to	24.33%
2009	1,315	$0.57 to $0.56	$743	—	0.75%	to	0.95%	43.36%		to	43.08%
2008	1,546	$0.39 to $0.39	$610	0.06%	0.75%	to	0.95%	(44.28%)		to	(44.39%)

Janus Aspen Global Tech, Serv
2012	1,245	$0.61 to $2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52 to $1.79	$874	—	0.75%	to	1.20%	(9.34%)		to	(9.75%)
2010	2,130	$0.57 to $1.98	$1,267	—	0.75%	to	1.20%	23.47%		to	22.91%
2009	2,342	$0.46 to $1.61	$1,119	—	0.75%	to	1.20%	55.72%		to	55.03%
2008	2,236	$0.30 to $1.04	$686	0.09%	0.75%	to	1.20%	(44.39%)		to	(44.64%)

Janus Aspen Janus, Serv
2012	4,885	$1.08 to $1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(9)
2011	6,490	$0.92 to $1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%)		to	(7.13%)
2010	7,508	$0.98 to $1.17	$7,233	0.06%	0.55%	to	1.70%	13.63%		to	16.35	%(6)
2009	114,211	$0.86 to $0.84	$97,037	0.38%	0.55%	to	1.45%	35.27%		to	34.06%
2008	82,507	$0.63 to $0.63	$52,029	0.64%	0.55%	to	1.45%	(40.20%)		to	(40.74%)

Janus Aspen Gbl Alloc Mod, Serv
2012	—	$1.04 to $1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(10)	to	2.54	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Overseas, Serv
2012	2,484	$1.46 to $2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30 to $2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%)		to	(33.14%)
2010	4,984	$1.94 to $3.76	$9,841	0.53%	0.75%	to	1.20%	24.08%		to	23.53%
2009	6,188	$1.56 to $3.04	$9,832	0.40%	0.75%	to	1.20%	77.73%		to	76.94%
2008	8,127	$0.88 to $1.72	$7,252	1.13%	0.75%	to	1.20%	(52.59%)		to	(52.80%)

 274  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

CB Var Sm Cap Gro, Cl I
2012	684	$1.27 to $1.21	$853	0.38%	0.55%	to	1.45%	18.77%	to	17.71%
2011	590	$1.07 to $1.03	$622	—	0.55%	to	1.45%	0.83%	to	(0.07%)
2010	631	$1.06 to $1.03	$663	—	0.55%	to	1.45%	24.50%	to	23.38%
2009	622	$0.85 to $0.83	$526	—	0.55%	to	1.45%	41.99%	to	40.72%
2008	518	$0.60 to $0.59	$310	—	0.55%	to	1.45%	(41.03%)	to	(41.57%)

MFS Inv Gro Stock, Serv Cl
2012	4,327	$1.42 to $1.32	$3,981	0.22%	0.55%	to	1.45%	16.03%	to	15.00%
2011	5,149	$1.22 to $1.15	$4,047	0.26%	0.55%	to	1.45%	(0.17%)	to	(1.07%)
2010	6,341	$1.22 to $1.16	$4,968	0.30%	0.55%	to	1.45%	11.53%	to	10.54%
2009	7,699	$1.10 to $1.05	$5,293	0.44%	0.55%	to	1.45%	38.33%	to	37.09%
2008	8,742	$0.79 to $0.77	$4,287	0.30%	0.55%	to	1.45%	(37.33%)	to	(37.89%)

MFS New Dis, Serv Cl
2012	1,963	$1.75 to $2.10	$2,621	—	0.55%	to	1.20%	20.23%	to	19.45%
2011	2,719	$1.46 to $1.76	$3,023	—	0.55%	to	1.20%	(10.98%)	to	(11.56%)
2010	3,550	$1.64 to $1.99	$4,473	—	0.55%	to	1.20%	35.19%	to	34.32%
2009	4,192	$1.21 to $1.48	$3,911	—	0.55%	to	1.20%	62.03%	to	60.98%
2008	5,008	$0.75 to $0.92	$2,907	—	0.55%	to	1.20%	(39.85%)	to	(40.24%)

MFS Utilities, Serv Cl
2012	4,250	$2.24 to $1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%	to	5.85	%(10)
2011	5,023	$1.99 to $1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%	to	4.71%
2010	5,997	$1.87 to $1.17	$11,066	3.10%	0.55%	to	1.70%	12.89%	to	15.75	%(6)
2009	6,819	$1.66 to $1.22	$11,375	4.69%	0.55%	to	1.45%	32.14%	to	30.96%
2008	7,505	$1.26 to $0.93	$9,753	1.35%	0.55%	to	1.45%	(38.15%)	to	(38.71%)

MS UIF Global Real Est, Cl II
2012	2,338	$1.22 to $1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%	to	28.07%
2011	2,818	$0.94 to $0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%)	to	(11.44%)
2010	2,823	$1.06 to $1.04	$2,964	8.41%	0.55%	to	1.45%	21.65%	to	20.56%
2009	17,952	$0.87 to $0.86	$15,599	0.02%	0.55%	to	1.45%	40.64%	to	39.38%
2008	23,911	$0.62 to $0.62	$14,819	2.57%	0.55%	to	1.45%	(44.65%)	to	(45.15%)

MS UIF Mid Cap Gro, Cl II
2012	1,687	$1.31 to $0.92	$2,285	—	0.55%	to	1.80%	7.89%	to	(5.93	%)(10)
2011	2,046	$1.21 to $1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%)	to	(8.74%)
2010	2,187	$1.31 to $1.26	$2,954	—	0.55%	to	1.70%	31.54%	to	25.32	%(6)
2009	2,591	$1.00 to $1.12	$2,654	—	0.55%	to	1.45%	56.51%	to	55.10%
2008	2,828	$0.64 to $0.72	$1,864	—	0.55%	to	1.45%	(47.11%)	to	(47.58%)

NB AMT Intl Eq, Cl S
2012	1,578	$0.95 to $1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%	to	16.77%
2011	1,772	$0.81 to $0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%)	to	(13.59%)
2010	1,936	$0.93 to $1.01	$1,861	2.19%	0.55%	to	1.45%	21.34%	to	20.26%
2009	24,662	$0.76 to $0.84	$20,307	3.72%	0.55%	to	1.45%	33.77%	to	32.57%
2008	23,603	$0.57 to $0.64	$14,506	—	0.55%	to	1.45%	(46.73%)	to	(47.21%)

NB AMT Soc Responsive, Cl S
2012	397	$1.25 to $1.00	$494	0.11%	0.85%	to	1.80%	9.80%	to	0.87	%(10)
2011	369	$1.14 to $1.13	$419	0.27%	0.85%	to	1.70%	(3.97%)	to	(4.78%)
2010	336	$1.19 to $1.18	$397	0.02%	0.85%	to	1.70%	21.72%	to	17.47	%(6)
2009	291	$0.97 to $0.95	$283	2.11%	0.85%	to	1.45%	30.20%	to	29.42%
2008	276	$0.75 to $0.74	$206	1.87%	0.85%	to	1.45%	(39.94%)	to	(40.30%)

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  275

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Global VA, Serv
2012	4,464	$1.55 to $1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(10)
2011	5,107	$1.29 to $1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%)		to	(10.07%)
2010	5,813	$1.42 to $1.18	$7,620	1.25%	0.55%	to	1.70%	15.07%		to	17.83	%(6)
2009	6,462	$1.23 to $1.00	$7,419	1.96%	0.55%	to	1.45%	38.59%		to	37.35%
2008	7,197	$0.89 to $0.72	$6,000	1.32%	0.55%	to	1.45%	(40.66%)		to	(41.19%)

Oppen Global Strategic Inc VA, Srv
2012	25,951	$1.56 to $1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39 to $1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	37,820	$1.38 to $1.27	$50,700	14.31%	0.55%	to	1.45%	14.14%		to	13.12%
2009	137,869	$1.21 to $1.12	$160,430	0.23%	0.55%	to	1.45%	17.76%		to	16.70%
2008	122,873	$1.03 to $0.96	$122,363	4.40%	0.55%	to	1.45%	(14.95%)		to	(15.72%)

Oppen Main St Sm Cap VA, Serv
2012	1,483	$1.49 to $1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(10)
2011	1,635	$1.27 to $1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%)		to	(4.03%)
2010	2,095	$1.31 to $1.22	$2,591	0.44%	0.55%	to	1.70%	22.38%		to	21.44	%(6)
2009	2,613	$1.07 to $0.92	$2,653	0.66%	0.55%	to	1.45%	36.13%		to	34.91%
2008	2,861	$0.79 to $0.68	$2,154	0.29%	0.55%	to	1.45%	(38.34%)		to	(38.90%)

Oppen Eq Inc VA, Serv
2012	975	$1.03 to $0.99	$1,000	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	1,025	$0.92 to $0.89	$938	0.89%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	1,066	$0.97 to $0.95	$1,032	0.88%	0.85%	to	1.45%	13.84%		to	13.15%
2009	1,286	$0.85 to $0.84	$1,094	0.16%	0.85%	to	1.45%	31.45%		to	30.66%
2008	1,208	$0.65 to $0.64	$783	0.87%	0.85%	to	1.45%	(42.11%)		to	(42.46%)

PIMCO VIT All Asset, Advisor Cl
2012	15,560	$1.48 to $1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(10)
2011	15,081	$1.29 to $1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
2010	13,680	$1.27 to $1.06	$17,166	4.97%	0.55%	to	1.70%	12.39%		to	6.10	%(6)
2009	70,295	$1.13 to $1.10	$78,840	6.92%	0.55%	to	1.45%	20.76%		to	19.68%
2008	74,659	$0.94 to $0.92	$69,596	6.53%	0.55%	to	1.45%	(16.37%)		to	(17.12%)

PIMCO VIT Glb Multi-Asset, Advisor Cl
2012	105	$1.03 to $1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(10)	to	2.06	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Put VT Global Hlth Care, Cl IB
2012	823	$1.49 to $1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22 to $1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	1,162	$1.24 to $1.36	$1,368	1.98%	0.55%	to	1.20%	1.90%		to	1.24%
2009	1,463	$1.22 to $1.34	$1,695	11.57%	0.55%	to	1.20%	25.31%		to	24.50%
2008	1,931	$0.97 to $1.08	$1,788	—	0.55%	to	1.20%	(17.52%)		to	(18.06%)

Put VT Intl Eq, Cl IB
2012	886	$1.22 to $1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01 to $1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	1,517	$1.22 to $1.61	$2,040	3.70%	0.55%	to	1.20%	9.41%		to	8.71%
2009	2,180	$1.11 to $1.48	$2,676	—	0.55%	to	1.20%	23.95%		to	23.15%
2008	2,934	$0.90 to $1.20	$2,906	2.27%	0.55%	to	1.20%	(44.26%)		to	(44.62%)

 276  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Multi-Cap Gro, Cl IA
2012	3,409	$1.45 to $1.45	$4,961	0.50%	1.25%	to	1.25%	15.63%		to	15.63%
2011	3,746	$1.26 to $1.26	$4,715	0.40%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	4,233	$1.34 to $1.34	$5,671	0.59%	1.25%	to	1.25%	18.38%		to	18.38%
2009	5,013	$1.13 to $1.13	$5,674	0.70%	1.25%	to	1.25%	30.84%		to	30.84%
2008	6,554	$0.86 to $0.86	$5,669	0.32%	1.25%	to	1.25%	(39.38%)		to	(39.38%)

Put VT Multi-Cap Gro, Cl IB
2012	607	$1.24 to $1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07 to $1.06	$856	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.22%)
2010	1,074	$1.13 to $1.13	$1,215	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Royce Micro-Cap, Invest Cl
2012	325	$2.68 to $2.62	$860	—	0.75%	to	0.95%	6.80%		to	6.58%
2011	369	$2.51 to $2.46	$915	2.15%	0.75%	to	0.95%	(12.76%)		to	(12.93%)
2010	481	$2.88 to $2.82	$1,371	1.83%	0.75%	to	0.95%	28.99%		to	28.73%
2009	582	$2.23 to $2.19	$1,286	—	0.75%	to	0.95%	56.86%		to	56.55%
2008	740	$1.42 to $1.40	$1,044	1.93%	0.75%	to	0.95%	(43.69%)		to	(43.81%)

Third Ave Val
2012	619	$2.08 to $2.03	$1,265	0.87%	0.75%	to	0.95%	26.38%		to	26.13%
2011	712	$1.64 to $1.61	$1,154	1.75%	0.75%	to	0.95%	(21.89%)		to	(22.05%)
2010	896	$2.10 to $2.06	$1,861	3.83%	0.75%	to	0.95%	13.21%		to	12.99%
2009	1,107	$1.86 to $1.82	$2,034	—	0.75%	to	0.95%	44.26%		to	43.98%
2008	1,638	$1.29 to $1.27	$2,088	0.80%	0.75%	to	0.95%	(44.08%)		to	(44.19%)

VP Aggr, Cl 2
2012	31,562	$1.23 to $1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(10)
2011	29,999	$1.08 to $1.11	$32,283	—	0.55%	to	1.70%	(3.63%)		to	(4.73%)
2010	9,828	$1.12 to $1.16	$11,021	—	0.55%	to	1.70%	13.63	%(5)	to	16.22	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Aggr, Cl 4
2012	70,793	$1.23 to $1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09 to $1.07	$90,296	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	89,107	$1.12 to $1.12	$99,952	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Div Bond, Cl 2
2012	247	$1.11 to $1.02	$273	2.13%	0.85%	to	1.80%	3.96%		to	1.58	%(10)
2011	166	$1.07 to $1.05	$177	1.00%	0.85%	to	1.70%	6.20%		to	5.30%
2010	59	$1.00 to $1.00	$60	—	0.85%	to	1.70%	0.29	%(6)	to	(0.10	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Gro, Cl 2
2012	45	$1.34 to $0.97	$60	—	0.85%	to	1.80%	12.86%		to	(2.65	%)(10)
2011	41	$1.19 to $1.17	$49	—	0.85%	to	1.70%	(1.72%)		to	(2.56%)
2010	8	$1.21 to $1.21	$10	—	0.85%	to	1.70%	21.02	%(6)	to	20.55	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  277

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP BR Gl Infl Prot Sec, Cl 2
2012	372	$1.16 to $1.04	$431	4.65%	0.85%	to	1.80%	4.72%		to	3.27	%(10)
2011	225	$1.11 to $1.10	$250	8.12%	0.85%	to	1.70%	8.99%		to	8.05%
2010	29	$1.02 to $1.01	$30	—	0.85%	to	1.70%	1.76	%(6)	to	1.36	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 3
2012	13,378	$1.41 to $1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35 to $1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
2010	16,771	$1.23 to $1.15	$20,060	0.80%	0.55%	to	1.45%	3.56%		to	2.63%
2009	104,440	$1.19 to $1.12	$119,829	8.57%	0.55%	to	1.45%	6.25%		to	5.30%
2008	42,786	$1.12 to $1.06	$46,515	2.47%	0.55%	to	1.45%	(0.41%)		to	(1.30%)

VP Col Wanger Intl Eq, Cl 2
2012	344	$1.25 to $1.06	$427	1.31%	0.85%	to	1.80%	20.45%		to	4.31	%(10)
2011	150	$1.03 to $1.02	$156	2.02%	0.85%	to	1.70%	(14.49%)		to	(15.21%)
2010	67	$1.21 to $1.20	$81	0.49%	0.85%	to	1.70%	20.97	%(6)	to	20.50	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Col Wanger US Eq, Cl 2
2012	127	$1.44 to $1.02	$183	—	0.85%	to	1.80%	18.55%		to	3.18	%(10)
2011	109	$1.22 to $1.20	$133	—	0.85%	to	1.70%	(5.86%)		to	(6.66%)
2010	65	$1.29 to $1.29	$84	—	0.85%	to	1.70%	29.16	%(6)	to	28.66	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 2
2012	56,493	$1.15 to $1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(10)
2011	46,252	$1.08 to $1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
2010	19,021	$1.05 to $1.05	$19,853	—	0.55%	to	1.70%	5.56	%(5)	to	4.60	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 4
2012	111,431	$1.15 to $1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08 to $1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	101,591	$1.05 to $1.04	$106,130	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP DFA Intl Val, Cl 2
2012	139	$1.09 to $1.06	$152	2.07%	0.85%	to	1.80%	15.64%		to	6.88	%(10)
2011	119	$0.94 to $0.93	$113	2.17%	0.85%	to	1.70%	(20.23%)		to	(20.92%)
2010	63	$1.18 to $1.18	$75	1.94%	0.85%	to	1.70%	18.02	%(6)	to	17.56	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP EV Floating Rate Inc, Cl 2
2012	551	$1.12 to $1.03	$625	4.68%	0.85%	to	1.80%	6.33%		to	2.21	%(10)
2011	368	$1.06 to $1.04	$399	2.38%	0.85%	to	1.70%	1.07%		to	0.19%
2010	65	$1.05 to $1.04	$84	—	0.85%	to	1.70%	4.62	%(6)	to	4.21	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 278  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Invesco Intl Gro, Cl 2
2012	170	$1.22 to $1.05	$208	1.14%	0.85%	to	1.80%	14.38%		to	3.85	%(10)
2011	170	$1.07 to $1.06	$182	1.44%	0.85%	to	1.70%	(7.90%)		to	(8.69%)
2010	37	$1.16 to $1.16	$44	0.53%	0.85%	to	1.70%	16.28	%(6)	to	15.83	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP JPM Core Bond, Cl 2
2012	246	$1.10 to $1.02	$270	2.38%	0.85%	to	1.80%	3.59%		to	1.45	%(10)
2011	94	$1.06 to $1.05	$100	1.19%	0.85%	to	1.70%	5.87%		to	4.95%
2010	29	$1.01 to $1.00	$30	—	0.85%	to	1.70%	0.59	%(6)	to	0.20	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Jennison Mid Cap Gro, Cl 2
2012	135	$1.38 to $1.01	$184	—	0.85%	to	1.80%	15.14%		to	(0.23	%)(10)
2011	52	$1.20 to $1.19	$62	—	0.85%	to	1.70%	1.00%		to	0.14%
2010	17	$1.19 to $1.19	$20	—	0.85%	to	1.70%	19.06	%(6)	to	18.60	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Holl Lg Cap Gro, Cl 2
2012	118	$1.33 to $0.95	$156	—	0.85%	to	1.80%	10.81%		to	(4.89	%)(10)
2011	112	$1.20 to $1.18	$134	—	0.85%	to	1.70%	(3.31%)		to	(4.14%)
2010	48	$1.24 to $1.23	$60	—	0.85%	to	1.70%	23.91	%(6)	to	23.43	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MFS Val, Cl 2
2012	117	$1.31 to $1.03	$153	—	0.85%	to	1.80%	14.97%		to	2.35	%(10)
2011	118	$1.14 to $1.13	$134	—	0.85%	to	1.70%	(1.12%)		to	(1.96%)
2010	57	$1.16 to $1.15	$66	—	0.85%	to	1.70%	15.65	%(6)	to	15.20	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 2
2012	306,959	$1.21 to $1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31	%(10)
2011	242,627	$1.09 to $1.09	$263,319	—	0.55%	to	1.70%	(0.28%)		to	(1.42%)
2010	92,743	$1.10 to $1.10	$101,395	—	0.55%	to	1.70%	9.82	%(5)	to	10.47	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 4
2012	652,210	$1.21 to $1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	675,653	$1.09 to $1.08	$734,628	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	755,824	$1.10 to $1.09	$826,603	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Aggr, Cl 2
2012	145,875	$1.22 to $1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(10)
2011	131,371	$1.09 to $1.10	$142,553	—	0.55%	to	1.70%	(1.97%)		to	(3.09%)
2010	46,591	$1.11 to $1.13	$51,792	—	0.55%	to	1.70%	11.61	%(5)	to	13.31	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  279

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod Aggr, Cl 4
2012	310,574	$1.22 to $1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09 to $1.08	$385,889	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	389,556	$1.12 to $1.11	$433,471	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 2
2012	100,587	$1.18 to $1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(10)
2011	76,602	$1.09 to $1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
2010	31,516	$1.07 to $1.07	$33,706	—	0.55%	to	1.70%	7.42	%(5)	to	7.41	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 4
2012	196,022	$1.18 to $1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09 to $1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	216,688	$1.07 to $1.07	$232,021	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MS Global Real Est, Cl 2
2012	170	$1.38 to $1.14	$235	0.12%	0.85%	to	1.80%	29.11%		to	10.70	%(10)
2011	112	$1.07 to $1.06	$121	4.30%	0.85%	to	1.70%	(10.38%)		to	(11.15%)
2010	28	$1.20 to $1.19	$34	—	0.85%	to	1.70%	19.64	%(6)	to	19.18	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP NFJ Divd Val, Cl 2
2012	183	$1.36 to $1.04	$248	—	0.85%	to	1.80%	12.82%		to	4.50	%(10)
2011	121	$1.20 to $1.19	$146	—	0.85%	to	1.70%	2.42%		to	1.55%
2010	8	$1.17 to $1.17	$10	—	0.85%	to	1.70%	17.49	%(6)	to	17.04	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Nuveen Winslow Lg Cap Gro, Cl 2
2012	39	$1.37 to $0.95	$51	—	0.85%	to	1.80%	12.33%		to	(3.59	%)(10)
2011	36	$1.22 to $1.20	$44	—	0.85%	to	1.70%	(1.19%)		to	(2.03%)
2010	2	$1.23 to $1.23	$2	—	0.85%	to	1.70%	23.31	%(6)	to	22.83	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Gro, Cl 2
2012	78	$1.40 to $0.97	$109	—	0.85%	to	1.80%	10.02%		to	(4.30	%)(10)
2011	26	$1.27 to $1.26	$33	—	0.85%	to	1.70%	(1.43%)		to	(2.27%)
2010	4	$1.29 to $1.29	$5	—	0.85%	to	1.70%	29.05	%(6)	to	28.56	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Val, Cl 2
2012	137	$1.31 to $1.03	$179	—	0.85%	to	1.80%	12.37%		to	3.51	%(10)
2011	84	$1.17 to $1.15	$98	—	0.85%	to	1.70%	(5.33%)		to	(6.14%)
2010	21	$1.23 to $1.23	$26	—	0.85%	to	1.70%	23.21	%(6)	to	22.73	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 280  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Ptnrs Sm Cap Val, Cl 3
2012	4,411	$1.54 to $1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36 to $1.14	$9,817	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	7,108	$1.43 to $1.21	$12,899	—	0.55%	to	1.45%	23.75%		to	22.63%
2009	61,313	$1.16 to $0.98	$71,928	—	0.55%	to	1.45%	35.80%		to	34.59%
2008	56,048	$0.85 to $0.73	$49,967	0.10%	0.55%	to	1.45%	(31.95%)		to	(32.56%)

VP PIMCO Mortgage Backed Sec, Cl 2
2012	95	$1.06 to $1.00	$101	1.65%	0.85%	to	1.80%	1.19%		to	(0.39	%)(10)
2011	64	$1.05 to $1.03	$68	0.77%	0.85%	to	1.70%	4.32%		to	3.43%
2010	25	$1.00 to $1.00	$26	—	0.85%	to	1.70%	0.20	%(6)	to	(0.19	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Pyramis Intl Eq, Cl 2
2012	34	$1.21 to $1.09	$42	2.08%	0.85%	to	1.80%	19.58%		to	7.83	%(10)
2011	21	$1.01 to $1.00	$22	2.41%	0.85%	to	1.70%	(13.60%)		to	(14.33%)
2010	2	$1.17 to $1.17	$3	1.12%	0.85%	to	1.70%	17.10	%(6)	to	16.65	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 2
2012	122	$1.22 to $0.99	$149	—	0.85%	to	1.80%	9.66%		to	(0.92	%)(10)
2011	77	$1.11 to $1.10	$85	—	0.85%	to	1.70%	(4.42%)		to	(5.23%)
2010	13	$1.16 to $1.16	$15	—	0.85%	to	1.70%	16.40	%(6)	to	15.94	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 3
2012	3,336	$1.05 to $1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95 to $0.93	$4,367	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	5,405	$0.99 to $0.98	$5,357	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	111,725	$0.90 to $0.89	$100,695	—	0.55%	to	1.45%	30.61%		to	29.44%
2008	61,389	$0.69 to $0.69	$42,472	0.03%	0.55%	to	1.45%	(38.92%)		to	(39.47%)

VP Vty Estb Val, Cl 2
2012	195	$1.32 to $1.04	$255	—	0.85%	to	1.80%	15.87%		to	3.29	%(10)
2011	121	$1.14 to $1.13	$138	—	0.85%	to	1.70%	(7.32%)		to	(8.11%)
2010	14	$1.23 to $1.23	$18	—	0.85%	to	1.70%	23.09	%(6)	to	22.61	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Vty Estb Val, Cl 3
2012	356	$1.42 to $1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22 to $1.09	$470	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	366	$1.31 to $1.18	$458	—	0.55%	to	1.45%	21.19%		to	20.11%
2009	361	$1.08 to $0.98	$378	—	0.55%	to	1.45%	35.88%		to	34.66%
2008	468	$0.80 to $0.73	$365	—	0.55%	to	1.45%	(37.03%)		to	(37.60%)

VP WF Short Duration Govt, Cl 2
2012	227	$1.03 to $1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(10)
2011	179	$1.02 to $1.00	$182	0.81%	0.85%	to	1.70%	1.33%		to	0.46%
2010	61	$1.00 to $1.00	$62	—	0.85%	to	1.70%	0.41	%(6)	to	0.02	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT  ■  281

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2012	8,915	$2.13 to $1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%	to	19.80%
2011	10,953	$1.76 to $1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%)	to	(15.85%)
2010	13,276	$2.07 to $1.37	$24,827	1.60%	0.55%	to	1.45%	24.23%	to	23.12%
2009	40,052	$1.67 to $1.12	$54,405	3.70%	0.55%	to	1.45%	48.96%	to	47.63%
2008	34,494	$1.12 to $0.76	$33,134	0.95%	0.55%	to	1.45%	(45.90%)	to	(46.39%)

Wanger USA
2012	10,946	$1.54 to $1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%	to	18.28%
2011	13,163	$1.29 to $1.12	$22,222	—	0.55%	to	1.45%	(4.02%)	to	(4.88%)
2010	16,538	$1.35 to $1.18	$29,532	—	0.55%	to	1.45%	22.68%	to	21.58%
2009	37,983	$1.10 to $0.97	$49,377	—	0.55%	to	1.45%	41.45%	to	40.18%
2008	38,472	$0.78 to $0.69	$36,948	—	0.55%	to	1.45%	(40.02%)	to	(40.56%)

WF Adv VT Index Asset Alloc, Cl 2
2012	1,680	$1.47 to $1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%	to	11.68%
2011	1,940	$1.31 to $1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%	to	5.22%
2010	2,409	$1.24 to $1.36	$2,996	1.73%	0.75%	to	1.20%	12.44%	to	11.94%
2009	3,209	$1.10 to $1.22	$3,549	2.03%	0.75%	to	1.20%	14.59%	to	14.08%
2008	3,937	$0.96 to $1.07	$3,805	2.37%	0.75%	to	1.20%	(29.64%)	to	(29.96%)

WF Adv VT Intl Eq, Cl 2
2012	2,506	$1.28 to $0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%	to	11.84%
2011	3,281	$1.13 to $0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%)	to	(14.16%)
2010	4,075	$1.31 to $0.99	$4,817	1.69%	0.55%	to	1.45%	15.86%	to	14.83%
2009	52,577	$1.13 to $0.86	$49,158	0.27%	0.55%	to	1.45%	14.84%	to	13.81%
2008	1,913	$0.98 to $0.76	$1,793	—	0.55%	to	1.45%	(41.92%)	to	(42.44%)

WF Adv VT Opp, Cl 2
2012	2,419	$1.53 to $1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%	to	1.27	%(10)
2011	3,066	$1.33 to $1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%)	to	(7.11%)
2010	1,695	$1.42 to $1.23	$2,583	0.77%	0.55%	to	1.70%	23.07%	to	22.11	%(6)
2009	2,007	$1.15 to $1.04	$2,492	—	0.55%	to	1.45%	46.93%	to	45.61%
2008	2,187	$0.78 to $0.72	$1,852	1.95%	0.55%	to	1.45%	(40.43%)	to	(40.96%)

WF Adv VT Sm Cap Gro, Cl 2
2012	2,493	$1.65 to $0.93	$3,861	—	0.55%	to	1.80%	7.28%	to	(6.99	%)(10)
2011	3,049	$1.54 to $1.20	$4,431	—	0.55%	to	1.70%	(5.12%)	to	(6.20%)
2010	4,128	$1.62 to $1.27	$6,337	—	0.55%	to	1.70%	26.08%	to	26.80	%(6)
2009	4,677	$1.28 to $1.18	$5,713	—	0.55%	to	1.45%	51.81%	to	50.45%
2008	4,395	$0.85 to $0.79	$3,538	—	0.55%	to	1.45%	(41.74%)	to	(42.27%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.

 282  ■  RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2012 and December 31, 2011, and the related statements of income, statements of comprehensive income, statements of shareholder’s equity and statements of cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2012 and December 31, 2011, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

April 18, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Co. of New York, (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of RiverSource Life Insurance Co. of New York’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

April 15, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is April 18, 2013.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS
(in thousands, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale — Fixed maturities, at fair value (amortized cost: 2012, $1,682,636; 2011, $1,683,189)	$1,885,210	$1,836,161
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2012 and 2011, $2,038)	155,292	153,293
Policy loans	39,389	37,367
Other investments	244	204

Total investments	2,080,135	2,027,025
Cash and cash equivalents	30,022	82,180
Restricted cash	3,500	—
Reinsurance recoverables	99,385	92,289
Other receivables	6,721	7,066
Accrued investment income	20,730	21,863
Deferred acquisition costs	127,704	133,032
Deferred sales inducement costs	18,242	21,222
Other assets	75,383	94,454
Separate account assets	3,786,931	3,413,475

Total assets	$6,248,753	$5,892,606

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$1,971,580	$1,982,149
Policy claims and other policyholders’ funds	7,261	6,753
Other liabilities	86,296	105,079
Separate account liabilities	3,786,931	3,413,475

Total liabilities	5,852,068	5,507,456

Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,751	106,659
Retained earnings	199,190	211,372
Accumulated other comprehensive income, net of tax	88,744	65,119

Total shareholder’s equity	396,685	385,150

Total liabilities and shareholder’s equity	$6,248,753	$5,892,606

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$24,515	$23,703	$26,406
Net investment income	97,467	103,556	107,072
Policy and contract charges	90,417	86,822	78,833
Other revenues	16,937	15,743	12,976
Net realized investment gains	463	643	1,646

Total revenues	229,799	230,467	226,933

Benefits and expenses

Benefits, claims, losses and settlement expenses	57,786	66,444	54,542
Interest credited to fixed accounts	55,234	54,676	59,133
Amortization of deferred acquisition costs	19,537	14,686	6,452
Other insurance and operating expenses	44,574	44,693	41,655

Total benefits and expenses	177,131	180,499	161,782

Pretax income	52,668	49,968	65,151
Income tax provision	14,850	11,172	16,639

Net income	$37,818	$38,796	$48,512

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(457)	$(2,587)	$(275)
Portion of gain recognized in other comprehensive income (before taxes)	14	1,787	39

Net impairment losses recognized in net realized investment gains	$(443)	$(800)	$(236)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

Years Ended December 31,	2012	2011	2010

Net income	$37,818	$38,796	$48,512
Other comprehensive income, net of tax:
Net unrealized securities gains arising during the period	32,542	25,453	39,437
Reclassification of net securities gains included in net income	(301)	(441)	(1,362)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables from unrealized gains on securities	(8,616)	(8,455)	(21,811)

Total other comprehensive income, net of tax	23,625	16,557	16,264

Total comprehensive income	$61,443	$55,353	$64,776

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY
(in thousands)

		Additional		Accumulated Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$2,000	$106,634	$294,112	$30,225	$432,971
Cumulative effect of change in accounting policies, net of tax	—	—	(63,237)	2,073	(61,164)

Balances at January 1, 2010, as adjusted	2,000	106,634	230,875	32,298	371,807
Comprehensive income:
Net income	—	—	48,512	—	48,512
Other comprehensive income, net of tax	—	—	—	16,264	16,264

Total comprehensive income					64,776
Tax adjustment on share-based incentive compensation plan	—	(2)	—	—	(2)
Cash dividends to RiverSource Life Insurance Company	—	—	(28,234)	—	(28,234)

Balances at December 31, 2010	2,000	106,632	251,153	48,562	408,347
Comprehensive income:
Net income	—	—	38,796	—	38,796
Other comprehensive income, net of tax	—	—	—	16,557	16,557

Total comprehensive income					55,353
Tax adjustment on share-based incentive compensation plan	—	27	—	—	27
Cash dividends to RiverSource Life Insurance Company	—	—	(78,577)	—	(78,577)

Balances at December 31, 2011	2,000	106,659	211,372	65,119	385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	$2,000	$106,751	$199,190	$88,744	$396,685

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS
(in thousands)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$37,818	$38,796	$48,512
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	2,228	(573)	(1,006)
Deferred income tax expense (benefit)	1,077	(4,971)	4,765
Contractholder and policyholder charges, non-cash	(17,661)	(16,856)	(16,958)
Loss (gain) from equity method investments	(40)	29	(120)
Net realized investment gains	(906)	(1,143)	(2,332)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	443	500	686
Change in operating assets and liabilities:
Deferred acquisition costs	2,426	(3,380)	(9,814)
Deferred sales inducement costs	2,539	2,220	(2,116)
Future policy benefits for traditional life, disability income and long term care insurance	19,982	16,043	19,362
Policy claims and other policyholders’ funds	508	(555)	409
Reinsurance recoverables	(8,063)	(9,378)	(9,039)
Other receivables	390	(789)	(442)
Accrued investment income	1,133	170	191
Derivatives collateral, net	(30,180)	43,520	8,290
Other, net	6,671	615	13,392

Net cash provided by operating activities	18,365	64,248	53,780

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	26,975	31,571	66,692
Maturities, sinking fund payments and calls	233,481	199,365	191,306
Purchases	(280,861)	(216,391)	(261,851)
Proceeds from sales, maturities and repayments of commercial mortgage loans	20,771	15,299	15,685
Funding of commercial mortgage loans	(22,769)	(2,127)	—
Proceeds from sale of other investment	—	1,350	—
Change in policy loans, net	(2,022)	(883)	(736)

Net cash provided by (used in) investing activities	(24,425)	28,184	11,096

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	92,166	88,870	96,826
Net transfers from (to) separate accounts	(4,851)	2,756	(74,249)
Surrenders and other benefits	(70,134)	(77,709)	(76,215)
Deferred premium options, net	(13,371)	(11,818)	(6,305)
Tax adjustment on share-based incentive compensation plan	92	27	(2)
Cash dividend to RiverSource Life Insurance Company	(50,000)	(78,577)	(28,234)

Net cash used in financing activities	(46,098)	(76,451)	(88,179)

Net increase (decrease) in cash and cash equivalents	(52,158)	15,981	(23,303)
Cash and cash equivalents at beginning of period	82,180	66,199	89,502

Cash and cash equivalents at end of period	$30,022	$82,180	$66,199

Supplemental Disclosures:
Income taxes paid, net	$17,518	$12,023	$18,588
Interest paid on borrowings under repurchase agreements	—	—	86

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior years, which resulted in a $3.3 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $772 thousand. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior years, which resulted in a $1.8 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 18, 2013, the date the financial statements were available to be issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred acquisition costs	$223,942	$(90,910)	$133,032
Total assets	5,983,516	(90,910)	5,892,606

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	1,982,142	7	1,982,149
Deferred income taxes, net	36,140	(31,836)	4,304
Other liabilities	100,732	43	100,775
Total liabilities	5,539,242	(31,786)	5,507,456
Shareholder’s equity:
Retained earnings	277,305	(65,933)	211,372
Accumulated other comprehensive income, net of tax	58,310	6,809	65,119
Total shareholder’s equity	444,274	(59,124)	385,150
Total liabilities and shareholder’s equity	5,983,516	(90,910)	5,892,606

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$318,148	$(66,995)	$251,153	$294,112	$(63,237)	$230,875
Accumulated other comprehensive income, net of tax	43,861	4,701	48,562	30,225	2,073	32,298
Total shareholder’s equity	470,641	(62,294)	408,347	432,971	(61,164)	371,807

RiverSource Life Insurance Co. of New York

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in thousands)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$230,467	$—	$230,467	$226,933	$—	$226,933
Benefits and expenses
Benefits, claims, losses and settlement expenses	66,362	82	66,444	54,540	2	54,542
Interest credited to fixed accounts	54,370	306	54,676	59,135	(2)	59,133
Amortization of deferred acquisition costs	23,825	(9,138)	14,687	7,694	(1,242)	6,452
Other insurance and operating expenses	37,575	7,117	44,692	34,631	7,024	41,655

Total benefits and expenses	182,132	(1,633)	180,499	156,000	5,782	161,782
Pretax income	48,335	1,633	49,968	70,933	(5,782)	65,151
Income tax provision	10,601	571	11,172	18,663	(2,024)	16,639

Net income	$37,734	$1,062	$38,796	$52,270	$(3,758)	$48,512

The Company’s principal products are variable deferred annuities and variable universal life insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. In 2012, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

Under the Company’s variable life insurance and variable annuity products described above, except for the purchase of a variable annuity with a living benefit rider, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as other options from a variety of portfolios within the separate accounts. Purchasers of variable annuities with a living benefit rider are limited to specified investment options.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the

RiverSource Life Insurance Co. of New York

security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment gains or losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary gains or losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Commercial Mortgage Loans, net
Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans
Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

RiverSource Life Insurance Co. of New York

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $3.5 million and nil, respectively, consisting of cash that has been pledged to counterparties.

RiverSource Life Insurance Co. of New York

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges.

In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 14 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity

RiverSource Life Insurance Co. of New York

contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets

RiverSource Life Insurance Co. of New York

accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

RiverSource Life Insurance Co. of New York

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate

RiverSource Life Insurance Co. of New York

account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Net realized investment gains primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2012 and 2011.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See the Company’s Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after

RiverSource Life Insurance Co. of New York

December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in 2012. The adoption of the standard did not impact the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company’s financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company’s financial condition and results of operations. See Note 11 for the required disclosures.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s financial condition and results of operations.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s financial condition and results of operations.

RiverSource Life Insurance Co. of New York

4.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,159,474	$155,481	$(1,145)	$1,313,810	$2
Residential mortgage backed securities	195,099	12,292	(1,454)	205,937	(960)
Commercial mortgage backed securities	173,058	13,449	(57)	186,450	—
State and municipal obligations	85,901	19,197	—	105,098	—
Asset backed securities	61,388	3,986	(245)	65,129	—
U.S. government and agencies obligations	4,175	290	—	4,465	—
Foreign government bonds and obligations	3,541	780	—	4,321	—

Total	$1,682,636	$205,475	$(2,901)	$1,885,210	$(958)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in thousands)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$1,111,888	$122,055	$(5,658)	$1,228,285	$—
Residential mortgage backed securities	221,299	11,358	(6,296)	226,361	(2,003)
Commercial mortgage backed securities	201,865	13,409	—	215,274	—
State and municipal obligations	86,592	14,082	—	100,674	—
Asset backed securities	50,943	3,462	(82)	54,323	—
U.S. government and agencies obligations	6,808	159	(10)	6,957	—
Foreign government bonds and obligations	3,794	512	(19)	4,287	—

Total	$1,683,189	$165,037	$(12,065)	$1,836,161	$(2,003)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2012 and 2011, fixed maturity securities comprised approximately 91% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and 2011, approximately $121.8 million and $72.9 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in thousands, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$365,730	$395,742	21%	$419,944	$451,021	24%
AA	84,505	101,192	5	106,426	118,091	6
A	329,686	366,516	20	260,218	285,900	16
BBB	796,182	912,696	48	783,338	873,970	48
Below investment grade	106,533	109,064	6	113,263	107,179	6

Total fixed maturities	$1,682,636	$1,885,210	100%	$1,683,189	$1,836,161	100%

At December 31, 2012 and 2011, approximately 36% and 37%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in thousands, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	34	$86,134	$(1,064)	2	$3,690	$(81)	36	$89,824	$(1,145)
Residential mortgage backed securities	1	3	—	15	21,153	(1,454)	16	21,156	(1,454)
Commercial mortgage backed securities	1	7,117	(57)	—	—	—	1	7,117	(57)
Asset backed securities	1	4,857	(45)	1	8,600	(200)	2	13,457	(245)

Total	37	$98,111	$(1,166)	18	$33,443	$(1,735)	55	$131,554	$(2,901)

(in thousands, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities:	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	36	$92,451	$(3,707)	1	$9,263	$(1,951)	37	$101,714	$(5,658)
Residential mortgage backed securities	9	19,446	(984)	15	21,021	(5,312)	24	40,467	(6,296)
Asset backed securities	1	8,600	(82)	—	—	—	1	8,600	(82)
U.S. government and agencies obligations	—	—	—	1	4,497	(10)	1	4,497	(10)
Foreign government bonds and obligations	2	527	(19)	—	—	—	2	527	(19)

Total	48	$121,024	$(4,792)	17	$34,781	$(7,273)	65	$155,805	$(12,065)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Beginning balance	$2,727	$1,927	$1,894
Credit losses for which an other-than-temporary impairment was not previously recognized	36	646	—
Credit losses for which an other-than-temporary impairment was previously recognized	407	154	33
Reductions for securities sold during the period (realized)	(1,871)	—	—

Ending balance	$1,299	$2,727	$1,927

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in thousands)	Gains	Income Tax	Gains

Balance at January 1, 2010	$46,452	$(16,227)	$30,225 (2)
Cumulative effect of accounting change	3,189	(1,116)	2,073 (1)
Net unrealized securities gains arising during the period(2)	60,672	(21,235)	39,437
Reclassification of net securities gains included in net income	(2,096)	734	(1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(33,506)	11,695	(21,811)

Balance at December 31, 2010	74,711	(26,149)	48,562 (3)
Net unrealized securities gains arising during the period(2)	39,159	(13,706)	25,453
Reclassification of net securities gains included in net income	(678)	237	(441)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,008)	4,553	(8,455)

Balance at December 31, 2011	100,184	(35,065)	65,119 (3)
Net unrealized securities gains arising during the period(2)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(13,256)	4,640	(8,616)

Balance at December 31, 2012	$136,530	$(47,786)	$88,744 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 2 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(544) thousand, $(1.1) million and $(84) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Gross realized investment gains	$1,086	$2,036	$2,636
Gross realized investment losses	(180)	(558)	(304)
Other-than-temporary impairments	(443)	(800)	(236)

Total	$463	$678	$2,096

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized	Fair
(in thousands)	Cost	Value

Due within one year	$109,222	$110,913
Due after one year through five years	362,253	387,061
Due after five years through 10 years	538,193	605,704
Due after 10 years	243,423	324,016

	1,253,091	1,427,694

Residential mortgage backed securities	195,099	205,937
Commercial mortgage backed securities	173,058	186,450
Asset backed securities	61,388	65,129

Total	$1,682,636	$1,885,210

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At December 31, 2012 and 2011, bonds carried at $307 thousand and $321 thousand, respectively, were on deposit with the State of New York as required by law.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Income on fixed maturities	$88,409	$95,378	$97,813
Income on commercial mortgage loans	8,972	9,496	10,576
Income on policy loans and other investments	2,120	2,042	1,862

	99,501	106,916	110,251
Less: investment expenses	2,034	3,360	3,179

Total	$97,467	$103,556	$107,072

Net realized investment gains are summarized as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Fixed maturities	$463	$678	$2,096
Commercial mortgage loans	—	(36)	(450)
Cash equivalents	—	1	—

Total	$463	$643	$1,646

5.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,

(in thousands)	2012	2011	2010

Commercial Mortgage Loans
Beginning balance	$2,038	$2,538	$2,088
Charge-offs	—	(500)	—
Provisions	—	—	450

Ending balance	$2,038	$2,038	$2,538

Individually evaluated for impairment	$—	$—	$500
Collectively evaluated for impairment	2,038	2,038	2038

The recorded investment in financing receivables by impairment method was as follows:

	December 31,

(in thousands)	2012	2011

Commercial Mortgage Loans
Individually evaluated for impairment	$1,671	$—
Collectively evaluated for impairment	155,659	155,331

Total	$157,330	$155,331

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $1.7 million and nil, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2012 and 2011. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and nil of total commercial mortgage loans at December 31, 2012 and 2011, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$43,744	28%	$2,600	$34,768	23%	$—
Mountain	22,905	14	1,500	21,795	14	2,400
Pacific	20,484	13	—	22,107	14	—
East North Central	20,276	13	—	26,527	17	—
Middle Atlantic	16,999	11	—	17,138	11	—
New England	13,717	9	—	14,503	9	—
East South Central	11,204	7	—	9,524	6	—
West North Central	5,918	4	—	4,101	3	—
West South Central	2,083	1	—	4,868	3	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in thousands, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Industrial	$44,383	28%	$1,500	$42,582	27%	$1,300
Retail	38,101	24	1,100	38,676	25	—
Office	35,384	22	—	42,358	27	1,100
Apartments	28,675	18	—	22,650	15	—
Hotel	3,752	3	—	4,020	3	—
Mixed Use	2,841	2	—	2,958	2	—
Other	4,194	3	1,500	2,087	1	—

	157,330	100%	$4,100	155,331	100%	$2,400

Less: allowance for loan losses	2,038			2,038

Total	$155,292			$153,293

6.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$133,032	$132,603	$128,741
Capitalization of acquisition costs	17,111	18,066	16,266
Amortization, excluding the impact of valuation assumptions review	(18,337)	(12,486)	(15,752)
Amortization, impact of valuation assumptions review	(1,200)	(2,200)	9,300
Impact of change in net unrealized securities gains	(2,902)	(2,951)	(5,952)

Balance at December 31	$127,704	$133,032	$132,603

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC were as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$21,222	$23,947	$22,919
Capitalization of sales inducement costs	523	588	2,460
Amortization, excluding the impact of valuation assumptions review	(2,262)	(2,408)	(2,744)
Amortization, impact of valuation assumptions review	(800)	(400)	2,400
Impact of change in net unrealized securities gains	(441)	(505)	(1,088)

Balance at December 31	$18,242	$21,222	$23,947

7.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, ceded 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $10.9 billion and $11.0 billion, respectively, of which $7.3 billion and $7.1 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Direct premiums	$31,083	$34,635	$36,261
Reinsurance ceded	(6,568)	(10,932)	(9,855)

Net premiums	$24,515	$23,703	$26,406

Policy and contract charges are presented on the Statements of Income net of $9.1 million, $3.6 million and $3.2 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $7.5 million, $5.8 million and $3.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $72.9 million and $67.1 million related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Future policy benefits include $3.3 million and $3.9 million related to an assumed reinsurance arrangement as of December 31, 2012 and 2011, respectively.

8.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

RiverSource Life Insurance Co. of New York

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in thousands)	2012	2011

Fixed annuities	$1,161,952	$1,175,207
Variable annuity fixed sub-accounts	236,008	234,734
Variable annuity GMWB	36,060	66,621
Variable annuity GMAB	5,912	13,632
Other variable annuity guarantees	812	668

Total annuities	1,440,744	1,490,862
VUL/UL insurance	173,994	167,546
IUL accumulated host values	1,492	—
IUL embedded derivatives	998	—
VUL/UL insurance additional liabilities	19,337	14,315
Other life, DI and LTC insurance	335,015	309,426

Total future policy benefits	1,971,580	1,982,149
Policy claims and other policyholders’ funds	7,261	6,753

Total future policy benefits and policy claims and other policyholders’ funds	$1,978,841	$1,988,902

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2012	2011

Variable annuity variable sub-accounts	$3,442,505	$3,094,544
VUL insurance variable sub-accounts	343,453	318,004
Other insurance variable sub-accounts	973	927

Total	$3,786,931	$3,413,475

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2012, the Company began offering IUL insurance. IUL is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

9.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract
	Total	Value in	Net	Average	Total	Value in	Net
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Weighted Average
(in thousands, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Attained Age

GMDB:
Return of premium	$2,328,861	$2,253,448	$2,333	63	$2,011,895	$1,938,491	$17,231	62
Five/six-year reset	600,825	459,887	6,551	63	632,457	489,347	17,853	62
One-year ratchet	493,086	477,445	3,552	64	447,460	433,022	22,175	64
Five-year ratchet	199,317	194,264	586	62	181,760	177,014	4,008	61

Total — GMDB	$3,622,089	$3,385,044	$13,022	63	$3,273,572	$3,037,874	$61,267	62

GGU death benefit	$—	$—	$—	—	$129	$114	$—	52
GMIB	$18,405	$17,395	$2,485	63	$19,084	$17,954	$4,072	63
GMWB:
GMWB	$234,505	$233,455	$1,580	66	$231,605	$230,593	$12,287	65
GMWB for life	1,526,459	1,516,433	9,083	65	1,243,218	1,236,664	40,035	64

Total — GMWB	$1,760,964	$1,749,888	$10,663	65	$1,474,823	$1,467,257	$52,322	64

GMAB	$259,478	$259,004	$249	57	$233,835	$233,544	$3,756	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$325	$384	$9,188	$4,374	$1,231
Incurred claims	661	64	8,630	81	4,926
Paid claims	(769)	—	—	—	(81)

Balance at December 31, 2010	217	448	17,818	4,455	6,076
Incurred claims	309	31	48,803	9,177	3,016
Paid claims	(337)	—	—	—	(9)

Balance at December 31, 2011	189	479	66,621	13,632	9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)

Balance at December 31, 2012	$320	$492	$36,060	$5,912	$12,284

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2012	2011

Mutual funds:
Equity	$1,711,910	$1,627,641
Bond	1,424,663	1,313,343
Other	250,467	106,383

Total mutual funds	$3,387,040	$3,047,367

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

10.	LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets as of the prior year end. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

RiverSource Life Insurance Co. of New York

11.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,183,356	$130,454	$1,313,810
Residential mortgage backed securities	—	205,937	—	205,937
Commercial mortgage backed securities	—	173,710	12,740	186,450
State and municipal obligations	—	105,098	—	105,098
Asset backed securities	—	54,566	10,563	65,129
U.S. government and agencies obligations	1,369	3,096	—	4,465
Foreign government bonds and obligations	—	4,321	—	4,321

Total Available-for-Sale securities: Fixed maturities	1,369	1,730,084	153,757	1,885,210
Cash equivalents	—	29,900	—	29,900
Other assets:
Interest rate derivative contracts	—	38,757	—	38,757
Equity derivative contracts	7,645	16,407	—	24,052

Total other assets	7,645	55,164	—	62,809
Separate account assets	—	3,786,931	—	3,786,931

Total assets at fair value	$9,014	$5,602,079	$153,757	$5,764,850

Liabilities
Future policy benefits:
IUL embedded derivatives	$—	$998	$—	$998
GMWB and GMAB embedded derivatives	—	—	39,934	39,934	(1)

Total future policy benefits	—	998	39,934	40,932
Other liabilities:
Interest rate derivative contracts	—	3,023	—	3,023
Equity derivative contracts	—	18,810	—	18,810

Total other liabilities	—	21,833	—	21,833

Total liabilities at fair value	$—	$22,831	$39,934	$62,765

(1)	The Company’s adjustment for nonperformance risk resulted in a $19.9 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York

	December 31, 2011
(in thousands)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$1,146,698	$81,587	$1,228,285
Residential mortgage backed securities	—	222,947	3,414	226,361
Commercial mortgage backed securities	—	215,238	36	215,274
State and municipal obligations	—	100,674	—	100,674
Asset backed securities	—	43,773	10,550	54,323
U.S. government and agencies obligations	1,425	5,532	—	6,957
Foreign government bonds and obligations	—	4,287	—	4,287

Total Available-for-Sale securities: Fixed maturities	1,425	1,739,149	95,587	1,836,161
Cash equivalents	—	81,690	—	81,690
Other assets:
Interest rate derivative contracts	—	32,604	—	32,604
Equity derivative contracts	2,208	51,006	—	53,214

Total other assets	2,208	83,610	—	85,818
Separate account assets	—	3,413,475	—	3,413,475

Total assets at fair value	$3,633	$5,317,924	$95,587	$5,417,144

Liabilities
Future policy benefits:
GMWB and GMAB embedded derivatives	$—	$—	$79,451	$79,451	(1)
Other liabilities:
Interest rate derivative contracts	—	1,433	—	1,433
Equity derivative contracts	—	8,878	—	8,878

Total other liabilities	—	10,311	—	10,311

Total liabilities at fair value	$—	$10,311	$79,451	$89,762

(1)	The Company’s adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset			GMAB
	Debt	Backed	Backed	Backed			Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total		Derivatives

Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	50,808 (2)
Other comprehensive income	413	654	438	(101)	1,404		—
Purchases	55,096	—	—	—	55,096		—
Sales	—	—	—	—	—		—
Issues	—	—	—	—	—		(10,750)
Settlements	(6,456)	(278)	(25)	—	(6,759)		(541)
Transfers into Level 3	—	—	12,154	—	12,154		—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—

Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(39,934)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		49,074

(1)	Represents a $218 thousand loss included in net realized investment gains and a $65 thousand gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

						Future Policy
	Available-for-Sale Securities: Fixed Maturities					Benefits:
		Residential	Commercial			GMWB and
	Corporate	Mortgage	Mortgage	Asset		GMAB
	Debt	Backed	Backed	Backed		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Derivatives

Balance, January 1, 2011	$79,053	$111,603	$2,100	$11,243	$203,999	$(21,650)
Total gains (losses) included in:
Net income	939	2,421	—	140	3,500 (1)	(49,103	)(2)
Other comprehensive income	1,296	(5,949)	(5)	(833)	(5,491)	—
Purchases	10,399	—	—	—	10,399	—
Sales	(6,774)	—	—	—	(6,774)	—
Issues	—	—	—	—	—	(8,028)
Settlements	(3,773)	(19,894)	(39)	—	(23,706)	(670)
Transfers into Level 3	447	—	—	—	447	—
Transfers out of Level 3	—	(84,767)	(2,020)	—	(86,787)	—

Balance, December 31, 2011	$81,587	$3,414	$36	$10,550	$95,587	$(79,451)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$(27)	$44	$—	$140	$157	$—
Net realized investment gains (losses)	—	(800)	—	—	(800)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	(49,503)

(1)	Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset				GMAB
	Debt	Backed	Backed	Backed		Other		Embedded
(in thousands)	Securities	Securities	Securities	Securities	Total	Assets		Derivatives

Balance, January 1, 2010	$67,825	$127,392	$142	$10,192	$205,551	$137		$(13,413)
Total gains (losses) included in:
Net income	6	3,534	1	85	3,626 (1)	(137	)(2)	(1,334	)(3)
Other comprehensive income	3,245	9,529	(4)	966	13,736	—		—
Purchases, sales, issues and settlements, net	7,977	(28,852)	1,961	—	(18,914)	—		(6,903)
Transfers into Level 3	—	—	—	—	—	—		—
Transfers out of Level 3	—	—	—	—	—	—		—

Balance, December 31, 2010	$79,053	$111,603	$2,100	$11,243	$203,999	$—		$(21,650)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$6	$3,556	$—	$85	$3,647	$—		$—
Net realized investment gains (losses)	—	(33)	—	—	(33)	—		—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		(2,113)

(1)	Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2)	Included in net investment income in the Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was a decrease of $3.9 million and increases of $11.2 million and $1.3 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million and $84.8 million, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value

RiverSource Life Insurance Co. of New York

hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in thousands)
Corporate debt securities (private placements)	$130,144	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1 – 5.0% (2.2%	)
GMWB and GMAB embedded derivatives	$39,934	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

RiverSource Life Insurance Co. of New York

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in thousands)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Commercial mortgage loans, net	$155,292	$—	$—	$166,663	$166,663	$153,293	$164,125
Policy loans	39,389	—	—	38,031	38,031	37,367	36,190
Restricted cash	3,500	3,500	—	—	3,500	—	—

Financial Liabilities
Future policy benefits	$1,065,611	$—	$—	$1,181,409	$1,181,409	$1,075,262	$1,171,288
Separate account liabilities	5,811	—	5,811	—	5,811	7,557	7,557

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics, including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $13.0 million, $11.9 million and $7.5 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.6 million, $30.7 million and $27.9 million for 2012, 2011 and 2010, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Co. of New York

During 2012, 2011 and 2010, the Company paid cash dividends of $50.0 million, $78.6 million and $28.2 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2012, the Company had an amount due from Ameriprise Financial for federal income taxes of $2.7 million. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2012 and 2011.

13.	STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $93.2 million, $(3.8) million and $59.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, (subsequent to the adjustment for the new accounting standard) to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net income, per accompanying GAAP financial statements	$37,818	$38,796	$48,512
Capitalization/amortization of DAC, net (GAAP item)	2,426	(3,380)	(9,814)
Capitalization/amortization of DSIC, net (GAAP item)	2,539	2,220	(2,116)
Change in deferred income taxes(1)(2)	2,878	(4,970)	4,767
Change in future policy benefits(1)	(5,403)	(5,169)	16,819
Current income tax expense(1)	—	—	(4,355)
Change in separate account liability adjustment (SAP item)	(617)	(2,605)	(2,812)
Derivatives(1)(2)	40,461	(31,473)	11,018
Change in interest maintenance reserve (SAP item)	1,940	1,935	1,313
Other, net	374	(1,575)	(237)

Net income (loss), SAP basis(3)	$82,416	$(6,221)	$63,095

(1)	Represents valuation differences between GAAP and SAP income statement amounts.

(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3)	Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2012	2011

Shareholder’s equity, per accompanying GAAP financial statements	$396,685	$385,151
DAC (GAAP item)	(127,704)	(133,032)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(202,574)	(152,972)
DSIC (GAAP item)	(18,242)	(21,222)
Asset valuation reserve	(3,434)	(18,618)
Future policy benefits(1)	20,471	16,989
Deferred income taxes, net(1)	62,419	50,342
Separate account liability adjustment (SAP item)	153,929	154,547
Non-admitted assets (SAP item)	(16,299)	(27,769)
Interest maintenance reserve	(8,298)	(10,239)
Other, net	(4,175)	(7,700)

Capital and surplus, SAP basis(2)	$252,778	$235,477

(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.

(2)	Includes unassigned surplus of $144.0 million and $117.9 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Co. of New York

14.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in thousands)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$45,208	$3,777	$77,064	$687
Cash collateral on OTC derivatives	(19,030)	(2,818)	(45,587)	—

Fair value of OTC derivatives after application of master netting agreements and cash collateral	26,178	959	31,477	687
Securities collateral on OTC derivatives	(20,041)	—	(22,856)	(687)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	6,137	959	8,621	—
Fair value of exchange-traded derivatives	—	—	—	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$6,137	$959	$8,621	$—

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution. The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty.

The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in thousands)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$959	$687
Fair value of embedded derivative liabilities	40,932	79,451

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$41,891	$80,138

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$38,757	$32,604	Other liabilities	$3,023	$1,433
Equity contracts	Other assets	23,939	53,214	Other liabilities	18,782	8,878
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	39,934	79,451

Total GMWB and GMAB		62,696	85,818		61,739	89,762

Other derivatives:
Equity
IUL	Other assets	113	—	Other liabilities	28	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	998	—

Total other		113	—		1,026	—

Total derivatives		$62,809	$85,818		$62,765	$89,762

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$14,356	$28,823	$17,503
Equity contracts	Benefits, claims, losses and settlement expenses	(62,257)	7,402	(16,587)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	1,443	(188)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	39,517	(57,801)	(8,237)

Total GMWB and GMAB		(6,941)	(21,764)	(7,321)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	(8)	—	—
IUL embedded derivatives	Interest credited to fixed accounts	(52)	—	—

Total other		(60)	—	—

Total derivatives		$(7,001)	$(21,764)	$(7,321)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company’s variable annuity guaranteed benefits.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $2.0 billion and $1.8 billion, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

(in thousands)	Premiums Payable

2013	$13,121
2014	13,121
2015	12,582
2016	11,186
2017	8,413
2018-2025	19,764

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $4.3 million at December 31, 2012.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. In addition, the equity component of the IUL product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and

RiverSource Life Insurance Co. of New York

oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $19.0 million and $45.7 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $22.4 million and $22.9 million, respectively, which are not reflected on the Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $6.1 million and $8.6 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $3.8 million and $687 thousand, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $2.8 million and $687 thousand, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1.0 million and nil, respectively.

15.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior years. Management has determined that the effect of this correction is not material to the financial statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Current income tax:
Federal	$13,781	$16,722	$11,154
State	(8)	(579)	720

Total current income tax	13,773	16,143	11,874
Deferred federal income tax benefit	1,077	(4,971)	4,765

Income tax provision	$14,850	$11,172	$16,639

RiverSource Life Insurance Co. of New York

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(7.5)	(9.6)	(5.8)
State taxes, net of federal benefit	—	(0.8)	0.7
Taxes applicable to prior years	0.9	(0.2)	(3.3)
Foreign tax credit, net of addback	(0.2)	(1.9)	(1.2)
Other	—	(0.1)	0.1

Income tax provision	28.2%	22.4%	25.5%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and foreign tax credits. The increase in the effective tax rate for the year ended December 31, 2012 is primarily due to a $1.8 million correction of tax related to securities lending activities along with higher pretax income relative to tax preferred items compared to the prior year. See Note 1 for additional information on the out-of-period correction.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in thousands)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$77,591	$75,232
Capital loss and tax credit carryforward	—	2,106
Other	1,127	2,556

Gross deferred income tax assets	78,718	79,894
Deferred income tax liabilities:
DAC	28,761	35,549
Net unrealized gains on Available-for Sale securities	47,785	35,064
Investment related	13,890	6,157
DSIC	6,385	7,428

Gross deferred income tax liabilities	96,821	84,198

Net deferred income tax liabilities	$18,103	$4,304

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2012	2011	2010

Balance at January 1	$6,424	$2,330	$(1,602)
Additions for tax positions of prior years	904	6,000	12,642
Reductions for tax positions of prior years	(2,509)	(634)	(5,954)
Settlements	(609)	(1,272)	(2,756)

Balance at December 31	$4,210	$6,424	$2,330

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $110 thousand, $424 thousand and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $205 thousand, a net reduction of $3.9 million, and a net increase of $1.8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $2.2 million and $2.0 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $4.2 million in the next 12 months.

The Company’s income tax returns are included in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997

RiverSource Life Insurance Co. of New York

through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2008 and remain open for the years after 2008.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

The items comprising other comprehensive income are presented net of the following income tax benefit amounts:

	Years Ended December 31,
(in thousands)	2012	2011	2010

Net unrealized securities gains	$12,721	$8,916	$8,806

16.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset associated with ELNY. At December 31, 2012, the estimated liability was $5.0 million and the related premium tax asset was $3.2 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6343 N (4/13)

PART C.
Item 24. Financial Statements and Exhibits
(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource of New York Variable Annuity Account

Report of Independent Registered Public Accounting Firm dated April 22, 2013
Statements of Assets and Liabilities for the year ended Dec. 31, 2012.
Statements of Operations for the year ended Dec. 31, 2012.
Statements of Changes in Net Assets for the years ended Dec. 31, 2012 and 2011.
Notes to Financial Statements.

The audited financial statements of RiverSource Life Insurance Co. of New York

Reports of Independent Registered Public Accounting Firms dated April 18, 2013 and April 16, 2011.

Balance Sheets as of Dec. 31, 2012 and 2011.
Statements of Income for the years ended Dec. 31, 2012, 2011 and 2010.
Statements of Comprehensive Income for the years ended Dec. 31, 2012, 2011 and 2010.
Statements of Cash Flows for the years ended Dec. 31, 2012, 2011 and 2010.
Statements of Shareholder’s Equity for the three years ended Dec. 31, 2012, 2011 and 2010.

Notes to Financial Statements.

1.1	Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant’s Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3	Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4	Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5	Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6	Resolution of the Board of Directors of IDS Life of New York

establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7	Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8	Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant’s Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11	Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12	Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 filed electronically as Exhibit 1.12 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 is incorporated by reference.

1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013 is filed electronically herewith.

2	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.3	Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.4	Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4. 6	Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.7	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.19 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.8	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.20 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.9	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.21 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.10	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.11	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.12	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant’s Post-Effective Amendment No. 33 to Registration Statement No. 333-91691, is incorporated by reference.

4.13	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider and data page filed electronically as Exhibit 4.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

4.14	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider and data page filed electronically as Exhibit 4.14 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179335, filed on or about April 20, 2012 is incorporated by reference.

5.	Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1	Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust,

Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7	Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 24 is incorporated by reference.

8.8	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.12	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant’s Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.13 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.
8.14 Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.14 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.
8.15 Copy of Fund Participation Agreement dated April 30, 2012 by and among RiverSource Life Insurance Co. Of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.15 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179335 on or about May 11, 2012 is incorporated by reference herein.
8.16 Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York is filed electronically herewith.
8.17 Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York is filed electronically herewith.
8.18 Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York is filed electronically herewith.
9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.
10. Consents of Independent Registered Public Accounting Firms are filed electronically herewith.
11. None.
12. Not applicable.
13. Power of Attorney to sign Amendments to this Registration Statement, dated April 2, 2012 filed electronically as Exhibit 13 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 is incorporated by reference.
14. Not applicable.
Item 25. Directors and Officers of the Depositor
Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name	Principal Business Address*	Positions and Offices with Depositor
Maureen A. Buckley	20 Madison Ave. Extension Albany, NY 12203	Chairman of the Board, President and Chief Executive Officer

Gumer C. Alvero	1765 Ameriprise Financial Center Minneapolis, MN 55474	Director and Executive Vice President — Annuities

Richard N. Bush		Senior Vice President — Corporate Tax

Douglas K. Dunning		Director

Steve M. Gathje		Senior Vice President and Chief Actuary

Mark Gorham		Director and Vice President — Insurance Product Development

Robert R. Grew	Carter, Ledyard & Milburn	Director
2 Wall Street
New York, NY 10005-2072

Ronald L. Guzior	Bollam, Sheedy, Torani & Co. LLP CPA’s	Director
26 Computer Drive West
Albany, NY 12205

James L. Hamalainen		Senior Vice President and Treasurer

Jean B. Keffeler	1010 Swingley Rd. Livingston, MT 59047	Director

Jeryl A. Millner	138 Ameriprise Financial Center Minneapolis, MN 55474	Director

Thomas R. Moore		Secretary

Thomas V. Nicolosi	Ameriprise Financial Services Inc.	Director
Suite 220
500 Mamaroneck Avenue
Harrison, NY 10528

*	Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE
Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI

Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer
Item 27. Number of Contract owners
     As of March 31, 2013, there were 13,154 non-qualified contract owners and 25,055 qualified contract owners.
Item 28. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.
(a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474
(c)	RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL	NET UNDERWRITING	COMPENSATION	BROKERAGE
UNDERWRITER	DISCOUNT AND COMMISSIONS	ON REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$24,714,946	None	None	None
Item 30. Location of Accounts and Records
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
Item 31. Management Services
     Not applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 22nd day of April, 2013.

RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

By RiverSource Life Insurance Co. of New York
(Sponsor)

By /s/ Maureen A. Buckley*

Maureen A. Buckley*
President and Chief Executive Officer
As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2013.

SIGNATURE	TITLE

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President — Annuities

/s/ Maureen A. Buckley* Maureen A. Buckley	Chairman of the Board, President and Chief Executive Officer

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President — Corporate Tax

/s/ Douglas K. Dunning* Douglas K. Dunning	Director

/s/ Steve M. Gathje* Steve M. Gathje	Senior Vice President and Chief Actuary

SIGNATURE	TITLE

/s/ Mark Gorham* Mark Gorham	Director, Vice President — Insurance Product Development

/s/ Robert R. Grew* Robert R. Grew	Director

/s/ Ronald L. Guzior* Ronald L. Guzior	Director

/s/ James L. Hamalainen* James L. Hamalainen	Senior Vice President and Treasurer

/s/ Jean B. Keffeler* Jean B. Keffeler	Director

/s/ Jeryl A. Millner* Jeryl A. Millner	Director

/s/ Thomas V. Nicolosi* Thomas V. Nicolosi	Director

*	Signed pursuant to Power of Attorney dated April 2, 2012, filed electronically as Exhibit 13 to Registrant’s Post-Effective Amendment No. 36 to Registration Statement No. 333-91691, by:

/s/ Dixie Carroll Dixie Carroll
Assistant General Counsel and Assistant Secretary

     CONTENTS OF THE POST-EFFECTIVE AMENDMENT No. 4
This Pre-Effective Amendment to the Registration statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource RAVA 5 Advantage Variable Annuity
RiverSource RAVA 5 Select Variable Annuity
RiverSource RAVA 5 Access Variable Annuity
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account
     Financial Statements.
Part C.
Other Information.
The signatures.

EXHIBIT INDEX
1.14	Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 12, 2013

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Co. of New York

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Co. of New York

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Co. of New York

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.	Consents of Independent Registered Public Accounting Firms